UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code:(415) 670-2000

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 93.87%

BRAZIL — 6.03%
Abril Educacao SA Units	44,600	$639,259
Aliansce Shopping Centers SA	116,500	940,601
ALL - America Latina Logistica SA	459,200	1,658,242
Alupar Investimento SA Units	72,600	550,233
AMBEV SA	4,596,500	32,500,609
Anhanguera Educacional Participacoes SA	394,900	2,834,484
Arezzo Industria e Comercio SA	44,600	566,684
Autometal SA	54,100	452,954
B2W Companhia Global do Varejo[a]	70,400	897,635
Banco Bradesco SA	624,460	8,897,591
Banco do Brasil SA	842,200	8,549,472
Banco Santander (Brasil) SA Units	916,100	6,150,762
BB Seguridade Participacoes SA	679,900	8,638,751
BM&F Bovespa SA	1,790,800	8,766,182
BR Malls Participacoes SA	439,200	3,624,347
BR Properties SA	181,500	1,448,407
Brasil Brokers Participacoes SA	196,200	339,384
BRF SA	624,400	13,420,264
CCR SA	846,700	6,632,273
Centrais Eletricas Brasileiras SA	283,800	833,794
CETIP SA - Mercados Organizados	191,038	2,468,193
Cielo SA	694,960	12,402,420
Companhia de Saneamento Basico do Estado de Sao Paulo	337,500	3,277,123
Companhia de Saneamento de Minas Gerais SA	61,300	1,056,534
Companhia Hering SA	155,400	1,506,855
Companhia Siderurgica Nacional SA	731,100	2,799,826
Cosan SA Industria e Comercio	133,800	2,245,261
CPFL Energia SA	234,900	1,905,967
Cyrela Brazil Realty SA Empreendimentos e Participacoes	273,700	1,613,122
Duratex SA	285,129	1,172,016
EcoRodovias Infraestrutura e Logistica SA	185,500	1,200,803
EDP Energias do Brasil SA	270,700	1,133,222
Embraer SA	648,100	5,891,424
Equatorial Energia SA	177,476	1,803,996
Estacio Participacoes SA	290,500	3,482,555
Eternit SA	163,400	644,698
Even Construtora e Incorporadora SA	238,300	722,427
EZ TEC Empreendimentos e Participacoes SA	52,900	543,374
Fibria Celulose SAa	246,200	2,321,451
Fleury SA	88,400	674,710
GAEC Educacao SA	32,300	424,657
Gafisa SA	422,900	622,175
Helbor Empreendimentos SA	143,470	443,257
Hypermarcas SA	326,300	2,634,490
Iguatemi Empresa de Shopping Centers SA	92,100	908,251
International Meal Co. Holdings SA	63,000	501,910
Iochpe-Maxion SA	75,700	658,100
JBS SA	712,900	2,383,696
Julio Simoes Logistica SA	85,800	468,581
Klabin SA	454,700	2,319,060
Kroton Educacional SA	210,100	5,326,848
Light SA	68,000	600,557
Linx SA	25,500	534,317
Localiza Rent A Car SA	141,935	2,246,358
Lojas Americanas SA	180,025	910,940
Lojas Renner SA	133,800	4,038,964

Security	Shares	Value

LPS Brasil - Consultoria de Imoveis SA	81,300	$363,903
M Dias Branco SA	44,600	1,916,584
Magazine Luiza SA	107,300	389,390
Magnesita Refratarios SA	208,500	431,306
Marfrig Global Foods SAa	285,700	675,067
Mills Estruturas e Servicos de Engenharia SA	94,400	1,089,595
Minerva SAa	118,300	516,859
MRV Engenharia e Participacoes SA	342,800	1,049,926
Multiplan Empreendimentos Imobiliarios SA	89,200	1,911,216
Multiplus SA	52,900	769,780
Natura Cosmeticos SA	178,400	3,070,829
Odontoprev SA	279,700	1,184,615
PDG Realty SA Empreendimentos e Participacoes[a]	1,242,200	858,389
Petroleo Brasileiro SA	2,931,700	20,572,416
Porto Seguro SA	113,000	1,571,285
Prumo Logistica SAa	649,045	338,549
Qualicorp SAa	204,900	2,155,833
Raia Drogasil SA	217,300	1,840,663
Restoque Comercio e Confeccoes de Roupas SAa	132,900	417,710
Rossi Residencial SAa	335,087	242,010
Santos Brasil Participacoes SA Units	52,300	481,252
Sao Martinho SA	54,100	918,932
SLC Agricola SA	66,000	560,531
Smiles SA	37,400	682,956
Sonae Sierra Brasil SA	53,900	424,606
Souza Cruz SA	375,300	3,839,921
Sul America SA Units	147,489	1,136,225
Technos SA	62,200	323,056
Tecnisa SA	142,800	459,013
Tegma Gestao Logistica SA	46,600	376,033
TIM Participacoes SA	817,200	4,430,196
Totvs SA	133,800	2,329,965
TPI - Triunfo Participacoes e Investimentos SA	70,100	279,706
Tractebel Energia SA	178,400	2,640,548
Transmissora Alianca de Energia Eletrica SA	95,100	822,514
Ultrapar Participacoes SA	348,000	8,354,606
Vale SA	1,293,400	16,376,166
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	58,600	939,721
Vanguarda Agro SAa	270,729	343,986
Via Varejo SAa	110,400	1,172,389
WEG SA	279,030	3,235,581

		273,723,894
CHILE — 1.43%
AES Gener SA	2,329,066	1,222,745
Aguas Andinas SA Series A	2,461,909	1,591,746
Banco de Chile	22,774,749	3,032,141
Banco de Credito e Inversiones	34,369	1,973,906
Banco Santander (Chile) SA	65,254,479	4,063,748
Besalco SA	389,232	328,516
CAP SA	83,164	1,195,564
Cencosud SA	1,244,626	4,389,196
Colbun SA	8,197,552	2,028,929
Compania Cervecerias Unidas SA	146,530	1,729,854
Compania SudAmericana de Vapores SAa	9,089,818	425,008
CorpBanca SA	135,963,427	1,619,893
Cruz Blanca Salud SA	340,282	298,091
E.CL SA	630,723	821,437
Empresa Nacional de Electricidad SA	3,171,377	4,653,510
Empresa Nacional de Telecomunicaciones SA	131,395	1,650,320
Empresas CMPC SA	1,140,092	2,484,678
Empresas Copec SA	451,460	6,000,237
Enersis SA	19,300,507	6,249,001

1

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Inversiones Aguas Metropolitanas SA	481,064	$790,192
Inversiones la Construccion SA	46,212	581,236
LATAM Airlines Group SA	326,862	4,719,310
Masisa SA	2,488,331	116,526
Parque Arauco SA	664,773	1,220,854
S.A.C.I. Falabella SA	927,835	8,660,792
SalfaCorp SA	507,101	444,908
Sociedad Matriz SAAM SA	6,245,997	532,725
Sonda SA	510,189	1,214,493
Vina Concha y Toro SA	489,974	1,005,134

		65,044,690
CHINA — 18.38%
361 Degrees International Ltd.	1,686,000	376,216
AAC Technologies Holdings Inc.[b]	732,500	4,322,468
Agile Property Holdings Ltd.	1,784,000	1,380,636
Agricultural Bank of China Ltd. Class H	20,845,000	9,302,743
Air China Ltd. Class H	1,772,000	1,012,513
Ajisen (China) Holdings Ltd.[b]	708,000	566,184
Alcatel-Lucent[a]	2,064,000	423,292
Aluminum Corp. of China Ltd. Class Ha,b	3,946,000	1,409,840
Anhui Conch Cement Co. Ltd. Class Hb	1,338,000	4,814,967
Anhui Expressway Co. Ltd. Class H	640,000	367,344
Anta Sports Products Ltd.	1,003,000	1,474,819
Anton Oilfield Services Group	1,210,000	920,811
APT Satellite Holdings Ltd.	280,000	382,100
Asia Cement China Holdings Corp.	714,500	481,989
Asian Citrus Holdings Ltd.[b]	1,699,000	387,882
AviChina Industry & Technology Co. Ltd. Class H	2,404,000	1,299,216
Bank of China Ltd. Class H	76,864,000	36,583,257
Bank of Communications Co. Ltd. Class H	8,077,000	5,406,926
BBMG Corp. Class H	1,271,500	857,731
Beijing Capital International Airport Co. Ltd. Class H	1,754,000	1,203,578
Beijing Capital Land Ltd. Class H	1,234,000	409,055
Beijing Enterprises Holdings Ltd.	523,500	4,473,378
Beijing Enterprises Water Group Ltd.	3,344,000	2,139,346
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[b]	279,000	372,098
Belle International Holdings Ltd.	4,628,000	4,590,423
Biostime International Holdings Ltd.[b]	192,000	1,295,197
Bosideng International Holdings Ltd.[b]	2,940,000	489,182
Brilliance China Automotive Holdings Ltd.	2,982,000	4,946,313
BYD Co. Ltd. Class Ha,b	509,500	2,497,243
BYD Electronic International Co. Ltd.[a]	993,500	650,975
C C Land Holdings Ltd.	1,745,000	333,112
Carnival Group International Holdings Ltd.[a]	8,150,000	798,922
Chaowei Power Holdings Ltd.[b]	981,000	575,723
China Agri-Industries Holdings Ltd.	2,026,200	836,306
China Aoyuan Property Group Ltd.	3,423,000	520,981
China BlueChemical Ltd. Class H	1,748,000	935,670
China Cinda Asset Management Co. Ltd.[a,b]	4,173,000	1,991,513
China CITIC Bank Corp. Ltd. Class H	8,085,000	4,703,158
China Coal Energy Co. Class H	4,058,000	2,313,488
China Communications Construction Co. Ltd. Class H	4,348,000	2,905,041
China Communications Services Corp. Ltd. Class H	2,456,000	1,165,760
China Construction Bank Corp. Class H	70,698,000	51,886,265
China COSCO Holdings Co. Ltd. Class Ha,b	2,680,000	1,043,938
China Datang Corp. Renewable Power Co. Ltd. Class Hb	2,834,000	398,437
China Dongxiang (Group) Co. Ltd.	3,611,000	638,089
China Everbright Bank Co. Ltd.[a]	2,538,000	1,122,842
China Everbright International Ltd.	2,533,000	3,224,671
China Everbright Ltd.	892,000	1,263,282
China Gas Holdings Ltd.	1,784,000	2,885,529
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	1,254,000	850,778
China Huishan Dairy Holdings Co. Ltd.[a]	5,675,000	1,346,842

Security	Shares	Value

China Huiyuan Juice Group Ltd.[a]	664,500	$369,407
China International Marine Containers (Group) Co. Ltd. Class H	539,400	958,723
China Life Insurance Co. Ltd. Class H	7,582,000	20,830,342
China Lilang Ltd.	755,000	485,938
China Longyuan Power Group Corp. Ltd. Class H	3,012,000	3,348,847
China LotSynergy Holdings Ltd.	6,940,000	626,600
China Lumena New Materials Corp.[b]	2,584,000	416,616
China Medical System Holdings Ltd.[b]	1,101,000	1,295,135
China Mengniu Dairy Co. Ltd.	1,365,000	6,699,160
China Merchants Bank Co. Ltd. Class H	4,507,464	8,302,206
China Merchants Holdings (International) Co. Ltd.	1,160,000	3,426,309
China Metal Recycling Holdings Ltd.[a,b,c]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	5,171,000	5,309,097
China Mobile Ltd.	6,021,000	58,905,687
China Modern Dairy Holdings Ltd.[a,b]	1,774,000	732,212
China National Building Material Co. Ltd. Class H	2,774,000	2,508,173
China National Materials Co. Ltd. Class H	2,293,000	443,638
China New Town Development Co. Ltd.[a]	4,925,000	355,736
China Oil and Gas Group Ltd.[b]	8,920,000	1,495,689
China Oilfield Services Ltd. Class H	1,784,000	4,399,626
China Overseas Land & Investment Ltd.[b]	4,460,000	11,620,351
China Pacific Insurance (Group) Co. Ltd. Class H	2,628,200	8,779,933
China Petroleum & Chemical Corp. Class H	25,274,200	22,917,422
China Power International Development Ltd.[b]	2,665,000	941,848
China Power New Energy Development Co. Ltd.[a]	5,100,000	315,751
China Precious Metal Resources Holdings Co. Ltd.[a,b]	5,456,000	584,098
China Railway Construction Corp. Ltd. Class H	1,948,500	1,648,683
China Railway Group Ltd. Class H	3,996,000	1,860,654
China Rare Earth Holdings Ltd.[a]	3,260,000	407,871
China Resources and Transportation Group Ltd.[a]	16,400,000	729,787
China Resources Cement Holdings Ltd.	2,026,000	1,277,854
China Resources Enterprise Ltd.	1,194,000	3,349,628
China Resources Gas Group Ltd.	892,000	2,732,508
China Resources Land Ltd.[b]	2,020,000	4,090,572
China Resources Power Holdings Co. Ltd.[b]	1,914,000	5,023,881
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	4,287,500	901,415
China SCE Property Holdings Ltd.[b]	2,146,200	462,295
China Shanshui Cement Group Ltd.[b]	2,093,000	761,292
China Shenhua Energy Co. Ltd. Class H	3,355,500	9,197,064
China Shineway Pharmaceutical Group Ltd.	446,000	816,876
China Shipping Container Lines Co. Ltd. Class Ha,b	3,631,000	875,792
China Singyes Solar Technologies Holdings Ltd.[b]	524,000	724,535
China South City Holdings Ltd.[b]	2,206,000	1,075,549
China State Construction International Holdings Ltd.	1,828,000	3,164,184
China Suntien Green Energy Corp. Ltd. Class Hb	1,884,000	641,531
China Taiping Insurance Holdings Co. Ltd.[a]	884,800	1,542,961
China Telecom Corp. Ltd. Class H	13,752,000	6,917,728
China Traditional Chinese Medicine Co. Ltd.[a]	878,000	360,126
China Travel International Investment Hong Kong Ltd.	3,884,000	781,514
China Unicom (Hong Kong) Ltd.	4,746,000	7,100,987
China Vanke Co. Ltd. Class B	1,323,000	2,081,866
China Water Affairs Group Ltd.[b]	1,714,000	559,325
China Yongda Automobiles Services Holdings Ltd.[b]	235,500	212,325
China Yurun Food Group Ltd.[a,b]	1,533,000	696,014
China ZhengTong Auto Services Holdings Ltd.[b]	868,500	449,208
Chinasoft International Ltd.[a,b]	1,998,000	623,654
ChinaVision Media Group Ltd.[a]	3,870,000	913,472
Chongqing Changan Automobile Co. Ltd.	880,500	1,578,618
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,163,000	998,786
CIMC Enric Holdings Ltd.[b]	892,000	1,272,486
CITIC 21CN Co. Ltd.[a,b]	2,506,000	2,000,805
CITIC Pacific Ltd.[b]	1,609,000	2,810,009
CITIC Resources Holdings Ltd.[a]	3,024,000	510,959
CITIC Securities Co. Ltd. Class H	1,068,000	2,303,247
CNOOC Ltd.	17,840,000	30,604,093

2

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Comba Telecom Systems Holdings Ltd.[a,b]	1,941,500	$540,909
Coolpad Group Ltd.	3,324,000	814,606
Cosco International Holdings Ltd.[b]	1,802,000	741,444
COSCO Pacific Ltd.	1,794,000	2,369,493
Country Garden Holdings Co. Ltd.	4,523,000	1,901,854
CPMC Holdings Ltd.	589,000	474,819
CSPC Pharmaceutical Group Ltd.	1,634,000	1,287,734
CSR Corp Ltd. Class H	1,930,000	1,428,901
Dah Chong Hong Holdings Ltd.[b]	793,000	506,304
Daphne International Holdings Ltd.	1,146,000	450,835
Datang International Power Generation Co. Ltd. Class H	2,814,000	1,092,505
Dazhong Transportation Group Co. Ltd. Class B	654,700	408,533
Digital China Holdings Ltd.	682,000	606,265
Dongfeng Motor Group Co. Ltd. Class H	2,660,000	4,082,833
Dongyue Group Ltd.[b]	1,460,000	606,376
ENN Energy Holdings Ltd.	892,000	6,310,656
EverChina International Holdings Co. Ltd.[a,b]	10,590,000	491,735
Evergrande Real Estate Group Ltd.[b]	6,162,000	2,726,144
Fantasia Holdings Group Co. Ltd.	2,704,500	303,486
Far East Horizon Ltd.	1,393,000	946,880
First Tractor Co. Ltd. Class H	576,000	347,697
Fosun International Ltd.	1,730,000	2,041,739
Franshion Properties (China) Ltd.	3,628,000	1,085,646
Fufeng Group Ltd.[b]	1,200,400	447,463
GCL-Poly Energy Holdings Ltd.[a]	9,691,000	3,012,442
Geely Automobile Holdings Ltd.[b]	5,230,000	1,956,288
Glorious Property Holdings Ltd.[a]	3,118,000	462,495
Golden Eagle Retail Group Ltd.	633,000	773,191
GOME Electrical Appliances Holdings Ltd.	10,503,000	1,761,123
Goodbaby International Holdings Ltd.[b]	962,000	495,086
Great Wall Motor Co. Ltd. Class H	1,115,000	4,573,356
Greatview Aseptic Packaging Co. Ltd.[b]	1,161,000	919,462
Guangdong Investment Ltd.[b]	2,676,000	2,968,367
Guangdong Land Holdings Ltd.	1,582,000	291,793
Guangzhou Automobile Group Co. Ltd. Class H	2,676,000	2,819,949
Guangzhou R&F Properties Co. Ltd. Class H	998,800	1,373,311
Haier Electronics Group Co. Ltd.	892,000	2,087,061
Haitian International Holdings Ltd.	637,000	1,396,759
Haitong Securities Co. Ltd. Class H	1,314,800	1,963,818
Hanergy Solar Group Ltd.[a,b]	11,486,000	1,674,096
Hangzhou Steam Turbine Co. Ltd. Class B	476,200	478,476
Harbin Electric Co. Ltd. Class H	902,000	537,504
HC International Inc.[a,b]	370,000	838,029
Hengan International Group Co. Ltd.	713,500	7,569,425
Hengdeli Holdings Ltd.	1,938,800	360,104
Hi Sun Technology (China) Ltd.[a]	1,935,000	603,989
Hidili Industry International Development Ltd.[a,b]	2,667,000	309,598
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	501,000	568,661
Honbridge Holdings Ltd.[a]	2,106,000	423,756
Honghua Group Ltd.[b]	2,157,000	509,137
Hopson Development Holdings Ltd.[a,b]	892,000	831,833
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	2,624,160	507,709
Huabao International Holdings Ltd.[b]	2,293,000	1,067,688
Huaneng Power International Inc. Class H	3,568,000	3,769,136
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	2,054,000	609,342
Industrial and Commercial Bank of China Ltd. Class H	72,350,000	47,032,936
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,089,300	1,385,590
Intime Retail Group Co. Ltd.[b]	1,225,000	1,189,773
Jiangsu Expressway Co. Ltd. Class H	1,176,000	1,412,180
Jiangsu Future Land Co. Ltd. Class B	1,081,500	499,653
Jiangxi Copper Co. Ltd. Class H	1,395,000	2,310,321
Ju Teng International Holdings Ltd.	818,000	623,554
Kaisa Group Holdings Ltd.[b]	1,740,000	540,878
Kingboard Chemical Holdings Co. Ltd.	664,200	1,245,651
Kingboard Laminates Holdings Ltd.	1,116,000	411,683

Security	Shares	Value

Kingdee International Software Group Co. Ltd.[a,b]	1,886,000	$617,886
Kingsoft Corp. Ltd.	657,000	1,987,198
Kunlun Energy Co. Ltd.	3,568,000	5,817,079
KWG Property Holdings Ltd.[b]	1,251,000	790,654
Landing International Development Ltd.[a]	5,760,000	393,760
Lao Feng Xiang Co. Ltd. Class B	231,406	570,184
Lee & Man Paper Manufacturing Ltd.	1,580,000	786,642
Lenovo Group Ltd.	6,248,000	7,736,513
Li Ning Co. Ltd.[a,b]	1,013,500	713,755
Lianhua Supermarket Holdings Co. Ltd. Class H	623,000	335,087
Lijun International Pharmaceutical (Holding) Co. Ltd.	1,850,000	746,877
Longfor Properties Co. Ltd.	1,328,500	1,680,984
Lonking Holdings Ltd.[b]	3,029,000	535,245
Luthai Textile Co. Ltd. Class B	469,969	624,972
Microport Scientific Corp.[b]	682,000	467,102
MIE Holdings Corp.[b]	1,866,000	336,956
Mingfa Group International Co. Ltd.[a]	2,000,000	554,628
Minth Group Ltd.[b]	892,000	1,548,613
MMG Ltd.[b]	1,764,000	445,952
NetDragon Websoft Inc.[b]	199,500	359,221
New China Life Insurance Co. Ltd. Class H	834,400	2,609,871
New World China Land Ltd.	2,582,000	2,148,073
New World Department Store China Ltd.	574,000	224,330
Nexteer Automotive Group Ltd.[a]	700,000	502,905
Nine Dragons Paper (Holdings) Ltd.[b]	1,722,000	1,119,429
North Mining Shares Co. Ltd.[a,b]	12,470,000	579,031
NVC Lighting Holdings Ltd.	1,459,000	342,499
Parkson Retail Group Ltd.[b]	1,329,000	392,549
PAX Global Technology Ltd.[a]	619,000	373,654
People’s Insurance Co. Group of China Ltd. Class H	6,425,000	2,585,596
PetroChina Co. Ltd. Class H	20,864,000	24,892,718
Phoenix Satellite Television Holdings Ltd.[b]	1,424,000	503,261
PICC Property and Casualty Co. Ltd. Class H	3,568,000	5,255,620
Ping An Insurance (Group) Co. of China Ltd. Class H	2,007,000	15,519,209
Poly Property Group Co. Ltd.	2,075,000	944,769
Ports Design Ltd.	768,500	345,941
Real Nutriceutical Group Ltd.[b]	1,429,000	307,809
Renhe Commercial Holdings Co. Ltd.[a]	13,104,000	684,529
REXLot Holdings Ltd.[b]	11,150,000	1,222,438
Road King Infrastructure Ltd.	400,000	349,802
Sany Heavy Equipment International Holdings Co. Ltd.[b]	1,713,000	386,659
Semiconductor Manufacturing International Corp.[a,b]	21,153,000	1,800,731
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,984,000	1,929,506
Shanghai Electric Group Co. Ltd. Class H	2,960,000	1,069,012
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	396,000	1,471,027
Shanghai Industrial Holdings Ltd.	540,000	1,668,139
Shanghai Industrial Urban Development Group Ltd.[a]	1,876,000	362,959
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	1,882,000	466,073
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	352,300	609,479
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	658,700	1,238,734
Shenzhen Expressway Co. Ltd. Class H	1,206,000	578,660
Shenzhen International Holdings Ltd.	874,250	1,039,680
Shenzhen Investment Ltd.	2,280,000	746,967
Shenzhou International Group Holdings Ltd.[b]	551,000	1,922,436
Shimao Property Holdings Ltd.	1,400,000	2,820,604
Shougang Concord International Enterprises Co. Ltd.[a,b]	11,062,000	477,982
Shougang Fushan Resources Group Ltd.	2,644,000	651,370
Shui On Land Ltd.	3,811,666	993,114
Shunfeng Photovoltaic International Ltd.[a]	964,000	1,315,515
Sihuan Pharmaceutical Holdings Group Ltd.	2,133,000	2,542,119
Sino Biopharmaceutical Ltd.	3,568,000	2,908,539
Sino Oil And Gas Holdings Ltd.[a,b]	17,200,000	528,005
Sino-Ocean Land Holdings Ltd.	3,337,500	1,756,364
Sinofert Holdings Ltd.[b]	3,248,000	393,801
Sinopec Engineering Group Co. Ltd.	1,188,000	1,369,894

3

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Sinopec Kantons Holdings Ltd.[b]	1,074,000	$899,046
Sinopec Shanghai Petrochemical Co. Ltd. Class H	3,803,000	936,899
Sinopharm Group Co. Ltd. Class H	945,600	2,567,394
Sinopoly Battery Ltd.[a]	8,400,000	541,729
Sinotrans Ltd. Class H	1,565,000	880,104
Sinotrans Shipping Ltd.[a]	2,106,500	581,444
Skyworth Digital Holdings Ltd.[b]	1,900,000	906,752
SOHO China Ltd.	1,825,500	1,433,944
Sun Art Retail Group Ltd.[b]	2,386,500	2,804,225
Sunac China Holdings Ltd.[b]	1,517,000	782,670
Sunny Optical Technology Group Co Ltd.[b]	737,000	884,063
Superb Summit International Group Ltd.[a]	4,395,000	600,894
TCC International Holdings Ltd.	1,230,000	475,948
TCL Communication Technology Holdings Ltd.	558,000	627,601
TCL Multimedia Technology Holdings Ltd.[a,b]	688,000	229,838
Tech Pro Technology Development Ltd.[a]	1,604,000	798,591
Tencent Holdings Ltd.	5,037,000	71,010,918
Tiangong International Co. Ltd.[b]	1,886,000	340,567
Tianjin Development Holdings Ltd.[a,b]	582,000	472,930
Tianjin Port Development Holdings Ltd.[b]	2,866,000	447,296
Tianneng Power International Ltd.[b]	1,192,000	419,732
Tibet 5100 Water Resources Holdings Ltd.[b]	1,635,000	620,009
Tingyi (Cayman Islands) Holding Corp.	1,930,000	5,501,519
Tong Ren Tang Technologies Co. Ltd. Class H	446,000	1,265,583
Tongda Group Holdings Ltd.	3,130,000	399,680
Towngas China Co. Ltd.	1,015,000	1,167,788
Travelsky Technology Ltd. Class H	933,000	794,252
Tsingtao Brewery Co. Ltd. Class H	372,000	2,926,886
Uni-President China Holdings Ltd.[b]	1,177,000	913,915
Vinda International Holdings Ltd.	300,000	464,339
VODone Ltd.[a,b]	4,234,000	442,353
Wanda Commercial Properties Group Co. Ltd.[a]	1,000,000	341,805
Want Want China Holdings Ltd.	5,941,000	8,291,247
Wasion Group Holdings Ltd.	640,000	453,195
Weichai Power Co. Ltd. Class H	517,000	1,930,510
Weiqiao Textile Co. Ltd. Class H	829,000	467,271
Welling Holding Ltd.	1,150,000	384,176
West China Cement Ltd.	4,830,000	479,701
Wisdom Holdings Group[b]	714,000	384,953
Xingda International Holdings Ltd.	1,013,000	401,126
Xinhua Winshare Publishing and Media Co. Ltd. Class H	931,000	599,216
XTEP International Holdings Ltd.[b]	889,000	378,398
Yanchang Petroleum International Ltd.[a]	7,040,000	363,217
Yantai Changyu Pioneer Wine Co. Ltd. Class B	198,400	413,794
Yanzhou Coal Mining Co. Ltd. Class Hb	1,916,000	1,509,975
Yashili International Holdings Ltd.	807,000	344,536
Yingde Gases Group Co. Ltd.	1,161,500	1,270,422
Yuanda China Holdings Ltd.[b]	3,976,000	353,858
YuanShengTai Dairy Farm Ltd.[a]	2,851,000	533,210
Yuexiu Property Co. Ltd.	5,484,000	1,089,309
Yuexiu Real Estate Investment Trust[b]	1,473,000	702,971
Yuexiu Transport Infrastructure Ltd.	950,000	515,868
Yuzhou Properties Co. Ltd.[a,b]	1,521,400	368,922
Zhejiang Expressway Co. Ltd. Class H	1,784,000	1,767,214
Zhongsheng Group Holdings Ltd.[b]	611,000	766,021
Zhuzhou CSR Times Electric Co. Ltd. Class H	547,500	1,610,097
Zijin Mining Group Co. Ltd. Class Hb	6,066,000	1,400,517
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	1,435,000	955,069
ZTE Corp. Class Ha	674,400	1,301,314

		834,404,358
COLOMBIA — 0.63%
Almacenes Exito SA	193,363	3,100,477
Bolsa de Valores de Colombia	63,243,045	694,887

Security	Shares	Value

Cementos Argos SA	388,460	$2,205,593
Cemex Latam Holdings SAa	169,030	1,549,764
Corporacion Financiera Colombiana SA NVS	80,430	1,577,183
Ecopetrol SA	4,768,916	8,599,417
Grupo Argos SA	269,936	3,051,086
Grupo de Inversiones Suramericana SA	234,452	4,720,717
Interconexion Electrica SA ESP	392,258	1,855,964
Isagen SA ESP	907,158	1,368,737

		28,723,825
CZECH REPUBLIC — 0.23%
CEZ AS	160,568	4,701,017
Komercni Banka AS	15,311	3,529,909
Pegas Nonwovens SA	17,213	508,308
Philip Morris CR AS	706	359,095
Telefonica Czech Republic AS	94,375	1,367,947

		10,466,276
EGYPT — 0.17%
Citadel Capital SAE[a]	379,447	232,964
Commercial International Bank (Egypt) SAE	443,679	2,239,383
EFG-Hermes Holding Co. SAE[a]	266,896	510,624
Egyptian Kuwaiti Holding Co. SAE[a]	374,105	415,257
ezzsteel[a]	147,318	354,370
Global Telecom Holding SAE[a]	1,345,959	990,126
Global Telecom Holding SP GDR[a]	208,850	766,479
Orascom Telecom Media And Technology Holding SAE SP GDR[a]	50,000	44,000
Palm Hills Developments SAE[a]	594,195	361,486
Pioneers Holding For Financial Investments SAE	197,688	362,456
Six of October Development & Investment Co.[a]	50,108	186,196
South Valley Cement Co.[a]	198,411	206,171
Talaat Moustafa Group Holding Co. SAE	579,589	741,675
Telecom Egypt Co.	197,272	377,419

		7,788,606
GREECE — 0.77%
Alpha Bank AEa,b	3,771,654	3,551,163
Athens Water Supply & Sewage Co. SA	27,459	355,957
Ellaktor SAa	132,310	709,537
Eurobank Ergasias SAa	3,877,485	2,169,320
Folli Follie Group[a]	35,060	1,377,825
Frigoglass SAa	53,104	282,606
Hellenic Exchanges - Athens Stock Exchange SA Holding	63,370	737,602
Hellenic Telecommunications Organization SAa	244,837	3,511,312
Intralot SA	155,200	442,617
Jumbo SAa	97,193	1,450,915
Marfin Investment Group Holdings SAa	741,059	473,247
Metka SA	29,464	530,708
Motor Oil (Hellas) Corinth Refineries SA	58,779	665,717
Mytilineos Holdings SAa	81,078	710,277
National Bank of Greece SAa	1,552,540	5,550,521
OPAP SA	218,172	3,709,426
Piraeus Bank SAa	2,137,375	5,249,801
Piraeus Port Authority SA	11,889	299,317
Public Power Corp. SA	111,130	1,668,068
Titan Cement Co. SAa	47,310	1,433,809

		34,879,745
HUNGARY — 0.22%
Magyar Telekom Telecommunications PLC[a]	480,101	709,573

4

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

MOL Hungarian Oil and Gas PLC	37,062	$2,138,449
OTP Bank PLC	209,331	4,577,564
Richter Gedeon Nyrt	132,890	2,496,403

		9,921,989
INDIA — 6.68%
ACC Ltd.	27,023	611,436
Adani Enterprises Ltd.	129,143	1,046,651
Adani Ports and Special Economic Zone Ltd.	482,092	1,856,083
Aditya Birla Nuvo Ltd.	38,075	839,660
Amara Raja Batteries Ltd.	67,274	463,654
Ambuja Cements Ltd.	654,655	2,410,779
Apollo Hospitals Enterprise Ltd.	82,446	1,266,479
Apollo Tyres Ltd.	248,985	742,236
Arvind Ltd.	182,421	564,026
Ashok Leyland Ltd.	1,216,526	666,011
Asian Paints Ltd.	281,261	2,416,112
Aurobindo Pharma Ltd.	111,200	1,260,480
Bajaj Auto Ltd.	78,112	2,569,738
Bajaj Finance Ltd.	18,528	633,649
Balrampur Chini Mills Ltd.	535,090	661,505
Bayer CropScience Ltd.	11,936	307,924
Berger Paints India Ltd.	91,554	383,476
Bharat Forge Ltd.	115,831	983,358
Bharat Heavy Electricals Ltd.	581,468	2,383,340
Bharat Petroleum Corp. Ltd.	175,641	1,551,312
Bharti Airtel Ltd.	585,752	3,411,022
Biocon Ltd.	78,136	578,251
Britannia Industries Ltd.	34,259	510,841
Cairn India Ltd.	448,462	2,562,586
Century Textiles & Industries Ltd.	53,213	430,279
CESC Ltd.	59,774	584,134
Cipla Ltd.	342,698	2,230,234
Coal India Ltd.	484,303	3,039,905
Dabur India Ltd.	246,207	785,204
DCB Bank Ltd.[a]	754,624	888,206
Dewan Housing Finance Corp. Ltd.	166,692	855,464
Divi’s Laboratories Ltd.	38,410	828,912
DLF Ltd.	432,819	1,538,928
Dr. Reddy’s Laboratories Ltd.	112,666	4,691,684
GAIL (India) Ltd.	294,321	1,881,782
Gateway Distriparks Ltd.	213,182	800,380
GlaxoSmithKline Consumer Healthcare Ltd.[a]	9,962	744,166
GMR Infrastructure Ltd.	1,325,188	747,927
Godrej Consumer Products Ltd.	115,669	1,525,680
Godrej Industries Ltd.	63,800	318,622
Gruh Finance Ltd.	109,386	651,151
Gujarat Pipavav Port Ltd.[a]	304,336	650,236
Havells India Ltd.	49,284	809,362
HCL Technologies Ltd.	243,718	5,850,841
HDFC Bank Ltd.	449,753	6,033,875
Hero Motocorp Ltd.	71,689	2,846,025
Hexaware Technologies Ltd.	217,221	528,072
Hindalco Industries Ltd.	1,098,073	2,750,293
Hindustan Unilever Ltd.	728,052	7,433,917
Housing Development & Infrastructure Ltd.[a]	307,415	471,866
Housing Development Finance Corp. Ltd.	1,456,796	21,616,496
ICICI Bank Ltd.	213,810	5,131,042
Idea Cellular Ltd.	770,713	1,797,982
IFCI Ltd.	808,451	496,645
Indiabulls Housing Finance Ltd.	219,906	1,454,565
Indiabulls Real Estate Ltd.	238,118	346,962
Indian Hotels Co. Ltd.	392,784	595,258
Infosys Ltd.	452,733	22,520,958

Security	Shares	Value

IRB Infrastructure Developers Ltd.	119,673	$399,180
ITC Ltd.	2,189,591	12,663,610
Jain Irrigation Systems Ltd.	403,973	757,150
Jaiprakash Associates Ltd.	1,056,206	1,305,734
Jammu & Kashmir Bank Ltd. (The)	29,919	758,507
Jindal Steel & Power Ltd.	368,146	1,855,060
JSW Steel Ltd.	93,266	1,912,040
Just Dial Ltd.[a]	23,302	554,946
Kailash Auto Finance Ltd.[a]	622,938	377,937
Karur Vysya Bank Ltd.	75,422	571,887
Kaveri Seed Co. Ltd.	31,261	335,517
Kotak Mahindra Bank Ltd.	312,319	4,591,232
KPIT Technologies Ltd.	117,528	317,041
Larsen & Toubro Ltd.	313,444	8,198,133
LIC Housing Finance Ltd.	347,686	1,873,174
Mahindra & Mahindra Financial Services Ltd.	274,004	1,404,334
Mahindra & Mahindra Ltd.	321,401	6,720,104
MAX India Ltd.	164,597	734,405
MindTree Ltd.	28,325	723,704
Mphasis Ltd.	64,567	481,767
MRF Ltd.	1,554	597,860
Nestle India Ltd.	21,689	1,820,936
NIIT Technologies Ltd.	73,801	488,843
NTPC Ltd.	1,527,197	4,148,166
Oil & Natural Gas Corp. Ltd.	749,003	4,793,290
Oil India Ltd.	108,620	1,047,873
Page Industries Ltd.	5,701	623,675
Persistent Systems Ltd.	23,171	418,678
Piramal Enterprises Ltd.	71,136	813,869
Power Finance Corp. Ltd.	255,568	1,262,702
Power Grid Corp. of India Ltd.	856,710	1,768,804
Prestige Estates Projects Ltd.	160,680	563,019
PTC India Ltd.	374,671	543,397
Rallis India Ltd.	92,125	289,830
Ramco Cements Ltd. (The)	76,426	342,876
Ranbaxy Laboratories Ltd.[a]	129,393	979,590
Raymond Ltd.	84,103	482,429
Redington India Ltd.	237,513	422,652
Reliance Capital Ltd.	108,657	973,389
Reliance Communications Ltd.	507,585	1,172,969
Reliance Industries Ltd.	1,270,295	22,888,527
Reliance Infrastructure Ltd.	99,468	1,162,845
Reliance Power Ltd.[a]	534,721	856,513
Rural Electrification Corp. Ltd.	286,395	1,549,509
Sesa Sterlite Ltd.	1,159,256	5,502,003
Shree Renuka Sugars Ltd.	738,148	309,800
Shriram Transport Finance Co. Ltd.	145,115	2,326,162
Siemens Ltd.	75,494	1,108,455
SKS Microfinance Ltd.[a]	117,094	582,993
Sobha Developers Ltd.	57,637	438,983
State Bank of India	146,245	6,291,950
Sun Pharma Advanced Research Co. Ltd.[a]	121,406	320,106
Sun Pharmaceuticals Industries Ltd.	700,886	7,243,121
Sundaram Finance Ltd.	36,125	544,932
Supreme Industries Ltd.	43,746	376,235
Suzlon Energy Ltd.[a]	1,110,383	413,410
Tata Consultancy Services Ltd.	462,713	16,768,158
Tata Global Beverages Ltd.	270,031	681,361
Tata Motors Ltd.	730,140	5,128,526
Tata Power Co. Ltd.	1,087,780	1,910,840
Tata Steel Ltd.	322,143	2,590,119
Tech Mahindra Ltd.	65,055	2,117,122
Thermax Ltd.	50,488	756,081
Torrent Pharmaceuticals Ltd.	45,859	474,461
TTK Prestige Ltd.	5,014	276,759

5

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

TV18 Broadcast Ltd.[a]	574,486	$340,764
Ultratech Cement Ltd.	31,698	1,277,898
Unitech Ltd.[a]	1,414,207	664,144
United Breweries Ltd.	64,294	821,220
United Spirits Ltd.	81,065	3,866,124
UPL Ltd.	224,178	1,144,981
Vijaya Bank	661,498	561,977
Wipro Ltd.	609,788	5,223,806
Yes Bank Ltd.	207,396	1,998,499

		303,166,355

INDONESIA — 2.69%
PT ACE Hardware Indonesia Tbk	8,230,100	634,440
PT Adaro Energy Tbk	14,867,700	1,559,994
PT Alam Sutera Realty Tbk	11,934,900	511,131
PT Aneka Tambang (Persero) Tbk	4,426,900	455,013
PT Arwana Citramulia Tbk	6,234,800	531,360
PT Astra Agro Lestari Tbk	414,000	968,955
PT Astra International Tbk	19,982,000	12,109,006
PT Bank Bukopin Tbk	7,483,700	413,446
PT Bank Central Asia Tbk	12,217,800	11,275,957
PT Bank Danamon Indonesia Tbk	3,534,700	1,259,473
PT Bank Mandiri (Persero) Tbk	9,312,200	8,115,772
PT Bank Negara Indonesia (Persero) Tbk	7,533,200	3,081,030
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	4,102,800	303,976
PT Bank Rakyat Indonesia (Persero) Tbk	11,032,300	9,638,498
PT Bank Tabungan Negara (Persero) Tbk	5,464,576	510,183
PT Benakat Integra Tbk[a]	38,009,500	452,533
PT Bukit Asam (Persero) Tbk	876,600	803,394
PT Bumi Serpong Damai Tbk	7,797,600	1,075,301
PT Charoen Pokphand Indonesia Tbk	7,583,300	2,451,988
PT Ciputra Development Tbk	11,770,200	1,063,603
PT Ciputra Property Tbk	4,564,800	289,332
PT Energi Mega Persada Tbk[a]	56,608,700	460,628
PT Gajah Tunggal Tbk	2,273,000	341,680
PT Garuda Indonesia (Persero) Tbk[a]	4,344,114	162,974
PT Global Mediacom Tbk	6,912,500	1,213,758
PT Gudang Garam Tbk	553,937	2,469,586
PT Hanson International Tbk[a]	7,647,700	409,406
PT Indo Tambangraya Megah Tbk	415,500	1,019,621
PT Indocement Tunggal Prakarsa Tbk	1,518,700	2,946,343
PT Indofood CBP Sukses Makmur Tbk	1,217,300	1,063,508
PT Indofood Sukses Makmur Tbk	4,441,200	2,596,248
PT Japfa Comfeed Indonesia Tbk	5,614,200	632,349
PT Jasa Marga (Persero) Tbk	2,129,700	1,071,691
PT Kalbe Farma Tbk	22,143,300	2,920,829
PT Kawasan Industri Jababeka Tbk	25,033,207	529,611
PT Krakatau Steel (Persero) Tbk[a]	3,815,900	154,924
PT Lippo Cikarang Tbk[a]	495,800	350,351
PT Lippo Karawaci Tbk	20,577,500	1,824,215
PT Matahari Department Store Tbk[a]	1,571,000	1,954,499
PT Medco Energi Internasional Tbk	2,018,500	561,895
PT Media Nusantara Citra Tbk	4,930,547	1,195,156
PT Mitra Adiperkasa Tbk	971,900	430,799
PT MNC Investama Tbk	35,796,800	981,154
PT MNC Sky Vision Tbk	1,190,216	211,028
PT Modernland Realty Tbk[a]	12,620,500	486,443
PT Multipolar Tbk	200,776	13,500
PT Pakuwon Jati Tbk	22,595,177	789,622
PT Panin Financial Tbk[a]	18,412,800	387,970
PT Pembangunan Perumahan (Persero) Tbk	2,573,200	420,969
PT Perusahaan Gas Negara (Persero) Tbk	11,030,700	5,125,614
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	3,207,400	634,612
PT Ramayana Lestari Sentosa Tbk	3,875,700	411,638

Security	Shares	Value

PT Salim Ivomas Pratama Tbk	4,203,800	$376,272
PT Semen Gresik (Persero) Tbk	2,959,200	3,732,267
PT Sentul City Tbk[a]	34,177,200	430,325
PT Sigmagold Inti Perkasa Tbk[a]	12,645,200	481,980
PT Sugih Energy Tbk[a]	19,774,997	791,000
PT Summarecon Agung Tbk	10,924,800	1,174,358
PT Surya Citra Media Tbk	4,684,000	1,271,801
PT Telekomunikasi Indonesia (Persero) Tbk	49,157,800	10,842,084
PT Timah (Persero) Tbk	4,066,852	496,382
PT Tower Bersama Infrastructure Tbk	1,952,892	1,283,807
PT Trada Maritime Tbk[a]	5,988,800	956,669
PT Unilever Indonesia Tbk	1,525,100	3,804,586
PT United Tractors Tbk	1,703,100	3,161,858
PT Wijaya Karya (Persero) Tbk	2,786,000	559,586
PT XL Axiata Tbk	2,994,100	1,404,085

		122,044,066

MALAYSIA — 4.03%
AEON Credit Service (M) Bhd	98,000	467,887
AirAsia Bhd	1,271,200	989,107
Alliance Financial Group Bhd	1,147,000	1,745,668
AMMB Holdings Bhd	1,783,200	4,073,666
Astro Malaysia Holdings Bhd	1,790,400	1,894,603
Axiata Group Bhd	2,511,700	5,417,392
Berjaya Corp. Bhd	4,146,700	625,941
Berjaya Sports Toto Bhd	656,545	780,579
British American Tobacco (Malaysia) Bhd	133,800	2,619,365
Bumi Armada Bhd[a]	1,251,700	1,371,299
Bursa Malaysia Bhd	451,000	1,078,021
Cahya Mata Sarawak Bhd	146,000	454,404
CapitaMalls Malaysia Trust Bhd	1,330,000	620,915
Carlsberg Brewery Malaysia Bhd	165,000	633,707
CIMB Group Holdings Bhd	4,903,400	11,201,667
Dialog Group Bhd	1,936,400	2,205,796
DiGi.Com Bhd	3,241,800	5,468,583
DRB-Hicom Bhd	898,800	688,157
Eastern & Oriental Bhd	1,067,200	833,698
Felda Global Ventures Holdings Bhd	1,225,800	1,617,613
Gamuda Bhd	1,699,900	2,327,905
Genting Bhd	2,031,900	6,153,248
Genting Malaysia Bhd	2,911,500	3,688,081
Genting Plantations Bhd	273,600	957,132
Hartalega Holdings Bhd	384,100	735,205
Hong Leong Bank Bhd	610,200	2,636,034
Hong Leong Financial Group Bhd	256,900	1,231,329
IGB Corp. Bhd	995,200	848,692
IHH Healthcare Bhd[a]	2,480,100	3,172,490
IJM Corp. Bhd	1,137,100	2,367,631
IJM Land Bhd	668,100	644,603
IOI Corp. Bhd	2,934,300	4,502,365
IOI Properties Group Bhd[a]	1,688,349	1,303,176
KPJ Healthcare Bhd	747,650	767,894
Kuala Lumpur Kepong Bhd	497,800	3,705,999
Lafarge Malaysia Bhd	452,400	1,391,134
Magnum Bhd	685,300	659,065
Mah Sing Group Bhd	1,054,260	738,277
Malayan Banking Bhd	4,337,300	13,337,231
Malaysia Airports Holdings Bhd	709,200	1,668,706
Malaysia Building Society Bhd	971,500	659,157
Malaysian Airline System Bhd[a]	6,066,700	339,871
Malaysian Resources Corp. Bhd	1,837,100	914,834
Maxis Bhd	1,920,500	3,927,073
Media Chinese International Ltd.	1,217,600	363,802
Media Prima Bhd	1,065,400	855,503

6

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

MISC Bhd	1,149,400	$2,210,797
MMC Corp. Bhd	971,200	819,157
OSK Holdings Bhd	943,200	499,048
Parkson Holdings Bhd	587,656	470,052
Pavilion Real Estate Investment Trust Bhd	1,018,600	437,494
Petronas Chemicals Group Bhd	2,779,600	5,830,845
Petronas Dagangan Bhd	295,400	2,320,540
Petronas Gas Bhd	662,200	5,049,455
POS Malaysia Bhd	407,800	629,533
PPB Group Bhd	484,200	2,362,980
Public Bank Bhd	2,283,225	15,349,412
QL Resources Bhd	697,250	709,620
RHB Capital Bhd	611,100	1,597,647
Sapurakencana Petroleum Bhd[a]	3,689,800	4,788,816
Sarawak Oil Palms Bhd	228,900	500,118
Sime Darby Bhd	2,812,100	8,358,405
Sunway Bhd	863,200	835,528
Sunway Real Estate Investment Trust Bhd	1,883,900	815,008
Supermax Corp. Bhd	699,000	522,129
Ta Ann Holdings Bhd	288,500	385,205
TA Enterprise Bhd	2,054,700	514,794
TAN Chong Motor Holdings Bhd	291,500	489,916
Telekom Malaysia Bhd	1,138,000	2,188,870
Tenaga Nasional Bhd	2,855,600	10,718,499
TIME dotCom Bhd[a]	523,000	708,077
Top Glove Corp. Bhd	564,800	850,804
TSH Resources Bhd	550,700	685,590
UEM Sunrise Bhd	1,743,800	1,112,602
UMW Holdings Bhd	556,900	1,871,933
UOA Development Bhd	691,200	464,672
WCT Holdings Bhd	1,450,880	975,382
YTL Corp. Bhd	4,737,800	2,403,552
YTL Power International Bhd[a]	2,012,835	945,964

		183,106,949

MEXICO — 4.70%
Alfa SAB de CV Series A	2,808,700	7,853,054
Alsea SAB de CV	382,800	1,303,813
America Movil SAB de CV Series L	33,301,900	32,167,122
Arca Continental SAB de CV	373,400	2,428,979
Axtel SAB de CV CPO[a,b]	1,272,900	440,176
Banregio Grupo Financiero SAB de CV	211,700	1,232,511
Bolsa Mexicana de Valores SAB de CV	451,800	939,516
Cemex SAB de CV CPO[a]	11,528,791	14,835,978
Coca-Cola FEMSA SAB de CV Series L	411,000	4,724,336
Compartamos SAB de CV	1,076,900	1,906,343
Concentradora Fibra Hotelera Mexicana SAB de CV	539,800	922,004
Consorcio ARA SAB de CVa,b	1,242,200	567,598
Controladora Comercial Mexicana SAB de CV BC Units	405,300	1,574,461
Controladora Vuela Cia de Aviacion SAB de CVa	375,543	332,104
Corporacion Inmobiliaria Vesta SAB de CV	446,000	913,939
El Puerto de Liverpool SAB de CV Series C1	185,900	2,099,167
Empresas ICA SAB de CVa,b	593,000	1,200,884
Fibra Uno Administracion SAB de CV	1,318,500	4,027,683
Fomento Economico Mexicano SAB de CV BD Units	1,905,400	18,070,095
Genomma Lab Internacional SAB de CV Series Ba,b	787,500	2,007,839
Gruma SAB de CV Series Ba	169,600	1,783,446
Grupo Aeromexico SAB de CVa,b	489,939	868,439
Grupo Aeroportuario del Centro Norte SAB de CV	225,500	845,680
Grupo Aeroportuario del Pacifico SAB de CV Series B	320,800	1,970,645
Grupo Aeroportuario del Sureste SAB de CV Series B	207,300	2,669,439
Grupo Bimbo SAB de CV Series A	1,608,200	4,648,952
Grupo Carso SAB de CV Series A1	567,500	2,942,789
Grupo Comercial Chedraui SAB de CV	339,300	1,154,862

Security	Shares	Value

Grupo Famsa SAB de CV Series Aa,b	299,500	$402,173
Grupo Financiero Banorte SAB de CV Series O	2,455,900	17,744,848
Grupo Financiero Inbursa SAB de CV Series O	2,304,500	6,309,013
Grupo Financiero Santander Mexico SAB de CV Series B	1,779,500	4,727,910
Grupo Herdez SAB de CVb	235,700	730,810
Grupo Lala SAB de CV	496,200	1,248,164
Grupo Mexico SAB de CV Series B	3,783,100	12,447,174
Grupo Simec SAB de CV Series Ba,b	105,700	467,368
Grupo Televisa SAB de CV CPO	2,543,400	17,165,504
Industrias CH SAB de CV Series Ba	180,200	1,022,933
Industrias Penoles SAB de CV	128,250	3,100,284
Kimberly-Clark de Mexico SAB de CV Series A	1,471,700	3,930,709
Macquarie Mexico Real Estate Management SA de CV	622,700	1,170,541
Mexichem SAB de CV	961,800	3,818,500
Minera Frisco SAB de CV Series A1[a]	672,000	1,291,936
OHL Mexico SAB de CVa	649,500	1,801,349
Promotora y Operadora Infraestructura SAB de CVa	271,600	3,794,612
Qualitas Controladora SAB de CV	209,100	616,974
TF Administradora Industrial S de RL SAB de CV	502,700	1,030,909
TV Azteca SAB de CV CPO[b]	1,090,400	630,421
Urbi Desarrollos Urbanos SAB de CVa,b	558,900	223
Wal-Mart de Mexico SAB de CV Series V	5,214,600	13,271,022

		213,155,231

PERU — 0.39%
Compania de Minas Buenaventura SA SP ADR	201,397	2,152,934
Credicorp Ltd.	67,468	10,541,875
Southern Copper Corp.	169,015	5,023,126

		17,717,935

PHILIPPINES — 1.00%
Aboitiz Equity Ventures Inc.	1,816,270	2,249,842
Aboitiz Power Corp.	1,445,800	1,189,551
Alliance Global Group Inc.	2,075,400	1,406,368
Atlas Consolidated Mining & Development Corp.	928,000	294,381
Ayala Corp.	177,220	2,503,073
Ayala Land Inc.	5,508,300	3,776,688
Bank of the Philippine Islands	781,615	1,509,461
BDO Unibank Inc.	1,417,640	2,864,116
Belle Corp.	4,805,900	601,905
Cebu Air Inc.	270,060	336,379
Cosco Capital Inc.[a]	1,956,600	438,228
DMCI Holdings Inc.	995,000	1,620,243
East West Banking Corp.[a]	399,300	278,337
Energy Development Corp.	7,901,100	1,079,844
Filinvest Land Inc.	9,213,000	334,789
First Gen Corp.	1,366,000	611,898
First Philippine Holdings Corp.	277,040	429,917
Globe Telecom Inc.	35,490	1,370,771
International Container Terminal Services Inc.	671,580	1,657,654
JG Summit Holdings Inc.	2,440,583	2,749,874
Jollibee Foods Corp.	417,180	1,707,621
Lopez Holdings Corp.	2,275,900	257,993
Manila Water Co. Inc.	875,900	508,464
Megaworld Corp.	10,514,000	1,129,375
Melco Crown Philippines Resorts Corp.[a]	1,601,900	475,939
Metro Pacific Investments Corp.	10,790,300	1,233,036
Metropolitan Bank & Trust Co.	245,650	468,787
Nickel Asia Corp.	569,775	350,941
Philex Petroleum Corp.[a]	164,862	29,238
Philippine Long Distance Telephone Co.	39,170	2,524,498
Philippine National Bank[a]	252,286	527,578
Rizal Commercial Banking Corp.	448,340	567,662

7

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

SM Investments Corp.	146,535	$2,632,305
SM Prime Holdings Inc.	6,100,447	2,336,727
Universal Robina Corp.	812,440	2,766,622
Vista Land & Lifescapes Inc.	4,038,900	576,920

		45,397,025

POLAND — 1.67%
Alior Bank SAa	44,224	1,218,448
Asseco Poland SA	87,144	1,176,184
Bank Handlowy w Warszawie SA	31,323	1,237,808
Bank Millennium SA	460,631	1,254,069
Bank Pekao SA	127,592	7,810,552
Bank Zachodni WBK SA	27,706	3,346,334
Budimex SA	13,853	594,294
Ciech SA	56,318	576,134
Cyfrowy Polsat SA	182,491	1,311,637
ENEA SA	199,702	1,054,428
Energa SA	160,000	997,393
Eurocash SA	86,767	1,245,541
Getin Holding SA	379,302	411,809
Getin Noble Bank SAa	1,303,710	1,385,324
Globe Trade Centre SAa	294,515	777,520
Grupa Azoty SA	48,623	1,277,230
Grupa Lotos SAa	69,766	856,448
Jastrzebska Spolka Weglowa SA	55,031	852,442
Kernel Holding SAa	59,227	547,258
KGHM Polska Miedz SAa	136,478	5,219,879
Lubelski Wegiel Bogdanka SA	35,299	1,339,598
mBank SA	15,011	2,457,003
Netia SA	345,106	580,814
Orange Polska SA	655,203	2,259,470
Polska Grupa Energetyczna SA	736,778	5,093,720
Polski Koncern Naftowy Orlen SA	317,167	4,414,779
Polskie Gornictwo Naftowe i Gazownictwo SA	1,757,688	2,697,175
Powszechna Kasa Oszczednosci Bank Polski SA	846,789	11,345,290
Powszechny Zaklad Ubezpieczen SA	55,634	8,195,564
Rovese SAa	658,663	276,046
Synthos SA	561,863	817,680
Tauron Polska Energia SA	999,622	1,761,536
TVN SA	187,264	962,182
Warsaw Stock Exchange SAb	44,184	538,758

		75,890,347

QATAR — 0.33%
Al Khalij Commercial Bank	47,152	305,711
Barwa Real Estate Co.	69,888	829,440
Commercial Bank of Qatar QSC (The)	22,214	438,177
Doha Bank QSC	14,986	259,373
Industries Qatar QSC	17,214	892,858
Masraf Al Rayan QSC	186,078	3,353,494
Meera Consumer Goods Co.	2,264	115,688
National Leasing	16,326	144,646
Ooredoo QSC	39,398	1,677,662
Qatar Electricity & Water Co. QSC	13,564	745,275
Qatar Industrial Manufacturing Co.[a]	35,885	468,279
Qatar Insurance Co. SAQ	25,349	552,246
Qatar Islamic Bank SAQ	13,649	412,095
Qatar National Bank	36,209	1,810,450
Qatar National Cement Co.	7,321	301,689
Qatari Investors Group	27,099	502,523
Salam International Investment Co.	104,953	415,199
United Development Co. PSC	83,582	607,347

Security	Shares	Value

Vodafone Qatar QSC[a]	182,207	$1,040,182

		14,872,334

RUSSIA — 4.46%
Aeroflot - Russian Airlines OJSC	543,556	860,034
Alrosa AO	1,732,100	2,072,214
Gazprom OAO	11,647,000	47,272,002
Inter RAO JSC[a]	2,045,500,000	558,150
LSR Group OJSC SP GDR[a],b,d	185,304	729,912
LUKOIL OAO	498,805	28,187,493
M Video OJSC	93,880	684,120
Magnit OJSC SP GDR[b],d	257,363	14,978,527
Mechel OAO SP ADR[a],b	202,139	390,128
MegaFon OAO SP GDR[b],d	86,267	2,590,598
MMC Norilsk Nickel OJSC	54,708	10,508,167
Mobile TeleSystems OJSC SP ADR	509,891	9,427,885
Moscow Exchange MICEX-RTS OJSC	1,118,010	2,099,331
NovaTek OAO SP GDR[d]	90,898	10,544,168
PIK Group[a]	334,370	885,335
Rosneft Oil Co. OJSC	1,130,260	7,387,146
Rostelecom OJSC	822,010	1,957,877
RusHydro OJSC	113,258,000	2,229,044
Sberbank of Russia	10,689,700	26,012,935
Severstal OAO	212,210	1,808,815
Sistema JSFC SP GDR[d]	163,080	4,672,242
Surgutneftegas OJSC	7,035,300	5,191,336
Tatneft OAO Class S	1,409,740	8,296,074
Uralkali OJSC	1,311,560	5,862,477
VTB Bank OJSC	5,093,750,000	7,004,395

		202,210,405

SOUTH AFRICA — 7.44%
Acucap Properties Ltd.	177,006	740,051
Adcock Ingram Holdings Ltd.	141,647	736,223
Adcorp Holdings Ltd.	185,929	614,859
Advtech Ltd.	647,835	547,833
Aeci Ltd.	136,776	1,486,298
African Bank Investments Ltd.[b]	1,443,579	1,145,725
African Oxygen Ltd.	173,933	354,809
African Rainbow Minerals Ltd.	108,552	1,906,679
Anglo American Platinum Ltd.[a]	51,807	2,207,626
AngloGold Ashanti Ltd.[a]	399,871	6,229,808
ArcelorMittal South Africa Ltd.[a]	190,572	648,219
Aspen Pharmacare Holdings Ltd.	314,718	8,122,378
Assore Ltd.	36,892	1,185,145
Astral Foods Ltd.	68,956	759,029
Attacq Ltd.[a]	420,280	718,750
Aveng Ltd.[a]	417,917	933,465
AVI Ltd.	287,410	1,577,208
Barclays Africa Group Ltd.	311,408	4,534,118
Barloworld Ltd.	217,094	2,066,380
Bidvest Group Ltd.	298,564	8,297,308
Blue Label Telecoms Ltd.	486,274	429,589
Brait SEa	342,685	1,821,609
Capital Property Fund	1,292,225	1,282,000
Cashbuild Ltd.[b]	36,841	483,845
City Lodge Hotels Ltd.	42,676	520,156
Clicks Group Ltd.	251,681	1,511,216
Clover Industries Ltd.	279,057	482,508
Coronation Fund Managers Ltd.	234,663	2,245,138
DataTec Ltd.	215,178	1,053,145
Discovery Ltd.	308,047	2,663,168
DRDGOLD Ltd.	121,189	28,855

8

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Emira Property Fund	450,001	$606,308
EOH Holdings Ltd.	117,625	936,888
Exxaro Resources Ltd.	136,045	1,779,913
Famous Brands Ltd.	64,123	629,491
FirstRand Ltd.	3,018,941	11,361,230
Foschini Group Ltd. (The)	196,149	2,094,047
Fountainhead Property Trust	620,598	441,536
Gold Fields Ltd.	768,738	2,698,346
Grindrod Ltd.	469,145	1,243,370
Group Five Ltd.	147,034	600,848
Growthpoint Properties Ltd.	2,062,005	4,578,445
Harmony Gold Mining Co. Ltd.[a]	403,557	1,060,773
Hosken Consolidated Investments Ltd.	63,502	976,192
Hudaco Industries Ltd.	66,973	658,102
Hyprop Investments Ltd.	209,397	1,563,590
Illovo Sugar Ltd.	223,181	643,158
Impala Platinum Holdings Ltd.	522,065	5,463,462
Imperial Holdings Ltd.	180,266	3,414,643
Investec Ltd.	226,916	1,947,184
JSE Ltd.	104,694	959,520
Kumba Iron Ore Ltd.	61,996	1,891,907
Lewis Group Ltd.[b]	99,139	621,975
Liberty Holdings Ltd.	107,229	1,312,026
Life Healthcare Group Holdings Ltd.	911,371	3,577,887
Massmart Holdings Ltd.	109,960	1,417,649
Mediclinic International Ltd.	354,000	2,807,918
Metair Investments Ltd.	144,061	556,711
MMI Holdings Ltd.	1,014,968	2,452,130
Mondi Ltd.	105,528	1,877,992
Mpact Ltd.	228,833	591,339
Mr. Price Group Ltd.	229,350	3,693,220
MTN Group Ltd.	1,650,921	34,794,325
Murray & Roberts Holdings Ltd.[a]	479,899	1,156,247
Nampak Ltd.	565,229	1,955,170
Naspers Ltd. Class N	390,654	43,064,863
Nedbank Group Ltd.	191,761	4,019,937
Netcare Ltd.	884,739	2,390,791
Northam Platinum Ltd.[a]	335,375	1,346,728
Omnia Holdings Ltd.	64,075	1,408,121
Pick n Pay Holdings Ltd.	279,316	664,790
Pick n Pay Stores Ltd.	251,963	1,382,211
PPC Ltd.	496,102	1,523,403
Rand Merchant Insurance Holdings Ltd.	666,155	1,976,986
Redefine Properties Ltd.	2,889,698	2,539,194
Remgro Ltd.	464,534	9,624,912
Resilient Property Income Fund Ltd.	236,239	1,267,828
Reunert Ltd.	180,442	1,126,937
RMB Holdings Ltd.	674,980	3,315,031
Royal Bafokeng Platinum Ltd.[a]	79,201	546,278
SA Corporate Real Estate Fund Nominees Pty Ltd.	1,355,737	523,913
Sanlam Ltd.	1,765,006	9,857,518
Sappi Ltd.[a]	533,157	1,858,840
Sasol Ltd.	540,568	30,403,071
Shoprite Holdings Ltd.	433,957	6,765,362
Sibanye Gold Ltd.	724,827	1,794,304
SPAR Group Ltd. (The)	162,191	1,930,891
Standard Bank Group Ltd.	1,162,197	15,554,525
Steinhoff International Holdings Ltd.	1,700,983	8,599,939
Sun International Ltd.	115,396	1,155,732
Super Group Ltd.[a]	321,264	892,421
Telkom SA SOC Ltd.[a]	275,627	1,007,844
Tiger Brands Ltd.	161,057	4,565,216
Tongaat Hulett Ltd.	102,458	1,340,098
Trencor Ltd.	148,955	1,083,693
Truworths International Ltd.	370,957	2,769,275

Security	Shares	Value

Vodacom Group Ltd.	364,441	$4,418,573
Vukile Property Fund Ltd.	527,701	854,094
Wilson Bayly Holmes-Ovcon Ltd.	58,449	740,073
Woolworths Holdings Ltd.	749,007	5,303,468
Zeder Investments Ltd.	1,383,512	586,935

		337,900,477

SOUTH KOREA — 15.06%
Able C&C Co. Ltd.	8	167
Ahnlab Inc.[b]	8,072	388,092
AmorePacific Corp.	3,266	4,638,732
AmorePacific Group	3,569	2,399,857
Asia Cement Co. Ltd.	2,701	283,285
Asiana Airlines Inc.[a]	105,130	498,754
ATLASBX Co. Ltd.	10,832	446,467
Binggrae Co. Ltd.	7,113	585,662
Bioland Ltd.	15,968	237,908
BS Financial Group Inc.	157,790	2,405,052
Bukwang Pharmaceutical Co. Ltd.	23,577	332,786
Capro Corp.[a]	50,350	215,673
Celltrion Inc.[a]	62,611	2,985,714
Chabio & Diostech Co. Ltd.[a],b	49,504	786,086
Cheil Industries Inc.	42,668	2,777,059
Cheil Worldwide Inc.[a]	89,510	2,066,223
Chong Kun Dang Pharmaceutical Corp.	7,981	547,608
CJ CGV Co. Ltd.	16,849	764,662
CJ CheilJedang Corp.	7,782	2,517,212
CJ Corp.	14,362	2,006,063
CJ E&M Corp.[a]	20,178	854,430
CJ Freshway Corp.[a],b	11,184	306,952
CJ Hellovision Co. Ltd.	33,730	504,198
CJ O Shopping Co. Ltd.	3,299	1,167,358
Com2uS Corp.[a]	7,579	332,073
Cosmax BTI Inc.	2	95
Cosmax Inc.[a]	7,679	618,716
Coway Co. Ltd.	51,417	4,324,229
Daeduck Electronics Co.[b]	43,430	311,613
Daeduck GDS Co. Ltd.	28,370	406,001
Daekyo Co. Ltd.	43,050	275,972
Daelim Industrial Co. Ltd.	27,324	2,158,708
Daesang Corp.	21,220	983,833
Daewoo Engineering & Construction Co. Ltd.[a]	104,940	858,899
Daewoo International Corp.	47,850	1,510,263
Daewoo Securities Co. Ltd.[a]	155,830	1,327,350
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	101,070	2,659,998
Daewoong Pharmaceutical Co. Ltd.	7,266	418,069
Daishin Securities Co. Ltd.	47,870	427,930
Daou Technology Inc.	30,660	369,651
Daum Communications Corp.[b]	11,920	1,142,694
DGB Financial Group Inc.	106,040	1,621,470
Dong-A Socio Holdings Co. Ltd.	3,527	433,874
Dong-A ST Co. Ltd.	4,803	466,553
Dongbu Insurance Co. Ltd.	42,302	2,392,497
Dongkuk Steel Mill Co. Ltd.[b]	40,410	331,139
Dongsuh Companies Inc.	34,457	553,906
Dongwon Industries Co. Ltd.	1,600	485,395
Dongyang Mechatronics Corp.	27,350	274,787
Doosan Corp.	7,672	958,812
Doosan Engine Co. Ltd.[a]	32,640	297,222
Doosan Heavy Industries & Construction Co. Ltd.	54,809	1,802,433
Doosan Infracore Co. Ltd.[a]	136,020	1,633,253
Duksan Hi-Metal Co. Ltd.[a]	14,631	236,632
DuzonBIzon Co. Ltd.	26,600	272,466
E-Mart Co. Ltd.	20,516	4,705,689

9

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

E1 Corp.	4,755	$326,726
EO Technics Co. Ltd.	9,376	634,134
Fila Korea Ltd.	9,677	845,149
Foosung Co. Ltd.[a]	105,960	339,629
GemVax & Kael Co. Ltd.[a]	23,947	584,474
Global & Yuasa Battery Co. Ltd.	10,822	496,441
Golfzon Co. Ltd.[b]	19,806	387,306
Grand Korea Leisure Co. Ltd.[b]	33,080	1,334,289
Green Cross Corp.	5,223	629,709
Green Cross Holdings Corp.	26,060	431,694
GS Engineering & Construction Corp.[a],b	33,850	1,099,909
GS Global Corp.[b]	53,650	493,273
GS Holdings Corp.	49,438	2,100,703
GS Home Shopping Inc.	1,768	417,478
Gwangju Shinsegae Co. Ltd.	837	200,184
Halla Corp.[a]	82,050	516,331
Halla Visteon Climate Control Corp.	41,920	1,951,774
Hana Financial Group Inc.	272,926	9,911,692
Hana Tour Service Inc.[b]	9,885	626,896
Hancom Inc.	17,040	423,411
Handsome Co. Ltd.	15,690	411,397
Hanil Cement Co. Ltd.	3,413	378,033
Hanil E-Hwa Co. Ltd.	23,690	513,183
Hanjin Heavy Industries & Construction Co. Ltd.[a]	49,990	551,252
Hanjin Kal Corp.[a]	22,511	554,942
Hanjin Shipping Co. Ltd.[a]	79,860	472,804
Hanjin Transportation Co. Ltd.	11,230	379,213
Hankook Shell Oil Co. Ltd.	1,095	492,117
Hankook Tire Co. Ltd.	69,937	4,147,411
Hankook Tire Worldwide Co. Ltd.	25,370	580,660
Hanmi Pharm Co. Ltd.[a]	6,436	656,091
Hansae Co. Ltd.	20,230	502,676
Hansol Chemical Co. Ltd.	16,180	444,070
Hansol Paper Co.	38,720	442,156
Hanssem Co. Ltd.	10,811	938,889
Hanwha Chemical Corp.	104,300	1,922,015
Hanwha Corp.	46,500	1,235,199
Hanwha General Insurance Co. Ltd.[a]	64,054	316,440
Hanwha Investment & Securities Co. Ltd.[a]	129,440	452,317
Hanwha Life Insurance Co. Ltd.	208,800	1,326,234
Hite Jinro Co. Ltd.	25,800	546,246
HMC Investment Securities Co. Ltd.[a]	40,470	408,588
Hotel Shilla Co. Ltd.	32,516	2,948,177
Huchems Fine Chemical Corp.	27,030	633,226
Hwa Shin Co. Ltd.	17,870	218,952
Hy-Lok Corp.	12,837	385,034
Hyosung Corp.	23,026	1,541,537
Hyundai Corp.[b]	16,330	476,999
Hyundai Department Store Co. Ltd.	13,675	1,769,359
Hyundai Development Co. Engineering & Construction	51,290	1,437,849
Hyundai Engineering & Construction Co. Ltd.	70,206	3,674,770
Hyundai Glovis Co. Ltd.	12,525	3,234,991
Hyundai Greenfood Co. Ltd.	40,280	665,279
Hyundai Heavy Industries Co. Ltd.	41,505	7,526,392
Hyundai Home Shopping Network Corp.	5,680	849,049
Hyundai Hysco Co. Ltd.[b]	9,776	694,727
Hyundai Marine & Fire Insurance Co. Ltd.	58,740	1,666,853
Hyundai Merchant Marine Co. Ltd.[a]	73,985	689,666
Hyundai Mipo Dockyard Co. Ltd.	11,421	1,807,970
Hyundai Mobis Co. Ltd.	66,936	18,895,871
Hyundai Motor Co.	151,786	33,401,252
Hyundai Securities Co. Ltd.[a]	127,040	762,091
Hyundai Steel Co.	68,213	4,600,132
Hyundai Wia Corp.	14,656	2,585,846
Iljin Display Co. Ltd.	20,380	217,744

Security	Shares	Value

Ilyang Pharmaceutical Co. Ltd.	19,470	$486,655
iMarketKorea Inc.	24,800	848,383
Industrial Bank of Korea	198,210	2,719,996
Interpark Corp.	39,535	443,713
ISU Chemical Co. Ltd.	25,400	332,376
JB Financial Group Co. Ltd.	71,329	521,578
JoyCity Corp.[a],b	9,655	191,169
Kangwon Land Inc.	111,100	3,316,012
KB Capital Co. Ltd.	20,840	428,975
KB Financial Group Inc.	362,760	12,356,312
KCC Corp.	5,194	2,983,419
KEPCO Plant Service & Engineering Co. Ltd.[b]	17,806	1,132,728
Kia Motors Corp.	258,767	14,914,232
KISWIRE Ltd.[b]	11,770	416,484
KIWOOM Securities Co. Ltd.	13,606	552,135
KNB Financial Group Co. Ltd.[a]	20,620	230,414
KNB Financial Group Co. Ltd.[a]	31,512	429,344
Koh Young Technology Inc.[b]	16,637	388,121
Kolao Holdings[b]	28,084	695,080
Kolon Industries Inc.	16,132	1,098,975
Komipharm International Co. Ltd.[a],b	41,071	434,784
Korea Aerospace Industries Ltd.	48,230	1,508,074
Korea District Heating Corp.	4,532	295,411
Korea Electric Power Corp.	252,730	9,686,084
Korea Gas Corp.[a]	26,856	1,534,704
Korea Investment Holdings Co. Ltd.	40,670	1,542,765
Korea Kolmar Co. Ltd.	21,190	839,126
Korea Zinc Co. Ltd.	8,450	3,077,019
Korean Air Lines Co. Ltd.[a]	31,899	1,042,768
Korean Reinsurance Co.	94,368	924,995
KT Corp.	63,070	1,879,365
KT Skylife Co. Ltd.	22,740	511,550
KT&G Corp.	107,427	8,739,895
Kukdo Chemical Co. Ltd.[b]	12,306	704,441
Kumho Petro Chemical Co. Ltd.	12,759	1,015,517
Kumho Tire Co. Inc.[a]	66,520	788,955
Kwang Dong Pharmaceutical Co. Ltd.	36,920	381,794
LF Corp.	24,360	651,860
LG Chem Ltd.	45,926	11,704,332
LG Corp.	90,851	5,405,465
LG Display Co. Ltd.[a]	227,970	6,066,835
LG Electronics Inc.	104,297	7,452,707
LG Hausys Ltd.	6,385	1,198,517
LG Household & Health Care Ltd.	9,165	4,581,602
LG Innotek Co. Ltd.[a]	10,676	1,334,238
LG International Corp.	33,460	893,732
LG Life Sciences Ltd.[a],b	19,266	637,353
LG Uplus Corp.	214,810	2,019,239
LIG Insurance Co. Ltd.	42,220	1,173,238
Lock & Lock Co. Ltd.[b]	27,540	354,980
Lotte Chemical Corp.	15,952	2,517,420
Lotte Chilsung Beverage Co. Ltd.	840	1,309,155
Lotte Confectionery Co. Ltd.	759	1,310,134
Lotte Food Co. Ltd.	885	660,150
Lotte Shopping Co. Ltd.	10,557	3,083,695
LS Corp.	17,500	1,233,337
LS Industrial Systems Co. Ltd.	17,503	1,106,590
Lumens Co. Ltd.[a]	43,775	506,317
Maeil Dairy Industry Co. Ltd.[b]	8,363	271,744
Mando Corp.	12,219	1,335,443
Medipost Co. Ltd.[a],b	7,349	463,184
Medy-Tox Inc.	4,801	621,184
MegaStudy Co. Ltd.	5,126	335,637
Meritz Fire & Marine Insurance Co. Ltd.	57,810	722,483
Meritz Securities Co. Ltd.	215,760	486,422

10

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Mirae Asset Securities Co. Ltd.	29,740	$1,240,381
Modetour Network Inc.	16,833	338,244
Muhak Co. Ltd.[a],b	19,860	529,496
Namhae Chemical Corp.	33,680	333,433
Namyang Dairy Products Co. Ltd.	783	713,004
Naturalendo Tech Co. Ltd.[a]	8,119	541,161
NAVER Corp.	27,791	20,648,479
NCsoft Corp.[b]	15,122	2,497,605
Neowiz Games Corp.[a]	21,919	326,572
Nexen Corp.	3,422	283,098
Nexen Tire Corp.	36,770	549,640
NH Investment & Securities Co. Ltd.	64,800	363,317
NHN Entertainment Corp.[a]	12,993	944,992
NICE Holdings Co. Ltd.	36,890	473,690
Nong Shim Holdings Co. Ltd.	5,904	665,517
NongShim Co. Ltd.	3,365	1,024,145
OCI Co. Ltd.[a]	16,663	2,858,288
OCI Materials Co. Ltd.	8,957	318,701
ORION Corp.	3,536	2,907,963
Osstem Implant Co. Ltd.[a]	15,321	396,466
Ottogi Corp.	1,973	855,766
Paradise Co. Ltd.	36,645	1,350,570
Partron Co. Ltd.[b]	43,851	520,091
Poongsan Corp.	19,520	520,431
POSCO	63,777	18,066,608
POSCO Chemtech Co. Ltd.	2,354	352,569
POSCO ICT Co. Ltd.	69,658	561,251
Pyeong Hwa Automotive Co. Ltd.[b]	12,448	242,810
S&T Dynamics Co. Ltd.	38,560	411,982
S-Oil Corp.	44,122	2,382,986
S.M. Entertainment Co.[a]	16,857	726,196
S1 Corp.	18,750	1,461,111
Samchully Co. Ltd.	4,295	627,284
SamkwangGlass Co. Ltd.	6,514	290,519
Samsung C&T Corp.	124,272	8,892,233
Samsung Card Co. Ltd.	38,620	1,421,467
Samsung Electro-Mechanics Co. Ltd.	56,706	3,496,184
Samsung Electronics Co. Ltd.	108,883	154,007,223
Samsung Engineering Co. Ltd.[a],b	29,293	2,340,109
Samsung Fine Chemicals Co. Ltd.	22,589	861,314
Samsung Fire & Marine Insurance Co. Ltd.	33,236	8,470,261
Samsung Heavy Industries Co. Ltd.	160,030	4,415,648
Samsung Life Insurance Co. Ltd.	60,038	5,879,040
Samsung SDI Co. Ltd.	33,337	4,950,554
Samsung Securities Co. Ltd.	61,252	2,464,609
Samsung Techwin Co. Ltd.	36,272	2,033,678
SBS Media Holdings Co. Ltd.	64,170	250,654
SeAH Besteel Corp.	15,710	435,020
SeAH Steel Corp.	3,055	386,292
Sebang Co. Ltd.	16,180	301,333
Seegene Inc.[a],b	10,464	577,459
Seobu T&Da	16,487	296,546
Seoul Semiconductor Co. Ltd.[b]	30,786	1,164,810
SFA Engineering Corp.	9,031	367,366
Shinhan Financial Group Co. Ltd.	415,730	18,072,560
Shinsegae Co. Ltd.	6,406	1,312,345
Shinsegae Food Co. Ltd.	4,483	304,081
Shinsegae International Co. Ltd.	3,507	275,005
Simm Tech Co. Ltd.[a],b	54,024	353,205
Sindoh Co. Ltd.	5,264	349,317
SK Broadband Co. Ltd.[a]	163,198	585,478
SK C&C Co. Ltd.	21,180	3,435,885
SK Chemicals Co. Ltd.	14,716	869,805
SK Gas Co. Ltd.	5,724	553,212
SK Holdings Co. Ltd.	25,330	4,568,438

Security	Shares	Value

SK Hynix Inc.[a]	530,950	$22,977,301
SK Innovation Co. Ltd.	59,122	6,171,822
SK Networks Co. Ltd.[a]	120,970	1,124,089
SK Securities Co. Ltd.[a]	685,760	484,643
SK Telecom Co. Ltd.	8,955	1,926,703
SKC Co. Ltd.	22,750	715,816
SL Corp.	18,790	359,150
Soulbrain Co. Ltd.[b]	11,915	408,768
Ssangyong Motor Co.[a]	53,870	510,081
STS Semiconductor & Telecommunications Co. Ltd.[a]	25,533	58,189
Sung Kwang Bend Co. Ltd.[b]	19,104	388,559
Sungwoo Hitech Co. Ltd.	39,614	566,913
Suprema Inc.[a]	17,036	375,720
Taekwang Industrial Co. Ltd.	483	605,052
Taewoong Co. Ltd.[a]	10,611	228,820
Taeyoung Engineering & Construction Co. Ltd.[a]	65,190	396,175
Taihan Electric Wire Co. Ltd.[a]	126,730	254,653
Tera Resource Co. Ltd.[a],c	196,444	—
TK Corp.[a]	18,048	296,318
TONGYANG Life Insurance Co.	40,260	396,602
TONGYANG Securities Inc.[a]	168,240	375,992
ViroMed Co. Ltd.[a]	12,394	600,141
WeMade Entertainment Co. Ltd.[a],b	8,501	342,890
Wonik IPS Co. Ltd.[a]	50,572	575,020
Woori Finance Holdings Co. Ltd.[a]	272,796	3,208,736
Woori Investment & Securities Co. Ltd.	120,020	1,014,088
YG Entertainment Inc.	9,751	425,328
Youlchon Chemical Co. Ltd.	34,180	412,090
Youngone Corp.	26,140	1,159,415
Youngone Holdings Co. Ltd.	6,260	478,612
Yuhan Corp.	7,596	1,314,148
Yungjin Pharmaceutical Co. Ltd.[a],b	178,200	312,662

		683,725,457

TAIWAN — 12.94%
A-DATA Technology Co. Ltd.	239,000	613,730
A.G.V. Products Corp.[a]	2,222,000	659,512
Ability Enterprise Co. Ltd.	467,000	327,058
AcBel Polytech Inc.	443,000	563,621
Accton Technology Corp.	583,000	375,245
Acer Inc.[a]	2,591,000	1,684,964
Advanced Semiconductor Engineering Inc.	6,230,000	7,895,149
Advantech Co. Ltd.	446,000	3,301,996
Airtac International Group	119,800	1,302,456
ALI Corp.	424,000	459,555
Alpha Networks Inc.	424,000	325,931
Altek Corp.	679,000	725,749
Ambassador Hotel Ltd. (The)	380,000	349,135
AmTRAN Technology Co. Ltd.	748,000	538,820
Ardentec Corp.	876,180	790,404
Asia Cement Corp.	1,778,520	2,316,160
Asia Optical Co. Inc.[a]	436,000	429,668
Asia Pacific Telecom Co. Ltd.	1,755,000	1,041,804
Asia Polymer Corp.	449,000	359,374
ASUSTeK Computer Inc.	690,000	7,616,681
AU Optronics Corp.[a]	8,508,000	3,248,790
Bank of Kaohsiung Co. Ltd.	1,781,776	569,256
BES Engineering Corp.	1,725,000	468,276
Bizlink Holding Inc.	84,000	417,402
Brogent Technologies Inc.	24,000	493,839
Capital Securities Corp.	1,635,000	597,064
Career Technology (MFG.) Co. Ltd.	420,000	623,301
Catcher Technology Co. Ltd.	446,000	3,986,193
Cathay Financial Holding Co. Ltd.	7,758,932	11,876,907

11

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Cathay Real Estate Development Co. Ltd.	718,000	$419,036
Chailease Holding Co. Ltd.	892,400	2,241,007
Chang Hwa Commercial Bank Ltd.	4,317,000	2,620,246
Cheng Loong Corp.	899,000	385,258
Cheng Shin Rubber Industry Co. Ltd.	1,784,650	4,820,885
Cheng Uei Precision Industry Co. Ltd.	507,000	970,529
Chia Hsin Cement Corp.[a]	842,000	443,668
Chicony Electronics Co. Ltd.	457,110	1,236,318
Chin-Poon Industrial Co. Ltd.	446,000	862,684
China Airlines Ltd.[a]	1,972,000	667,516
China Bills Finance Corp.	790,000	313,518
China Development Financial Holding Corp.	12,332,000	3,750,741
China Life Insurance Co. Ltd.	2,596,040	2,450,115
China Man-Made Fibers Corp.[a]	1,071,000	387,532
China Metal Products Co. Ltd.	446,320	506,074
China Motor Co. Ltd.	383,000	371,051
China Petrochemical Development Corp.	1,904,900	736,918
China Steel Chemical Corp.	145,000	880,092
China Steel Corp.	11,136,460	9,136,313
China Synthetic Rubber Corp.	393,000	380,739
Chipbond Technology Corp.	617,000	1,100,849
Chong Hong Construction Co.	145,000	407,647
Chroma ATE Inc.	446,000	1,114,052
Chung Hung Steel Corp.[a]	1,844,000	467,373
Chunghwa Telecom Co. Ltd.	3,568,000	11,423,121
Clevo Co.	451,175	850,124
CMC Magnetics Corp.[a]	3,633,000	547,637
Compal Electronics Inc.	4,215,000	3,472,028
Compeq Manufacturing Co. Ltd.	1,057,000	733,208
Continental Holdings Corp.	1,345,000	527,046
Coretronic Corp.	759,000	880,866
Coxon Precise Industrial Co. Ltd.	177,000	299,865
CSBC Corp. Taiwan	696,000	422,444
CTBC Financial Holding Co. Ltd.	12,788,935	8,146,226
CTCI Corp.	651,000	1,128,946
Cyberlink Corp.	172,540	563,903
CyberTAN Technology Inc.	389,000	404,107
D-Link Corp.	741,000	491,768
Delta Electronics Inc.	1,809,000	11,764,186
Depo Auto Parts Industrial Co. Ltd.	115,000	506,245
Dynapack International Technology Corp.	127,000	374,831
E Ink Holdings Inc.[a]	919,000	576,185
E.Sun Financial Holding Co. Ltd.	5,213,425	3,442,524
Eclat Textile Co. Ltd.	167,560	1,732,291
Elan Microelectronics Corp.	446,000	850,785
Elite Material Co. Ltd.	588,000	560,831
Elite Semiconductor Memory Technology Inc.[a]	310,000	595,488
Entire Technology Co. Ltd.[a]	301,000	307,168
Epistar Corp.	892,000	2,022,844
Eternal Chemical Co. Ltd.	749,000	789,328
EVA Airways Corp.[a]	1,353,000	681,339
Evergreen Marine Corp. Ltd.[a]	1,276,000	731,927
Everlight Chemical Industrial Corp.	643,850	653,824
Everlight Electronics Co. Ltd.	446,000	1,053,069
Far Eastern Department Stores Ltd.	934,360	867,817
Far Eastern International Bank Ltd.	1,929,418	694,926
Far Eastern New Century Corp.	2,785,560	2,879,804
Far EasTone Telecommunications Co. Ltd.	1,784,000	4,051,638
Faraday Technology Corp.	428,000	590,926
Farglory Land Development Co. Ltd.	451,782	753,334
Federal Corp.	465,550	335,358
Feng Hsin Iron & Steel Co. Ltd.	499,000	717,243
Feng Tay Enterprise Co. Ltd.	446,640	1,272,050
Firich Enterprises Co. Ltd.	148,184	852,470
First Financial Holding Co. Ltd.	6,146,030	3,812,381

Security	Shares	Value

FLEXium Interconnect Inc.	191,074	$505,317
Forhouse Corp.	1,064,000	408,064
Formosa Chemicals & Fibre Corp.	3,117,210	7,474,526
Formosa Epitaxy Inc.[a]	682,000	376,419
Formosa Petrochemical Corp.	1,338,000	3,270,761
Formosa Plastics Corp.	3,989,800	10,205,521
Formosa Taffeta Co. Ltd.	712,000	782,392
Formosan Rubber Group Inc.	639,000	629,719
Foxconn Technology Co. Ltd.	892,400	2,059,465
Fubon Financial Holding Co. Ltd.	6,470,000	9,310,517
G Tech Optoelectronics Corp.	254,000	301,983
Gemtek Technology Corp.	310,000	294,126
Getac Technology Corp.	677,000	389,463
Giant Manufacturing Co. Ltd.	446,000	3,532,541
Gigabyte Technology Co. Ltd.	556,000	956,782
Gigasolar Materials Corp.	22,000	537,793
Gigastorage Corp.[a]	563,000	697,519
Gintech Energy Corp.[a]	489,000	540,606
Global Mixed Mode Technology Inc.	195,000	629,504
Gloria Material Technology Corp.	643,200	497,649
Goldsun Development & Construction Co. Ltd.	1,194,000	420,093
Gourmet Master Co. Ltd.	61,000	460,773
Grand Pacific Petrochemical Corp.	1,116,000	725,751
Grape King Bio Ltd.	102,000	450,718
Great Wall Enterprise Co. Ltd.	572,000	579,907
Greatek Electronics Inc.	332,000	430,148
HannStar Display Corp.[a]	2,425,000	905,771
HannsTouch Solution Inc.[a]	1,205,000	363,684
Hermes Microvision Inc.	41,000	1,640,793
Hey Song Corp.	282,000	299,065
Highwealth Construction Corp.	446,400	1,040,615
Hiwin Technologies Corp.	202,340	2,078,362
Ho Tung Chemical Corp.	1,146,550	518,109
Holy Stone Enterprise Co. Ltd.	318,900	448,803
Hon Hai Precision Industry Co. Ltd.	11,150,400	34,359,839
Hotai Motor Co. Ltd.	240,000	2,801,354
HTC Corp.	892,000	4,759,634
Hua Nan Financial Holdings Co. Ltd.	4,875,200	2,983,439
Huaku Development Co. Ltd.	270,000	678,028
Hung Poo Real Estate Development Corp.	263,000	235,499
Hung Sheng Construction Ltd.	711,000	464,745
Ichia Technologies Inc.	368,000	466,359
IEI Integration Corp.	256,210	425,514
Innolux Corp.[a]	7,188,000	2,840,633
Inventec Corp.	2,370,000	2,213,070
ITEQ Corp.	615,000	654,266
Jih Sun Financial Holdings Co. Ltd.	308,251	85,324
Kee Tai Properties Co. Ltd.	699,000	498,861
Kenda Rubber Industrial Co. Ltd.	499,560	1,146,212
Kerry TJ Logistics Co. Ltd.	268,000	358,400
King Slide Works Co. Ltd.	62,000	847,743
King Yuan Electronics Co. Ltd.	1,151,000	998,016
King’s Town Bank	845,000	805,956
Kingdom Construction Co.	402,000	427,667
Kinpo Electronics Inc.	1,432,000	611,282
Kinsus Interconnect Technology Corp.	446,000	2,037,718
Kuoyang Construction Co. Ltd.	808,023	404,207
Largan Precision Co. Ltd.	100,000	6,536,493
LCY Chemical Corp.	549,000	500,747
Lealea Enterprise Co. Ltd.	910,000	323,206
Lien Hwa Industrial Corp.	515,000	355,522
Lite-On Technology Corp.	1,979,870	3,208,940
Long Bon International Co. Ltd.	468,000	318,394
Macronix International Co. Ltd.[a]	3,298,000	805,101
Makalot Industrial Co. Ltd.	150,000	770,372

12

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Masterlink Securities Corp.	966,000	$326,988
MediaTek Inc.	1,338,572	21,739,993
Medigen Biotechnology Corp.[a]	115,088	1,600,497
Mega Financial Holding Co. Ltd.	8,932,958	7,462,627
Mercuries & Associates Ltd.	237,560	150,924
Merida Industry Co. Ltd.	200,000	1,387,337
Merry Electronics Co. Ltd.	152,400	945,337
Micro-Star International Co. Ltd.	767,000	1,140,825
Microbio Co. Ltd.[a]	409,141	443,450
MIN AIK Technology Co. Ltd.	166,000	891,298
Mitac Holdings Corp.[a]	597,000	522,628
Motech Industries Inc.[a]	446,000	728,075
Nan Kang Rubber Tire Co. Ltd.[a]	506,000	603,275
Nan Ya Plastics Corp.	4,906,440	11,028,466
Nan Ya Printed Circuit Board Corp.[a]	245,000	392,190
National Petroleum Co. Ltd.	271,000	269,324
Neo Solar Power Corp.[a]	632,251	786,479
Novatek Microelectronics Corp. Ltd.	553,000	2,830,885
OptoTech Corp.	1,553,000	766,517
Oriental Union Chemical Corp.	487,000	496,980
Pacific Hospital Supply Co. Ltd.	159,000	396,101
Pan-International Industrial Corp.	522,200	381,390
PChome Online Inc.	81,000	628,054
Pegatron Corp.	1,586,000	3,067,749
PharmaEngine Inc.[a]	49,000	550,700
Phison Electronics Corp.	126,000	924,447
Phytohealth Corp.[a]	369,000	494,699
Pixart Imaging Inc.	264,000	607,494
Pou Chen Corp.	2,064,000	2,278,381
Powertech Technology Inc.	659,000	1,272,485
President Chain Store Corp.	562,000	4,648,113
President Securities Corp.	450,000	246,869
Prince Housing & Development Corp.	1,078,190	510,590
Qisda Corp.[a]	1,971,000	680,324
Quanta Computer Inc.	2,676,000	7,201,921
Radiant Opto-Electronics Corp.	446,940	1,833,340
Radium Life Tech Co. Ltd.	650,369	498,857
Realtek Semiconductor Corp.	446,110	1,376,171
Rich Development Co. Ltd.	845,770	410,397
Richtek Technology Corp.	167,000	963,499
Ritek Corp.[a]	3,364,000	513,819
Ruentex Development Co. Ltd.	641,964	1,177,503
Ruentex Industries Ltd.	478,906	1,181,873
Sampo Corp.	1,623,000	660,339
Sanyang Industry Co. Ltd.	590,000	539,127
ScinoPharm Taiwan Ltd.	236,160	565,483
Sercomm Corp.	279,000	621,540
Shih Wei Navigation Co. Ltd.	504,675	339,979
Shihlin Electric & Engineering Corp.	335,000	408,339
Shihlin Paper Corp.[a]	147,000	208,596
Shin Kong Financial Holding Co. Ltd.	6,676,943	2,119,841
Shin Zu Shing Co. Ltd.	141,000	401,104
Shining Building Business Co. Ltd.[a]	459,700	390,167
Shinkong Synthetic Fibers Corp.	1,373,000	473,914
Shinkong Textile Co. Ltd.	169,000	216,988
Sigurd Microelectronics Corp.	572,000	610,428
Silicon Integrated Systems Corp.[a]	1,361,000	413,036
Siliconware Precision Industries Co. Ltd.	2,830,000	4,530,190
Silitech Technology Corp.	287,880	345,623
Simplo Technology Co. Ltd.	446,000	2,350,069
Sincere Navigation Corp.	44,000	37,932
Sino-American Silicon Products Inc.[a]	531,000	1,009,388
Sinon Corp.	1,285,000	782,086
SinoPac Financial Holdings Co. Ltd.	5,881,086	2,608,542
Sinyi Realty Co.	197,760	340,312

Security	Shares	Value

Soft-World International Corp.	122,000	$480,099
Solar Applied Materials Technology Corp.	478,000	443,161
Sonix Technology Co. Ltd.	500,000	935,452
St.Shine Optical Co. Ltd.	46,000	1,149,022
Standard Foods Corp.	446,700	1,230,509
Synnex Technology International Corp.	1,338,000	2,166,377
Ta Chen Stainless Pipe Co. Ltd.	1,206,200	701,946
Ta Chong Bank Ltd.[a]	1,521,675	512,545
Taichung Commercial Bank Co. Ltd.	1,452,300	506,129
Taiflex Scientific Co. Ltd.	446,000	893,919
Taigen Biopharmaceuticals Holdings Ltd.[a]	214,000	381,818
Tainan Spinning Co. Ltd.	880,840	555,198
Taishin Financial Holdings Co. Ltd.	6,460,679	3,210,356
Taiwan Acceptance Corp.	106,000	279,268
Taiwan Business Bank Ltd.[a]	3,114,120	958,574
Taiwan Cement Corp.	3,230,000	4,804,255
Taiwan Cogeneration Corp.	665,000	465,725
Taiwan Cooperative Financial Holding Co. Ltd.	4,929,640	2,704,393
Taiwan Fertilizer Co. Ltd.	892,000	1,805,686
Taiwan Glass Industry Corp.	859,000	766,312
Taiwan Hon Chuan Enterprise Co. Ltd.	446,000	883,507
Taiwan Land Development Corp.[a]	2,013,538	752,084
Taiwan Life Insurance Co. Ltd.[a]	537,674	388,209
Taiwan Liposome Co. Ltd.[a]	47,000	531,357
Taiwan Mobile Co. Ltd.	1,784,000	5,884,097
Taiwan PCB Techvest Co. Ltd.	379,042	585,903
Taiwan Prosperity Chemical Corp.	342,000	347,868
Taiwan Sakura Corp.	970,000	693,885
Taiwan Secom Co. Ltd.	213,000	549,806
Taiwan Semiconductor Manufacturing Co. Ltd.	24,084,000	95,980,991
Taiwan Surface Mounting Technology Co. Ltd.	352,300	508,732
Taiwan TEA Corp.[a]	796,000	532,251
Taiwan-Sogo Shinkong Security Corp.	324,000	447,336
Tatung Co. Ltd.[a]	1,820,000	580,861
Teco Electric and Machinery Co. Ltd.	1,889,000	2,116,703
Test Research Inc.	246,400	407,578
Test-Rite International Co. Ltd.	451,000	326,381
Ton Yi Industrial Corp.	766,000	799,580
Tong Hsing Electronic Industries Ltd.	150,000	792,883
Tong Yang Industry Co. Ltd.	446,400	632,706
Topco Scientific Co. Ltd.	446,521	863,691
TPK Holding Co. Ltd.	250,000	2,025,979
Transcend Information Inc.	148,000	537,993
Tripod Technology Corp.	446,000	874,583
Tsann Kuen Enterprise Co. Ltd.	224,000	301,052
TSRC Corp.	545,000	799,720
TTY Biopharm Co. Ltd.	209,298	658,212
Tung Ho Steel Enterprise Corp.	645,000	547,440
TWi Pharmaceuticals Inc.[a]	39,000	415,551
TXC Corp.	365,000	540,461
U-Ming Marine Transport Corp.	446,000	751,130
Uni-President Enterprises Co.	4,460,860	7,810,280
Unimicron Technology Corp.	1,245,000	1,143,878
Union Bank of Taiwan[a]	1,280,819	465,589
Unitech Printed Circuit Board Corp.[a]	1,772,000	718,007
United Microelectronics Corp.	11,531,000	5,402,963
Unity Opto Technology Co. Ltd.[a]	442,000	501,176
UPC Technology Corp.	672,146	285,800
USI Corp.	719,000	467,576
Vanguard International Semiconductor Corp.	787,000	1,220,440
Visual Photonics Epitaxy Co. Ltd.	510,000	571,476
Wah Lee Industrial Corp.	446,000	862,684
Walsin Lihwa Corp.[a]	2,921,000	979,008
Wan Hai Lines Ltd.	682,000	332,067
Waterland Financial Holdings Co. Ltd.	1,228,450	389,607

13

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Wei Chuan Foods Corp.	460,000	$690,334
Win Semiconductors Corp.	573,000	553,212
Winbond Electronics Corp.[a]	2,826,000	1,074,399
Wintek Corp.[a]	1,919,000	681,574
Wistron Corp.	2,056,000	1,748,445
Wistron NeWeb Corp.	251,384	601,937
Wowprime Corp.	55,260	807,186
WPG Holdings Co. Ltd.	1,278,000	1,781,541
WT Microelectronics Co. Ltd.	498,000	730,753
Yageo Corp.[a]	1,594,500	938,551
Yang Ming Marine Transport Corp.[a]	1,117,000	473,092
Yem Chio Co. Ltd.	761,669	535,966
YFY Inc.	895,000	426,823
Yieh Phui Enterprise Co. Ltd.[a]	1,383,000	430,782
Young Fast Optoelectronics Co. Ltd.	176,000	170,509
Youngtek Electronics Corp.	260,853	542,837
Yuanta Financial Holding Co. Ltd.	7,877,000	4,111,155
Yulon Motor Co. Ltd.	892,000	1,444,251
YungShin Global Holding Corp.	446,000	1,008,447
Yungtay Engineering Co. Ltd.	446,000	1,073,892
Zhen Ding Technology Holding Ltd.	301,950	950,595
Zinwell Corp.	431,000	460,674

		587,404,776
THAILAND — 2.31%
Advanced Information Service PCL NVDR	1,047,100	7,303,865
Airports of Thailand PCL NVDR	438,200	2,502,665
Amata Corp. PCL NVDR	1,101,400	536,777
AP (Thailand) PCL NVDR	3,018,200	501,041
Bangchak Petroleum PCL NVDR	436,300	398,690
Bangkok Bank PCL Foreign	456,400	2,571,855
Bangkok Bank PCL NVDR	591,800	3,334,846
Bangkok Chain Hospital PCL NVDR	2,211,850	528,877
Bangkok Dusit Medical Services PCL NVDR	3,266,400	1,651,607
Bangkok Expressway PCL NVDR	453,800	480,340
Bangkok Land PCL NVDR	11,603,700	569,051
Banpu PCL NVDR	1,116,400	986,159
BEC World PCL NVDR	1,037,300	1,548,209
BTS Group Holdings PCL NVDR	5,765,700	1,484,014
Bumrungrad Hospital PCL NVDR	406,100	1,410,155
Central Pattana PCL NVDR	1,443,800	2,066,969
Central Plaza Hotel PCL NVDR	580,300	570,048
Charoen Pokphand Foods PCL NVDR	2,728,400	2,306,217
CP All PCL NVDR	4,444,700	6,160,032
Delta Electronics (Thailand) PCL NVDR	548,600	952,489
Dynasty Ceramic PCL NVDR	234,400	396,260
Energy Absolute PCL NVDR	1,607,200	724,537
Esso (Thailand) PCL NVDR[a]	1,909,500	346,071
Glow Energy PCL NVDR	570,500	1,385,848
Hana Microelectronics PCL NVDR	663,000	696,726
Hemaraj Land and Development PCL NVDR	6,147,400	659,118
Home Product Center PCL NVDR[b]	3,407,584	975,671
Indorama Ventures PCL NVDR	1,386,300	1,055,666
IRPC PCL NVDR	11,179,200	1,205,433
Jasmine International PCL NVDR	3,833,100	922,373
Kasikornbank PCL Foreign	1,160,100	6,607,941
Kasikornbank PCL NVDR	650,900	3,717,446
Khon Kaen Sugar Industry PCL NVDR	790,900	330,044
Kiatnakin Bank PCL NVDR[b]	526,600	685,719
Krung Thai Bank PCL NVDR	3,505,600	2,018,149
LPN Development PCL NVDR	980,400	480,793
Major Cineplex Group PCL NVDR	1,021,300	538,181
Minor International PCL NVDR	1,764,400	1,397,332
Polyplex PCL NVDR	1,261,500	384,252

Security	Shares	Value

Pruksa Real Estate PCL NVDR	834,100	$641,518
PTT Exploration & Production PCL NVDR	1,384,501	6,473,375
PTT Global Chemical PCL NVDR	1,643,200	3,441,060
PTT PCL NVDR	845,600	7,572,537
Quality Houses PCL NVDR	4,854,900	499,834
Siam Cement PCL (The) Foreign	298,000	3,776,059
Siam Cement PCL (The) NVDR	108,200	1,377,630
Siam Commercial Bank PCL NVDR[b]	1,543,300	7,474,405
Siam Global House PCL NVDR	1,282,558	531,306
Sino-Thai Engineering & Construction PCL NVDR	830,628	556,619
Sri Trang Agro-Industry PCL NVDR[b]	1,097,700	474,790
Supalai PCL NVDR	879,000	527,454
Thai Airways International PCL NVDR[a]	839,200	380,874
Thai Oil PCL NVDR	854,000	1,294,136
Thai Vegetable Oil PCL NVDR	769,800	532,271
Thaicom PCL NVDR	536,900	637,804
Thanachart Capital PCL NVDR	823,200	852,537
Thoresen Thai Agencies PCL NVDR[a]	831,402	526,749
Ticon Industrial Connection PCL NVDR	867,000	401,413
TISCO Financial Group PCL NVDR[b]	561,850	671,721
TMB Bank PCL NVDR	14,375,000	1,007,082
TPI Polene PCL NVDR	1,091,600	425,601
True Corp. PCL NVDR[a]	5,907,000	1,277,481
TTW PCL NVDR	1,912,800	605,943
VGI Global Media PCL NVDR	1,665,500	639,211

		104,990,876
TURKEY — 1.78%
Akbank TAS	1,790,240	6,992,724
Akfen Holding ASb	197,893	429,011
Akmerkez Gayrimenkul Yatirim Ortakligi AS	37,721	300,803
Aksa Akrilik Kimya Sanayii AS	124,391	430,041
Albaraka Turk Katilim Bankasi AS	599,231	483,574
Anadolu Efes Biracilik ve Malt Sanayii AS	210,834	2,642,724
Arcelik AS	283,794	1,788,789
Asya Katilim Bankasi ASa,b	729,467	557,324
BIM Birlesik Magazalar AS	213,307	4,690,472
Bizim Toptan Satis Magazalari AS	52,768	476,227
Cimsa Cimento Sanayi ve TAS	75,231	483,171
Coca-Cola Icecek AS	75,541	2,007,381
Dogan Sirketler Grubu Holding ASa	1,199,448	486,835
Dogan Yayin Holding ASa,b	1,780,691	399,639
Dogus Otomotiv Servis ve TAS	72,411	298,399
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,947,305	2,492,015
Enka Insaat ve Sanayi AS	509,111	1,417,304
Eregli Demir ve Celik Fabrikalari TAS[b]	1,489,401	2,218,953
Ford Otomotiv Sanayi AS	76,424	1,014,510
Haci Omer Sabanci Holding AS	900,761	4,387,242
Is Gayrimenkul Yatirim Ortakligi AS	727,185	444,464
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	1,068,991	852,457
KOC Holding AS	662,984	3,276,614
Koza Altin Isletmeleri AS	69,355	692,159
Sekerbank TAS[a,b]	458,356	439,927
TAV Havalimanlari Holding AS	170,595	1,360,394
Tofas Turk Otomobil Fabrikasi AS	142,432	884,164
Trakya Cam Sanayii AS	464,305	538,755
Turk Hava Yollari AO	541,527	1,843,705
Turk Telekomunikasyon AS	515,039	1,492,831
Turkcell Iletisim Hizmetleri ASa	863,304	5,420,899
Turkiye Garanti Bankasi AS	2,344,826	9,573,232
Turkiye Halk Bankasi AS	625,853	4,871,265
Turkiye Is Bankasi AS Class C	1,598,928	4,558,113
Turkiye Petrol Rafinerileri AS	128,905	3,139,220
Turkiye Sinai Kalkinma Bankasi ASb	850,405	698,451

14

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Turkiye Sise ve Cam Fabrikalari AS	602,800	$837,622
Turkiye Vakiflar Bankasi TAO Class D	779,806	1,884,165
Ulker Biskuvi Sanayi AS	157,751	1,333,298
Yapi ve Kredi Bankasi ASb	906,291	2,116,208
Yazicilar Holding AS	44,690	389,453

		80,644,534
UNITED ARAB EMIRATES — 0.53%
Abu Dhabi Commercial Bank PJSC	1,012,529	2,585,802
Agthia Group PJSC	185,667	347,277
Air Arabia PJSC	2,298,748	863,685
Ajman Bank PJSC[a]	272,928	245,215
Al Waha Capital PJSC	985,010	844,766
Aldar Properties PJSC	2,373,934	2,843,847
Arabtec Holding Co.[a]	1,118,438	2,040,195
Dana Gas PJSC[a]	3,414,311	780,850
DP World Ltd.	117,526	2,546,788
Dubai Financial Market PJSC	1,191,759	1,378,994
Dubai Islamic Bank PJSC	493,636	1,041,582
Emaar Properties PJSC	1,337,047	3,804,065
Eshraq Properties Co PJSC	557,813	214,138
First Gulf Bank PJSC	307,513	1,502,841
Gulf General Investment Co.[a]	505,307	226,999
National Bank of Abu Dhabi PJSC	545,189	2,560,479
RAK Properties PJSC	710,179	218,490

		24,046,013

TOTAL COMMON STOCKS
(Cost: $4,099,023,010)		4,261,226,163

PREFERRED STOCKS — 5.20%

BRAZIL — 3.89%
AES Tiete SA	109,000	831,453
Banco ABC Brasil SA	106,784	624,123
Banco Bradesco SA	2,030,370	28,250,751
Banco Daycoval SA	101,600	413,095
Banco do Estado do Rio Grande do Sul SA Class B	185,700	879,220
Banco Industrial e Comercial SA	90,700	301,248
Banco Panamericano SA	195,400	291,830
Banco Pine SA	74,133	246,884
Bradespar SA	224,700	1,863,275
Braskem SA Class A	158,200	1,032,544
Centrais Eletricas Brasileiras SA Class B	207,900	897,203
Companhia Brasileira de Distribuicao	133,800	6,072,464
Companhia de Ferro Ligas da Bahia - Ferbasa	70,800	384,767
Companhia Energetica de Minas Gerais	736,421	5,115,103
Companhia Energetica de Sao Paulo Class B	179,100	2,146,278
Companhia Energetica do Ceara Class A	23,300	358,478
Companhia Paranaense de Energia Class B	98,700	1,418,203
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	113,000	450,882
Eucatex SA Industria e Comercio	85,600	185,087
Gerdau SA	858,200	5,100,112
GOL Linhas Aereas Inteligentes SA	103,200	605,936
Itau Unibanco Holding SA	2,459,680	38,270,583
Itausa - Investimentos Itau SA	3,100,798	11,805,718
Lojas Americanas SA	476,475	2,823,099
Marcopolo SA	491,200	950,406
Metalurgica Gerdau SA	279,800	2,034,524
Oi SA	2,725,200	2,357,009
Petroleo Brasileiro SA	4,142,600	30,824,098
Randon SA Implementos e Participacoes	167,150	484,374

Security	Shares	Value

Saraiva Livreiros Editores SA	48,400	$405,662
Suzano Papel e Celulose SA Class A	319,200	1,148,411
Telefonica Brasil SA	267,600	5,338,757
Usinas Siderurgicas de Minas Gerais SA Class A	388,700	1,367,265
Vale SA Class A	1,844,900	21,088,801

		176,367,643
CHILE — 0.09%
Embotelladora Andina SA Class B	285,504	1,197,952
Sociedad Quimica y Minera de Chile SA Series B	96,995	2,926,892

		4,124,844
COLOMBIA — 0.27%
Avianca Holdings SA	415,883	817,708
Banco Davivienda SA	115,749	1,791,473
Bancolombia SA	416,590	5,808,147
Grupo Argos SA	113,470	1,236,021
Grupo Aval Acciones y Valores SA	1,286,910	886,288
Grupo de Inversiones Suramericana SA	78,965	1,598,272

		12,137,909
RUSSIA — 0.24%
AK Transneft OAO	1,784	4,089,165
Sberbank of Russia	938,800	1,855,743
Surgutneftegas OJSC	6,739,800	5,019,694

		10,964,602
SOUTH AFRICA — 0.01%
Allied Electronics Corp. Ltd.	264,703	680,031

		680,031
SOUTH KOREA — 0.70%
Hyundai Motor Co. Ltd.	23,147	3,267,171
Hyundai Motor Co. Ltd. Series 2	36,813	5,448,699
LG Chem Ltd.	7,385	1,187,159
Samsung Electronics Co. Ltd.	20,276	22,001,110

		31,904,139

TOTAL PREFERRED STOCKS
(Cost: $241,304,122)		236,179,168

RIGHTS — 0.01%

BRAZIL — 0.00%
CETIP SA - Mercados Organizados[a]	124	223
GOL Linhas Aereas Inteligentes SAa	3,241	—

		223
CHINA — 0.00%
China Merchants Bank Co. Ltd. Class Ha,c	250,800	—
Uni-President China Holdings Ltd.[a]	223,200	42,032

		42,032
SOUTH KOREA — 0.01%
BS Financial Group Inc.[a]	26,763	51,155

15

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Dongkuk Steel Mill Co. Ltd.[a,b]	11,691	$19,137
GS Engineering & Construction Corp.[a]	13,268	72,179
Jusung Engineering Co. Ltd.[a,b]	10,024	6,190
Tera Resource Co. Ltd.[a,c]	196,444	—

		148,661
THAILAND — 0.00%
Ticon Industrial Connection PCL NVDR[a]	144,960	883

		883

TOTAL RIGHTS
(Cost: $0)		191,799

WARRANTS — 0.00%

THAILAND — 0.00%
Thoresen Thai Agencies PCL NVDR (Expires 2/28/17)[a]	1	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.55%

MONEY MARKET FUNDS — 2.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	109,287,654	109,287,654
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	6,359,952	6,359,952
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	275,488	275,488

		115,923,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,923,094)		115,923,094

TOTAL INVESTMENTS
IN SECURITIES — 101.63%
(Cost: $4,456,250,226)		4,613,520,224
Other Assets, Less Liabilities — (1.63)%		(74,133,496)

NET ASSETS — 100.00%		$4,539,386,728

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
286	MSCI Emerging Markets E-Mini (Jun. 2014)	NYSE Liffe	$14,651,780	$665,660

See accompanying notes to schedules of investments.

16

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.05%

CANADA — 8.55%
Agnico-Eagle Mines Ltd.	89,355	$2,714,759
Bank of Montreal	61,752	4,338,023
Bank of Nova Scotia	94,309	6,047,553
Barrick Gold Corp.	34,503	559,242
BCE Inc.	162,255	7,447,428
Bell Aliant Inc.	47,597	1,251,895
Canadian Imperial Bank of Commerce	44,412	3,912,559
Dollarama Inc.	41,935	3,532,527
Enbridge Inc.	257,272	12,209,077
Fairfax Financial Holdings Ltd.	5,308	2,387,024
First Capital Realty Inc.	59,452	1,021,664
Franco-Nevada Corp.	35,565	1,647,811
Goldcorp Inc.	170,748	4,012,975
H&R Real Estate Investment Trust	30,964	665,561
Intact Financial Corp.	83,339	5,495,301
National Bank of Canada	203,836	8,541,270
Pembina Pipeline Corp.	113,419	4,471,582
RioCan Real Estate Investment Trust	62,991	1,585,434
Shaw Communications Inc. Class B	246,656	6,130,907
TELUS Corp. NVS	121,856	4,595,481
Thomson Reuters Corp.	55,205	1,911,089
Tim Hortons Inc.	76,261	4,124,001
TransCanada Corp.	251,964	11,713,536

		100,316,699
CHILE — 0.22%
Banco de Chile	14,764,148	1,965,641
Empresa Nacional de Electricidad SA	387,678	568,858

		2,534,499
CHINA — 4.69%
Bank of China Ltd. Class H	6,546,000	3,115,555
Beijing Capital International Airport Co. Ltd. Class H	706,000	484,450
Beijing Enterprises Holdings Ltd.[a]	353,500	3,020,705
China Communications Services Corp. Ltd. Class H	1,414,000	671,167
China Construction Bank Corp. Class H	7,962,000	5,843,425
China Gas Holdings Ltd.	706,000	1,141,919
China Mengniu Dairy Co. Ltd.	353,000	1,732,457
China Mobile Ltd.	1,150,000	11,250,879
China Resources Gas Group Ltd.[a]	706,000	2,162,725
China Resources Power Holdings Co. Ltd.	352,000	923,932
China Unicom (Hong Kong) Ltd.	1,060,000	1,585,977
Guangdong Investment Ltd.	1,060,000	1,175,811
Haier Electronics Group Co. Ltd.	353,000	825,933
Hanergy Solar Group Ltd.	3,892,000	567,263
Hengan International Group Co. Ltd.[a]	265,000	2,811,349
Industrial and Commercial Bank of China Ltd. Class H	1,415,000	919,856
Inner Mongolia Yitai Coal Co. Ltd. Class B	546,442	695,074
Jiangsu Expressway Co. Ltd. Class H	706,000	847,788
Kunlun Energy Co. Ltd.	1,060,000	1,728,168
Lenovo Group Ltd.[a]	1,414,000	1,750,869
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	442,300	831,778
Shenzhou International Group Holdings Ltd.[a,b]	353,000	1,231,615
Sihuan Pharmaceutical Holdings Group Ltd.	1,061,000	1,264,505

Security	Shares	Value

Sino Biopharmaceutical Ltd.	2,120,000	$1,728,168
Sinopharm Group Co. Ltd. Class H	212,000	575,600
SOHO China Ltd.	884,500	694,781
Sun Art Retail Group Ltd.[a]	1,504,000	1,767,255
Tingyi (Cayman Islands) Holding Corp.	706,000	2,012,473
Yuexiu Property Co. Ltd.	3,184,000	632,451
Zhejiang Expressway Co. Ltd. Class H	1,060,000	1,050,026

		55,043,954
COLOMBIA — 0.10%
Corporacion Financiera Colombiana SA NVS	30,610	600,243
Ecopetrol SA	309,647	558,363

		1,158,606
CZECH REPUBLIC — 0.07%
Telefonica Czech Republic AS	59,983	869,442

		869,442
EGYPT — 0.06%
Commercial International Bank (Egypt) SAE	151,888	766,625

		766,625
FRANCE — 0.32%
Iliad SA	11,678	3,736,810

		3,736,810
GERMANY — 0.45%
Fresenius Medical Care AG & Co. KGaA	21,232	1,408,046
Kabel Deutschland Holding AG	12,916	1,840,001
MAN SE	15,924	1,991,038

		5,239,085
HONG KONG — 3.07%
Cheung Kong Infrastructure Holdings Ltd.	353,000	2,408,593
CLP Holdings Ltd.	1,061,500	8,735,217
Hang Seng Bank Ltd.	477,700	7,886,753
Hong Kong and China Gas Co. Ltd. (The)	176,000	425,417
Link REIT (The)	1,415,500	7,540,375
MTR Corp. Ltd.	884,500	3,348,412
Power Assets Holdings Ltd.	530,500	4,618,726
Swire Pacific Ltd. Class A	88,000	1,045,950

		36,009,443
INDONESIA — 0.63%
PT Bank Central Asia Tbk	4,087,300	3,772,219
PT Jasa Marga (Persero) Tbk	1,291,600	649,949
PT Kalbe Farma Tbk	8,227,700	1,085,281
PT Telekomunikasi Indonesia (Persero) Tbk	4,140,400	913,193
PT Tower Bersama Infrastructure Tbk[b]	230,998	151,855
PT XL Axiata Tbk	1,751,700	821,461

		7,393,958
IRELAND — 0.23%
Kerry Group PLC Class A	18,932	1,442,810
Ryanair Holdings PLC SP ADR[b]	21,280	1,209,981

		2,652,791

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2014

Security	Shares	Value

ISRAEL — 0.56%
Bank Leumi le-Israel BMb	147,922	$584,788
NICE Systems Ltd.	37,157	1,444,341
Teva Pharmaceutical Industries Ltd.	91,301	4,576,880

		6,606,009
JAPAN — 12.03%
ABC-MART Inc.	17,600	899,504
Ajinomoto Co. Inc.	54,000	843,874
ANA Holdings Inc.[a]	707,000	1,542,621
Aozora Bank Ltd.	530,000	1,625,240
Astellas Pharma Inc.	176,900	2,267,213
Bank of Yokohama Ltd. (The)	176,000	980,805
Benesse Holdings Inc.	35,300	1,479,724
Calbee Inc.	53,000	1,492,928
Chugai Pharmaceutical Co. Ltd.	70,700	1,891,448
Chugoku Bank Ltd. (The)	106,100	1,504,765
East Japan Railway Co.	17,600	1,343,201
Eisai Co. Ltd.	141,500	5,792,398
FamilyMart Co. Ltd.	35,300	1,512,684
Hikari Tsushin Inc.	17,600	1,404,610
Hisamitsu Pharmaceutical Co. Inc.	35,300	1,432,886
ITOCHU Techno-Solutions Corp.	17,600	724,792
Japan Airlines Co. Ltd.	37,900	1,977,974
Japan Prime Realty Investment Corp.	530	1,903,927
Japan Real Estate Investment Corp.	380	2,222,222
Japan Retail Fund Investment Corp.	1,415	3,113,848
Kamigumi Co. Ltd.	176,000	1,586,240
Keio Corp.	176,000	1,274,873
Kintetsu Corp.	176,000	617,544
Kyowa Hakko Kirin Co. Ltd.	176,000	2,132,862
Lawson Inc.	35,300	2,536,174
M3 Inc.	53,000	824,080
McDonald’s Holdings Co. (Japan) Ltd.	35,300	998,510
Miraca Holdings Inc.	35,300	1,660,136
Mitsubishi Tanabe Pharma Corp.	141,500	2,058,283
Nagoya Railroad Co. Ltd.	353,000	1,245,535
Nippon Building Fund Inc.	176	1,030,970
Nippon Prologis REIT Inc.	884	1,935,773
Nippon Telegraph and Telephone Corp.	35,300	2,096,247
Nissin Foods Holdings Co. Ltd.	35,300	1,717,382
Nitori Holdings Co. Ltd.	35,300	1,732,994
Nomura Research Institute Ltd.	53,000	1,778,908
NTT DOCOMO Inc.	654,600	10,873,006
Odakyu Electric Railway Co. Ltd.	176,000	1,582,780
Oracle Corp. Japan	24,400	1,100,752
Oriental Land Co. Ltd.	35,300	5,880,731
Osaka Gas Co. Ltd.	530,000	2,109,686
Otsuka Corp.	5,300	725,628
Otsuka Holdings Co. Ltd.	230,000	6,494,570
PARK24 Co. Ltd.	70,700	1,337,633
Rakuten Inc.	53,000	687,080
Sankyo Co. Ltd.	17,600	654,735
Santen Pharmaceutical Co. Ltd.	53,000	2,854,587
Secom Co. Ltd.	88,400	5,383,325
Shimamura Co. Ltd.	17,600	1,700,408
Suntory Beverage & Food Ltd.	70,700	2,699,587
Suzuken Co. Ltd.	53,000	1,875,276

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	230,000	$10,414,369
Tobu Railway Co. Ltd.	707,000	3,516,065
Toho Co. Ltd.	70,700	1,517,606
Tokyo Gas Co. Ltd.	176,000	996,373
TonenGeneral Sekiyu K.K.	176,000	1,688,299
Unicharm Corp.	17,600	1,066,258
United Urban Investment Corp.	1,592	2,548,890
USS Co. Ltd.	141,500	2,316,959
West Japan Railway Co.	106,100	4,512,209
Yamato Holdings Co. Ltd.	230,000	4,896,359
Yamazaki Baking Co. Ltd.	48,000	566,593

		141,182,939
LUXEMBOURG — 0.19%
Altice SAb	31,318	2,277,775

		2,277,775
MALAYSIA — 1.30%
Axiata Group Bhd	566,200	1,221,216
Hong Leong Bank Bhd	123,800	534,810
IHH Healthcare Bhd[b]	1,539,300	1,969,039
Malayan Banking Bhd	831,600	2,557,176
Maxis Bhd	1,185,500	2,424,132
Petronas Dagangan Bhd	88,400	694,434
Public Bank Bhd	690,000	4,638,655
Telekom Malaysia Bhd	619,200	1,190,992

		15,230,454
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	526,046	1,724,129

		1,724,129
PERU — 0.14%
Compania de Minas Buenaventura SA SP ADR	99,617	1,064,905
Credicorp Ltd.	3,715	580,469

		1,645,374
PHILIPPINES — 0.32%
Bank of the Philippine Islands	490,129	946,541
BDO Unibank Inc.	635,210	1,283,341
International Container Terminal Services Inc.	322,030	794,863
Philippine Long Distance Telephone Co.	11,500	741,172

		3,765,917
QATAR — 0.15%
Ooredoo QSC	14,432	614,549
Qatar National Bank	23,584	1,179,200

		1,793,749
RUSSIA — 0.12%
Alrosa AO	1,161,600	1,389,691

		1,389,691
SINGAPORE — 1.44%
ComfortDelGro Corp. Ltd.	1,238,000	2,300,913

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2014

Security	Shares	Value

Oversea-Chinese Banking Corp. Ltd.	353,000	$2,745,383
Singapore Airlines Ltd.	353,000	2,931,225
Singapore Press Holdings Ltd.[a]	1,030,000	3,368,564
Singapore Technologies Engineering Ltd.	176,000	543,310
Singapore Telecommunications Ltd.	1,238,000	3,851,314
StarHub Ltd.	353,000	1,182,627

		16,923,336
SOUTH KOREA — 0.39%
Dongbu Insurance Co. Ltd.	26,895	1,521,115
Samsung Fire & Marine Insurance Co. Ltd.	6,160	1,569,888
Samsung Life Insurance Co. Ltd.	6,192	606,333
Yuhan Corp.	4,900	847,726

		4,545,062
SWITZERLAND — 6.22%
Barry Callebaut AG Registered	1,415	1,872,527
Givaudan SA Registered[b]	5,308	8,716,532
Kuehne & Nagel International AG Registered	5,308	724,992
Lindt & Spruengli AG Registered	68	4,050,562
Nestle SA Registered	181,718	14,280,093
Novartis AG Registered	185,788	16,688,603
Partners Group Holding AG	6,546	1,739,840
Roche Holding AG Genusschein	18,048	5,319,814
Schindler Holding AG Registered	13,447	2,057,777
SGS SA Registered	2,300	5,776,050
Swiss Prime Site AG Registered[b]	36,449	2,935,654
Swisscom AG Registered	14,863	8,870,083

		73,032,527
TAIWAN — 3.89%
Advanced Semiconductor Engineering Inc.	707,000	895,966
Advantech Co. Ltd.	176,000	1,303,030
Chang Hwa Commercial Bank Ltd.	3,008,408	1,825,983
Chicony Electronics Co. Ltd.	353,000	954,738
China Development Financial Holding Corp.	2,477,000	753,372
Chunghwa Telecom Co. Ltd.	2,477,000	7,930,233
Far EasTone Telecommunications Co. Ltd.	1,061,000	2,409,635
First Financial Holding Co. Ltd.	4,423,096	2,743,646
Foxconn Technology Co. Ltd.	353,000	814,647
Hua Nan Financial Holdings Co. Ltd.	3,715,000	2,273,440
Kinsus Interconnect Technology Corp.	176,000	804,122
Lite-On Technology Corp.	1,238,733	2,007,718
MediaTek Inc.	176,760	2,870,792
SinoPac Financial Holdings Co. Ltd.	4,246,000	1,883,304
Taiwan Business Bank Ltd.[b]	2,477,000	762,459
Taiwan Cooperative Financial Holding Co. Ltd.	3,538,679	1,941,314
Taiwan Mobile Co. Ltd.	1,061,000	3,499,455
Taiwan Semiconductor Manufacturing Co. Ltd.	2,300,000	9,166,097
Yulon Motor Co. Ltd.	530,000	858,131

		45,698,082
THAILAND — 0.37%
Advanced Information Service PCL NVDR	285,300	1,990,061
Airports of Thailand PCL NVDR	94,200	537,999
Bumrungrad Hospital PCL NVDR	228,800	794,493
PTT Exploration & Production PCL NVDR	228,800	1,069,777

		4,392,330

Security	Shares	Value

UNITED ARAB EMIRATES — 0.20%
Abu Dhabi Commercial Bank PJSC	10	$26
DP World Ltd.	32,208	697,947
Emaar Properties PJSC	10	29
National Bank of Abu Dhabi PJSC	345,324	1,621,813

		2,319,815
UNITED KINGDOM — 2.99%
Babcock International Group PLC	193,219	3,934,527
British Sky Broadcasting Group PLC	322,563	4,774,780
Capita PLC	35,742	663,667
Compass Group PLC	375,646	6,272,549
GlaxoSmithKline PLC	206,136	5,535,658
Intertek Group PLC	53,436	2,615,431
Randgold Resources Ltd.	33,618	2,456,877
Reckitt Benckiser Group PLC	46,358	3,965,691
Royal Dutch Shell PLC Class B	30,610	1,250,220
Smith & Nephew PLC	54,320	953,050
SSE PLC	101,564	2,650,779

		35,073,229
UNITED STATES — 50.20%
3M Co.	5,308	756,655
Abbott Laboratories	214,983	8,601,470
Actavis PLC[b]	2,831	598,870
Airgas Inc.	5,658	601,559
Alleghany Corp.[b]	8,670	3,651,110
Altria Group Inc.	127,220	5,287,263
American Tower Corp.	32,734	2,933,948
American Water Works Co. Inc.	23,356	1,135,335
AmerisourceBergen Corp.	128,636	9,413,583
Amgen Inc.	21,940	2,544,821
Antero Resources Corp.[b]	9,200	565,800
Arch Capital Group Ltd.[b]	84,754	4,825,045
AT&T Inc.	138,014	4,895,357
Automatic Data Processing Inc.	219,053	17,454,143
AutoZone Inc.[a,b]	17,163	9,139,298
Becton, Dickinson and Co.	64,760	7,622,252
Bed Bath & Beyond Inc.[b]	12,739	775,168
Berkshire Hathaway Inc. Class Bb	33,618	4,314,534
Bristol-Myers Squibb Co.	120,143	5,975,913
C.H. Robinson Worldwide Inc.	13,093	783,747
C.R. Bard Inc.	38,573	5,705,332
Chevron Corp.	5,839	716,971
Chubb Corp. (The)	83,339	7,722,192
Church & Dwight Co. Inc.	86,524	5,990,057
Clorox Co. (The)[a]	68,476	6,136,819
Coca-Cola Co. (The)	105,280	4,307,005
Colgate-Palmolive Co.	177,295	12,126,978
Consolidated Edison Inc.	185,611	10,210,461
Costco Wholesale Corp.	9,200	1,067,384
Crown Castle International Corp.[b]	41,935	3,217,673
DaVita HealthCare Partners Inc.[b]	22,471	1,586,228
Dollar General Corp.[b]	111,472	5,994,964
Dollar Tree Inc.[b]	53,436	2,833,711
Dominion Resources Inc.	123,151	8,492,493
Duke Energy Corp.	127,928	9,093,122
Ecolab Inc.	67,414	7,360,935
Eli Lilly and Co.	145,091	8,685,147
Everest Re Group Ltd.	30,080	4,813,402

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2014

Security	Shares	Value

Exxon Mobil Corp.	115,896	$11,651,025
Family Dollar Stores Inc.	64,937	3,805,308
Federal Realty Investment Trust	40,696	4,863,986
General Mills Inc.	307,877	16,911,684
Genuine Parts Co.	14,686	1,267,842
Health Care REIT Inc.	62,991	3,982,921
Henry Schein Inc.[b]	25,125	3,006,206
Hershey Co. (The)	54,320	5,287,509
Hormel Foods Corp.	91,832	4,519,053
Intel Corp.	51,312	1,401,844
International Business Machines Corp.	32,911	6,067,472
Intuit Inc.	69,184	5,485,599
J.B. Hunt Transport Services Inc.	25,833	2,006,191
J.M. Smucker Co. (The)	27,956	2,868,286
Johnson & Johnson	172,340	17,485,616
Kellogg Co.	137,129	9,459,158
Kimberly-Clark Corp.	104,572	11,748,664
Kinder Morgan Inc.	110,234	3,680,713
Kinder Morgan Management LLC[a,b]	64,760	4,667,253
Laboratory Corp. of America Holdings[b]	48,128	4,936,970
Marsh & McLennan Companies Inc.	177,118	8,903,722
McCormick & Co. Inc. NVS	74,669	5,399,315
McDonald’s Corp.	170,040	17,247,157
McKesson Corp.	13,093	2,482,957
Merck & Co. Inc.	186,849	10,811,083
Microsoft Corp.	93,248	3,817,573
Motorola Solutions Inc.	55,913	3,769,654
Newmont Mining Corp.	24,417	558,905
NextEra Energy Inc.	13,978	1,360,898
O’Reilly Automotive Inc.[a,b]	38,042	5,628,314
OGE Energy Corp.	16,278	597,891
PartnerRe Ltd.	29,549	3,172,676
Patterson Companies Inc.	21,763	852,239
Paychex Inc.	207,728	8,539,698
People’s United Financial Inc.	196,581	2,824,869
PepsiCo Inc.	115,542	10,205,825
Perrigo Co. PLC	12,032	1,662,822
PetSmart Inc.	46,889	2,694,711
Pfizer Inc.	148,453	4,398,662
PG&E Corp.	218,876	10,039,842
Procter & Gamble Co. (The)	130,405	10,535,420
Public Storage	4,423	762,437
QUALCOMM Inc.	108,111	8,697,530
Range Resources Corp.	12,208	1,134,734
RenaissanceRe Holdings Ltd.[a]	26,364	2,746,338
Republic Services Inc.	87,585	3,100,509
Reynolds American Inc.	18,578	1,107,806
Ross Stores Inc.	64,760	4,432,822
SBA Communications Corp. Class Ab	24,240	2,460,360
SCANA Corp.	15,473	804,596
Sherwin-Williams Co. (The)	4,600	941,206
Southern Co. (The)	365,737	16,011,966
Southwest Airlines Co.	111,296	2,943,779
Starbucks Corp.	53,790	3,939,580
Stericycle Inc.[b]	53,993	6,175,179
Synopsys Inc.[b]	97,671	3,759,357
Sysco Corp.	21,586	810,123
Target Corp.	113,596	6,447,709
TJX Companies Inc. (The)	189,680	10,328,076
Travelers Companies Inc. (The)	55,736	5,208,529
Union Pacific Corp.	22,117	4,407,255
United Parcel Service Inc. Class B	57,682	5,992,006
UnitedHealth Group Inc.	35,919	2,860,230

Security	Shares	Value

Verisk Analytics Inc. Class Ab	85,285	$5,048,019
Verizon Communications Inc.	270,366	13,507,485
Visa Inc. Class A	13,801	2,964,869
W.R. Berkley Corp.	69,184	3,083,531
Wal-Mart Stores Inc.	138,721	10,649,611
Waste Management Inc.	168,094	7,510,440
Wisconsin Energy Corp.	143,145	6,515,960
Xcel Energy Inc.	178,887	5,502,564
Yum! Brands Inc.	10,616	820,723

		589,219,607

TOTAL COMMON STOCKS
(Cost: $1,027,003,670)		1,162,541,937

PREFERRED STOCKS — 0.23%

COLOMBIA — 0.23%
Banco Davivienda SA	55,913	865,378
Grupo Aval Acciones y Valores SA	942,041	648,778
Grupo de Inversiones Suramericana SA	60,690	1,228,381

		2,742,537

TOTAL PREFERRED STOCKS
(Cost: $2,586,445)		2,742,537

SHORT-TERM INVESTMENTS — 7.58%

MONEY MARKET FUNDS — 7.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	23,938,296	23,938,296
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,393,079	1,393,079
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	63,608,275	63,608,275

		88,939,650

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,939,650)		88,939,650

TOTAL INVESTMENTS IN SECURITIES — 106.86%
(Cost: $1,118,529,765)		1,254,224,124
Other Assets, Less Liabilities — (6.86)%		(80,517,191)

NET ASSETS — 100.00%		$1,173,706,933

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

20

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.09%

AIR FREIGHT & LOGISTICS — 0.32%
Toll Holdings Ltd.	1,274,336	$6,428,253

		6,428,253

AIRLINES — 0.13%
Qantas Airways Ltd.[a]	2,016,867	2,637,323

		2,637,323

BEVERAGES — 0.76%
Coca-Cola Amatil Ltd.	1,071,227	9,431,536
Treasury Wine Estates Ltd.	1,212,330	5,867,241

		15,298,777

BIOTECHNOLOGY — 2.96%
CSL Ltd.	905,211	59,470,659

		59,470,659

CAPITAL MARKETS — 1.50%
Macquarie Group Ltd.	540,516	30,198,589

		30,198,589

CHEMICALS — 1.02%
Incitec Pivot Ltd.	3,076,838	7,874,937
Orica Ltd.	693,818	12,695,179

		20,570,116

COMMERCIAL BANKS — 36.25%
Australia and New Zealand Banking Group Ltd.	5,132,870	159,987,171
Bank of Queensland Ltd.	672,984	7,516,155
Bendigo and Adelaide Bank Ltd.	811,383	8,857,959
Commonwealth Bank of Australia	3,015,129	228,956,290
National Australia Bank Ltd.	4,402,732	137,229,394
Westpac Banking Corp.	5,815,506	186,297,970

		728,844,939

COMMERCIAL SERVICES & SUPPLIES — 1.30%
Brambles Ltd.	2,921,889	26,160,650

		26,160,650

CONSTRUCTION & ENGINEERING — 0.18%
Leighton Holdings Ltd.	189,952	3,576,428

		3,576,428

CONSTRUCTION MATERIALS — 0.91%
Boral Ltd.	1,455,315	7,178,647
James Hardie Industries SE	830,289	11,073,508

		18,252,155

Security	Shares	Value

CONTAINERS & PACKAGING — 1.11%
Amcor Ltd.	2,256,563	$22,282,945

		22,282,945

DIVERSIFIED FINANCIAL SERVICES — 0.60%
ASX Ltd.	362,122	12,126,231

		12,126,231

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.16%
Telstra Corp. Ltd.	8,146,213	40,486,177
TPG Telecom Ltd.	519,689	2,877,864

		43,364,041

ELECTRIC UTILITIES — 0.20%
SP AusNet	3,167,341	4,068,025

		4,068,025

ENERGY EQUIPMENT & SERVICES — 0.29%
WorleyParsons Ltd.	386,705	5,780,096

		5,780,096

FOOD & STAPLES RETAILING — 8.59%
Metcash Ltd.	1,661,645	4,407,505
Wesfarmers Ltd.	2,138,507	86,299,782
Woolworths Ltd.	2,346,806	81,971,995

		172,679,282

GAS UTILITIES — 0.50%
APA Group	1,563,280	10,170,064

		10,170,064

HEALTH CARE EQUIPMENT & SUPPLIES — 0.29%
Cochlear Ltd.	106,635	5,941,810

		5,941,810

HEALTH CARE PROVIDERS & SERVICES — 1.12%
Ramsay Health Care Ltd.	245,697	10,827,535
Sonic Healthcare Ltd.	712,362	11,741,648

		22,569,183

HOTELS, RESTAURANTS & LEISURE — 1.35%
Crown Resorts Ltd.	681,234	10,309,239
Flight Centre Travel Group Ltd.	103,321	4,786,888
Tabcorp Holdings Ltd.	1,412,168	4,573,781
Tatts Group Ltd.	2,650,733	7,499,793

		27,169,701

INSURANCE — 5.28%
AMP Ltd.	5,531,997	27,236,253
Insurance Australia Group Ltd.	4,380,020	24,255,085
QBE Insurance Group Ltd.	2,335,714	24,738,404

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2014

Security	Shares	Value

Suncorp Group Ltd.	2,406,256	$29,897,360

		106,127,102

IT SERVICES — 0.52%
Computershare Ltd.	884,326	10,477,328

		10,477,328

MEDIA — 0.21%
REA Group Ltd.	98,685	4,180,836

		4,180,836

METALS & MINING — 14.40%
Alumina Ltd.[a]	4,719,914	6,259,775
BHP Billiton Ltd.	6,007,500	206,929,597
Fortescue Metals Group Ltd.	2,910,241	11,944,756
Iluka Resources Ltd.	782,337	6,334,654
Newcrest Mining Ltd.[a]	1,433,020	12,990,353
Rio Tinto Ltd.	815,049	44,982,973

		289,442,108

MULTI-UTILITIES — 0.74%
AGL Energy Ltd.	1,044,806	14,974,976

		14,974,976

MULTILINE RETAIL — 0.15%
Harvey Norman Holdings Ltd.[b]	993,999	2,960,368

		2,960,368

OIL, GAS & CONSUMABLE FUELS — 5.33%
Caltex Australia Ltd.	252,277	5,247,651
Origin Energy Ltd.	2,059,637	28,926,086
Santos Ltd.	1,818,251	24,571,417
Woodside Petroleum Ltd.	1,232,782	48,383,762

		107,128,916

PROFESSIONAL SERVICES — 0.78%
ALS Ltd.	737,453	6,142,811
Seek Ltd.	604,809	9,529,825

		15,672,636

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.57%
BGP Holdings PLC[a,c]	18,888,372	258
CFS Retail Property Trust Group	3,951,706	7,539,599
Dexus Property Group	10,336,624	10,726,631
Federation Centres	2,668,016	6,257,469
Goodman Group	3,231,654	15,309,196
GPT Group	3,153,268	11,445,512
Mirvac Group	6,905,649	11,633,029
Stockland Corp. Ltd.	4,352,637	15,798,898
Westfield Group	3,691,782	36,764,577
Westfield Retail Trust	5,569,631	16,535,863

		132,011,032

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.64%
Lend Lease Group	1,024,809	$12,790,321

		12,790,321

ROAD & RAIL — 1.39%
Asciano Ltd.	1,824,469	9,508,987
Aurizon Holdings Ltd.	3,997,812	18,380,574

		27,889,561

TRANSPORTATION INFRASTRUCTURE — 1.54%
Sydney Airport	2,031,273	8,299,321
Transurban Group	3,267,516	22,595,205

		30,894,526

TOTAL COMMON STOCKS
(Cost: $1,875,553,598)		1,992,138,977

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,607,455	1,607,455
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	93,545	93,545
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	914,084	914,084

		2,615,084

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,615,084)		2,615,084

TOTAL INVESTMENTS IN SECURITIES — 99.22%
(Cost: $1,878,168,682)		1,994,754,061
Other Assets, Less Liabilities — 0.78%		15,636,910

NET ASSETS — 100.00%		$2,010,390,971

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2014

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
116	ASX SPI 200 Index (Jun. 2014)	Sydney Futures	$14,852,763	$126,235

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.73%

AIR FREIGHT & LOGISTICS — 3.48%
Oesterreichische Post AG	53,784	$2,508,504

		2,508,504
BUILDING PRODUCTS — 4.48%
Wienerberger AG	179,820	3,230,342

		3,230,342
CHEMICALS — 1.51%
Lenzing AGa	17,460	1,089,996

		1,089,996
COMMERCIAL BANKS — 21.55%
Erste Group Bank AG	331,092	11,516,173
Raiffeisen International Bank Holding AG	119,808	4,016,804

		15,532,977
CONSTRUCTION MATERIALS — 1.90%
RHI AG	42,084	1,370,466

		1,370,466
CONTAINERS & PACKAGING — 2.65%
Mayr-Melnhof Karton AG	15,480	1,909,330

		1,909,330
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.38%
Telekom Austria AG	324,648	3,159,909

		3,159,909
ELECTRIC UTILITIES — 1.50%
EVN AG	78,984	1,081,010

		1,081,010
ELECTRICAL EQUIPMENT — 1.71%
Zumtobel AG	57,672	1,235,533

		1,235,533
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.31%
Austria Technologie & Systemtechnik AG	70,560	895,429
Kapsch TrafficCom AGa	15,336	766,024

		1,661,453
ENERGY EQUIPMENT & SERVICES — 3.06%
Schoeller-Bleckmann Oilfield Equipment AG	18,468	2,203,030

		2,203,030

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.45%
DO & Co. AG	5,148	$321,134

		321,134
INSURANCE — 7.46%
UNIQA Insurance Group AG	160,920	2,173,876
Vienna Insurance Group AG	59,112	3,199,028

		5,372,904
MACHINERY — 9.22%
Andritz AG	74,124	4,419,572
Palfinger AG	28,224	1,065,079
Semperit AG Holding	21,528	1,163,292

		6,647,943
METALS & MINING — 8.74%
AMAG Austria Metall AGb	22,428	726,236
Voestalpine AG	120,312	5,572,812

		6,299,048
OIL, GAS & CONSUMABLE FUELS — 9.39%
OMV AG	163,188	6,767,193

		6,767,193
REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.53%
BUWOG AGc	63,972	1,200,279
CA Immobilien Anlagen AGc	122,148	2,265,975
conwert Immobilien Invest SE	113,724	1,398,191
IMMOEAST AG Escrow[c,d]	998,769	14
IMMOFINANZ AGc	890,784	3,170,076
IMMOFINANZ AG Escrow[c,d]	897,599	12
S IMMO AG	124,308	992,304

		9,026,851
TRANSPORTATION INFRASTRUCTURE — 2.41%
Flughafen Wien AG	18,432	1,735,446

		1,735,446

TOTAL COMMON STOCKS (Cost: $88,091,072)		71,153,069

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	745,476	745,476
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	43,383	43,383

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	8,191	$8,191

		797,050

TOTAL SHORT-TERM INVESTMENTS (Cost: $797,050)		797,050

TOTAL INVESTMENTS IN SECURITIES — 99.83% (Cost: $88,888,122)		71,950,119
Other Assets, Less Liabilities — 0.17%		119,920

NET ASSETS — 100.00%		$72,070,039

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

25

Schedule of Investments  (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.44%

AIR FREIGHT & LOGISTICS — 1.34%
bpost SA	46,376	$1,169,459

		1,169,459
BEVERAGES — 21.95%
Anheuser-Busch InBev NV	174,468	19,167,049

		19,167,049
BIOTECHNOLOGY — 1.95%
Ablynx NVa	73,532	889,297
ThromboGenics NVa,b	33,108	813,196

		1,702,493
CAPITAL MARKETS — 1.79%
GIMV NV	17,732	918,246
RHJ International SAa,b	129,828	641,308

		1,559,554
CHEMICALS — 9.28%
Solvay SA	27,652	4,476,969
Tessenderlo Chemie NV	26,412	795,594
Umicore SA	58,766	2,829,074

		8,101,637
COMMERCIAL BANKS — 7.88%
KBC Groep NVa	115,444	6,879,299

		6,879,299
COMMUNICATIONS EQUIPMENT — 0.91%
EVS Broadcast Equipment SA	14,880	791,876

		791,876
CONSTRUCTION & ENGINEERING — 1.39%
Compagnie d’Entreprises CFE SA	11,284	1,216,410

		1,216,410
DISTRIBUTORS — 1.03%
SA D’Ieteren NV	21,328	902,488

		902,488
DIVERSIFIED FINANCIAL SERVICES — 7.92%
Ackermans & van Haaren NV	15,128	1,922,269
Groupe Bruxelles Lambert SA	37,696	3,928,842
KBC Ancora SCA[a]	30,996	1,061,408

		6,912,519

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.23%
Belgacom SA	85,177	$2,824,930

		2,824,930
ELECTRIC UTILITIES — 1.34%
Elia System Operator SA	22,692	1,173,395

		1,173,395
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.97%
Barco NV	11,036	848,434

		848,434
FOOD & STAPLES RETAILING — 6.96%
Colruyt SA	41,664	2,336,927
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	52,576	3,742,095

		6,079,022
HEALTH CARE EQUIPMENT & SUPPLIES — 1.26%
Ion Beam Applications SAa	69,192	1,098,058

		1,098,058
HEALTH CARE PROVIDERS & SERVICES — 1.50%
Arseus NV	23,932	1,306,257

		1,306,257
HEALTH CARE TECHNOLOGY — 1.11%
Agfa-Gevaert NVa	309,256	971,434

		971,434
INSURANCE — 5.00%
Ageas	103,664	4,362,465

		4,362,465
IT SERVICES — 0.94%
Econocom Group SA	84,568	820,475

		820,475
MARINE — 0.84%
Compagnie Maritime Belge SA	27,271	734,578

		734,578
MEDIA — 3.27%
Kinepolis Group NV	5,332	955,310
Telenet Group Holding NVa	31,620	1,896,315

		2,851,625
METALS & MINING — 2.88%
Bekaert NV	32,236	1,221,537
Nyrstar NVa,b	207,948	688,675

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2014

Security	Shares	Value

Viohalco SAa	100,192	$605,930

		2,516,142
OIL, GAS & CONSUMABLE FUELS — 2.40%
Euronav SAa	102,920	1,279,966
Exmar NV	49,595	818,189

		2,098,155
PHARMACEUTICALS — 5.49%
Galapagos NVa,b	34,344	773,024
UCB SA	50,335	4,016,678

		4,789,702
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.64%
Befimmo SA	15,376	1,148,728
Cofinimmo SA	11,656	1,395,204
Intervest Offices & Warehouses NV	20,327	614,241
Warehouses De Pauw SCA	11,904	889,338

		4,047,511
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.29%
Melexis NV	26,908	1,130,159

		1,130,159
WIRELESS TELECOMMUNICATION SERVICES — 0.88%
Mobistar SAa,b	37,200	765,988

		765,988

TOTAL COMMON STOCKS
(Cost: $75,879,245)		86,821,114

SHORT-TERM INVESTMENTS — 2.95%

MONEY MARKET FUNDS — 2.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,340,809	2,340,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	136,222	136,222

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	99,672	$99,672

		2,576,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,576,703)		2,576,703

TOTAL INVESTMENTS IN SECURITIES — 102.39%
(Cost: $78,455,948)		89,397,817
Other Assets, Less Liabilities — (2.39)%		(2,085,126)

NET ASSETS — 100.00%		$87,312,691

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

27

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 59.82%

AEROSPACE & DEFENSE — 1.44%
Embraer SA	6,705,232	$60,952,578

		60,952,578
BEVERAGES — 7.10%
AMBEV SA	42,469,260	300,288,653

		300,288,653
CAPITAL MARKETS — 0.79%
CETIP SA — Mercados Organizados	2,593,626	33,509,410

		33,509,410
COMMERCIAL BANKS — 4.59%
Banco Bradesco SA	4,192,920	59,742,638
Banco do Brasil SA	6,782,397	68,850,529
Banco Santander (Brasil) SA Units	9,786,741	65,708,887

		194,302,054
CONTAINERS & PACKAGING — 0.75%
Klabin SA	6,210,620	31,675,394

		31,675,394
DIVERSIFIED CONSUMER SERVICES — 2.87%
Anhanguera Educacional Participacoes SA	5,088,800	36,526,016
Estacio Participacoes SA	2,883,300	34,565,407
Kroton Educacional SA	1,990,200	50,459,274

		121,550,697
DIVERSIFIED FINANCIAL SERVICES — 2.27%
BM&F Bovespa SA	19,574,400	95,819,046

		95,819,046
ELECTRIC UTILITIES — 1.44%
Centrais Eletricas Brasileiras SA	3,771,699	11,081,116
CPFL Energia SA	3,154,600	25,596,273
EDP Energias do Brasil SA	3,503,900	14,668,251
Transmissora Alianca de Energia Eletrica SA	1,121,300	9,698,054

		61,043,694
FOOD & STAPLES RETAILING — 0.55%
Raia Drogasil SA	2,758,500	23,366,176

		23,366,176
FOOD PRODUCTS — 4.52%
BRF SA	6,915,550	148,636,306
JBS SA	7,856,922	26,270,888

Security	Shares	Value

M Dias Branco SA	378,400	$16,260,884

		191,168,078
HEALTH CARE PROVIDERS & SERVICES — 0.73%
Odontoprev SA	1,861,900	7,885,714
Qualicorp SAa	2,182,100	22,958,721

		30,844,435
HOUSEHOLD DURABLES — 0.55%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,914,000	23,068,180

		23,068,180
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.74%
Tractebel Energia SA	2,108,100	31,202,568

		31,202,568
INSURANCE — 2.84%
BB Seguridade Participacoes SA	6,177,700	78,493,324
Porto Seguro SA	1,650,100	22,944,927
Sul America SA Units	2,435,150	18,759,899

		120,198,150
IT SERVICES — 3.18%
Cielo SA	7,538,364	134,531,424

		134,531,424
MACHINERY — 0.82%
WEG SA	3,001,130	34,800,558

		34,800,558
METALS & MINING — 4.00%
Companhia Siderurgica Nacional SA	8,700,454	33,319,319
Vale SA	10,712,600	135,635,782

		168,955,101
MULTILINE RETAIL — 1.31%
Lojas Americanas SA	1,966,550	9,950,889
Lojas Renner SA	1,503,800	45,394,574

		55,345,463
OIL, GAS & CONSUMABLE FUELS — 6.87%
Cosan SA Industria e Comercio	1,626,890	27,300,390
Petroleo Brasileiro SA	25,362,844	177,976,935
Ultrapar Participacoes SA	3,557,100	85,397,042

		290,674,367
PAPER & FOREST PRODUCTS — 0.87%
Duratex SA	1,818,911	7,476,588
Fibria Celulose SAa	3,109,126	29,316,339

		36,792,927

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2014

Security	Shares	Value

PERSONAL PRODUCTS — 1.72%
Hypermarcas SA	4,535,100	$36,615,617
Natura Cosmeticos SA	2,096,100	36,080,525

		72,696,142
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.00%
BR Malls Participacoes SA	4,869,200	40,181,401
BR Properties SA	2,547,400	20,328,775
Multiplan Empreendimentos Imobiliarios SA	1,129,300	24,196,589

		84,706,765
ROAD & RAIL — 1.22%
ALL — America Latina Logistica SA	6,143,500	22,185,127
Localiza Rent A Car SA	1,847,240	29,235,648

		51,420,775
SOFTWARE — 0.63%
Totvs SA	1,535,300	26,735,391

		26,735,391
SPECIALTY RETAIL — 0.17%
Via Varejo SAa	679,300	7,213,805

		7,213,805
TOBACCO — 1.08%
Souza Cruz SA	4,472,000	45,755,734

		45,755,734
TRANSPORTATION INFRASTRUCTURE — 2.22%
CCR SA	9,828,900	76,990,603
EcoRodovias Infraestrutura e Logistica SA	2,589,500	16,762,685

		93,753,288
WATER UTILITIES — 1.29%
Companhia de Saneamento Basico do Estado de Sao Paulo	4,064,200	39,463,354
Companhia de Saneamento de Minas Gerais SA	873,800	15,060,346

		54,523,700
WIRELESS TELECOMMUNICATION SERVICES — 1.26%
TIM Participacoes SA	9,820,990	53,241,452

		53,241,452

TOTAL COMMON STOCKS
(Cost: $1,610,967,972)		2,530,136,005

PREFERRED STOCKS — 39.59%

CHEMICALS — 0.38%
Braskem SA Class A	2,487,036	16,232,455

		16,232,455

Security	Shares	Value

COMMERCIAL BANKS — 17.03%
Banco Bradesco SA	18,724,836	$260,539,057
Banco do Estado do Rio Grande do Sul SA Class B	2,720,410	12,880,120
Itau Unibanco Holding SA	22,929,110	356,757,959
Itausa — Investimentos Itau SA	23,716,730	90,297,082

		720,474,218
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.41%
Oi SA	40,639,693	35,149,018
Telefonica Brasil SA	3,338,274	66,600,281

		101,749,299
ELECTRIC UTILITIES — 2.14%
Centrais Eletricas Brasileiras SA Class B	3,050,651	13,165,244
Companhia Energetica de Minas Gerais	8,147,290	56,590,260
Companhia Paranaense de Energia Class B	1,434,000	20,604,900

		90,360,404
FOOD & STAPLES RETAILING — 1.54%
Companhia Brasileira de Distribuicao	1,438,464	65,284,160

		65,284,160
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.85%
AES Tiete SA	1,517,400	11,574,737
Companhia Energetica de Sao Paulo Class B	2,037,170	24,412,799

		35,987,536
METALS & MINING — 7.39%
Bradespar SA	2,911,200	24,140,487
Gerdau SA	9,608,046	57,098,707
Metalurgica Gerdau SA	3,502,290	25,466,374
Usinas Siderurgicas de Minas Gerais SA Class A	5,371,700	18,895,126
Vale SA Class A	16,340,800	186,789,466

		312,390,160
MULTILINE RETAIL — 0.90%
Lojas Americanas SA	6,453,506	38,236,820

		38,236,820
OIL, GAS & CONSUMABLE FUELS — 6.66%
Petroleo Brasileiro SA	37,845,078	281,596,198

		281,596,198
PAPER & FOREST PRODUCTS — 0.29%
Suzano Papel e Celulose SA Class A	3,396,600	12,220,219

		12,220,219

TOTAL PREFERRED STOCKS
(Cost: $1,108,802,981)		1,674,531,469

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2014

Security	Shares	Value

RIGHTS — 0.00%

CAPITAL MARKETS — 0.00%
CETIP SA — Mercados Organizados[a]	1,857	$3,336

		3,336

TOTAL RIGHTS
(Cost: $0)		3,336

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,350,273	1,350,273

		1,350,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,350,273)		1,350,273

TOTAL INVESTMENTS IN SECURITIES — 99.44%
(Cost: $2,721,121,226)		4,206,021,083
Other Assets, Less Liabilities — 0.56%		23,490,714

NET ASSETS — 100.00%		$4,229,511,797

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

30

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 88.31%

BRAZIL — 15.10%
ALL — America Latina Logistica SA	99,500	$359,310
AMBEV SA	1,074,965	7,600,787
Anhanguera Educacional Participacoes SA	99,500	714,184
Banco Bradesco SA	159,290	2,269,637
Banco do Brasil SA	179,189	1,819,011
Banco Santander (Brasil) SA Units	222,237	1,492,115
BB Seguridade Participacoes SA	181,700	2,308,664
BM&F Bovespa SA	437,869	2,143,421
BR Malls Participacoes SA	99,500	821,090
BR Properties SA	39,800	317,612
BRF SA	159,200	3,421,695
CCR SA	199,000	1,558,784
Centrais Eletricas Brasileiras SA	80,000	235,037
CETIP SA — Mercados Organizados	40,317	520,892
Cielo SA	159,368	2,844,119
Companhia de Saneamento Basico do Estado de Sao Paulo	79,600	772,915
Companhia de Saneamento de Minas Gerais SA	19,900	342,986
Companhia Siderurgica Nacional SA	159,200	609,673
Cosan SA Industria e Comercio	39,800	667,873
CPFL Energia SA	59,700	484,403
Cyrela Brazil Realty SA Empreendimentos e Participacoes	59,700	351,857
Duratex SA	66,148	271,900
EcoRodovias Infraestrutura e Logistica SA	39,800	257,638
EDP Energias do Brasil SA	59,700	249,920
Embraer SA	139,300	1,266,279
Estacio Participacoes SA	59,700	715,692
Fibria Celulose SAa	59,741	563,305
Hypermarcas SA	79,600	642,677
JBS SA	179,152	599,024
Klabin SA	119,400	608,964
Kroton Educacional SA	39,800	1,009,084
Localiza Rent A Car SA	39,860	630,851
Lojas Americanas SA	25,200	127,514
Lojas Renner SA	19,900	600,713
Multiplan Empreendimentos Imobiliarios SA	19,900	426,381
Natura Cosmeticos SA	39,800	685,084
Odontoprev SA	59,700	252,848
Petroleo Brasileiro SA	656,700	4,608,216
Porto Seguro SA	19,900	276,713
Qualicorp SAa	39,800	418,751
Raia Drogasil SA	59,750	506,119
Souza Cruz SA	99,500	1,018,045
Sul America SA Units	19,972	153,860
TIM Participacoes SA	199,069	1,079,191
Totvs SA	19,900	346,534
Tractebel Energia SA	39,800	589,091
Transmissora Alianca de Energia Eletrica SA	20,500	177,303
Ultrapar Participacoes SA	79,600	1,910,996
Vale SA	298,500	3,779,407
Via Varejo SAa	21,200	225,133
WEG SA	72,420	839,769

		56,493,067
CHINA — 44.67%
AAC Technologies Holdings Inc.[b]	199,000	1,174,295

Security	Shares	Value

Agile Property Holdings Ltd.	398,000	$308,012
Agricultural Bank of China Ltd. Class H	4,776,000	2,131,442
Air China Ltd. Class H	406,000	231,987
Aluminum Corp. of China Ltd. Class Ha,b	796,000	284,398
Anhui Conch Cement Co. Ltd. Class Hb	298,500	1,074,191
Anta Sports Products Ltd.	199,040	292,670
Bank of China Ltd. Class H	17,114,000	8,145,372
Bank of Communications Co. Ltd. Class H	1,994,200	1,334,963
BBMG Corp. Class H	298,500	201,363
Beijing Capital International Airport Co. Ltd. Class H	398,000	273,104
Beijing Enterprises Holdings Ltd.	99,500	850,241
Beijing Enterprises Water Group Ltd.	796,000	509,246
Belle International Holdings Ltd.	995,000	986,921
Biostime International Holdings Ltd.[b]	56,500	381,139
Brilliance China Automotive Holdings Ltd.	796,000	1,320,344
BYD Co. Ltd. Class Ha,b	99,500	487,685
China Agri-Industries Holdings Ltd.	413,800	170,794
China BlueChemical Ltd. Class H	398,000	213,041
China Cinda Asset Management Co. Ltd.[a,b]	995,000	474,852
China CITIC Bank Corp. Ltd. Class H	1,791,000	1,041,850
China Coal Energy Co. Class H	796,000	453,804
China Communications Construction Co. Ltd. Class H	995,000	664,792
China Communications Services Corp. Ltd. Class H	398,800	189,294
China Construction Bank Corp. Class H	16,318,370	11,976,283
China COSCO Holdings Co. Ltd. Class Ha,b	597,000	232,549
China Everbright Bank Co. Ltd.[a]	424,000	187,583
China Everbright International Ltd.[b]	597,000	760,019
China Everbright Ltd.[b]	398,000	563,662
China Gas Holdings Ltd.	398,000	643,745
China Huishan Dairy Holdings Co. Ltd.[a]	1,272,000	301,883
China International Marine Containers (Group) Co. Ltd. Class H	119,400	212,220
China Life Insurance Co. Ltd. Class H	1,791,000	4,920,488
China Longyuan Power Group Corp. Ltd. Class H	597,000	663,765
China Mengniu Dairy Co. Ltd.	199,000	976,654
China Merchants Bank Co. Ltd. Class H	1,073,456	1,977,177
China Merchants Holdings (International) Co. Ltd.	398,000	1,175,578
China Minsheng Banking Corp. Ltd. Class H	1,194,000	1,225,887
China Mobile Ltd.	1,393,000	13,628,238
China National Building Material Co. Ltd. Class H	796,000	719,721
China Oilfield Services Ltd. Class H	408,000	1,006,192
China Overseas Land & Investment Ltd.[b]	796,800	2,076,030
China Pacific Insurance (Group) Co. Ltd. Class H	597,000	1,994,376
China Petroleum & Chemical Corp. Class H	5,970,600	5,413,851
China Railway Construction Corp. Ltd. Class H	398,000	336,760
China Railway Group Ltd. Class H	796,000	370,641
China Resources Cement Holdings Ltd.[b]	398,000	251,030
China Resources Enterprise Ltd.	398,000	1,116,543
China Resources Gas Group Ltd.[b]	271,000	830,168
China Resources Land Ltd.	398,000	805,964
China Resources Power Holdings Co. Ltd.	398,200	1,045,198
China Shenhua Energy Co. Ltd. Class H	796,000	2,181,750
China Shipping Container Lines Co. Ltd. Class Ha	796,000	191,994
China State Construction International Holdings Ltd.	398,000	688,920
China Taiping Insurance Holdings Co. Ltd.[a,b]	199,000	347,027
China Telecom Corp. Ltd. Class H	3,184,000	1,601,661
China Unicom (Hong Kong) Ltd.	1,195,900	1,789,311
China Vanke Co. Ltd. Class B	298,501	469,720
Chongqing Changan Automobile Co. Ltd.	199,000	356,780
Chongqing Rural Commercial Bank Co. Ltd. Class H	597,000	275,671
CITIC 21CN Co. Ltd.[a]	424,000	338,524
CITIC Pacific Ltd.[b]	401,000	700,319
CITIC Securities Co. Ltd. Class H	199,000	429,163
CNOOC Ltd.	3,980,000	6,827,595

31

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2014

Security	Shares	Value

COSCO Pacific Ltd.	398,000	$525,673
Country Garden Holdings Co. Ltd.[b]	995,356	418,532
CSPC Pharmaceutical Group Ltd.[b]	398,000	313,659
CSR Corp Ltd. Class H	401,000	296,886
Datang International Power Generation Co. Ltd. Class H	796,000	309,039
Dongfeng Motor Group Co. Ltd. Class H	796,000	1,221,780
ENN Energy Holdings Ltd.[b]	124,000	877,266
Evergrande Real Estate Group Ltd.[b]	1,393,000	616,280
Far East Horizon Ltd.[b]	398,000	270,537
Fosun International Ltd.	398,000	469,718
Franshion Properties (China) Ltd.[b]	796,000	238,196
GCL-Poly Energy Holdings Ltd.[a,b]	2,388,000	742,308
Geely Automobile Holdings Ltd.[b]	995,000	372,181
Golden Eagle Retail Group Ltd.	199,000	243,073
GOME Electrical Appliances Holdings Ltd.[b]	2,388,400	400,482
Great Wall Motor Co. Ltd. Class H	254,500	1,043,874
Guangdong Investment Ltd.	398,000	441,484
Guangzhou Automobile Group Co. Ltd. Class H	326,454	344,015
Guangzhou R&F Properties Co. Ltd. Class H	238,800	328,341
Haier Electronics Group Co. Ltd.[b]	229,000	535,804
Haitong Securities Co. Ltd. Class H	318,400	475,570
Hanergy Solar Group Ltd.[a,b]	2,532,000	369,041
Hengan International Group Co. Ltd.	199,000	2,111,164
Huaneng Power International Inc. Class H	796,000	840,872
Industrial and Commercial Bank of China Ltd. Class H	16,716,050	10,866,688
Inner Mongolia Yitai Coal Co. Ltd. Class B	239,770	304,987
Intime Retail Group Co. Ltd.[b]	199,000	193,277
Jiangsu Expressway Co. Ltd. Class H	398,000	477,932
Jiangxi Copper Co. Ltd. Class H	398,000	659,145
Kingboard Chemical Holdings Co. Ltd.	99,600	186,791
Kunlun Energy Co. Ltd.	796,000	1,297,756
Lee & Man Paper Manufacturing Ltd.[b]	398,000	198,154
Lenovo Group Ltd.	1,194,000	1,478,457
Longfor Properties Co. Ltd.	298,500	377,699
New China Life Insurance Co. Ltd. Class H	159,200	497,952
New World China Land Ltd.	398,000	331,113
Nine Dragons Paper (Holdings) Ltd.[b]	398,000	258,730
People’s Insurance Co. Group of China Ltd. Class H	995,000	400,415
PetroChina Co. Ltd. Class H	4,776,000	5,698,218
PICC Property and Casualty Co. Ltd. Class H	797,200	1,174,266
Ping An Insurance (Group) Co. of China Ltd. Class H	478,500	3,700,021
Poly Property Group Co. Ltd.[b]	406,984	185,304
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	608,000	591,300
Shanghai Electric Group Co. Ltd. Class H	398,000	143,739
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	106,000	393,760
Shanghai Industrial Holdings Ltd.	199,000	614,740
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	159,200	299,387
Shenzhou International Group Holdings Ltd.[a]	199,000	694,310
Shimao Property Holdings Ltd.	298,500	601,393
Shui On Land Ltd.	895,833	233,406
Sihuan Pharmaceutical Holdings Group Ltd.	402,000	479,105
Sino Biopharmaceutical Ltd.	796,000	648,878
Sino-Ocean Land Holdings Ltd.	696,500	366,534
Sinopec Engineering Group Co. Ltd.	199,000	229,469
Sinopec Shanghai Petrochemical Co. Ltd. Class H	669,000	164,813
Sinopharm Group Co. Ltd. Class H	238,800	648,365
SOHO China Ltd.	497,500	390,790
Sun Art Retail Group Ltd.[b]	497,500	584,581
Tencent Holdings Ltd.	1,159,000	16,339,419
Tingyi (Cayman Islands) Holding Corp.	398,000	1,134,510
Tsingtao Brewery Co. Ltd. Class H	40,000	314,719
Uni-President China Holdings Ltd.[b]	199,000	154,519
Want Want China Holdings Ltd.[b]	1,393,000	1,944,068

Security	Shares	Value

Weichai Power Co. Ltd. Class H	200,775	$749,706
Yanzhou Coal Mining Co. Ltd. Class Hb	398,000	313,659
Yingde Gases Group Co. Ltd.[b]	282,500	308,992
Yuexiu Property Co. Ltd.	1,218,000	241,936
Zhejiang Expressway Co. Ltd. Class H	398,000	394,255
Zhongsheng Group Holdings Ltd.[b]	99,500	124,745
Zhuzhou CSR Times Electric Co. Ltd. Class H	99,500	292,611
Zijin Mining Group Co. Ltd. Class H	1,195,000	275,901
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	278,600	185,423
ZTE Corp. Class Ha	159,240	307,268

		167,065,421
INDIA — 16.40%
ACC Ltd.	5,174	117,070
Adani Enterprises Ltd.	29,634	240,171
Adani Ports and Special Economic Zone Ltd.	113,526	437,082
Aditya Birla Nuvo Ltd.	7,761	171,152
Ambuja Cements Ltd.	151,041	556,211
Apollo Hospitals Enterprise Ltd.	17,910	275,121
Asian Paints Ltd.	69,650	598,313
Aurobindo Pharma Ltd.	31,588	358,058
Bajaj Auto Ltd.	18,905	621,939
Bharat Heavy Electricals Ltd.	129,947	532,631
Bharat Petroleum Corp. Ltd.	39,601	349,768
Bharti Airtel Ltd.	137,907	803,077
Cairn India Ltd.	103,082	589,028
Cipla Ltd.	78,406	510,256
Coal India Ltd.	115,420	724,476
Dabur India Ltd.	56,126	178,997
Divi’s Laboratories Ltd.	9,751	210,433
DLF Ltd.	98,306	349,536
Dr. Reddy’s Laboratories Ltd.	25,775	1,073,333
GAIL (India) Ltd.	80,595	515,295
GlaxoSmithKline Consumer Healthcare Ltd.[a]	2,388	178,385
Godrej Consumer Products Ltd.	29,253	385,849
HCL Technologies Ltd.	56,118	1,347,202
HDFC Bank Ltd.	75,107	1,007,634
Hero Motocorp Ltd.	18,308	726,820
Hindalco Industries Ltd.	248,950	623,534
Hindustan Unilever Ltd.	164,246	1,677,066
Housing Development Finance Corp. Ltd.	339,096	5,031,636
ICICI Bank Ltd.	50,731	1,217,450
Idea Cellular Ltd.	154,026	359,324
Infosys Ltd.	104,873	5,216,850
ITC Ltd.	516,405	2,986,654
Jaiprakash Associates Ltd.	214,722	265,450
Jindal Steel & Power Ltd.	80,396	405,109
JSW Steel Ltd.	17,910	367,172
Kotak Mahindra Bank Ltd.	68,058	1,000,484
Larsen & Toubro Ltd.	72,043	1,884,286
LIC Housing Finance Ltd.	65,869	354,872
Mahindra & Mahindra Financial Services Ltd.	59,192	303,373
Mahindra & Mahindra Ltd.	73,466	1,536,085
Nestle India Ltd.	4,870	408,869
NTPC Ltd.	348,818	947,458
Oil & Natural Gas Corp. Ltd.	173,130	1,107,956
Oil India Ltd.	27,064	261,090
Piramal Enterprises Ltd.	17,512	200,355
Power Finance Corp. Ltd.	55,903	276,204
Power Grid Corp. of India Ltd.	258,050	532,782
Ranbaxy Laboratories Ltd.[a]	28,855	218,451
Reliance Capital Ltd.	21,307	190,876

32

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2014

Security	Shares	Value

Reliance Communications Ltd.	116,216	$268,561
Reliance Industries Ltd.	296,311	5,339,014
Reliance Infrastructure Ltd.	25,273	295,458
Reliance Power Ltd.[a]	134,720	215,794
Rural Electrification Corp. Ltd.	64,883	351,042
Sesa Sterlite Ltd.	260,411	1,235,950
Shriram Transport Finance Co. Ltd.	32,884	527,123
Siemens Ltd.	14,928	219,183
State Bank of India	32,530	1,399,550
Sun Pharmaceuticals Industries Ltd.	162,996	1,684,439
Tata Consultancy Services Ltd.	107,659	3,901,432
Tata Motors Ltd.	170,742	1,199,297
Tata Power Co. Ltd.	276,120	485,044
Tata Steel Ltd.	64,676	520,013
Tech Mahindra Ltd.	13,134	427,427
Ultratech Cement Ltd.	8,956	361,059
United Breweries Ltd.	14,726	188,094
United Spirits Ltd.	18,801	896,651
Wipro Ltd.	143,280	1,227,421
Yes Bank Ltd.	38,009	366,260

		61,340,035
RUSSIA — 12.14%
Alrosa AO	199,000	238,076
Gazprom OAO	2,696,458	10,944,189
LUKOIL OAO	115,420	6,522,389
Magnit OJSC SP GDR[c]	59,704	3,474,773
MegaFon OAO SP GDR[c]	20,099	603,573
MMC Norilsk Nickel OJSC	12,541	2,408,842
Mobile TeleSystems OJSC SP ADR	117,609	2,174,590
Moscow Exchange MICEX-RTS OJSC	242,780	455,878
NovaTek OAO SP GDR[c]	21,094	2,446,904
Rosneft Oil Co. OJSC	266,702	1,743,109
Rostelecom OJSC	185,710	442,327
RusHydro OJSC	24,875,200	489,572
Sberbank of Russia	2,477,630	6,029,208
Severstal OAO	45,770	390,130
Sistema JSFC SP GDR[c]	37,824	1,083,658
Surgutneftegas OJSC	1,592,020	1,174,749
Tatneft OAO Class S	324,373	1,908,878
Uralkali OJSC	300,490	1,343,145
VTB Bank OJSC	1,100,476,001	1,513,260

		45,387,250

TOTAL COMMON STOCKS
(Cost: $332,271,771)		330,285,773

PREFERRED STOCKS — 11.23%

BRAZIL — 10.55%
AES Tiete SA	19,900	151,797
Banco Bradesco SA	457,708	6,368,590
Banco do Estado do Rio Grande do Sul SA Class B	39,800	188,438
Bradespar SA	59,700	495,049
Braskem SA Class A	39,800	259,768
Centrais Eletricas Brasileiras SA Class B	39,882	172,113
Companhia Brasileira de Distribuicao	19,956	905,696
Companhia Energetica de Minas Gerais	163,432	1,135,183
Companhia Energetica de Sao Paulo Class B	39,800	476,951
Companhia Paranaense de Energia Class B	19,900	285,940

Security	Shares	Value

Gerdau SA	199,000	$1,182,617
Itau Unibanco Holding SA	577,170	8,980,287
Itausa — Investimentos Itau SA	736,286	2,803,272
Lojas Americanas SA	124,788	739,362
Metalurgica Gerdau SA	59,700	434,100
Oi SA	616,999	533,639
Petroleo Brasileiro SA	975,114	7,255,591
Suzano Papel e Celulose SA Class A	59,700	214,787
Telefonica Brasil SA	79,664	1,589,338
Usinas Siderurgicas de Minas Gerais SA Class A	79,600	279,995
Vale SA Class A	437,800	5,004,432

		39,456,945
RUSSIA — 0.68%
AK Transneft OAO	398	912,269
Sberbank of Russia	218,930	432,763
Surgutneftegas OJSC	1,611,900	1,200,517

		2,545,549

TOTAL PREFERRED STOCKS
(Cost: $46,259,156)		42,002,494

RIGHTS — 0.00%

BRAZIL — 0.00%
CETIP SA — Mercados Organizados[a]	30	54

		54
CHINA — 0.00%
China Merchants Bank Co. Ltd. Class Ha,b,d	84,800	—
Uni-President China Holdings Ltd.[a]	42,400	7,984

		7,984

TOTAL RIGHTS
(Cost: $0)		8,038

SHORT-TERM INVESTMENTS — 3.32%

MONEY MARKET FUNDS — 3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	11,727,697	11,727,697

33

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	682,489	$682,489

		12,410,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,410,186)		12,410,186

TOTAL INVESTMENTS IN SECURITIES —102.86%
(Cost: $390,941,113)		384,706,491
Other Assets, Less Liabilities — (2.86)%		(10,709,297)

NET ASSETS — 100.00%		$373,997,194

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

34

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 0.61%
Bombardier Inc. Class B	3,476,520	$11,814,117
CAE Inc.	629,640	8,523,928

		20,338,045
AUTO COMPONENTS — 1.64%
Magna International Inc. Class A	531,360	54,288,418

		54,288,418
CAPITAL MARKETS — 0.71%
CI Financial Corp.	376,920	12,065,883
IGM Financial Inc.	243,000	11,475,839

		23,541,722
CHEMICALS — 3.58%
Agrium Inc.	346,680	31,084,187
Methanex Corp.	231,120	13,239,088
Potash Corp. of Saskatchewan Inc.	2,048,760	74,244,791

		118,568,066
COMMERCIAL BANKS — 26.30%
Bank of Montreal	1,549,800	108,872,076
Bank of Nova Scotia	2,919,240	187,195,912
Canadian Imperial Bank of Commerce	956,880	84,298,145
National Bank of Canada	783,000	32,809,780
Royal Bank of Canada	3,465,720	238,229,351
Toronto-Dominion Bank (The)	4,425,840	219,121,572

		870,526,836
COMPUTERS & PERIPHERALS — 0.28%
BlackBerry Ltd.[a,b]	1,199,880	9,138,470

		9,138,470
CONSTRUCTION & ENGINEERING — 0.53%
SNC-Lavalin Group Inc.	365,040	17,609,058

		17,609,058
DIVERSIFIED FINANCIAL SERVICES — 0.40%
Onex Corp.	213,840	13,283,150

		13,283,150
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.56%
BCE Inc.	616,680	28,305,320
Bell Aliant Inc.	181,440	4,772,230
TELUS Corp. NVS	494,640	18,654,057

		51,731,607

Security	Shares	Value

ELECTRIC UTILITIES — 0.46%
Fortis Inc.	511,920	$15,340,864

		15,340,864
FOOD & STAPLES RETAILING — 2.41%
Alimentation Couche-Tard Inc. Class B	1,005,480	27,260,976
Empire Co. Ltd. Class A	132,840	8,011,872
George Weston Ltd.	123,120	8,957,480
Loblaw Companies Ltd.	530,280	22,317,812
Metro Inc. Class A	213,840	13,188,622

		79,736,762
FOOD PRODUCTS — 0.50%
Saputo Inc.	303,480	16,386,271

		16,386,271
HEALTH CARE PROVIDERS & SERVICES — 0.66%
Catamaran Corp.[a]	495,720	21,808,302

		21,808,302
HOTELS, RESTAURANTS & LEISURE — 0.54%
Tim Hortons Inc.	331,560	17,929,920

		17,929,920
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.23%
TransAlta Corp.	648,000	7,757,978

		7,757,978
INSURANCE — 7.39%
Fairfax Financial Holdings Ltd.	50,138	22,547,209
Great-West Lifeco Inc.	721,440	19,300,854
Industrial Alliance Insurance and Financial Services Inc.	238,680	9,150,664
Intact Financial Corp.	316,440	20,865,777
Manulife Financial Corp.	4,440,960	81,183,456
Power Corp. of Canada	889,920	23,914,781
Power Financial Corp.	599,400	18,023,125
Sun Life Financial Inc.[b]	1,464,480	49,497,091

		244,482,957
IT SERVICES — 0.54%
CGI Group Inc. Class Aa,b	530,280	18,020,290

		18,020,290
MEDIA — 1.63%
Shaw Communications Inc. Class B	935,280	23,247,417
Thomson Reuters Corp.	887,760	30,732,512

		53,979,929
METALS & MINING — 7.41%
Agnico-Eagle Mines Ltd.	416,880	12,665,535
Barrick Gold Corp.	2,798,280	45,355,922
Eldorado Gold Corp.	1,724,760	9,879,824

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2014

Security	Shares	Value

First Quantum Minerals Ltd.	1,419,120	$29,889,280
Franco-Nevada Corp.	353,160	16,362,738
Goldcorp Inc.	1,950,480	45,840,816
Kinross Gold Corp.[a]	2,750,760	10,335,775
New Gold Inc.[a,b]	1,211,760	6,483,700
Silver Wheaton Corp.	858,600	17,806,946
Teck Resources Ltd. Class B	1,361,880	30,314,168
Turquoise Hill Resources Ltd.[a,b]	1,938,600	6,891,372
Yamana Gold Inc.	1,811,160	13,493,838

		245,319,914
MULTI-UTILITIES — 0.58%
ATCO Ltd. Class I NVS	183,600	8,746,722
Canadian Utilities Ltd. Class A	289,440	10,462,329

		19,209,051
MULTILINE RETAIL — 0.94%
Canadian Tire Corp. Ltd. Class A NVS	184,680	17,788,535
Dollarama Inc.	159,840	13,464,627

		31,253,162
OIL, GAS & CONSUMABLE FUELS — 27.45%
AltaGas Ltd.	293,760	13,037,063
ARC Resources Ltd.	754,920	21,726,067
Athabasca Oil Corp.[a,b]	772,200	5,369,167
Baytex Energy Corp.[b]	300,240	12,522,788
Cameco Corp.	950,400	18,975,615
Canadian Natural Resources Ltd.	2,609,280	106,043,677
Canadian Oil Sands Ltd.	1,166,400	24,502,080
Cenovus Energy Inc.	1,816,560	53,985,717
Crescent Point Energy Corp.[b]	987,120	40,408,421
Enbridge Inc.	1,998,000	94,816,908
Encana Corp.	1,780,920	41,412,930
Enerplus Corp.	487,080	11,070,714
Husky Energy Inc.	828,360	27,898,075
Imperial Oil Ltd.	712,800	35,047,559
Inter Pipeline Ltd.	739,800	21,645,205
Keyera Corp.	190,080	12,854,054
MEG Energy Corp.[a]	373,680	13,022,104
Pacific Rubiales Energy Corp.	760,320	14,837,391
Pembina Pipeline Corp.	768,960	30,316,506
Pengrowth Energy Corp.	1,251,720	7,896,378
Penn West Petroleum Ltd.	1,175,040	10,897,134
Peyto Exploration & Development Corp.	351,000	12,438,624
Suncor Energy Inc.	3,553,200	136,552,043
Talisman Energy Inc.	2,492,640	25,710,336
Tourmaline Oil Corp.[a]	405,871	20,184,219
TransCanada Corp.	1,698,840	78,977,246
Vermilion Energy Inc.	245,160	16,531,395

		908,679,416
PHARMACEUTICALS — 3.03%
Valeant Pharmaceuticals International Inc.[a]	764,640	100,233,787

		100,233,787
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.48%
H&R Real Estate Investment Trust	317,520	6,824,991

Security	Shares	Value

RioCan Real Estate Investment Trust	356,400	$8,970,311

		15,795,302
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.84%
Brookfield Asset Management Inc. Class A	1,326,240	56,916,502
First Capital Realty Inc.	225,720	3,878,929

		60,795,431
ROAD & RAIL — 5.77%
Canadian National Railway Co.	1,993,680	120,738,957
Canadian Pacific Railway Ltd.	421,200	70,395,889

		191,134,846
SOFTWARE — 0.40%
Open Text Corp.	284,040	13,233,489

		13,233,489
TEXTILES, APPAREL & LUXURY GOODS — 0.46%
Gildan Activewear Inc.	278,640	15,147,690

		15,147,690
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Finning International Inc.	413,640	11,108,111

		11,108,111
WIRELESS TELECOMMUNICATION SERVICES — 1.06%
Rogers Communications Inc. Class B	870,480	35,128,640

		35,128,640

TOTAL COMMON STOCKS
(Cost: $3,448,574,976)		3,301,507,484

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	95,365,996	95,365,996
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	5,549,786	5,549,786

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,197,982	$3,197,982

		104,113,764

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,113,764)		104,113,764

TOTAL INVESTMENTS IN SECURITIES — 102.87%
(Cost: $3,552,688,740)		3,405,621,248
Other Assets, Less Liabilities — (2.87)%		(95,055,596)

NET ASSETS — 100.00%		$3,310,565,652

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
52	S&P/TSX 60 Index (Jun. 2014)	Montreal	$8,002,210	$235,559

See accompanying notes to schedules of investments.

37

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 93.52%

AIRLINES — 5.99%
LATAM Airlines Group SA	1,370,284	$19,784,480

		19,784,480
BEVERAGES — 4.53%
Compania Cervecerias Unidas SA	809,216	9,553,167
Vina Concha y Toro SA	2,643,525	5,422,935

		14,976,102
COMMERCIAL BANKS — 14.74%
Banco de Chile	112,242,254	14,943,495
Banco de Credito e Inversiones	175,503	10,079,620
Banco Santander (Chile) SA	235,911,795	14,691,498
CorpBanca SA	754,196,501	8,985,635

		48,700,248
CONSTRUCTION & ENGINEERING — 1.11%
Besalco SA	1,976,037	1,667,799
SalfaCorp SA	2,271,690	1,993,079

		3,660,878
DIVERSIFIED FINANCIAL SERVICES — 0.74%
Inversiones la Construccion SA	194,207	2,442,657

		2,442,657
ELECTRIC UTILITIES — 9.38%
E.CL SA	2,739,886	3,568,357
Enersis SA	84,646,121	27,406,206

		30,974,563
FOOD & STAPLES RETAILING — 5.42%
Cencosud SA	5,081,343	17,919,449

		17,919,449
FOOD PRODUCTS — 1.08%
Empresas Aquachile SAa	2,937,896	2,079,148
Multiexport Foods SAa	6,480,763	1,479,210

		3,558,358
HEALTH CARE PROVIDERS & SERVICES — 0.34%
Cruz Blanca Salud SA	1,285,653	1,126,247

		1,126,247
HOTELS, RESTAURANTS & LEISURE — 0.20%
Enjoy SA	5,114,877	659,158

		659,158

Security	Shares	Value

HOUSEHOLD DURABLES — 0.22%
Socovesa SA	3,957,590	$739,884

		739,884
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 11.48%
AES Gener SA	13,794,408	7,241,977
Colbun SA	42,150,427	10,432,410
Empresa Nacional de Electricidad SA	13,793,262	20,239,498

		37,913,885
IT SERVICES — 1.94%
Sonda SA	2,687,690	6,397,984

		6,397,984
MARINE — 0.83%
Compania SudAmericana de Vapores SAa	58,830,794	2,750,719

		2,750,719
METALS & MINING — 1.77%
CAP SA	406,742	5,847,313

		5,847,313
MULTILINE RETAIL — 12.66%
Empresas Hites SA	1,681,395	954,715
Empresas la Polar SAa	4,195,715	398,903
Ripley Corp. SA	4,161,990	2,926,930
S.A.C.I. Falabella SA	4,022,391	37,546,648

		41,827,196
OIL, GAS & CONSUMABLE FUELS — 7.87%
Empresas Copec SA	1,956,229	25,999,730

		25,999,730
PAPER & FOREST PRODUCTS — 4.10%
Empresas CMPC SA	5,720,451	12,466,958
Masisa SA	23,178,625	1,085,433

		13,552,391
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.74%
Parque Arauco SA	3,134,119	5,755,802

		5,755,802
TEXTILES, APPAREL & LUXURY GOODS — 0.56%
Forus SA	446,856	1,845,205

		1,845,205
TRANSPORTATION INFRASTRUCTURE — 0.86%
Sociedad Matriz SAAM SA	33,190,938	2,830,875

		2,830,875

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2014

Security	Shares	Value

WATER UTILITIES — 3.54%
Aguas Andinas SA Series A	12,786,436	$8,267,064
Inversiones Aguas Metropolitanas SA	2,088,835	3,431,105

		11,698,169
WIRELESS TELECOMMUNICATION SERVICES — 2.42%
Empresa Nacional de Telecomunicaciones SA	635,585	7,982,940

		7,982,940

TOTAL COMMON STOCKS
(Cost: $250,186,943)		308,944,233

PREFERRED STOCKS — 6.68%

BEVERAGES — 2.46%
Coca-Cola Embonor SA	1,119,255	2,171,104
Embotelladora Andina SA Class B	1,418,655	5,952,562

		8,123,666
CHEMICALS — 4.22%
Sociedad Quimica y Minera de Chile SA Series B	461,686	13,931,698

		13,931,698

TOTAL PREFERRED STOCKS
(Cost: $20,643,017)		22,055,364

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	858,062	858,062

		858,062

TOTAL SHORT-TERM INVESTMENTS
(Cost: $858,062)		858,062

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $271,688,022)		331,857,659
Other Assets, Less Liabilities — (0.46)%		(1,515,874)

NET ASSETS — 100.00%		$330,341,785

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 78.11%

COMMERCIAL BANKS — 6.94%
Banco de Bogota SA	15,624	$571,685
Bancolombia SA	68,112	916,682
Grupo Aval Acciones y Valores SA	249,915	169,488

		1,657,855
CONSTRUCTION MATERIALS — 9.32%
Cementos Argos SA	42,588	241,806
Cemex Latam Holdings SAa	127,890	1,172,569
Grupo Argos SA	71,694	810,357

		2,224,732
DIVERSIFIED FINANCIAL SERVICES — 13.21%
Bolsa de Valores de Colombia	36,895,932	405,396
Corporacion Financiera Colombiana SA NVS	52,398	1,027,493
Grupo de Inversiones Suramericana SA	85,500	1,721,552

		3,154,441
ELECTRIC UTILITIES — 12.49%
Celsia SA ESP	289,890	899,167
Interconexion Electrica SA ESP	249,300	1,179,560
Isagen SA ESP	599,850	905,065

		2,983,792
FOOD & STAPLES RETAILING — 4.66%
Almacenes Exito SA	69,480	1,114,076

		1,114,076
FOOD PRODUCTS — 4.64%
Grupo Nutresa SA	77,580	1,106,916

		1,106,916
GAS UTILITIES — 3.31%
Empresa de Energia de Bogota SA	992,952	790,854

		790,854
OIL, GAS & CONSUMABLE FUELS — 23.54%
Canacol Energy Ltd.[a]	138,052	916,660
Ecopetrol SA	1,978,177	3,567,093
Pacific Rubiales Energy Corp.	58,272	1,137,159

		5,620,912

TOTAL COMMON STOCKS
(Cost: $18,015,454)		18,653,578

Security	Shares	Value

PREFERRED STOCKS — 21.75%

AIRLINES — 3.60%
Avianca Holdings SA	437,976	$861,147

		861,147
COMMERCIAL BANKS — 15.60%
Banco Davivienda SA	73,170	1,132,468
Bancolombia SA	155,034	2,161,502
Grupo Aval Acciones y Valores SA	625,482	430,766

		3,724,736
CONSTRUCTION MATERIALS — 0.31%
Grupo Argos SA	6,768	73,723

		73,723
DIVERSIFIED FINANCIAL SERVICES — 2.24%
Grupo de Inversiones Suramericana SA	26,388	534,100

		534,100

TOTAL PREFERRED STOCKS
(Cost: $4,953,563)		5,193,706

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	27,827	27,827

		27,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,827)		27,827

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $22,996,844)		23,875,111
Other Assets, Less Liabilities — 0.02%		4,403

NET ASSETS — 100.00%		$23,879,514

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

40

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 93.45%

BRAZIL — 6.16%
ALL — America Latina Logistica SA	4,322,200	$15,608,132
AMBEV SA	44,835,515	317,019,802
Anhanguera Educacional Participacoes SA	3,443,700	24,717,938
Banco Bradesco SA	6,199,740	88,336,725
Banco do Brasil SA	7,861,074	79,800,564
Banco Santander (Brasil) SA Units	9,257,680	62,156,733
BB Seguridade Participacoes SA	6,318,000	80,275,964
BM&F Bovespa SA	17,891,300	87,580,069
BR Malls Participacoes SA	4,013,400	33,119,206
BR Properties SA	1,814,400	14,479,285
BRF SA	6,344,285	136,358,075
CCR SA	8,699,000	68,140,001
Centrais Eletricas Brasileiras SA	2,595,037	7,624,125
CETIP SA — Mercados Organizados	2,005,323	25,908,589
Cielo SA	6,939,424	123,842,599
Companhia de Saneamento Basico do Estado de Sao Paulo	3,329,024	32,324,800
Companhia de Saneamento de Minas Gerais SA	411,300	7,088,945
Companhia Siderurgica Nacional SA	6,926,628	26,526,263
Cosan SA Industria e Comercio	1,216,500	20,413,749
CPFL Energia SA	2,197,436	17,829,890
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,702,800	15,929,656
Duratex SA	3,286,956	13,510,948
EcoRodovias Infraestrutura e Logistica SA	1,853,900	12,000,904
EDP Energias do Brasil SA	2,609,800	10,925,312
Embraer SA	5,728,300	52,071,972
Estacio Participacoes SA	2,468,000	29,586,732
Fibria Celulose SAa	2,539,061	23,941,125
Hypermarcas SA	3,178,600	25,663,470
JBS SA	6,566,665	21,956,705
Klabin SA	4,431,700	22,602,549
Kroton Educacional SA	1,881,000	47,690,631
Localiza Rent A Car SA	1,256,889	19,892,361
Lojas Americanas SA	1,208,175	6,113,455
Lojas Renner SA	1,208,500	36,480,477
M Dias Branco SA	221,600	9,522,759
Multiplan Empreendimentos Imobiliarios SA	734,800	15,743,959
Natura Cosmeticos SA	1,708,200	29,403,536
Odontoprev SA	3,068,000	12,993,915
Petroleo Brasileiro SA	28,361,874	199,021,822
Porto Seguro SA	1,125,300	15,647,492
Qualicorp SAa	1,848,900	19,452,995
Raia Drogasil SA	1,818,200	15,401,262
Souza Cruz SA	3,729,100	38,154,676
Sul America SA Units	1,430,165	11,017,700
TIM Participacoes SA	8,317,576	45,091,159
Totvs SA	1,181,900	20,581,358
Tractebel Energia SA	1,568,100	23,209,879
Transmissora Alianca de Energia Eletrica SA	545,100	4,714,536
Ultrapar Participacoes SA	3,233,800	77,635,421
Vale SA	12,618,748	159,770,154
Via Varejo SAa	540,200	5,736,637
WEG SA	2,658,910	30,832,237

		2,341,449,248

Security	Shares	Value

CHILE — 1.45%
AES Gener SA	24,190,681	$12,699,954
Aguas Andinas SA Series A	23,479,545	15,180,689
Banco de Chile	224,155,733	29,843,219
Banco de Credito e Inversiones	323,927	18,604,019
Banco Santander (Chile) SA	662,403,152	41,251,411
CAP SA	724,194	10,410,995
Cencosud SA	11,277,154	39,769,090
Colbun SA	66,182,138	16,380,361
Compania Cervecerias Unidas SA	1,236,868	14,601,795
CorpBanca SA	1,425,814,216	16,987,412
Empresa Nacional de Electricidad SA	32,697,440	47,978,481
Empresa Nacional de Telecomunicaciones SA	1,156,293	14,523,027
Empresas CMPC SA	11,437,319	24,926,106
Empresas Copec SA	4,281,073	56,898,626
Enersis SA	196,966,125	63,772,493
LATAM Airlines Group SA	2,949,840	42,590,477
S.A.C.I. Falabella SA	8,373,125	78,158,184
Vina Concha y Toro SA	3,044,606	6,245,714

		550,822,053

CHINA — 18.38%
AAC Technologies Holdings Inc.[b]	6,581,500	38,837,297
Agile Property Holdings Ltd.	14,436,000	11,172,006
Agricultural Bank of China Ltd. Class H	205,769,000	91,830,947
Air China Ltd. Class H	17,886,000	10,219,978
Aluminum Corp. of China Ltd. Class Ha,b	35,780,000	12,783,599
Anhui Conch Cement Co. Ltd. Class Hb	12,007,500	43,210,552
Anta Sports Products Ltd.[b]	8,883,402	13,062,226
AviChina Industry & Technology Co. Ltd. Class H	18,988,000	10,261,864
Bank of China Ltd. Class H	735,102,000	349,870,227
Bank of Communications Co. Ltd. Class H	82,832,600	55,450,015
BBMG Corp. Class H	10,249,000	6,913,790
Beijing Capital International Airport Co. Ltd. Class H	22,424,000	15,387,134
Beijing Enterprises Holdings Ltd.[b]	5,752,000	49,151,613
Beijing Enterprises Water Group Ltd.[b]	29,930,000	19,147,911
Belle International Holdings Ltd.[b]	43,474,000	43,121,013
Biostime International Holdings Ltd.[b]	1,436,000	9,686,997
Brilliance China Automotive Holdings Ltd.	27,940,000	46,344,733
BYD Co. Ltd. Class Ha,b	4,810,500	23,577,993
China Agri-Industries Holdings Ltd.	26,915,600	11,109,309
China BlueChemical Ltd. Class H	12,400,000	6,637,473
China Cinda Asset Management Co. Ltd.[a,b]	34,613,000	16,518,628
China CITIC Bank Corp. Ltd. Class H	78,005,800	45,377,070
China Coal Energy Co. Class Hb	37,837,000	21,571,085
China Communications Construction Co. Ltd. Class H	43,435,000	29,020,347
China Communications Services Corp. Ltd. Class H	18,052,000	8,568,527
China Construction Bank Corp. Class H	686,393,760	503,754,119
China COSCO Holdings Co. Ltd. Class Ha,b	25,354,500	9,876,317
China Everbright Bank Co. Ltd.[a]	8,459,000	3,742,365
China Everbright International Ltd.[b]	23,644,000	30,100,321
China Everbright Ltd.	13,200,000	18,694,303
China Gas Holdings Ltd.	21,906,000	35,431,834
China Huishan Dairy Holdings Co. Ltd.[a]	25,557,000	6,065,418
China International Marine Containers (Group) Co. Ltd. Class H	2,096,600	3,726,472
China Life Insurance Co. Ltd. Class H	70,898,000	194,781,006
China Longyuan Power Group Corp. Ltd. Class H	24,444,000	27,177,691
China Mengniu Dairy Co. Ltd.	13,843,000	67,938,804
China Merchants Bank Co. Ltd. Class H	43,250,967	79,663,071
China Merchants Holdings (International) Co. Ltd.[b]	11,796,000	34,842,015
China Minsheng Banking Corp. Ltd. Class Hb	49,038,200	50,347,812

41

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

China Mobile Ltd.	57,312,500	$560,709,553
China National Building Material Co. Ltd. Class H	25,008,000	22,611,532
China Oilfield Services Ltd. Class H	16,466,000	40,607,758
China Overseas Land & Investment Ltd.[b]	39,120,960	101,928,091
China Pacific Insurance (Group) Co. Ltd. Class H	25,543,600	85,332,582
China Petroleum & Chemical Corp. Class H	243,608,800	220,892,675
China Railway Construction Corp. Ltd. Class H	18,546,500	15,692,741
China Railway Group Ltd. Class H	35,840,000	16,688,151
China Resources Cement Holdings Ltd.[b]	21,460,000	13,535,416
China Resources Enterprise Ltd.[b]	12,402,000	34,792,369
China Resources Gas Group Ltd.[b]	8,694,000	26,632,766
China Resources Land Ltd.[b]	19,984,000	40,468,312
China Resources Power Holdings Co. Ltd.[b]	19,722,999	51,769,072
China Shenhua Energy Co. Ltd. Class H	31,498,500	86,333,992
China Shipping Container Lines Co. Ltd. Class Ha,b	38,637,000	9,319,187
China State Construction International Holdings Ltd.	16,434,000	28,446,498
China Taiping Insurance Holdings Co. Ltd.[a]	7,342,400	12,804,061
China Telecom Corp. Ltd. Class H	129,824,000	65,305,929
China Unicom (Hong Kong) Ltd.	45,958,000	68,762,574
China Vanke Co. Ltd. Class B	10,758,689	16,929,815
Chongqing Changan Automobile Co. Ltd.	5,944,442	10,657,588
Chongqing Rural Commercial Bank Co. Ltd. Class H	23,796,000	10,988,034
CITIC 21CN Co. Ltd.[a]	16,168,000	12,908,624
CITIC Pacific Ltd.[b]	13,020,000	22,738,545
CITIC Securities Co. Ltd. Class H	10,425,500	22,483,617
CNOOC Ltd.	170,145,000	291,879,672
COSCO Pacific Ltd.	14,966,000	19,766,907
Country Garden Holdings Co. Ltd.[b]	43,336,381	18,222,303
CSPC Pharmaceutical Group Ltd.[b]	9,716,000	7,657,054
CSR Corp Ltd. Class H	17,958,000	13,295,445
Datang International Power Generation Co. Ltd. Class H	26,760,000	10,389,284
Dongfeng Motor Group Co. Ltd. Class H	28,166,000	43,231,983
ENN Energy Holdings Ltd.[b]	7,914,000	55,989,385
Evergrande Real Estate Group Ltd.[b]	62,964,388	27,856,216
Far East Horizon Ltd.	12,606,000	8,568,818
Fosun International Ltd.[b]	14,638,000	17,275,708
Franshion Properties (China) Ltd.[b]	25,304,000	7,571,993
GCL-Poly Energy Holdings Ltd.[a,b]	94,491,000	29,372,472
Geely Automobile Holdings Ltd.[b]	44,795,000	16,755,622
Golden Eagle Retail Group Ltd.[b]	6,149,000	7,510,822
GOME Electrical Appliances Holdings Ltd.[b]	96,396,200	16,163,533
Great Wall Motor Co. Ltd. Class H	9,952,000	40,819,765
Guangdong Investment Ltd.[b]	28,190,110	31,270,026
Guangzhou Automobile Group Co. Ltd. Class H	22,148,742	23,340,177
Guangzhou R&F Properties Co. Ltd. Class H	9,497,600	13,058,825
Haier Electronics Group Co. Ltd.[b]	9,356,000	21,890,744
Haitian International Holdings Ltd.[b]	2,263,000	4,962,111
Haitong Securities Co. Ltd. Class H	10,270,000	15,339,529
Hanergy Solar Group Ltd.[a,b]	110,474,000	16,101,693
Hengan International Group Co. Ltd.	7,148,000	75,832,167
Huaneng Power International Inc. Class H	32,312,000	34,133,495
Industrial and Commercial Bank of China Ltd. Class H	700,611,085	455,449,844
Inner Mongolia Yitai Coal Co. Ltd. Class B	10,171,804	12,938,535
Intime Retail Group Co. Ltd.[b]	9,880,000	9,595,883
Jiangsu Expressway Co. Ltd. Class H	10,248,000	12,306,139
Jiangxi Copper Co. Ltd. Class H	14,396,000	23,841,846
Kingboard Chemical Holdings Co. Ltd.	5,974,600	11,204,855
Kingsoft Corp. Ltd.	4,723,000	14,285,446
Kunlun Energy Co. Ltd.	31,496,000	51,349,414
Lee & Man Paper Manufacturing Ltd.[b]	13,948,000	6,944,361
Lenovo Group Ltd.[b]	61,852,000	76,587,518
Longfor Properties Co. Ltd.[b]	15,065,000	19,062,118
New China Life Insurance Co. Ltd. Class H	5,536,000	17,315,731

Security	Shares	Value

New World China Land Ltd.[b]	10,774,000	$8,963,337
Nine Dragons Paper (Holdings) Ltd.[b]	15,791,000	10,265,336
People’s Insurance Co. Group of China Ltd. Class H	42,503,000	17,104,374
PetroChina Co. Ltd. Class H	200,310,000	238,988,708
PICC Property and Casualty Co. Ltd. Class H	31,613,200	46,565,855
Ping An Insurance (Group) Co. of China Ltd. Class H	18,313,500	141,609,881
Poly Property Group Co. Ltd.[b]	20,787,458	9,464,749
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,020,000	15,579,979
Shanghai Electric Group Co. Ltd. Class H	20,474,000	7,394,244
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	1,904,000	7,072,817
Shanghai Industrial Holdings Ltd.	6,535,000	20,187,574
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,394,300	12,024,957
Shenzhou International Group Holdings Ltd.[b]	4,076,000	14,221,142
Shimao Property Holdings Ltd.[b]	14,249,500	28,708,710
Shui On Land Ltd.	54,256,600	14,136,339
Sihuan Pharmaceutical Holdings Group Ltd.[b]	22,259,000	26,528,374
Sino Biopharmaceutical Ltd.[b]	29,488,000	24,037,839
Sino-Ocean Land Holdings Ltd.	39,057,500	20,554,060
Sinopec Engineering Group Co. Ltd.	7,205,000	8,308,154
Sinopec Shanghai Petrochemical Co. Ltd. Class H	41,587,000	10,245,283
Sinopharm Group Co. Ltd. Class H	9,100,400	24,708,456
SOHO China Ltd.[b]	26,092,000	20,495,460
Sun Art Retail Group Ltd.[b]	21,826,000	25,646,349
Tencent Holdings Ltd.[b]	48,918,700	689,648,961
Tingyi (Cayman Islands) Holding Corp.[b]	19,766,000	56,343,534
Tsingtao Brewery Co. Ltd. Class H	3,954,000	31,109,965
Uni-President China Holdings Ltd.[b]	8,008,000	6,218,041
Want Want China Holdings Ltd.[b]	58,827,000	82,098,832
Weichai Power Co. Ltd. Class H	4,178,200	15,601,660
Yantai Changyu Pioneer Wine Co. Ltd. Class B	654,600	1,365,272
Yanzhou Coal Mining Co. Ltd. Class Hb	18,182,800	14,329,630
Yingde Gases Group Co. Ltd.[b]	9,537,500	10,431,900
Yuexiu Property Co. Ltd.[b]	51,022,000	10,134,707
Zhejiang Expressway Co. Ltd. Class H	22,148,000	21,939,602
Zhongsheng Group Holdings Ltd.[b]	5,994,500	7,515,403
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,996,000	14,692,317
Zijin Mining Group Co. Ltd. Class Hb	62,486,000	14,426,759
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	10,777,040	7,172,693
ZTE Corp. Class Ha	6,245,000	12,050,278

		6,981,342,334

COLOMBIA — 0.72%
Almacenes Exito SA	1,898,129	30,435,525
Bancolombia SA SP ADR	115,656	6,445,509
Cementos Argos SA	3,896,664	22,124,423
Cemex Latam Holdings SAa	1,185,649	10,870,709
Corporacion Financiera Colombiana SA NVS	838,610	16,444,630
Ecopetrol SA	48,514,620	87,482,662
Grupo Argos SA	2,570,867	29,058,508
Grupo de Inversiones Suramericana SA	2,267,813	45,662,665
Interconexion Electrica SA ESP	3,158,429	14,944,069
Isagen SA ESP	7,738,994	11,676,741

		275,145,441

CZECH REPUBLIC — 0.25%
CEZ AS	1,653,491	48,409,948
Komercni Banka AS	168,200	38,778,050
Telefonica Czech Republic AS	634,727	9,200,243

		96,388,241

42

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

EGYPT — 0.17%
Global Telecom Holding SP GDR[a]	17,440,756	$64,007,574

		64,007,574
GREECE — 0.75%
Alpha Bank AEa,b	38,301,852	36,062,723
Eurobank Ergasias SAa	34,682,728	19,403,798
Folli Follie Group[a]	308,930	12,140,658
Hellenic Telecommunications Organization SAa	2,370,073	33,990,229
Jumbo SAa	1,031,782	15,402,631
National Bank of Greece SAa	13,828,555	49,438,780
OPAP SA	2,117,286	35,998,733
Piraeus Bank SAa,b	20,519,550	50,399,936
Public Power Corp. SA	1,162,520	17,449,491
Titan Cement Co. SAa	440,350	13,345,542

		283,632,521
HUNGARY — 0.25%
MOL Hungarian Oil and Gas PLC	454,387	26,217,787
OTP Bank PLC	2,153,196	47,085,198
Richter Gedeon Nyrt	1,052,475	19,771,254

		93,074,239
INDIA — 6.74%
ACC Ltd.	427,994	9,684,007
Adani Enterprises Ltd.	1,267,899	10,275,797
Adani Ports and Special Economic Zone Ltd.	3,849,832	14,822,081
Aditya Birla Nuvo Ltd.	293,989	6,483,281
Ambuja Cements Ltd.	6,452,225	23,760,436
Apollo Hospitals Enterprise Ltd.	689,520	10,591,933
Asian Paints Ltd.	2,799,139	24,045,405
Aurobindo Pharma Ltd.	750,506	8,507,174
Bajaj Auto Ltd.	772,441	25,411,858
Bharat Heavy Electricals Ltd.	5,511,571	22,591,005
Bharat Petroleum Corp. Ltd.	1,719,560	15,187,652
Bharti Airtel Ltd.	5,755,802	33,517,879
Cairn India Ltd.	4,520,194	25,829,134
Cipla Ltd.	3,387,348	22,044,418
Coal India Ltd.	4,962,002	31,145,821
Dabur India Ltd.	3,327,932	10,613,450
Divi’s Laboratories Ltd.	409,055	8,827,669
DLF Ltd.	4,042,102	14,372,070
Dr. Reddy’s Laboratories Ltd.	1,047,326	43,613,179
GAIL (India) Ltd.	3,335,205	21,324,089
GlaxoSmithKline Consumer Healthcare Ltd.[a]	56,841	4,246,049
Godrej Consumer Products Ltd.	1,099,341	14,500,362
HCL Technologies Ltd.	2,322,089	55,745,462
HDFC Bank Ltd.	4,200,909	56,359,293
Hero Motocorp Ltd.	728,640	28,926,724
Hindalco Industries Ltd.	10,372,128	25,978,591
Hindustan Unilever Ltd.	6,373,287	65,075,693
Housing Development Finance Corp. Ltd.	14,325,704	212,570,270
ICICI Bank Ltd.	2,158,187	51,792,470
Idea Cellular Ltd.	6,750,970	15,749,217
Infosys Ltd.	4,411,744	219,459,812
ITC Ltd.	21,312,049	123,259,312
Jaiprakash Associates Ltd.	9,236,992	11,419,229
Jindal Steel & Power Ltd.	3,414,644	17,206,130
JSW Steel Ltd.	835,856	17,135,826

Security	Shares	Value

Kotak Mahindra Bank Ltd.	2,952,207	$43,398,792
Larsen & Toubro Ltd.	3,105,147	81,215,175
LIC Housing Finance Ltd.	3,103,966	16,722,755
Mahindra & Mahindra Financial Services Ltd.	2,298,400	11,779,835
Mahindra & Mahindra Ltd.	2,953,966	61,763,835
Nestle India Ltd.	123,697	10,385,189
NTPC Ltd.	12,628,607	34,301,767
Oil & Natural Gas Corp. Ltd.	7,403,616	47,379,885
Oil India Ltd.	738,457	7,124,004
Piramal Enterprises Ltd.	410,041	4,691,288
Power Finance Corp. Ltd.	2,371,988	11,719,443
Power Grid Corp. of India Ltd.	10,259,496	21,182,239
Ranbaxy Laboratories Ltd.[a]	1,267,040	9,592,323
Reliance Capital Ltd.	942,378	8,442,169
Reliance Communications Ltd.	4,651,646	10,749,404
Reliance Industries Ltd.	12,450,145	224,330,164
Reliance Infrastructure Ltd.	858,434	10,035,644
Reliance Power Ltd.[a]	4,841,600	7,755,245
Rural Electrification Corp. Ltd.	2,809,741	15,201,797
Sesa Sterlite Ltd.	10,532,667	49,989,617
Shriram Transport Finance Co. Ltd.	1,302,366	20,876,647
Siemens Ltd.	579,646	8,510,761
State Bank of India	1,376,794	59,234,296
Sun Pharmaceuticals Industries Ltd.	6,242,518	64,511,654
Tata Consultancy Services Ltd.	4,583,076	166,085,121
Tata Motors Ltd.	7,500,500	52,683,745
Tata Power Co. Ltd.	9,986,038	17,541,898
Tata Steel Ltd.	2,840,908	22,841,689
Tech Mahindra Ltd.	728,667	23,713,431
Ultratech Cement Ltd.	508,459	20,498,410
United Breweries Ltd.	634,484	8,104,194
United Spirits Ltd.	819,110	39,064,713
Wipro Ltd.	5,928,166	50,784,187
Yes Bank Ltd.	1,601,968	15,436,801

		2,559,720,895
INDONESIA — 2.55%
PT Adaro Energy Tbk	122,970,300	12,902,665
PT Astra Agro Lestari Tbk	4,084,000	9,558,484
PT Astra International Tbk	195,885,400	118,705,713
PT Bank Central Asia Tbk	124,698,300	115,085,583
PT Bank Danamon Indonesia Tbk	37,055,416	13,203,472
PT Bank Mandiri (Persero) Tbk	93,079,600	81,120,765
PT Bank Negara Indonesia (Persero) Tbk	73,510,376	30,065,272
PT Bank Rakyat Indonesia (Persero) Tbk	110,570,222	96,600,965
PT Bukit Asam (Persero) Tbk	6,156,700	5,642,543
PT Bumi Serpong Damai Tbk	62,553,400	8,626,208
PT Charoen Pokphand Indonesia Tbk	77,073,345	24,920,932
PT Global Mediacom Tbk	54,466,200	9,563,658
PT Gudang Garam Tbk	5,222,469	23,283,042
PT Indo Tambangraya Megah Tbk	3,560,200	8,736,594
PT Indocement Tunggal Prakarsa Tbk	12,614,900	24,473,446
PT Indofood CBP Sukses Makmur Tbk	6,964,700	6,084,791
PT Indofood Sukses Makmur Tbk	46,754,800	27,332,035
PT Jasa Marga (Persero) Tbk	17,096,700	8,603,264
PT Kalbe Farma Tbk	212,006,215	27,964,845
PT Lippo Karawaci Tbk	182,159,500	16,148,615
PT Matahari Department Store Tbk[a]	12,853,500	15,991,185
PT Media Nusantara Citra Tbk	34,743,943	8,421,872
PT Perusahaan Gas Negara (Persero) Tbk	113,281,400	52,638,252
PT Semen Gresik (Persero) Tbk	27,034,500	34,097,046
PT Surya Citra Media Tbk	16,597,600	4,506,586

43

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

PT Telekomunikasi Indonesia (Persero) Tbk	454,645,600	$100,275,154
PT Tower Bersama Infrastructure Tbk	7,518,032	4,942,261
PT Unilever Indonesia Tbk	13,821,400	34,479,510
PT United Tractors Tbk	19,306,353	35,842,844
PT XL Axiata Tbk	19,753,000	9,263,184

		969,080,786
MALAYSIA — 3.92%
AirAsia Bhd	11,782,400	9,167,756
Alliance Financial Group Bhd	8,629,900	13,134,208
AMMB Holdings Bhd	21,198,975	48,428,408
Astro Malaysia Holdings Bhd	7,587,400	8,028,995
Axiata Group Bhd	24,189,400	52,173,216
Berjaya Sports Toto Bhd	10,789,963	12,828,403
British American Tobacco (Malaysia) Bhd	1,410,600	27,614,921
Bumi Armada Bhd	9,166,500	10,042,353
CIMB Group Holdings Bhd	44,587,800	101,859,462
Dialog Group Bhd	9,662,300	11,006,541
DiGi.Com Bhd	29,421,600	49,631,208
Felda Global Ventures Holdings Bhd	10,875,700	14,351,997
Gamuda Bhd	16,309,900	22,335,375
Genting Bhd	20,830,100	63,080,259
Genting Malaysia Bhd	34,167,300	43,280,707
Genting Plantations Bhd	3,855,100	13,486,251
Hong Leong Bank Bhd	4,003,400	17,294,489
Hong Leong Financial Group Bhd	816,500	3,913,508
IHH Healthcare Bhd[a]	20,734,400	26,522,995
IJM Corp. Bhd	14,618,720	30,438,605
IOI Corp. Bhd	32,268,820	49,513,004
IOI Properties Group Bhd[a]	18,309,859	14,132,726
Kuala Lumpur Kepong Bhd	5,433,000	40,447,358
Lafarge Malaysia Bhd	3,595,100	11,054,960
Malayan Banking Bhd	39,936,800	122,805,971
Malaysia Airports Holdings Bhd	5,129,800	12,070,118
Maxis Bhd	17,516,000	35,817,031
MISC Bhd	9,881,600	19,006,626
MMC Corp. Bhd	12,166,200	10,261,563
Petronas Chemicals Group Bhd	22,869,700	47,974,410
Petronas Dagangan Bhd	1,616,900	12,701,698
Petronas Gas Bhd	5,536,100	42,214,270
PPB Group Bhd	4,963,500	24,222,745
Public Bank Bhd	21,137,034	142,097,707
RHB Capital Bhd	4,051,200	10,591,372
Sapurakencana Petroleum Bhd[a]	33,418,600	43,372,413
Sime Darby Bhd	26,926,873	80,034,745
Telekom Malaysia Bhd	10,508,600	20,212,620
Tenaga Nasional Bhd	28,764,850	107,968,905
UEM Sunrise Bhd	10,743,400	6,854,644
UMW Holdings Bhd	6,824,800	22,940,504
YTL Corp. Bhd	42,294,662	21,456,676
YTL Power International Bhd[a]	29,972,643	14,086,116

		1,490,457,839
MEXICO — 5.02%
Alfa SAB de CV Series A	29,488,200	82,448,260
America Movil SAB de CV Series L	330,274,600	319,020,342
Arca Continental SAB de CV	4,123,836	26,825,684
Cemex SAB de CV CPO[a]	113,836,360	146,491,831
Coca-Cola FEMSA SAB de CV Series L	3,972,493	45,662,755
Compartamos SAB de CV	10,599,800	18,763,915
Controladora Comercial Mexicana SAB de CV BC Units	3,596,600	13,971,639

Security	Shares	Value

El Puerto de Liverpool SAB de CV Series C1[b]	2,010,700	$22,704,652
Fibra Uno Administracion SAB de CV	12,941,800	39,533,913
Fomento Economico Mexicano SAB de CV BD Units	19,028,300	180,457,220
Genomma Lab Internacional SAB de CV Series Ba,b	6,927,600	17,662,863
Gruma SAB de CV Series Ba	1,007,900	10,598,673
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,012,100	12,360,143
Grupo Aeroportuario del Sureste SAB de CV Series B	2,031,600	26,161,280
Grupo Bimbo SAB de CV Series A	13,732,700	39,698,212
Grupo Carso SAB de CV Series A1	3,968,541	20,578,991
Grupo Comercial Chedraui SAB de CV	969,700	3,300,529
Grupo Financiero Banorte SAB de CV Series O	23,832,556	172,199,639
Grupo Financiero Inbursa SAB de CV Series O	21,453,500	58,733,093
Grupo Financiero Santander Mexico SAB de CV Series Bb	17,776,200	47,229,147
Grupo Lala SAB de CV	2,731,100	6,869,931
Grupo Mexico SAB de CV Series B	36,966,088	121,625,999
Grupo Televisa SAB de CV CPO	25,517,700	172,219,936
Industrias Penoles SAB de CV	1,411,608	34,123,870
Kimberly-Clark de Mexico SAB de CV Series A	16,611,400	44,366,773
Mexichem SAB de CVb	9,644,592	38,290,570
Minera Frisco SAB de CV Series A1[a,b]	4,127,541	7,935,297
OHL Mexico SAB de CVa,b	5,372,500	14,900,301
Promotora y Operadora Infraestructura SAB de CVa	2,228,700	31,137,893
Wal-Mart de Mexico SAB de CV Series V	51,509,800	131,091,110

		1,906,964,461
PERU — 0.45%
Compania de Minas Buenaventura SA SP ADR	1,877,014	20,065,280
Credicorp Ltd.	666,780	104,184,375
Southern Copper Corp.	1,562,882	46,448,853

		170,698,508
PHILIPPINES — 0.96%
Aboitiz Equity Ventures Inc.	19,046,730	23,593,481
Aboitiz Power Corp.	6,570,464	5,405,935
Alliance Global Group Inc.	13,970,080	9,466,641
Ayala Corp.	2,239,456	31,630,301
Ayala Land Inc.	51,866,000	35,561,193
Bank of the Philippine Islands	11,397,042	22,010,057
BDO Unibank Inc.	10,995,916	22,215,495
DMCI Holdings Inc.	3,148,000	5,126,157
Energy Development Corp.	16,895,200	2,309,069
Globe Telecom Inc.	517,320	19,981,049
International Container Terminal Services Inc.	7,515,270	18,549,861
JG Summit Holdings Inc.	15,378,784	17,327,712
Jollibee Foods Corp.	5,863,179	23,999,437
Megaworld Corp.	38,750,000	4,162,381
Metro Pacific Investments Corp.	45,684,500	5,220,489
Metropolitan Bank & Trust Co.	1,623,778	3,098,742
Philippine Long Distance Telephone Co.	423,785	27,312,849
SM Investments Corp.	1,826,275	32,806,585
SM Prime Holdings Inc.	70,879,625	27,149,869
Universal Robina Corp.	8,083,550	27,527,116

		364,454,419
POLAND — 1.71%
Alior Bank SAa	381,388	10,507,898
Bank Handlowy w Warszawie SA	337,919	13,353,727
Bank Millennium SA	4,366,602	11,888,086
Bank Pekao SA	1,292,863	79,142,688
Bank Zachodni WBK SA	281,288	33,973,999

44

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Cyfrowy Polsat SA	2,068,398	$14,866,419
ENEA SA	1,309,375	6,913,507
Energa SA	815,713	5,084,915
Eurocash SA	665,166	9,548,467
Getin Noble Bank SAa	4,334,479	4,605,822
Grupa Azoty SA	190,475	5,003,402
Grupa Lotos SAa	656,758	8,062,369
Jastrzebska Spolka Weglowa SAb	404,005	6,258,125
KGHM Polska Miedz SA	1,324,418	50,655,066
mBank SA	151,128	24,736,656
Orange Polska SA	6,673,773	23,014,529
Polska Grupa Energetyczna SA	6,854,560	47,389,048
Polski Koncern Naftowy Orlen SA	3,095,503	43,087,588
Polskie Gornictwo Naftowe i Gazownictwo SA	17,598,529	27,004,970
Powszechna Kasa Oszczednosci Bank Polski SA	8,543,781	114,469,692
Powszechny Zaklad Ubezpieczen SA	547,970	80,722,637
Synthos SA	5,885,889	8,565,743
Tauron Polska Energia SA	10,910,805	19,227,040

		648,082,393
QATAR — 0.38%
Barwa Real Estate Co.	1,117,361	13,260,988
Commercial Bank of Qatar QSC (The)	407,659	8,041,186
Doha Bank QSC	282,160	4,883,539
Industries Qatar QSC	298,394	15,477,139
Masraf Al Rayan QSC	2,378,150	42,858,967
Ooredoo QSC	337,071	14,353,298
Qatar Electricity & Water Co. QSC	135,812	7,462,198
Qatar Islamic Bank SAQ	138,962	4,195,583
Qatar National Bank	440,457	22,022,850
Vodafone Qatar QSC[a]	1,793,040	10,236,091

		142,791,839
RUSSIA — 4.98%
Alrosa AO	11,091,900	13,269,898
Gazprom OAO	112,421,477	456,288,169
LUKOIL OAO	4,876,202	275,554,394
Magnit OJSC SP GDR[c]	2,505,490	145,819,518
MegaFon OAO SP GDR[c]	843,807	25,339,524
MMC Norilsk Nickel OJSC	521,235	100,117,436
Mobile TeleSystems OJSC SP ADR	4,941,365	91,365,839
Moscow Exchange MICEX-RTS OJSC	5,797,290	10,885,797
NovaTek OAO SP GDR[c]	877,106	101,744,296
Rosneft Oil Co. OJSC	11,349,867	74,180,392
Rostelecom OJSC	9,519,650	22,674,060
RusHydro OJSC	1,136,332,100	22,364,282
Sberbank of Russia	101,101,831	246,027,049
Severstal OAO	1,997,703	17,027,824
Sistema JSFC SP GDR[b,c]	1,322,305	37,884,038
Surgutneftegas OJSC	67,585,510	49,871,236
Tatneft OAO Class S	14,002,710	82,403,502
Uralkali OJSC	12,496,805	55,858,853
VTB Bank OJSC	47,414,162,000	65,199,021

		1,893,875,128
SOUTH AFRICA — 7.46%
African Bank Investments Ltd.[b]	13,657,997	10,839,936
African Rainbow Minerals Ltd.	761,176	13,369,800
Anglo American Platinum Ltd.[a,b]	630,408	26,863,258
AngloGold Ashanti Ltd.[a]	3,802,629	59,243,226

Security	Shares	Value

Aspen Pharmacare Holdings Ltd.	3,096,779	$79,923,013
Assore Ltd.[b]	214,243	6,882,496
Barclays Africa Group Ltd.	2,904,772	42,293,645
Barloworld Ltd.	2,100,232	19,990,776
Bidvest Group Ltd.	3,138,513	87,221,526
Coronation Fund Managers Ltd.	1,345,841	12,876,330
Discovery Ltd.	2,539,203	21,952,245
Exxaro Resources Ltd.[b]	1,453,586	19,017,650
FirstRand Ltd.	30,633,133	115,282,172
Foschini Group Ltd. (The)	2,100,255	22,421,903
Gold Fields Ltd.	7,275,943	25,539,273
Growthpoint Properties Ltd.	16,860,696	37,437,237
Harmony Gold Mining Co. Ltd.[a]	3,920,411	10,305,027
Impala Platinum Holdings Ltd.	5,104,009	53,413,964
Imperial Holdings Ltd.	1,804,125	34,174,180
Investec Ltd.	3,191,780	27,388,918
Kumba Iron Ore Ltd.	590,509	18,020,323
Liberty Holdings Ltd.	1,223,626	14,971,968
Life Healthcare Group Holdings Ltd.	8,528,058	33,479,703
Massmart Holdings Ltd.	637,471	8,218,535
Mediclinic International Ltd.	2,906,844	23,057,003
MMI Holdings Ltd.	8,605,742	20,791,196
Mr. Price Group Ltd.	2,128,238	34,270,991
MTN Group Ltd.	16,011,033	337,443,819
Nampak Ltd.	3,660,060	12,660,427
Naspers Ltd. Class N	3,762,407	414,759,714
Nedbank Group Ltd.	2,294,566	48,101,605
Netcare Ltd.	12,080,636	32,644,969
Northam Platinum Ltd.[a]	2,281,546	9,161,753
Pick n Pay Stores Ltd.[b]	3,695,291	20,271,510
PPC Ltd.	5,885,493	18,072,850
Rand Merchant Insurance Holdings Ltd.	4,414,795	13,102,040
Redefine Properties Ltd.	19,658,647	17,274,162
Remgro Ltd.	4,326,729	89,647,658
RMB Holdings Ltd.	5,128,471	25,187,474
Sanlam Ltd.	18,039,368	100,749,455
Sappi Ltd.[a,b]	3,519,221	12,269,683
Sasol Ltd.	5,272,981	296,567,348
Shoprite Holdings Ltd.	4,313,387	67,245,433
SPAR Group Ltd. (The)	1,776,776	21,152,595
Standard Bank Group Ltd.	11,990,200	160,473,540
Steinhoff International Holdings Ltd.	16,903,318	85,460,876
Tiger Brands Ltd.	1,670,902	47,362,287
Truworths International Ltd.	4,441,981	33,160,356
Vodacom Group Ltd.[b]	3,269,521	39,640,480
Woolworths Holdings Ltd.	7,457,098	52,801,221

		2,834,457,549
SOUTH KOREA — 14.94%
AmorePacific Corp.	33,260	47,239,502
AmorePacific Group	23,912	16,078,839
BS Financial Group Inc.	1,603,440	24,439,808
Celltrion Inc.[a,b]	638,030	30,425,563
Cheil Industries Inc.	505,111	32,875,290
Cheil Worldwide Inc.[a,b]	915,200	21,126,211
CJ CheilJedang Corp.	79,787	25,808,381
CJ Corp.	146,685	20,488,740
Coway Co. Ltd.	560,646	47,150,977
Daelim Industrial Co. Ltd.	274,346	21,674,463
Daewoo Engineering & Construction Co. Ltd.[a,b]	742,360	6,075,971
Daewoo International Corp.	387,516	12,230,950
Daewoo Securities Co. Ltd.[a]	1,471,060	12,530,397

45

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	957,400	$25,197,206
DGB Financial Group Inc.	1,409,590	21,554,209
Dongbu Insurance Co. Ltd.	414,024	23,416,178
Doosan Corp.	103,021	12,875,101
Doosan Heavy Industries & Construction Co. Ltd.[b]	424,535	13,961,134
Doosan Infracore Co. Ltd.[a]	1,120,580	13,455,308
E-Mart Co. Ltd.	203,825	46,750,686
GS Engineering & Construction Corp.[a,b]	329,905	10,719,811
GS Holdings Corp.	473,219	20,107,865
Halla Visteon Climate Control Corp.[b]	308,627	14,369,518
Hana Financial Group Inc.	2,624,328	95,306,168
Hankook Tire Co. Ltd.	702,386	41,652,963
Hanwha Chemical Corp.[b]	822,970	15,165,493
Hanwha Corp.	388,820	10,328,389
Hanwha Life Insurance Co. Ltd.	2,135,040	13,561,125
Hite Jinro Co. Ltd.[b]	107,230	2,270,308
Hotel Shilla Co. Ltd.	240,732	21,826,809
Hyosung Corp.	220,701	14,775,415
Hyundai Department Store Co. Ltd.	134,729	17,432,100
Hyundai Development Co. Engineering & Construction[b]	490,040	13,737,644
Hyundai Engineering & Construction Co. Ltd.	697,592	36,513,833
Hyundai Glovis Co. Ltd.	127,733	32,991,223
Hyundai Heavy Industries Co. Ltd.	398,176	72,204,038
Hyundai Marine & Fire Insurance Co. Ltd.	617,900	17,534,018
Hyundai Merchant Marine Co. Ltd.[a,b]	576,188	5,371,053
Hyundai Mipo Dockyard Co. Ltd.[b]	118,911	18,823,884
Hyundai Mobis Co. Ltd.	653,352	184,439,694
Hyundai Motor Co.	1,461,898	321,697,805
Hyundai Steel Co.	624,344	42,104,359
Hyundai Wia Corp.	147,506	26,025,368
Industrial Bank of Korea	1,754,380	24,075,005
Kangwon Land Inc.	849,690	25,360,773
KB Financial Group Inc.	3,636,075	123,851,800
KCC Corp.	39,853	22,891,451
Kia Motors Corp.	2,514,921	144,949,377
Korea Aerospace Industries Ltd.[b]	441,310	13,799,048
Korea Electric Power Corp.	2,490,185	95,438,378
Korea Gas Corp.[a]	271,251	15,500,817
Korea Investment Holdings Co. Ltd.	303,700	11,520,476
Korea Zinc Co. Ltd.	82,624	30,087,057
Korean Air Lines Co. Ltd.[a]	265,418	8,676,427
KT Corp.	374,880	11,170,704
KT Corp. SP ADR	494,095	7,347,193
KT&G Corp.	1,048,189	85,277,090
Kumho Petro Chemical Co. Ltd.[b]	132,582	10,552,498
LG Chem Ltd.	437,380	111,467,163
LG Corp.	943,595	56,142,145
LG Display Co. Ltd.[a]	2,236,092	59,507,839
LG Electronics Inc.	1,017,361	72,697,135
LG Household & Health Care Ltd.	91,343	45,662,547
LG Innotek Co. Ltd.[a,b]	112,375	14,044,121
LG Uplus Corp.	1,992,980	18,734,246
Lotte Chemical Corp.	157,868	24,913,495
Lotte Confectionery Co. Ltd.	4,654	8,033,419
Lotte Shopping Co. Ltd.	97,333	28,430,929
LS Corp.	149,031	10,503,165
LS Industrial Systems Co. Ltd.	165,870	10,486,782
Mirae Asset Securities Co. Ltd.	177,649	7,409,297
NAVER Corp.	269,308	200,093,574
NCsoft Corp.[b]	149,641	24,715,260
OCI Co. Ltd.[a,b]	161,761	27,747,672
ORION Corp.[b]	35,611	29,286,051
Paradise Co. Ltd.	159,759	5,888,001

Security	Shares	Value

POSCO	617,869	$175,028,564
S-Oil Corp.[b]	419,800	22,672,986
S1 Corp.	213,025	16,600,164
Samsung C&T Corp.	1,229,765	87,995,339
Samsung Card Co. Ltd.	337,568	12,424,699
Samsung Electro-Mechanics Co. Ltd.	556,708	34,323,597
Samsung Electronics Co. Ltd.	1,045,544	1,478,847,277
Samsung Engineering Co. Ltd.[a,b]	278,197	22,224,128
Samsung Fire & Marine Insurance Co. Ltd.	323,218	82,372,750
Samsung Heavy Industries Co. Ltd.	1,516,470	41,843,394
Samsung Life Insurance Co. Ltd.	583,923	57,178,894
Samsung SDI Co. Ltd.[b]	332,626	49,395,059
Samsung Securities Co. Ltd.[b]	551,826	22,203,938
Samsung Techwin Co. Ltd.	351,462	19,705,574
Shinhan Financial Group Co. Ltd.	4,082,448	177,471,642
Shinsegae Co. Ltd.	72,275	14,806,386
SK C&C Co. Ltd.	212,575	34,484,574
SK Holdings Co. Ltd.	241,704	43,592,958
SK Hynix Inc.[a,b]	5,239,160	226,728,988
SK Innovation Co. Ltd.	556,106	58,052,626
SK Networks Co. Ltd.[a]	937,130	8,708,089
SK Telecom Co. Ltd.	76,088	16,370,629
SK Telecom Co. Ltd. SP ADR	211,893	5,049,410
Woori Finance Holdings Co. Ltd.[a]	2,804,010	32,981,886
Woori Investment & Securities Co. Ltd.	1,066,181	9,008,508
Yuhan Corp.	93,193	16,122,882

		5,676,769,673

TAIWAN — 11.82%
Acer Inc.[a,b]	24,711,053	16,069,952
Advanced Semiconductor Engineering Inc.	57,652,701	73,062,068
Advantech Co. Ltd.	2,612,800	19,344,070
Asia Cement Corp.[b]	21,925,292	28,553,222
Asia Pacific Telecom Co. Ltd.[b]	8,436,000	5,007,780
ASUSTeK Computer Inc.[b]	6,442,968	71,121,789
AU Optronics Corp.[a,b]	79,574,000	30,385,430
Catcher Technology Co. Ltd.[b]	6,278,210	56,112,464
Cathay Financial Holding Co. Ltd.	74,588,185	114,175,108
Chailease Holding Co. Ltd.[b]	7,469,200	18,756,758
Chang Hwa Commercial Bank Ltd.	41,471,761	25,171,701
Cheng Shin Rubber Industry Co. Ltd.	15,803,128	42,689,079
Cheng Uei Precision Industry Co. Ltd.	1,347,503	2,579,469
Chicony Electronics Co. Ltd.	6,290,675	17,014,015
China Airlines Ltd.[a]	20,605,347	6,974,847
China Development Financial Holding Corp.	140,664,848	42,782,792
China Life Insurance Co. Ltd.	19,354,730	18,266,791
China Motor Co. Ltd.[b]	4,533,000	4,391,578
China Petrochemical Development Corp.	9,354,725	3,618,909
China Steel Corp.[b]	112,235,288	92,077,440
Chunghwa Telecom Co. Ltd.	36,906,410	118,157,621
Clevo Co.[b]	6,549,553	12,340,956
Compal Electronics Inc.	40,769,908	33,583,456
CTBC Financial Holding Co. Ltd.	126,060,755	80,297,491
CTCI Corp.	2,504,000	4,342,365
Delta Electronics Inc.	17,893,000	116,360,741
E.Sun Financial Holding Co. Ltd.	49,132,185	32,442,923
Eclat Textile Co. Ltd.	1,621,000	16,758,433
Epistar Corp.[b]	7,643,345	17,333,293
EVA Airways Corp.[a]	12,513,800	6,301,658
Evergreen Marine Corp. Ltd.[a]	17,092,325	9,804,338
Far Eastern Department Stores Ltd.	11,279,796	10,476,474
Far Eastern New Century Corp.	28,722,356	29,694,120

46

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Far EasTone Telecommunications Co. Ltd.	14,520,000	$32,976,339
Farglory Land Development Co. Ltd.	9,082,727	15,145,198
Feng Hsin Iron & Steel Co. Ltd.	2,697,000	3,876,564
First Financial Holding Co. Ltd.	61,606,791	38,214,681
Formosa Chemicals & Fibre Corp.	30,031,090	72,009,317
Formosa International Hotels Corp.	239,923	2,828,460
Formosa Petrochemical Corp.[b]	8,472,000	20,709,930
Formosa Plastics Corp.	41,182,280	105,340,277
Formosa Taffeta Co. Ltd.	8,890,000	9,768,905
Foxconn Technology Co. Ltd.[b]	7,850,819	18,117,979
Fubon Financial Holding Co. Ltd.	63,803,969	91,815,753
Giant Manufacturing Co. Ltd.	3,483,203	27,588,692
Hermes Microvision Inc.	375,000	15,007,253
Highwealth Construction Corp.	3,180,600	7,414,382
Hiwin Technologies Corp.[b]	1,987,300	20,412,813
Hon Hai Precision Industry Co. Ltd.	105,581,654	325,348,746
Hotai Motor Co. Ltd.[b]	2,407,000	28,095,246
HTC Corp.[b]	6,547,708	34,937,996
Hua Nan Financial Holdings Co. Ltd.	38,243,162	23,403,379
Innolux Corp.[a,b]	62,828,958	24,829,439
Inventec Corp.	23,322,281	21,777,988
Kinsus Interconnect Technology Corp.	2,225,000	10,165,747
Largan Precision Co. Ltd.	948,000	61,965,950
LCY Chemical Corp.	3,070,076	2,800,239
Lite-On Technology Corp.	19,600,734	31,768,544
MediaTek Inc.	13,520,338	219,586,287
Mega Financial Holding Co. Ltd.	86,313,162	72,106,342
Merida Industry Co. Ltd.	1,986,000	13,776,259
Nan Kang Rubber Tire Co. Ltd.[a]	4,515,248	5,383,272
Nan Ya Plastics Corp.	46,347,160	104,176,972
Novatek Microelectronics Corp. Ltd.[b]	5,172,000	26,476,197
Pegatron Corp.[b]	13,772,414	26,639,543
Phison Electronics Corp.	1,213,535	8,903,560
Pou Chen Corp.	21,632,220	23,879,091
Powertech Technology Inc.[b]	5,182,300	10,006,676
President Chain Store Corp.	5,914,000	48,912,708
Quanta Computer Inc.	24,175,000	65,062,197
Radiant Opto-Electronics Corp.[b]	4,348,240	17,836,405
Realtek Semiconductor Corp.[b]	4,074,637	12,569,539
Ruentex Development Co. Ltd.	7,157,337	13,128,130
Ruentex Industries Ltd.	5,843,598	14,421,179
ScinoPharm Taiwan Ltd.[b]	2,825,640	6,765,969
Shin Kong Financial Holding Co. Ltd.	45,572,479	14,468,660
Siliconware Precision Industries Co. Ltd.	29,814,190	47,725,771
Simplo Technology Co. Ltd.	3,074,202	16,198,627
SinoPac Financial Holdings Co. Ltd.	61,562,209	27,305,777
Standard Foods Corp.	2,980,914	8,211,419
Synnex Technology International Corp.[b]	12,613,985	20,423,504
Taishin Financial Holdings Co. Ltd.	57,022,654	28,334,947
Taiwan Business Bank Ltd.[a]	23,270,811	7,163,115
Taiwan Cement Corp.	34,089,296	50,703,927
Taiwan Cooperative Financial Holding Co. Ltd.	39,899,246	21,888,666
Taiwan Fertilizer Co. Ltd.	6,302,000	12,757,213
Taiwan Glass Industry Corp.	4,970,176	4,433,883
Taiwan Mobile Co. Ltd.	16,134,600	53,216,119
Taiwan Semiconductor Manufacturing Co. Ltd.	234,767,000	935,607,427
Teco Electric and Machinery Co. Ltd.[b]	25,030,000	28,047,156
TPK Holding Co. Ltd.[b]	2,171,827	17,600,305
Transcend Information Inc.	872,000	3,169,799
TSRC Corp.	8,498,850	12,471,008
U-Ming Marine Transport Corp.	3,990,000	6,719,748
Uni-President Enterprises Co.	42,443,733	74,312,450
Unimicron Technology Corp.[b]	10,133,000	9,309,971

Security	Shares	Value

United Microelectronics Corp.[b]	115,208,000	$53,981,838
Vanguard International Semiconductor Corp.	7,382,000	11,447,633
Walsin Lihwa Corp.[a]	20,752,000	6,955,282
Wan Hai Lines Ltd.	741,300	360,940
Wistron Corp.[b]	18,874,212	16,050,838
WPG Holdings Co. Ltd.	11,431,532	15,935,637
Yang Ming Marine Transport Corp.[a]	25,655,075	10,865,900
Yuanta Financial Holding Co. Ltd.	75,990,140	39,660,692
Yulon Motor Co. Ltd.[b]	9,765,000	15,810,667
Zhen Ding Technology Holding Ltd.[b]	2,171,075	6,834,953

		4,489,973,146
THAILAND — 2.11%
Advanced Information Service PCL NVDR	9,977,900	69,599,120
Airports of Thailand PCL NVDR[b]	4,290,500	24,504,074
Bangkok Bank PCL Foreign	5,494,100	30,959,747
Bangkok Bank PCL NVDR[b]	5,124,200	28,875,327
Bangkok Dusit Medical Services PCL NVDR	30,583,100	15,463,889
Banpu PCL NVDR	11,152,200	9,851,167
BEC World PCL NVDR	9,595,400	14,321,493
BTS Group Holdings PCL NVDR	45,038,300	11,592,252
Bumrungrad Hospital PCL NVDR	1,113,700	3,867,249
Central Pattana PCL NVDR	12,850,700	18,397,286
Charoen Pokphand Foods PCL NVDR	26,828,700	22,677,320
CP All PCL NVDR	43,082,300	59,708,945
Glow Energy PCL NVDR	5,319,600	12,922,269
Home Product Center PCL NVDR[b]	20,453,071	5,856,195
Indorama Ventures PCL NVDR	14,263,480	10,861,620
IRPC PCL NVDR[b]	93,446,900	10,076,212
Kasikornbank PCL Foreign	11,044,200	62,907,871
Kasikornbank PCL NVDR[b]	6,308,200	36,027,642
Krung Thai Bank PCL NVDR	35,779,800	20,598,179
Minor International PCL NVDR	11,161,400	8,839,366
PTT Exploration & Production PCL NVDR	13,034,339	60,943,376
PTT Global Chemical PCL NVDR	14,841,730	31,080,382
PTT PCL NVDR	7,978,600	71,450,149
Siam Cement PCL (The) Foreign	2,932,400	37,157,429
Siam Cement PCL (The) NVDR	1,074,900	13,685,903
Siam Commercial Bank PCL NVDR[b]	16,341,100	79,142,093
Thai Oil PCL NVDR[b]	8,133,900	12,325,968
TMB Bank PCL NVDR	110,262,900	7,724,784
True Corp. PCL NVDR[a,b]	47,297,700	10,228,866

		801,646,173
TURKEY — 1.77%
Akbank TAS[b]	17,760,663	69,373,614
Anadolu Efes Biracilik ve Malt Sanayii AS	1,633,535	20,475,740
Arcelik AS	1,741,548	10,977,191
BIM Birlesik Magazalar AS	1,978,213	43,499,527
Coca-Cola Icecek AS	505,565	13,434,577
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	20,407,286	26,115,713
Enka Insaat ve Sanayi AS	3,600,018	10,022,014
Eregli Demir ve Celik Fabrikalari TAS[b]	15,404,266	22,949,722
Ford Otomotiv Sanayi ASb	723,202	9,600,332
Haci Omer Sabanci Holding AS	8,059,986	39,256,927
KOC Holding ASb	5,896,296	29,140,800
Koza Altin Isletmeleri AS	502,278	5,012,707
Migros Ticaret ASa	1	6
TAV Havalimanlari Holding AS	1,687,537	13,457,104
Tofas Turk Otomobil Fabrikasi AS	1,027,712	6,379,647
Turk Hava Yollari AO	5,699,269	19,403,967

47

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

Turk Telekomunikasyon AS	4,019,184	$11,649,531
Turkcell Iletisim Hizmetleri ASa	7,449,317	46,776,105
Turkiye Garanti Bankasi AS	22,610,807	92,313,246
Turkiye Halk Bankasi AS	6,207,051	48,311,972
Turkiye Is Bankasi AS Class C	15,557,336	44,349,774
Turkiye Petrol Rafinerileri ASb	1,315,606	32,038,920
Turkiye Sise ve Cam Fabrikalari AS	4,707,805	6,541,740
Turkiye Vakiflar Bankasi TAO Class D	8,687,365	20,990,386
Ulker Biskuvi Sanayi AS	895,230	7,566,408
Yapi ve Kredi Bankasi ASb	10,335,356	24,133,269

		673,770,939
UNITED ARAB EMIRATES — 0.51%
Abu Dhabi Commercial Bank PJSC	5,066,872	12,939,806
Aldar Properties PJSC	23,150,260	27,732,788
Arabtec Holding Co.[a]	13,636,816	24,875,554
DP World Ltd.	779,292	16,887,258
Dubai Financial Market PJSC	9,721,427	11,248,741
Dubai Islamic Bank PJSC	7,731,820	16,314,299
Emaar Properties PJSC	17,292,792	49,200,146
First Gulf Bank PJSC	3,725,236	18,205,526
National Bank of Abu Dhabi PJSC	3,524,205	16,551,420

		193,955,538

TOTAL COMMON STOCKS
(Cost: $33,796,693,606)		35,502,560,937

PREFERRED STOCKS — 5.81%

BRAZIL — 4.36%
AES Tiete SA	1,055,100	8,048,310
Banco Bradesco SA	19,997,758	278,250,608
Banco do Estado do Rio Grande do Sul SA Class B	1,822,500	8,628,854
Bradespar SA	2,196,400	18,213,165
Braskem SA Class A	1,554,000	10,142,690
Centrais Eletricas Brasileiras SA Class B	2,309,037	9,964,770
Companhia Brasileira de Distribuicao	1,232,086	55,917,770
Companhia Energetica de Minas Gerais	6,974,402	48,443,497
Companhia Energetica de Sao Paulo Class B	1,730,300	20,735,367
Companhia Paranaense de Energia Class B	1,001,875	14,395,770
Gerdau SA	8,232,785	48,925,804
Itau Unibanco Holding SA	24,085,502	374,750,460
Itausa — Investimentos Itau SA	31,258,865	119,012,376
Lojas Americanas SA	4,758,070	28,191,414
Metalurgica Gerdau SA	2,732,500	19,868,962
Oi SA	21,229,768	18,361,494
Petroleo Brasileiro SA	39,571,927	294,445,270
Suzano Papel e Celulose SA Class A	2,879,300	10,359,087
Telefonica Brasil SA	2,891,167	57,680,267
Usinas Siderurgicas de Minas Gerais SA Class Aa	3,709,200	13,047,229
Vale SA Class A	17,340,751	198,219,770

		1,655,602,934
CHILE — 0.10%
Embotelladora Andina SA Class B	2,113,112	8,866,448
Sociedad Quimica y Minera de Chile SA Series B	926,221	27,949,367

		36,815,815

Security	Shares	Value

COLOMBIA — 0.29%
Banco Davivienda SA	926,655	$14,342,046
Bancolombia SA	4,197,728	58,525,220
Grupo Argos SA	1,034,127	11,264,680
Grupo Aval Acciones y Valores SA	15,908,910	10,956,377
Grupo de Inversiones Suramericana SA	740,183	14,981,492

		110,069,815
RUSSIA — 0.28%
AK Transneft OAO	15,249	34,952,730
Sberbank of Russia	9,629,138	19,034,093
Surgutneftegas OJSC	69,038,600	51,418,835

		105,405,658
SOUTH KOREA — 0.78%
Hyundai Motor Co. Ltd.	171,329	24,182,882
Hyundai Motor Co. Ltd. Series 2	328,608	48,637,334
LG Chem Ltd.	72,094	11,589,312
Samsung Electronics Co. Ltd.	197,495	214,298,142

		298,707,670

TOTAL PREFERRED STOCKS
(Cost: $2,298,352,445)		2,206,601,892

RIGHTS — 0.00%

BRAZIL — 0.00%
CETIP SA — Mercados Organizados[a]	1,411	2,535

		2,535
CHINA — 0.00%
China Merchants Bank Co. Ltd. Class Ha,d	2,343,600	3
Uni-President China Holdings Ltd.[a]	1,586,800	298,819

		298,822
SOUTH KOREA — 0.00%
BS Financial Group Inc.[a]	271,830	519,573
GS Engineering & Construction Corp.[a]	103,543	563,285

		1,082,858

TOTAL RIGHTS
(Cost: $0)		1,384,215

SHORT-TERM INVESTMENTS — 3.56%

MONEY MARKET FUNDS — 3.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	1,245,201,463	1,245,201,463
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	72,464,009	72,464,009

48

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	36,565,414	$36,565,414

		1,354,230,886

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,354,230,886)		1,354,230,886

TOTAL INVESTMENTS IN SECURITIES — 102.82%
(Cost: $37,449,276,937)		39,064,777,930
Other Assets, Less Liabilities — (2.82)%		(1,072,825,856)

NET ASSETS — 100.00%		$37,991,952,074

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
2,520	MSCI Emerging Markets E-Mini (Jun. 2014)	NYSE Liffe	$129,099,600	$10,631,137

See accompanying notes to schedules of investments.

49

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.24%

CHINA — 29.44%
AAC Technologies Holdings Inc.	12,000	$70,812
Agile Property Holdings Ltd.	24,000	18,574
Agricultural Bank of China Ltd. Class H	329,000	146,827
Air China Ltd. Class H	30,000	17,142
Aluminum Corp. of China Ltd. Class Ha,b	64,000	22,866
Anhui Conch Cement Co. Ltd. Class Hb	19,000	68,374
Anta Sports Products Ltd.	18,000	26,467
AviChina Industry & Technology Co. Ltd. Class H	44,000	23,779
Bank of China Ltd. Class H	1,190,000	566,378
Bank of Communications Co. Ltd. Class H	133,000	89,033
BBMG Corp. Class H	18,000	12,142
Beijing Capital International Airport Co. Ltd. Class H	36,000	24,703
Beijing Enterprises Holdings Ltd.	7,500	64,088
Beijing Enterprises Water Group Ltd.	48,000	30,708
Belle International Holdings Ltd.	72,000	71,415
Biostime International Holdings Ltd.	2,500	16,865
Brilliance China Automotive Holdings Ltd.	44,000	72,984
BYD Co. Ltd. Class Ha	8,500	41,662
China Agri-Industries Holdings Ltd.	33,800	13,951
China BlueChemical Ltd. Class H	38,000	20,341
China Cinda Asset Management Co. Ltd.[a,b]	62,000	29,589
China CITIC Bank Corp. Ltd. Class H	132,000	76,786
China Coal Energy Co. Class H	64,000	36,487
China Communications Construction Co. Ltd. Class H	70,000	46,769
China Communications Services Corp. Ltd. Class H	36,000	17,088
China Construction Bank Corp. Class H	1,092,000	801,434
China COSCO Holdings Co. Ltd. Class Ha	44,000	17,139
China Everbright International Ltd.	45,000	57,288
China Everbright Ltd.	18,000	25,492
China Gas Holdings Ltd.	26,000	42,054
China Huishan Dairy Holdings Co. Ltd.[a]	78,000	18,512
China International Marine Containers (Group) Co. Ltd. Class H	6,200	11,020
China Life Insurance Co. Ltd. Class H	113,000	310,450
China Longyuan Power Group Corp. Ltd. Class H	44,000	48,921
China Mengniu Dairy Co. Ltd.	20,000	98,156
China Merchants Bank Co. Ltd. Class H	70,831	130,462
China Merchants Holdings (International) Co. Ltd.	18,000	53,167
China Minsheng Banking Corp. Ltd. Class H	79,500	81,623
China Mobile Ltd.	92,000	900,070
China National Building Material Co. Ltd. Class H	50,000	45,209
China Oilfield Services Ltd. Class H	30,000	73,985
China Overseas Land & Investment Ltd.	62,000	161,538
China Pacific Insurance (Group) Co. Ltd. Class H	40,000	133,627
China Petroleum & Chemical Corp. Class H	390,600	354,177
China Railway Construction Corp. Ltd. Class H	31,000	26,230
China Railway Group Ltd. Class H	68,000	31,663
China Resources Cement Holdings Ltd.	40,000	25,229
China Resources Enterprise Ltd.	18,000	50,497
China Resources Gas Group Ltd.	12,000	36,760
China Resources Land Ltd.	32,000	64,801
China Resources Power Holdings Co. Ltd.	30,000	78,744
China Shenhua Energy Co. Ltd. Class H	52,000	142,526
China Shipping Container Lines Co. Ltd. Class Ha	51,000	12,301
China State Construction International Holdings Ltd.	28,000	48,467
China Taiping Insurance Holdings Co. Ltd.[a]	14,000	24,414
China Telecom Corp. Ltd. Class H	212,000	106,643

Security	Shares	Value

China Unicom (Hong Kong) Ltd.	72,000	$107,727
Chongqing Rural Commercial Bank Co. Ltd. Class H	41,000	18,932
CITIC 21CN Co. Ltd.[a]	26,000	20,759
CITIC Pacific Ltd.[b]	23,000	40,168
CITIC Securities Co. Ltd. Class H	15,000	32,349
CNOOC Ltd.	273,000	468,325
COSCO Pacific Ltd.	22,000	29,057
Country Garden Holdings Co. Ltd.[b]	67,964	28,578
CSR Corp Ltd. Class H	29,000	21,471
Datang International Power Generation Co. Ltd. Class H	46,000	17,859
Dongfeng Motor Group Co. Ltd. Class H	42,000	64,466
ENN Energy Holdings Ltd.	12,000	84,897
Evergrande Real Estate Group Ltd.[b]	88,000	38,932
Far East Horizon Ltd.	22,000	14,954
Fosun International Ltd.	25,500	30,095
Franshion Properties (China) Ltd.	58,000	17,356
GCL-Poly Energy Holdings Ltd.[a]	151,000	46,938
Geely Automobile Holdings Ltd.[b]	75,000	28,054
Golden Eagle Retail Group Ltd.	14,000	17,101
GOME Electrical Appliances Holdings Ltd.	139,000	23,307
Great Wall Motor Co. Ltd. Class H	17,000	69,728
Guangdong Investment Ltd.	40,000	44,370
Guangzhou Automobile Group Co. Ltd. Class H	32,000	33,721
Guangzhou R&F Properties Co. Ltd. Class H	12,400	17,049
Haier Electronics Group Co. Ltd.	16,000	37,436
Haitong Securities Co. Ltd. Class H	21,600	32,262
Hanergy Solar Group Ltd.[a,b]	144,000	20,988
Hengan International Group Co. Ltd.	11,500	122,002
Huaneng Power International Inc. Class H	48,000	50,706
Industrial and Commercial Bank of China Ltd. Class H	1,125,000	731,335
Intime Retail Group Co. Ltd.[b]	13,500	13,112
Jiangsu Expressway Co. Ltd. Class H	26,000	31,222
Jiangxi Copper Co. Ltd. Class H	22,000	36,435
Kingboard Chemical Holdings Co. Ltd.	9,700	18,192
Kingsoft Corp. Ltd.	13,000	39,321
Kunlun Energy Co. Ltd.	50,000	81,517
Lee & Man Paper Manufacturing Ltd.	29,000	14,438
Lenovo Group Ltd.	96,000	118,871
Longfor Properties Co. Ltd.	22,000	27,837
New China Life Insurance Co. Ltd. Class H	11,200	35,032
New World China Land Ltd.	26,000	21,630
Nine Dragons Paper (Holdings) Ltd.[b]	28,000	18,202
People’s Insurance Co. Group of China Ltd. Class H	64,000	25,755
PetroChina Co. Ltd. Class H	322,000	384,176
PICC Property and Casualty Co. Ltd. Class H	48,000	70,703
Ping An Insurance (Group) Co. of China Ltd. Class H	29,000	224,244
Poly Property Group Co. Ltd.	41,000	18,668
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	28,000	27,231
Shanghai Electric Group Co. Ltd. Class H	32,000	11,557
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	6,500	24,146
Shanghai Industrial Holdings Ltd.	8,000	24,713
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,200	21,062
Shenzhou International Group Holdings Ltd.	9,000	31,401
Shimao Property Holdings Ltd.	23,000	46,338
Shui On Land Ltd.	57,000	14,851
Sihuan Pharmaceutical Holdings Group Ltd.	42,000	50,056
Sino Biopharmaceutical Ltd.	48,000	39,128
Sino-Ocean Land Holdings Ltd.	56,500	29,733
Sinopec Shanghai Petrochemical Co. Ltd. Class H	69,000	16,999
Sinopharm Group Co. Ltd. Class H	16,000	43,442
SOHO China Ltd.	34,500	27,100
Sun Art Retail Group Ltd.	37,000	43,476
Tencent Holdings Ltd.	78,000	1,099,633

50

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2014

Security	Shares	Value

Tingyi (Cayman Islands) Holding Corp.	28,000	$79,815
Tsingtao Brewery Co. Ltd. Class H	6,000	47,208
Uni-President China Holdings Ltd.[b]	13,000	10,094
Want Want China Holdings Ltd.	91,000	126,999
Weichai Power Co. Ltd. Class H	7,800	29,126
Yanzhou Coal Mining Co. Ltd. Class Hb	32,000	25,219
Yingde Gases Group Co. Ltd.	17,500	19,141
Yuexiu Property Co. Ltd.	94,000	18,672
Zhejiang Expressway Co. Ltd. Class H	18,000	17,831
Zhongsheng Group Holdings Ltd.[b]	6,000	7,522
Zhuzhou CSR Times Electric Co. Ltd. Class H	9,000	26,467
Zijin Mining Group Co. Ltd. Class H	84,000	19,394
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	19,000	12,646
ZTE Corp. Class Ha	10,000	19,296

		11,139,002
INDIA — 10.77%
ACC Ltd.	651	14,730
Adani Enterprises Ltd.	2,949	23,900
Adani Ports and Special Economic Zone Ltd.	5,069	19,516
Aditya Birla Nuvo Ltd.	531	11,710
Ambuja Cements Ltd.	9,163	33,743
Apollo Hospitals Enterprise Ltd.	1,043	16,022
Asian Paints Ltd.	4,170	35,821
Aurobindo Pharma Ltd.	1,976	22,398
Bajaj Auto Ltd.	1,412	46,452
Bharat Heavy Electricals Ltd.	7,814	32,028
Bharat Petroleum Corp. Ltd.	2,408	21,268
Bharti Airtel Ltd.	9,767	56,876
Cairn India Ltd.	6,504	37,165
Cipla Ltd.	4,649	30,255
Coal India Ltd.	6,948	43,612
Dabur India Ltd.	5,553	17,710
Divi’s Laboratories Ltd.	527	11,373
DLF Ltd.	5,506	19,577
Dr. Reddy’s Laboratories Ltd.	1,665	69,335
GAIL (India) Ltd.	4,276	27,339
GlaxoSmithKline Consumer Healthcare Ltd.[a]	144	10,757
Godrej Consumer Products Ltd.	1,598	21,078
HCL Technologies Ltd.	3,730	89,545
HDFC Bank Ltd.	5,788	77,652
Hero Motocorp Ltd.	1,236	49,069
Hindalco Industries Ltd.	13,708	34,334
Hindustan Unilever Ltd.	11,412	116,524
Housing Development Finance Corp. Ltd.	22,974	340,897
ICICI Bank Ltd.	3,380	81,114
Idea Cellular Ltd.	9,219	21,507
Infosys Ltd.	7,054	350,897
ITC Ltd.	34,669	200,510
Jaiprakash Associates Ltd.	13,030	16,108
Jindal Steel & Power Ltd.	4,894	24,660
JSW Steel Ltd.	1,066	21,854
Kotak Mahindra Bank Ltd.	5,076	74,619
Larsen & Toubro Ltd.	4,645	121,490
LIC Housing Finance Ltd.	4,303	23,183
Mahindra & Mahindra Financial Services Ltd.	3,648	18,697
Mahindra & Mahindra Ltd.	4,949	103,478
Nestle India Ltd.	350	29,385
NTPC Ltd.	24,861	67,527
Oil & Natural Gas Corp. Ltd.	12,573	80,462
Oil India Ltd.	1,757	16,950
Piramal Enterprises Ltd.	948	10,846

Security	Shares	Value

Power Finance Corp. Ltd.	3,768	$18,617
Power Grid Corp. of India Ltd.	11,843	24,452
Ranbaxy Laboratories Ltd.[a]	1,645	12,454
Reliance Capital Ltd.	1,357	12,156
Reliance Communications Ltd.	7,732	17,868
Reliance Industries Ltd.	20,111	362,366
Reliance Infrastructure Ltd.	1,636	19,126
Reliance Power Ltd.[a]	8,059	12,909
Rural Electrification Corp. Ltd.	4,226	22,864
Sesa Sterlite Ltd.	17,882	84,871
Shriram Transport Finance Co. Ltd.	1,731	27,748
Siemens Ltd.	1,020	14,976
State Bank of India	2,266	97,491
Sun Pharmaceuticals Industries Ltd.	9,901	102,319
Tata Consultancy Services Ltd.	7,255	262,912
Tata Motors Ltd.	12,249	86,037
Tata Power Co. Ltd.	15,164	26,638
Tata Steel Ltd.	5,202	41,825
Tech Mahindra Ltd.	841	27,369
Ultratech Cement Ltd.	539	21,730
United Breweries Ltd.	799	10,206
United Spirits Ltd.	1,381	65,862
Wipro Ltd.	9,828	84,192
Yes Bank Ltd.	2,665	25,680

		4,076,641
INDONESIA — 4.06%
PT Adaro Energy Tbk	205,500	21,562
PT Astra Agro Lestari Tbk	6,000	14,043
PT Astra International Tbk	312,500	189,374
PT Bank Central Asia Tbk	194,500	179,506
PT Bank Danamon Indonesia Tbk	51,000	18,172
PT Bank Mandiri (Persero) Tbk	138,500	120,706
PT Bank Negara Indonesia (Persero) Tbk	106,500	43,558
PT Bank Rakyat Indonesia (Persero) Tbk	174,500	152,454
PT Bukit Asam (Persero) Tbk	9,000	8,248
PT Bumi Serpong Damai Tbk	86,000	11,860
PT Charoen Pokphand Indonesia Tbk	105,500	34,112
PT Global Mediacom Tbk	93,500	16,418
PT Gudang Garam Tbk	8,500	37,895
PT Indo Tambangraya Megah Tbk	8,000	19,632
PT Indocement Tunggal Prakarsa Tbk	25,500	49,471
PT Indofood CBP Sukses Makmur Tbk	20,000	17,473
PT Indofood Sukses Makmur Tbk	66,000	38,582
PT Jasa Marga (Persero) Tbk	33,000	16,606
PT Kalbe Farma Tbk	379,000	49,992
PT Lippo Karawaci Tbk	269,000	23,847
PT Matahari Department Store Tbk[a]	28,000	34,835
PT Media Nusantara Citra Tbk	65,500	15,877
PT Perusahaan Gas Negara (Persero) Tbk	177,000	82,246
PT Semen Gresik (Persero) Tbk	46,500	58,648
PT Telekomunikasi Indonesia (Persero) Tbk	713,500	157,367
PT Unilever Indonesia Tbk	23,000	57,377
PT United Tractors Tbk	25,000	46,413
PT XL Axiata Tbk	37,500	17,586

		1,533,860
MALAYSIA — 6.30%
AirAsia Bhd	16,000	12,449
Alliance Financial Group Bhd	17,700	26,938
AMMB Holdings Bhd	23,400	53,457

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2014

Security	Shares	Value

Astro Malaysia Holdings Bhd	30,300	$32,064
Axiata Group Bhd	40,100	86,490
Berjaya Sports Toto Bhd	7,437	8,842
British American Tobacco (Malaysia) Bhd	1,800	35,238
Bumi Armada Bhd[a]	13,900	15,228
CIMB Group Holdings Bhd	74,600	170,421
Dialog Group Bhd	25,200	28,706
DiGi.Com Bhd	50,600	85,357
Felda Global Ventures Holdings Bhd	22,400	29,560
Gamuda Bhd	25,900	35,468
Genting Bhd	31,100	94,181
Genting Malaysia Bhd	47,000	59,536
Genting Plantations Bhd	3,900	13,643
Hong Leong Bank Bhd	8,500	36,720
Hong Leong Financial Group Bhd	4,000	19,172
IHH Healthcare Bhd[a]	38,900	49,760
IJM Corp. Bhd	13,600	28,318
IOI Corp. Bhd	45,100	69,201
IOI Properties Group Bhd[a]	19,399	14,973
Kuala Lumpur Kepong Bhd	7,300	54,347
Lafarge Malaysia Bhd	6,300	19,373
Malayan Banking Bhd	67,000	206,026
Malaysia Airports Holdings Bhd	7,700	18,118
Maxis Bhd	34,200	69,933
MISC Bhd	15,000	28,852
MMC Corp. Bhd	14,000	11,808
Petronas Chemicals Group Bhd	42,800	89,783
Petronas Dagangan Bhd	4,000	31,422
Petronas Gas Bhd	9,700	73,965
PPB Group Bhd	7,700	37,577
Public Bank Bhd	34,062	228,988
RHB Capital Bhd	10,800	28,235
Sapurakencana Petroleum Bhd[a]	55,400	71,901
Sime Darby Bhd	41,500	123,351
Telekom Malaysia Bhd	15,700	30,198
Tenaga Nasional Bhd	43,800	164,403
UEM Sunrise Bhd	20,800	13,271
UMW Holdings Bhd	7,600	25,546
YTL Corp. Bhd	67,553	34,271
YTL Power International Bhd[a]	36,015	16,926

		2,384,016
PHILIPPINES — 1.53%
Aboitiz Equity Ventures Inc.	33,840	41,918
Aboitiz Power Corp.	28,100	23,120
Alliance Global Group Inc.	27,900	18,906
Ayala Corp.	2,560	36,158
Ayala Land Inc.	93,100	63,833
Bank of the Philippine Islands	11,140	21,514
BDO Unibank Inc.	25,670	51,862
DMCI Holdings Inc.	12,000	19,541
Energy Development Corp.	103,600	14,159
Globe Telecom Inc.	490	18,926
International Container Terminal Services Inc.	10,500	25,917
JG Summit Holdings Inc.	35,226	39,690
Jollibee Foods Corp.	5,490	22,472
Metro Pacific Investments Corp.	114,200	13,050
Metropolitan Bank & Trust Co.	4,784	9,129
Philippine Long Distance Telephone Co.	725	46,726
SM Investments Corp.	2,253	40,472
SM Prime Holdings Inc.	82,050	31,428

Security	Shares	Value

Universal Robina Corp.	11,810	$40,217

		579,038
SOUTH KOREA — 23.99%
AmorePacific Corp.	50	71,015
AmorePacific Group	36	24,207
BS Financial Group Inc.	2,450	37,343
Celltrion Inc.[a]	1,048	49,976
Cheil Industries Inc.	704	45,820
Cheil Worldwide Inc.[a]	1,340	30,932
CJ CheilJedang Corp.	110	35,581
CJ Corp.	230	32,126
Coway Co. Ltd.	787	66,188
Daelim Industrial Co. Ltd.	391	30,891
Daewoo Engineering & Construction Co. Ltd.[a]	1,880	15,387
Daewoo International Corp.	770	24,303
Daewoo Securities Co. Ltd.[a]	2,650	22,573
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,440	37,898
DGB Financial Group Inc.	1,920	29,359
Dongbu Insurance Co. Ltd.	692	39,138
Doosan Corp.	148	18,496
Doosan Heavy Industries & Construction Co. Ltd.	802	26,374
Doosan Infracore Co. Ltd.[a]	2,500	30,019
E-Mart Co. Ltd.	310	71,104
GS Engineering & Construction Corp.[a]	576	18,716
GS Holdings Corp.	773	32,846
Halla Visteon Climate Control Corp.	510	23,745
Hana Financial Group Inc.	4,158	151,004
Hankook Tire Co. Ltd.	978	57,997
Hanwha Chemical Corp.	1,430	26,352
Hanwha Corp.	870	23,110
Hanwha Life Insurance Co. Ltd.	3,140	19,944
Hite Jinro Co. Ltd.	290	6,140
Hotel Shilla Co. Ltd.	494	44,790
Hyosung Corp.	376	25,172
Hyundai Department Store Co. Ltd.	212	27,430
Hyundai Development Co. Engineering & Construction	920	25,791
Hyundai Engineering & Construction Co. Ltd.	1,151	60,246
Hyundai Glovis Co. Ltd.	217	56,047
Hyundai Heavy Industries Co. Ltd.	647	117,325
Hyundai Marine & Fire Insurance Co. Ltd.	840	23,837
Hyundai Merchant Marine Co. Ltd.[a]	795	7,411
Hyundai Mipo Dockyard Co. Ltd.[b]	181	28,653
Hyundai Mobis Co. Ltd.	1,047	295,566
Hyundai Motor Co.	2,368	521,090
Hyundai Steel Co.	1,096	73,912
Hyundai Wia Corp.	246	43,403
Industrial Bank of Korea	2,950	40,482
Kangwon Land Inc.	1,470	43,875
KB Financial Group Inc.	5,850	199,262
KCC Corp.	65	37,336
Kia Motors Corp.	4,058	233,886
Korea Aerospace Industries Ltd.	770	24,077
Korea Electric Power Corp.	3,860	147,938
Korea Gas Corp.[a]	435	24,858
Korea Investment Holdings Co. Ltd.	590	22,381
Korea Zinc Co. Ltd.	137	49,888
Korean Air Lines Co. Ltd.[a]	418	13,664
KT Corp.	1,120	33,374
KT&G Corp.	1,668	135,703
Kumho Petro Chemical Co. Ltd.	230	18,306
LG Chem Ltd.	723	184,258

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2014

Security	Shares	Value

LG Corp.	1,508	$89,723
LG Display Co. Ltd.[a]	3,580	95,273
LG Electronics Inc.	1,647	117,689
LG Household & Health Care Ltd.	147	73,486
LG Innotek Co. Ltd.[a]	173	21,621
LG Uplus Corp.	3,150	29,610
Lotte Chemical Corp.	254	40,084
Lotte Confectionery Co. Ltd.	12	20,714
Lotte Shopping Co. Ltd.	161	47,028
LS Corp.	255	17,971
LS Industrial Systems Co. Ltd.	276	17,450
Mirae Asset Securities Co. Ltd.	460	19,185
NAVER Corp.	424	315,028
NCsoft Corp.	234	38,648
OCI Co. Ltd.[a]	241	41,340
ORION Corp.	54	44,409
POSCO	1,014	287,244
S-Oil Corp.	648	34,998
S1 Corp.	137	10,676
Samsung C&T Corp.	1,825	130,587
Samsung Card Co. Ltd.	510	18,771
Samsung Electro-Mechanics Co. Ltd.	901	55,551
Samsung Electronics Co. Ltd.	1,673	2,366,339
Samsung Engineering Co. Ltd.[a]	431	34,431
Samsung Fire & Marine Insurance Co. Ltd.	500	127,426
Samsung Heavy Industries Co. Ltd.	2,250	62,083
Samsung Life Insurance Co. Ltd.	954	93,418
Samsung SDI Co. Ltd.	496	73,656
Samsung Securities Co. Ltd.	911	36,656
Samsung Techwin Co. Ltd.	379	21,250
Shinhan Financial Group Co. Ltd.	6,470	281,263
Shinsegae Co. Ltd.	112	22,945
SK C&C Co. Ltd.	339	54,994
SK Holdings Co. Ltd.	410	73,946
SK Hynix Inc.[a]	8,180	353,996
SK Innovation Co. Ltd.	944	98,545
SK Networks Co. Ltd.[a]	2,230	20,722
SK Telecom Co. Ltd.	153	32,919
Woori Finance Holdings Co. Ltd.[a]	4,841	56,942
Woori Investment & Securities Co. Ltd.	2,460	20,785
Yuhan Corp.	107	18,512

		9,076,459
TAIWAN — 18.79%
Acer Inc.[a]	36,000	23,411
Advanced Semiconductor Engineering Inc.	87,434	110,803
Advantech Co. Ltd.	6,000	44,422
Asia Cement Corp.	26,990	35,149
ASUSTeK Computer Inc.	11,000	121,425
AU Optronics Corp.[a]	124,000	47,350
Catcher Technology Co. Ltd.	10,000	89,377
Cathay Financial Holding Co. Ltd.	118,185	180,911
Chailease Holding Co. Ltd.	11,700	29,381
Chang Hwa Commercial Bank Ltd.	70,956	43,067
Cheng Shin Rubber Industry Co. Ltd.	27,776	75,032
Chicony Electronics Co. Ltd.	7,522	20,344
China Airlines Ltd.[a]	34,000	11,509
China Development Financial Holding Corp.	206,200	62,715
China Life Insurance Co. Ltd.	34,626	32,680
China Motor Co. Ltd.	4,000	3,875
China Steel Corp.	175,046	143,607
Chunghwa Telecom Co. Ltd.	57,000	182,488

Security	Shares	Value

Clevo Co.	12,322	$23,218
Compal Electronics Inc.	57,000	46,953
CTBC Financial Holding Co. Ltd.	198,218	126,260
CTCI Corp.	10,000	17,342
Delta Electronics Inc.	28,000	182,088
E.Sun Financial Holding Co. Ltd.	68,389	45,159
Eclat Textile Co. Ltd.	2,000	20,677
Epistar Corp.	13,000	29,481
EVA Airways Corp.[a]	30,000	15,107
Evergreen Marine Corp. Ltd.[a]	24,000	13,767
Far Eastern Department Stores Ltd.	18,869	17,525
Far Eastern New Century Corp.	41,656	43,065
Far EasTone Telecommunications Co. Ltd.	24,000	54,506
Farglory Land Development Co. Ltd.	8,530	14,224
First Financial Holding Co. Ltd.	97,743	60,630
Formosa Chemicals & Fibre Corp.	47,950	114,976
Formosa International Hotels Corp.	1,100	12,968
Formosa Petrochemical Corp.	16,000	39,112
Formosa Plastics Corp.	64,400	164,729
Formosa Taffeta Co. Ltd.	15,000	16,483
Foxconn Technology Co. Ltd.	11,115	25,651
Fubon Financial Holding Co. Ltd.	100,396	144,473
Giant Manufacturing Co. Ltd.	4,000	31,682
Highwealth Construction Corp.	7,200	16,784
Hiwin Technologies Corp.	3,193	32,797
Hon Hai Precision Industry Co. Ltd.	167,400	515,841
Hotai Motor Co. Ltd.	4,000	46,689
HTC Corp.	10,000	53,359
Hua Nan Financial Holdings Co. Ltd.	90,615	55,453
Innolux Corp.[a]	99,019	39,131
Inventec Corp.	38,980	36,399
Kinsus Interconnect Technology Corp.	6,000	27,413
Largan Precision Co. Ltd.	2,000	130,730
Lite-On Technology Corp.	31,324	50,769
MediaTek Inc.	21,176	343,923
Mega Financial Holding Co. Ltd.	137,542	114,903
Merida Industry Co. Ltd.	3,000	20,810
Nan Ya Plastics Corp.	72,090	162,041
Novatek Microelectronics Corp. Ltd.	9,000	46,072
Pegatron Corp.	28,000	54,160
Pou Chen Corp.	30,000	33,116
Powertech Technology Inc.	10,000	19,309
President Chain Store Corp.	9,000	74,436
Quanta Computer Inc.	37,000	99,578
Radiant Opto-Electronics Corp.	8,363	34,305
Realtek Semiconductor Corp.	10,140	31,280
Ruentex Development Co. Ltd.	12,633	23,172
Ruentex Industries Ltd.	9,855	24,321
ScinoPharm Taiwan Ltd.	4,160	9,961
Shin Kong Financial Holding Co. Ltd.	89,282	28,346
Siliconware Precision Industries Co. Ltd.	41,000	65,632
Simplo Technology Co. Ltd.	5,200	27,400
SinoPac Financial Holdings Co. Ltd.	87,797	38,942
Standard Foods Corp.	8,352	23,007
Synnex Technology International Corp.	19,000	30,763
Taishin Financial Holdings Co. Ltd.	92,839	46,132
Taiwan Business Bank Ltd.[a]	54,254	16,700
Taiwan Cement Corp.	47,000	69,907
Taiwan Cooperative Financial Holding Co. Ltd.	84,840	46,543
Taiwan Fertilizer Co. Ltd.	11,000	22,267
Taiwan Glass Industry Corp.	11,450	10,215
Taiwan Mobile Co. Ltd.	25,000	82,457
Taiwan Semiconductor Manufacturing Co. Ltd.	371,000	1,478,531

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2014

Security	Shares	Value

Teco Electric and Machinery Co. Ltd.	29,000	$32,496
TPK Holding Co. Ltd.	2,591	20,997
Transcend Information Inc.	3,000	10,905
TSRC Corp.	8,600	12,619
U-Ming Marine Transport Corp.	8,000	13,473
Uni-President Enterprises Co.	66,039	115,624
Unimicron Technology Corp.	17,000	15,619
United Microelectronics Corp.	180,000	84,341
Vanguard International Semiconductor Corp.	10,000	15,508
Walsin Lihwa Corp.[a]	44,000	14,747
Wistron Corp.	39,945	33,970
WPG Holdings Co. Ltd.	20,000	27,880
Yang Ming Marine Transport Corp.[a]	18,000	7,624
Yuanta Financial Holding Co. Ltd.	123,000	64,196
Yulon Motor Co. Ltd.	10,000	16,191
Zhen Ding Technology Holding Ltd.	7,455	23,470

		7,110,876
THAILAND — 3.36%
Advanced Information Service PCL NVDR	17,500	122,068
Airports of Thailand PCL NVDR	6,200	35,410
Bangkok Bank PCL Foreign	7,700	43,390
Bangkok Bank PCL NVDR	9,700	54,660
Bangkok Dusit Medical Services PCL NVDR	49,000	24,776
Banpu PCL NVDR	17,600	15,547
BEC World PCL NVDR	14,600	21,791
BTS Group Holdings PCL NVDR	82,800	21,312
Central Pattana PCL NVDR	19,200	27,487
Charoen Pokphand Foods PCL NVDR	38,900	32,881
CP All PCL NVDR	69,400	96,183
Glow Energy PCL NVDR	7,400	17,976
Home Product Center PCL NVDR	42,932	12,292
Indorama Ventures PCL NVDR	19,800	15,078
IRPC PCL NVDR	135,600	14,622
Kasikornbank PCL Foreign	17,800	101,389
Kasikornbank PCL NVDR	9,700	55,399
Krung Thai Bank PCL NVDR	48,950	28,180
Minor International PCL NVDR	31,900	25,263
PTT Exploration & Production PCL NVDR	22,810	106,650
PTT Global Chemical PCL NVDR	21,900	45,861
PTT PCL NVDR	13,300	119,104
Siam Cement PCL (The) Foreign	4,900	62,090
Siam Cement PCL (The) NVDR	2,100	26,738
Siam Commercial Bank PCL NVDR	23,500	113,814
Thai Oil PCL NVDR	12,300	18,639
True Corp. PCL NVDR[a]	64,400	13,928

		1,272,528

TOTAL COMMON STOCKS
(Cost: $34,789,382)		37,172,420

PREFERRED STOCKS — 1.28%

SOUTH KOREA — 1.28%
Hyundai Motor Co. Ltd.	344	48,555
Hyundai Motor Co. Ltd. Series 2	575	85,106
LG Chem Ltd.	100	16,076

Security	Shares	Value

Samsung Electronics Co. Ltd.	310	$336,375

		486,112

TOTAL PREFERRED STOCKS
(Cost: $282,971)		486,112

RIGHTS — 0.01%

CHINA — 0.00%
China Merchants Bank Co. Ltd. Class Ha,c	3,600	—
Uni-President China Holdings Ltd.[a]	2,600	489

		489
SOUTH KOREA — 0.01%
BS Financial Group Inc.[a]	415	793
GS Engineering & Construction Corp.[a]	185	1,007

		1,800

TOTAL RIGHTS
(Cost: $0)		2,289

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	332,965	332,965
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	19,376	19,376

		352,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $352,341)		352,341

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $35,424,694)		38,013,162
Other Assets, Less Liabilities — (0.46)%		(173,224)

NET ASSETS — 100.00%		$37,839,938

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

54

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 96.47%

BRAZIL — 5.40%
Anhanguera Educacional Participacoes SA	6,206	$44,545
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,400	25,933
Estacio Participacoes SA	4,600	55,145
Kroton Educacional SA	3,400	86,203
Lojas Americanas SA	2,750	13,915
Lojas Renner SA	2,002	60,434
Via Varejo SAa	2,000	21,239

		307,414
CHILE — 2.48%
S.A.C.I. Falabella SA	15,126	141,192

		141,192
CHINA — 10.11%
Anta Sports Products Ltd.	16,002	23,529
Belle International Holdings Ltd.	74,001	73,400
Brilliance China Automotive Holdings Ltd.	48,000	79,619
BYD Co. Ltd. Class Ha,b	8,000	39,211
Chongqing Changan Automobile Co. Ltd.	14,000	25,100
Dongfeng Motor Group Co. Ltd. Class H	44,001	67,537
Geely Automobile Holdings Ltd.[b]	80,001	29,924
Golden Eagle Retail Group Ltd.	8,000	9,772
GOME Electrical Appliances Holdings Ltd.	166,000	27,835
Great Wall Motor Co. Ltd. Class H	16,002	65,635
Guangzhou Automobile Group Co. Ltd. Class H	36,001	37,938
Haier Electronics Group Co. Ltd.	16,001	37,438
Intime Retail Group Co. Ltd.[b]	19,001	18,455
Shenzhou International Group Holdings Ltd.[b]	8,000	27,912
Zhongsheng Group Holdings Ltd.	10,000	12,537

		575,842
GREECE — 1.81%
Folli Follie Group[a]	480	18,864
Jumbo SAa	1,658	24,751
OPAP SA	3,500	59,508

		103,123
INDIA — 5.10%
Bajaj Auto Ltd.	1,364	44,873
Hero Motocorp Ltd.	1,266	50,260
Mahindra & Mahindra Ltd.	5,272	110,231
Tata Motors Ltd.	12,132	85,215

		290,579
INDONESIA — 4.92%
PT Astra International Tbk	320,600	194,282
PT Global Mediacom Tbk	101,000	17,735
PT Matahari Department Store Tbk[a]	25,200	31,352
PT Media Nusantara Citra Tbk	72,254	17,514

Security	Shares	Value

PT Surya Citra Media Tbk	71,000	$19,278

		280,161
MALAYSIA — 4.00%
Astro Malaysia Holdings Bhd	25,800	27,302
Berjaya Sports Toto Bhd	10,265	12,204
Genting Bhd	32,600	98,723
Genting Malaysia Bhd	48,601	61,564
UMW Holdings Bhd	8,401	28,239

		228,032
MEXICO — 5.43%
El Puerto de Liverpool SAB de CV Series C1	3,001	33,887
Grupo Televisa SAB de CV CPO	40,802	275,374

		309,261
PHILIPPINES — 0.49%
Jollibee Foods Corp.	6,841	28,002

		28,002
POLAND — 0.34%
Cyfrowy Polsat SA	2,660	19,118

		19,118
SOUTH AFRICA — 19.49%
Foschini Group Ltd. (The)	3,085	32,935
Imperial Holdings Ltd.	3,050	57,774
Mr. Price Group Ltd.	3,753	60,434
Naspers Ltd. Class N	6,250	688,987
Steinhoff International Holdings Ltd.	27,560	139,339
Truworths International Ltd.	6,040	45,090
Woolworths Holdings Ltd.	12,082	85,549

		1,110,108
SOUTH KOREA — 29.40%
Cheil Worldwide Inc.[a]	1,320	30,471
Coway Co. Ltd.	855	71,906
Halla Visteon Climate Control Corp.	580	27,005
Hankook Tire Co. Ltd.	1,176	69,739
Hotel Shilla Co. Ltd.	526	47,692
Hyundai Department Store Co. Ltd.	236	30,535
Hyundai Mobis Co. Ltd.	1,080	304,881
Hyundai Motor Co.	2,442	537,374
Hyundai Wia Corp.	248	43,756
Kangwon Land Inc.	1,842	54,978
Kia Motors Corp.	4,174	240,572
LG Electronics Inc.	1,686	120,476
Lotte Shopping Co. Ltd.	174	50,825
Paradise Co. Ltd.	574	21,155
Shinsegae Co. Ltd.	112	22,945

		1,674,310
TAIWAN — 5.57%
Cheng Shin Rubber Industry Co. Ltd.	26,754	72,271
China Motor Co. Ltd.	10,002	9,690
Eclat Textile Co. Ltd.	2,000	20,677

55

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

May 31, 2014

Security	Shares	Value

Far Eastern Department Stores Ltd.	16,569	$15,389
Formosa International Hotels Corp.	1	12
Formosa Taffeta Co. Ltd.	12,002	13,188
Giant Manufacturing Co. Ltd.	4,001	31,690
Hotai Motor Co. Ltd.	4,001	46,701
Merida Industry Co. Ltd.	4,000	27,747
Pou Chen Corp.	32,000	35,324
Ruentex Industries Ltd.	8,760	21,618
Yulon Motor Co. Ltd.	14,001	22,669

		316,976
THAILAND — 1.05%
BEC World PCL NVDR	15,801	23,584
Home Product Center PCL NVDR	54,666	15,652
Minor International PCL NVDR	25,800	20,432

		59,668
TURKEY — 0.88%
Arcelik AS	3,758	23,687
Ford Otomotiv Sanayi AS	1,002	13,301
Tofas Turk Otomobil Fabrikasi AS	2,128	13,210

		50,198

TOTAL COMMON STOCKS
(Cost: $5,043,850)		5,493,984

PREFERRED STOCKS — 3.31%

BRAZIL — 0.83%
Lojas Americanas SA	8,001	47,407

		47,407
SOUTH KOREA — 2.48%
Hyundai Motor Co. Ltd.	374	52,790
Hyundai Motor Co. Ltd. Series 2	598	88,510

		141,300

TOTAL PREFERRED STOCKS
(Cost: $130,345)		188,707

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	106,160	106,160

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	6,178	$6,178

		112,338

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,338)		112,338

TOTAL INVESTMENTS IN SECURITIES — 101.75%
(Cost: $5,286,533)		5,795,029
Other Assets, Less Liabilities — (1.75)%		(99,769)

NET ASSETS — 100.00%		$5,695,260

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 96.25%

CZECH REPUBLIC — 3.19%
CEZ AS	71,500	$2,093,336
Komercni Banka AS	6,710	1,546,972
Telefonica Czech Republic AS	41,910	607,477

		4,247,785
HUNGARY — 3.30%
MOL Hungarian Oil and Gas PLC	18,480	1,066,282
OTP Bank PLC	99,220	2,169,702
Richter Gedeon Nyrt	61,930	1,163,385

		4,399,369
POLAND — 22.98%
Alior Bank SAa	20,130	554,616
Bank Handlowy w Warszawie SA	14,520	573,795
Bank Millennium SA	188,100	512,103
Bank Pekao SA	58,080	3,555,371
Bank Zachodni WBK SA	12,430	1,501,297
Cyfrowy Polsat SA	77,110	554,221
ENEA SA	97,790	516,332
Energa SA	89,430	557,481
Eurocash SA	36,850	528,982
Getin Noble Bank SAa	528,220	561,287
Grupa Azoty SA	22,000	577,897
Grupa Lotos SAa	28,710	352,444
Jastrzebska Spolka Weglowa SA	23,430	362,936
KGHM Polska Miedz SA	62,040	2,372,846
mBank SA	6,490	1,062,284
Orange Polska SA	290,620	1,002,204
Polska Grupa Energetyczna SA	331,320	2,290,583
Polski Koncern Naftowy Orlen SA	142,120	1,978,227
Polskie Gornictwo Naftowe i Gazownictwo SA	783,970	1,203,003
Powszechna Kasa Oszczednosci Bank Polski SA	387,530	5,192,132
Powszechny Zaklad Ubezpieczen SA	24,860	3,662,180
Synthos SA	234,410	341,137
Tauron Polska Energia SA	465,740	820,728

		30,634,086
RUSSIA — 66.78%
Alrosa AO	814,000	973,836
Gazprom OAO	5,242,602	21,278,294
LUKOIL OAO	226,050	12,774,096
Magnit OJSC SP GDR[b]	115,170	6,702,894
MegaFon OAO SP GDR[b]	41,140	1,235,434
MMC Norilsk Nickel OJSC	24,530	4,711,657
Mobile TeleSystems OJSC SP ADR	228,800	4,230,512
Moscow Exchange MICEX-RTS OJSC	474,100	890,236
NovaTek OAO SP GDR[b]	40,370	4,682,920
Rosneft Oil Co. OJSC	515,894	3,371,777
Rostelecom OJSC	354,200	843,639
RusHydro OJSC	49,280,000	969,885
Sberbank of Russia	4,780,595	11,633,377
Severstal OAO	92,399	787,582
Sistema JSFC SP GDR[b]	74,800	2,143,020

Security	Shares	Value

Surgutneftegas OJSC	3,168,060	$2,337,706
Tatneft OAO Class S	626,999	3,689,780
Uralkali OJSC	585,195	2,615,734
VTB Bank OJSC	2,296,800,999	3,158,322

		89,030,701

TOTAL COMMON STOCKS (Cost: $140,275,274)		128,311,941

PREFERRED STOCKS — 3.55%

RUSSIA — 3.55%
AK Transneft OAO	689	1,579,279
Sberbank of Russia	440,000	869,756
Surgutneftegas OJSC	3,069,000	2,285,742

		4,734,777

TOTAL PREFERRED STOCKS (Cost: $4,826,679)		4,734,777

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.00%[c,d]
	35,091	35,091

		35,091

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,091)		35,091

TOTAL INVESTMENTS IN SECURITIES — 99.83% (Cost: $145,137,044)		133,081,809
Other Assets, Less Liabilities — 0.17%		226,834

NET ASSETS — 100.00%		$133,308,643

SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

57

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.58%

CZECH REPUBLIC — 1.27%
CEZ AS	2,244	$65,699
Komercni Banka AS	212	48,876
Telefonica Czech Republic AS	1,318	19,104

		133,679
EGYPT — 1.08%
Commercial International Bank (Egypt) SAE SP GDR	14,400	69,120
Global Telecom Holding SP GDR[a]	12,130	44,517

		113,637
GREECE — 3.96%
Alpha Bank AEa,b	53,264	50,150
Eurobank Ergasias SAa	56,048	31,357
Folli Follie Group[a]	460	18,078
Hellenic Telecommunications Organization SAa	3,408	48,876
Jumbo SAa	1,420	21,198
National Bank of Greece SAa	22,108	79,039
OPAP SA	3,106	52,809
Piraeus Bank SAa	29,700	72,949
Public Power Corp. SA	1,620	24,316
Titan Cement Co. SAa	640	19,396

		418,168
HUNGARY — 1.31%
MOL Hungarian Oil and Gas PLC	592	34,158
OTP Bank PLC	3,116	68,139
Richter Gedeon Nyrt	1,944	36,519

		138,816
POLAND — 9.13%
Alior Bank SAa	638	17,578
Bank Handlowy w Warszawie SA	454	17,941
Bank Millennium SA	6,246	17,005
Bank Pekao SA	1,826	111,779
Bank Zachodni WBK SA	390	47,104
Cyfrowy Polsat SA	2,422	17,408
ENEA SA	3,070	16,210
Energa SA	2,808	17,504
Eurocash SA	1,156	16,594
Getin Noble Bank SAa	16,582	17,620
Grupa Azoty SA	690	18,125
Grupa Lotos SAa	904	11,098
Jastrzebska Spolka Weglowa SA	736	11,401
KGHM Polska Miedz SA	1,948	74,505
mBank SA	206	33,718
Orange Polska SA	9,124	31,464
Polska Grupa Energetyczna SA	10,400	71,900
Polski Koncern Naftowy Orlen SA	4,460	62,081
Polskie Gornictwo Naftowe i Gazownictwo SA	24,612	37,767
Powszechna Kasa Oszczednosci Bank Polski SA	12,166	163,000
Powszechny Zaklad Ubezpieczen SA	780	114,903
Synthos SA	7,360	10,711

Security	Shares	Value

Tauron Polska Energia SA	14,622	$25,767

		963,183
QATAR — 2.15%
Barwa Real Estate Co.	723	8,580
Commercial Bank of Qatar QSC (The)	287	5,661
Doha Bank QSC	250	4,327
Industries Qatar QSC	270	14,004
Masraf Al Rayan QSC	2,729	49,182
Ooredoo QSC	1,114	47,437
Qatar Electricity & Water Co. QSC	382	20,989
Qatar Islamic Bank SAQ	690	20,833
Qatar National Bank	584	29,200
Vodafone Qatar QSC[a]	4,702	26,843

		227,056
RUSSIA — 26.50%
Alrosa AO	25,600	30,627
Gazprom OAO	164,580	667,985
LUKOIL OAO	7,096	400,995
Magnit OJSC SP GDR[c]	3,616	210,451
MegaFon OAO SP GDR[c]	1,294	38,859
MMC Norilsk Nickel OJSC	770	147,900
Mobile TeleSystems OJSC SP ADR	7,184	132,832
Moscow Exchange MICEX-RTS OJSC	14,880	27,941
NovaTek OAO SP GDR[c]	1,268	147,088
Rosneft Oil Co. OJSC	16,220	106,011
Rostelecom OJSC	11,140	26,534
RusHydro OJSC	1,546,000	30,427
Sberbank of Russia	150,080	365,213
Severstal OAO	2,920	24,889
Sistema JSFC SP GDR[c]	2,348	67,270
Surgutneftegas OJSC	99,400	73,347
Tatneft OAO Class S	19,700	115,931
Uralkali OJSC	18,380	82,156
VTB Bank OJSC	72,080,000	99,117

		2,795,573
SOUTH AFRICA — 39.50%
African Bank Investments Ltd.[b]	20,394	16,186
African Rainbow Minerals Ltd.	1,506	26,452
Anglo American Platinum Ltd.[a]	750	31,959
AngloGold Ashanti Ltd.[a]	5,600	87,245
Aspen Pharmacare Holdings Ltd.	4,442	114,641
Assore Ltd.	486	15,613
Barclays Africa Group Ltd.	4,716	68,665
Barloworld Ltd.	3,054	29,069
Bidvest Group Ltd.	4,424	122,946
Coronation Fund Managers Ltd.	3,162	30,252
Discovery Ltd.	4,526	39,129
Exxaro Resources Ltd.	1,992	26,062
FirstRand Ltd.	43,116	162,259
Foschini Group Ltd. (The)	2,778	29,657
Gold Fields Ltd.	10,714	37,607
Growthpoint Properties Ltd.	29,624	65,777
Harmony Gold Mining Co. Ltd.[a]	5,322	13,989
Impala Platinum Holdings Ltd.	7,472	78,195
Imperial Holdings Ltd.	2,628	49,780
Investec Ltd.	3,344	28,695
Kumba Iron Ore Ltd.	896	27,343

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

May 31, 2014

Security	Shares	Value

Liberty Holdings Ltd.	1,592	$19,479
Life Healthcare Group Holdings Ltd.	13,042	51,201
Massmart Holdings Ltd.	1,510	19,468
Mediclinic International Ltd.	5,174	41,040
MMI Holdings Ltd.	14,188	34,278
Mr. Price Group Ltd.	3,318	53,430
MTN Group Ltd.	23,430	493,804
Nampak Ltd.	8,280	28,641
Naspers Ltd. Class N	5,494	605,647
Nedbank Group Ltd.	2,838	59,494
Netcare Ltd.	13,344	36,059
Northam Platinum Ltd.[a]	4,885	19,616
Pick n Pay Stores Ltd.	3,340	18,323
PPC Ltd.	7,622	23,405
Rand Merchant Insurance Holdings Ltd.	9,296	27,588
Redefine Properties Ltd.	40,566	35,646
Remgro Ltd.	6,690	138,614
RMB Holdings Ltd.	9,816	48,209
Sanlam Ltd.	24,820	138,619
Sappi Ltd.[a]	7,530	26,253
Sasol Ltd.	7,682	432,057
Shoprite Holdings Ltd.	6,348	98,965
SPAR Group Ltd. (The)	2,288	27,239
Standard Bank Group Ltd.	16,874	225,837
Steinhoff International Holdings Ltd.	24,168	122,190
Tiger Brands Ltd.	2,264	64,174
Truworths International Ltd.	5,272	39,357
Vodacom Group Ltd.	5,172	62,707
Woolworths Holdings Ltd.	10,600	75,055

		4,167,916
TURKEY — 9.41%
Akbank TAS	25,028	97,760
Anadolu Efes Biracilik ve Malt Sanayii AS	2,882	36,125
Arcelik AS	3,288	20,725
BIM Birlesik Magazalar AS	2,956	65,000
Coca-Cola Icecek AS	1,062	28,221
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	26,420	33,810
Enka Insaat ve Sanayi AS	6,508	18,118
Eregli Demir ve Celik Fabrikalari TAS	19,466	29,001
Ford Otomotiv Sanayi AS	976	12,956
Haci Omer Sabanci Holding AS	12,768	62,188
KOC Holding AS	8,816	43,571
Koza Altin Isletmeleri AS	662	6,607
TAV Havalimanlari Holding AS	2,274	18,134
Tofas Turk Otomobil Fabrikasi AS	1,738	10,789
Turk Hava Yollari AO	7,676	26,134
Turk Telekomunikasyon AS	7,338	21,269
Turkcell Iletisim Hizmetleri ASa	12,236	76,833
Turkiye Garanti Bankasi AS	32,120	131,136
Turkiye Halk Bankasi AS	8,690	67,638
Turkiye Is Bankasi AS Class C	21,900	62,431
Turkiye Petrol Rafinerileri AS	1,742	42,423
Turkiye Sise ve Cam Fabrikalari AS	7,574	10,524
Turkiye Vakiflar Bankasi TAO Class D	10,428	25,196
Ulker Biskuvi Sanayi AS	2,102	17,766
Yapi ve Kredi Bankasi ASb	12,090	28,230

		992,585
UNITED ARAB EMIRATES — 3.27%
Abu Dhabi Commercial Bank PJSC	15,562	39,742

Security	Shares	Value

Aldar Properties PJSC	43,730	$52,386
Arabtec Holding Co.[a]	15,280	27,873
DP World Ltd.	2,308	50,014
Dubai Financial Market PJSC	16,964	19,629
Dubai Islamic Bank PJSC	7,148	15,083
Emaar Properties PJSC	24,888	70,810
First Gulf Bank PJSC	5,966	29,156
National Bank of Abu Dhabi PJSC	8,562	40,212

		344,905

TOTAL COMMON STOCKS (Cost: $10,310,010)		10,295,518

PREFERRED STOCKS — 1.42%

RUSSIA — 1.42%
AK Transneft OAO	22	50,427
Sberbank of Russia	14,000	27,674
Surgutneftegas OJSC	96,400	71,797

		149,898

TOTAL PREFERRED STOCKS (Cost: $149,592)		149,898

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.13%[d,e,f]	98,329	98,329
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	5,722	5,722

		104,051

TOTAL SHORT-TERM INVESTMENTS (Cost: $104,051)		104,051

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $10,563,653)		10,549,467
Other Assets, Less Liabilities — 0.01%		808

NET ASSETS — 100.00%		$10,550,275

SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

59

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 90.68%

BRAZIL — 6.96%
Cosan SA Industria e Comercio	800	$13,425
Petroleo Brasileiro SA	10,502	73,695
Ultrapar Participacoes SA	1,801	43,237

		130,357
CHILE — 1.65%
Empresas Copec SA	2,321	30,848

		30,848
CHINA — 21.68%
China Coal Energy Co. Class Ha	28,000	15,963
China Oilfield Services Ltd. Class H	10,001	24,664
China Petroleum & Chemical Corp. Class H	96,402	87,413
China Shenhua Energy Co. Ltd. Class H	17,000	46,595
CNOOC Ltd.	69,001	118,370
Kunlun Energy Co. Ltd.	4,000	6,521
PetroChina Co. Ltd. Class H	80,000	95,447
Yanzhou Coal Mining Co. Ltd. Class Ha	14,002	11,035

		406,008
COLOMBIA — 2.33%
Ecopetrol SA	24,203	43,643

		43,643
HUNGARY — 0.79%
MOL Hungarian Oil and Gas PLC	255	14,713

		14,713
INDIA — 8.79%
Bharat Petroleum Corp. Ltd.	1,296	11,447
Cairn India Ltd.	2,705	15,457
Coal India Ltd.	3,063	19,226
Oil & Natural Gas Corp. Ltd.	4,016	25,700
Oil India Ltd.	940	9,068
Reliance Industries Ltd.	4,647	83,731

		164,629
INDONESIA — 1.46%
PT Adaro Energy Tbk	107,002	11,227
PT Bukit Asam (Persero) Tbk	8,500	7,790
PT Indo Tambangraya Megah Tbk	3,400	8,344

		27,361
MALAYSIA — 2.46%
Bumi Armada Bhd[b]	7,201	7,889
Petronas Dagangan Bhd	1,701	13,363
Sapurakencana Petroleum Bhd[b]	19,101	24,790

		46,042

Security	Shares	Value

POLAND — 2.54%
Grupa Lotos SAb	620	$7,611
Polski Koncern Naftowy Orlen SA	1,698	23,635
Polskie Gornictwo Naftowe i Gazownictwo SA	10,638	16,324

		47,570
RUSSIA — 24.59%
Gazprom OAO	47,970	194,697
LUKOIL OAO	1,942	109,742
NovaTek OAO SP GDR[c]	433	50,228
Rosneft Oil Co. OJSC	5,742	37,529
Surgutneftegas OJSC	37,802	27,894
Tatneft OAO Class S	6,841	40,258

		460,348
SOUTH AFRICA — 7.03%
Exxaro Resources Ltd.	950	12,429
Sasol Ltd.	2,118	119,122

		131,551
SOUTH KOREA — 3.27%
GS Holdings Corp.	330	14,022
S-Oil Corp.	282	15,231
SK Innovation Co. Ltd.	306	31,944

		61,197
TAIWAN — 0.91%
Formosa Petrochemical Corp.	7,000	17,112

		17,112
THAILAND — 5.26%
Banpu PCL NVDR	9,700	8,568
IRPC PCL NVDR	84,500	9,112
PTT Exploration & Production PCL NVDR	6,933	32,416
PTT PCL NVDR	4,302	38,525
Thai Oil PCL NVDR	6,501	9,852

		98,473
TURKEY — 0.96%
Turkiye Petrol Rafinerileri AS	741	18,046

		18,046

TOTAL COMMON STOCKS (Cost: $2,086,050)		1,697,898

PREFERRED STOCKS — 8.86%

BRAZIL — 6.48%
Petroleo Brasileiro SA	16,300	121,284

		121,284

60

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

May 31, 2014

Security	Shares	Value

RUSSIA — 2.38%
AK Transneft OAO	8	$18,337
Surgutneftegas OJSC	35,202	26,218

		44,555

TOTAL PREFERRED STOCKS
(Cost: $264,817)		165,839

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	14,672	14,672
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	854	854
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,016	1,016

		16,542

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,542)		16,542

TOTAL INVESTMENTS IN SECURITIES — 100.42%
(Cost: $2,367,409)		1,880,279
Other Assets, Less Liabilities — (0.42)%		(7,772)

NET ASSETS — 100.00%		$1,872,507

NVDR — Non-Voting Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

61

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 95.46%

BRAZIL — 7.67%
ALL — America Latina Logistica SA	1,400	$5,056
AMBEV SA	13,500	95,455
Anhanguera Educacional Participacoes SA	1,200	8,613
Banco Bradesco SA	880	12,539
BB Seguridade Participacoes SA	1,800	22,871
BR Malls Participacoes SA	1,200	9,903
BR Properties SA	600	4,788
BRF SA	1,800	38,687
CCR SA	2,600	20,366
CETIP SA — Mercados Organizados	600	7,752
Cielo SA	2,160	38,548
Companhia Siderurgica Nacional SA	600	2,298
Cosan SA Industria e Comercio	400	6,712
EcoRodovias Infraestrutura e Logistica SA	400	2,589
Embraer SA	2,000	18,181
Estacio Participacoes SA	600	7,193
Fibria Celulose SAa	400	3,772
Hypermarcas SA	1,000	8,074
JBS SA	1,800	6,019
Klabin SA	1,400	7,140
Kroton Educacional SA	600	15,212
Localiza Rent A Car SA	410	6,489
Lojas Americanas SA	500	2,530
Lojas Renner SA	400	12,075
Multiplan Empreendimentos Imobiliarios SA	200	4,285
Natura Cosmeticos SA	400	6,885
Odontoprev SA	800	3,388
Qualicorp SAa	400	4,208
Raia Drogasil SA	600	5,082
Souza Cruz SA	600	6,139
Totvs SA	400	6,965
Ultrapar Participacoes SA	1,000	24,007
WEG SA	780	9,045

		432,866
CHILE — 1.34%
Cencosud SA	3,256	11,482
Empresas Copec SA	1,190	15,816
Enersis SA	19,774	6,402
LATAM Airlines Group SA	932	13,457
S.A.C.I. Falabella SA	2,658	24,811
Vina Concha y Toro SA	1,795	3,682

		75,650
CHINA — 17.99%
AAC Technologies Holdings Inc.[b]	2,000	11,802
Anhui Conch Cement Co. Ltd. Class Hb	4,000	14,395
AviChina Industry & Technology Co. Ltd. Class H	8,000	4,324
Beijing Capital International Airport Co. Ltd. Class H	8,000	5,490
Beijing Enterprises Holdings Ltd.	1,000	8,545
Beijing Enterprises Water Group Ltd.	8,000	5,118
Belle International Holdings Ltd.	8,000	7,935
Biostime International Holdings Ltd.	1,000	6,746
Brilliance China Automotive Holdings Ltd.	8,000	13,270

Security	Shares	Value

BYD Co. Ltd. Class Ha,b	2,000	$9,803
China Cinda Asset Management Co. Ltd.[a,b]	6,000	2,863
China Everbright International Ltd.	8,000	10,185
China Gas Holdings Ltd.	4,000	6,470
China Huishan Dairy Holdings Co. Ltd.[a]	12,000	2,848
China Life Insurance Co. Ltd. Class H	22,000	60,441
China Longyuan Power Group Corp. Ltd. Class H	8,000	8,895
China Mengniu Dairy Co. Ltd.	4,000	19,631
China Minsheng Banking Corp. Ltd. Class H	4,000	4,107
China Oilfield Services Ltd. Class H	4,000	9,865
China Overseas Land & Investment Ltd.[b]	12,000	31,266
China Pacific Insurance (Group) Co. Ltd. Class H	7,200	24,053
China Resources Enterprise Ltd.	4,000	11,222
China Resources Gas Group Ltd.	4,000	12,253
China Resources Land Ltd.[b]	4,000	8,100
China Resources Power Holdings Co. Ltd.	4,000	10,499
China Shipping Container Lines Co. Ltd. Class Ha,b	14,000	3,377
China State Construction International Holdings Ltd.	4,000	6,924
China Taiping Insurance Holdings Co. Ltd.[a]	2,400	4,185
China Unicom (Hong Kong) Ltd.	12,000	17,954
CITIC 21CN Co. Ltd.[a]	8,000	6,387
CNOOC Ltd.	52,000	89,205
Country Garden Holdings Co. Ltd.	2,000	841
CSPC Pharmaceutical Group Ltd.	4,000	3,152
CSR Corp Ltd. Class H	6,000	4,442
Dongfeng Motor Group Co. Ltd. Class H	8,000	12,279
ENN Energy Holdings Ltd.	4,000	28,299
Evergrande Real Estate Group Ltd.[b]	8,000	3,539
GCL-Poly Energy Holdings Ltd.[a]	18,000	5,595
Geely Automobile Holdings Ltd.[b]	20,000	7,481
Golden Eagle Retail Group Ltd.	2,000	2,443
Great Wall Motor Co. Ltd. Class H	3,000	12,305
Guangzhou Automobile Group Co. Ltd. Class H	4,000	4,215
Haier Electronics Group Co. Ltd.	2,000	4,680
Haitian International Holdings Ltd.	4,000	8,771
Haitong Securities Co. Ltd. Class H	2,400	3,585
Hanergy Solar Group Ltd.[a,b]	32,000	4,664
Hengan International Group Co. Ltd.	2,000	21,218
Huaneng Power International Inc. Class H	8,000	8,451
Intime Retail Group Co. Ltd.[b]	3,000	2,914
Kingsoft Corp. Ltd.	2,000	6,049
Kunlun Energy Co. Ltd.	8,000	13,043
Lee & Man Paper Manufacturing Ltd.	4,000	1,991
Lenovo Group Ltd.	20,000	24,765
Longfor Properties Co. Ltd.[b]	4,000	5,061
New China Life Insurance Co. Ltd. Class H	1,800	5,630
People’s Insurance Co. Group of China Ltd. Class H	14,000	5,634
PICC Property and Casualty Co. Ltd. Class H	8,000	11,784
Ping An Insurance (Group) Co. of China Ltd. Class H	5,000	38,663
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	7,780
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	2,000	7,429
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,600	3,009
Shenzhou International Group Holdings Ltd.	2,000	6,978
Shimao Property Holdings Ltd.	4,000	8,059
Sihuan Pharmaceutical Holdings Group Ltd.	6,000	7,151
Sino Biopharmaceutical Ltd.	8,000	6,521
Sinopec Engineering Group Co. Ltd.	2,000	2,306
Sinopharm Group Co. Ltd. Class H	3,200	8,688
Sun Art Retail Group Ltd.[b]	7,000	8,225
Tencent Holdings Ltd.	14,000	197,370
Tingyi (Cayman Islands) Holding Corp.	4,000	11,402
Uni-President China Holdings Ltd.[b]	4,000	3,106
Want Want China Holdings Ltd.	18,000	25,121

62

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2014

Security	Shares	Value

Weichai Power Co. Ltd. Class H	2,000	$7,468
Yingde Gases Group Co. Ltd.	3,000	3,281
Zhongsheng Group Holdings Ltd.[b]	2,000	2,507
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	5,882
ZTE Corp. Class Ha	1,600	3,087

		1,015,022
COLOMBIA — 0.57%
Almacenes Exito SA	404	6,478
Cementos Argos SA	1,006	5,712
Cemex Latam Holdings SAa	424	3,888
Corporacion Financiera Colombiana SA NVS	176	3,451
Ecopetrol SA	3,926	7,079
Isagen SA ESP	3,778	5,700

		32,308
CZECH REPUBLIC — 0.28%
Komercni Banka AS	56	12,911
Telefonica Czech Republic AS	206	2,986

		15,897
GREECE — 0.90%
Alpha Bank AEa	4,027	3,792
Eurobank Ergasias SAa	11,138	6,231
Folli Follie Group[a]	160	6,288
Hellenic Telecommunications Organization SAa	344	4,933
Jumbo SAa	288	4,299
National Bank of Greece SAa	4,334	15,495
Piraeus Bank SAa	2,200	5,404
Titan Cement Co. SAa	140	4,243

		50,685
HUNGARY — 0.23%
OTP Bank PLC	322	7,042
Richter Gedeon Nyrt	306	5,748

		12,790
INDIA — 6.33%
Adani Enterprises Ltd.	471	3,817
Adani Ports and Special Economic Zone Ltd.	1,216	4,682
Apollo Hospitals Enterprise Ltd.	113	1,736
Asian Paints Ltd.	800	6,872
Aurobindo Pharma Ltd.	496	5,622
Bharti Airtel Ltd.	1,708	9,946
Cipla Ltd.	972	6,326
Dabur India Ltd.	1,222	3,897
Divi’s Laboratories Ltd.	190	4,100
Dr. Reddy’s Laboratories Ltd.	290	12,076
GlaxoSmithKline Consumer Healthcare Ltd.[a]	32	2,391
Godrej Consumer Products Ltd.	338	4,458
HCL Technologies Ltd.	624	14,980
HDFC Bank Ltd.	1,147	15,388
Hindustan Unilever Ltd.	1,866	19,053
Housing Development Finance Corp. Ltd.	2,752	40,835
Idea Cellular Ltd.	2,042	4,764
ITC Ltd.	6,298	36,425
Jaiprakash Associates Ltd.	3,153	3,898
Kotak Mahindra Bank Ltd.	814	11,966

Security	Shares	Value

Larsen & Toubro Ltd.	934	$24,429
Mahindra & Mahindra Financial Services Ltd.	650	3,332
Nestle India Ltd.	36	3,023
Ranbaxy Laboratories Ltd.[a]	198	1,499
Siemens Ltd.	251	3,685
Sun Pharmaceuticals Industries Ltd.	1,748	18,064
Tata Consultancy Services Ltd.	1,350	48,922
Tata Motors Ltd.	2,074	14,568
Tech Mahindra Ltd.	194	6,314
Ultratech Cement Ltd.	96	3,870
United Breweries Ltd.	263	3,359
United Spirits Ltd.	270	12,877

		357,174
INDONESIA — 2.53%
PT Astra International Tbk	19,000	11,514
PT Bank Central Asia Tbk	36,000	33,225
PT Bank Rakyat Indonesia (Persero) Tbk	15,000	13,105
PT Bumi Serpong Damai Tbk	24,000	3,310
PT Charoen Pokphand Indonesia Tbk	21,000	6,790
PT Global Mediacom Tbk	18,000	3,161
PT Gudang Garam Tbk	1,400	6,242
PT Indocement Tunggal Prakarsa Tbk	4,000	7,760
PT Indofood CBP Sukses Makmur Tbk	4,000	3,495
PT Jasa Marga (Persero) Tbk	6,000	3,019
PT Kalbe Farma Tbk	70,000	9,233
PT Lippo Karawaci Tbk	61,000	5,408
PT Matahari Department Store Tbk[a]	4,000	4,976
PT Media Nusantara Citra Tbk	16,000	3,878
PT Semen Gresik (Persero) Tbk	8,000	10,090
PT Surya Citra Media Tbk	14,000	3,801
PT Tower Bersama Infrastructure Tbk[a]	6,000	3,944
PT Unilever Indonesia Tbk	4,000	9,979

		142,930
MALAYSIA — 3.92%
Astro Malaysia Holdings Bhd	5,000	5,291
Axiata Group Bhd	7,200	15,529
British American Tobacco (Malaysia) Bhd	200	3,915
Bumi Armada Bhd[a]	3,600	3,944
Dialog Group Bhd	5,400	6,151
DiGi.Com Bhd	9,200	15,519
Felda Global Ventures Holdings Bhd	3,400	4,487
Gamuda Bhd	4,500	6,162
Genting Bhd	3,200	9,691
Genting Plantations Bhd	800	2,799
IHH Healthcare Bhd[a]	6,000	7,675
IJM Corp. Bhd	2,000	4,164
IOI Corp. Bhd	7,800	11,968
Kuala Lumpur Kepong Bhd	1,600	11,912
Malaysia Airports Holdings Bhd	1,600	3,765
MMC Corp. Bhd	2,200	1,856
Petronas Dagangan Bhd	600	4,713
Petronas Gas Bhd	1,800	13,726
Public Bank Bhd	6,212	41,761
Sapurakencana Petroleum Bhd[a]	10,400	13,498
Tenaga Nasional Bhd	7,800	29,277
UEM Sunrise Bhd	4,800	3,063

		220,866

63

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2014

Security	Shares	Value

MEXICO — 5.05%
Alfa SAB de CV Series A	7,400	$20,690
America Movil SAB de CV Series L	50,800	49,069
Cemex SAB de CV CPO[a]	10,000	12,869
Compartamos SAB de CV	3,000	5,311
El Puerto de Liverpool SAB de CV Series C1	600	6,775
Genomma Lab Internacional SAB de CV Series Ba,b	2,200	5,609
Gruma SAB de CV Series Ba	600	6,309
Grupo Bimbo SAB de CV Series A	4,800	13,876
Grupo Carso SAB de CV Series A1	1,000	5,185
Grupo Financiero Banorte SAB de CV Series O	4,600	33,237
Grupo Financiero Inbursa SAB de CV Series O	4,200	11,498
Grupo Televisa SAB de CV CPO	7,200	48,593
Mexichem SAB de CVb	3,200	12,704
Minera Frisco SAB de CV Series A1[a]	1,800	3,461
Promotora y Operadora Infraestructura SAB de CVa	800	11,177
Wal-Mart de Mexico SAB de CV Series V	15,200	38,684

		285,047
PERU — 0.45%
Credicorp Ltd.	74	11,562
Southern Copper Corp.	458	13,612

		25,174
PHILIPPINES — 0.97%
Alliance Global Group Inc.	5,000	3,388
Ayala Corp.	220	3,107
Ayala Land Inc.	16,000	10,970
Bank of the Philippine Islands	1,722	3,326
DMCI Holdings Inc.	4,000	6,513
International Container Terminal Services Inc.	2,400	5,924
Jollibee Foods Corp.	1,240	5,076
SM Investments Corp.	348	6,251
SM Prime Holdings Inc.	7,200	2,758
Universal Robina Corp.	2,200	7,492

		54,805
POLAND — 1.65%
Alior Bank SAa	118	3,251
Bank Millennium SA	1,094	2,978
Bank Pekao SA	350	21,425
Bank Zachodni WBK SA	78	9,421
Cyfrowy Polsat SA	644	4,629
Energa SA	888	5,536
Eurocash SA	200	2,871
Grupa Azoty SA	124	3,257
mBank SA	40	6,547
Powszechna Kasa Oszczednosci Bank Polski SA	2,472	33,120

		93,035
QATAR — 0.44%
Barwa Real Estate Co.	29	344
Masraf Al Rayan QSC	601	10,831
Qatar Electricity & Water Co. QSC	9	495
Qatar National Bank	131	6,550
Vodafone Qatar QSC[a]	1,164	6,645

		24,865

Security	Shares	Value

RUSSIA — 5.08%
Alrosa AO	5,000	$5,982
Magnit OJSC SP GDR[c]	748	43,534
MegaFon OAO SP GDR[c]	264	7,928
Mobile TeleSystems OJSC SP ADR	1,474	27,254
Moscow Exchange MICEX-RTS OJSC	2,500	4,694
NovaTek OAO SP GDR[c]	260	30,160
Rosneft Oil Co. OJSC	780	5,098
Rostelecom OJSC	3,420	8,146
RusHydro OJSC	242,000	4,763
Sberbank of Russia	31,040	75,534
Severstal OAO	380	3,239
Sistema JSFC SP GDR[b,c]	476	13,637
Surgutneftegas OJSC	10,000	7,379
Tatneft OAO Class S	4,100	24,128
Uralkali OJSC	1,140	5,096
VTB Bank OJSC	14,740,000	20,269

		286,841
SOUTH AFRICA — 7.45%
Anglo American Platinum Ltd.[a,b]	150	6,392
AngloGold Ashanti Ltd.[a]	1,232	19,194
Aspen Pharmacare Holdings Ltd.	810	20,905
Assore Ltd.	80	2,570
Bidvest Group Ltd.	840	23,344
Coronation Fund Managers Ltd.	904	8,649
Discovery Ltd.	1,046	9,043
Life Healthcare Group Holdings Ltd.	2,630	10,325
Massmart Holdings Ltd.	318	4,100
Mr. Price Group Ltd.	692	11,143
MTN Group Ltd.	2,316	48,811
Nampak Ltd.	1,646	5,694
Naspers Ltd. Class N	1,110	122,364
Netcare Ltd.	2,136	5,772
Northam Platinum Ltd.[a]	829	3,329
Pick n Pay Stores Ltd.	754	4,136
Rand Merchant Insurance Holdings Ltd.	1,164	3,454
Remgro Ltd.	1,278	26,480
Sanlam Ltd.	5,518	30,818
Sappi Ltd.[a]	985	3,434
Shoprite Holdings Ltd.	1,234	19,238
SPAR Group Ltd. (The)	516	6,143
Truworths International Ltd.	1,282	9,570
Woolworths Holdings Ltd.	2,182	15,450

		420,358
SOUTH KOREA — 16.58%
AmorePacific Corp.	8	11,363
AmorePacific Group	6	4,035
Celltrion Inc.[a]	179	8,536
Cheil Industries Inc.	57	3,710
Cheil Worldwide Inc.[a]	180	4,155
CJ CheilJedang Corp.	24	7,763
CJ Corp.	44	6,146
Coway Co. Ltd.	132	11,101
Daewoo Engineering & Construction Co. Ltd.[a]	420	3,438
Daewoo International Corp.	100	3,156
Daewoo Securities Co. Ltd.[a]	420	3,578
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	100	2,632
Doosan Corp.	34	4,249

64

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2014

Security	Shares	Value

Doosan Infracore Co. Ltd.[a]	150	$1,801
E-Mart Co. Ltd.	60	13,762
Halla Visteon Climate Control Corp.	80	3,725
Hankook Tire Co. Ltd.	206	12,216
Hotel Shilla Co. Ltd.	104	9,430
Hyundai Glovis Co. Ltd.	36	9,298
Hyundai Merchant Marine Co. Ltd.[a]	1	9
Hyundai Mipo Dockyard Co. Ltd.	18	2,849
Hyundai Wia Corp.	44	7,763
Korea Aerospace Industries Ltd.	100	3,127
Korea Electric Power Corp.	710	27,211
Korea Gas Corp.[a]	81	4,629
Korean Air Lines Co. Ltd.[a]	80	2,615
Kumho Petro Chemical Co. Ltd.	48	3,820
LG Display Co. Ltd.[a]	700	18,629
LG Electronics Inc.	302	21,580
LG Household & Health Care Ltd.	26	12,997
LG Innotek Co. Ltd.[a]	30	3,749
LG Uplus Corp.	720	6,768
Lotte Chemical Corp.	46	7,259
Lotte Confectionery Co. Ltd.	2	3,452
LS Industrial Systems Co. Ltd.	46	2,908
NAVER Corp.	80	59,439
NCsoft Corp.	44	7,267
OCI Co. Ltd.[a]	50	8,577
ORION Corp.	10	8,224
Paradise Co. Ltd.	154	5,676
S1 Corp.	17	1,325
Samsung C&T Corp.	357	25,545
Samsung Electro-Mechanics Co. Ltd.	134	8,262
Samsung Electronics Co. Ltd.	312	441,302
Samsung Engineering Co. Ltd.[a]	82	6,551
Samsung Life Insurance Co. Ltd.	164	16,059
Samsung SDI Co. Ltd.	48	7,128
Samsung Securities Co. Ltd.	160	6,438
Samsung Techwin Co. Ltd.	102	5,719
SK C&C Co. Ltd.	52	8,436
SK Hynix Inc.[a]	1,520	65,779

		935,186
TAIWAN — 11.57%
Acer Inc.[a]	4,000	2,601
Cathay Financial Holding Co. Ltd.	28,496	43,620
Chailease Holding Co. Ltd.	2,200	5,525
Cheng Shin Rubber Industry Co. Ltd.	4,900	13,236
China Airlines Ltd.[a]	20,000	6,770
China Steel Corp.	28,000	22,971
Delta Electronics Inc.	6,000	39,019
Epistar Corp.	2,000	4,536
EVA Airways Corp.[a]	6,000	3,021
Formosa Chemicals & Fibre Corp.	6,000	14,387
Formosa Petrochemical Corp.	4,000	9,778
Formosa Plastics Corp.	12,000	30,695
Giant Manufacturing Co. Ltd.	2,000	15,841
Hiwin Technologies Corp.	51	524
HTC Corp.	2,000	10,672
MediaTek Inc.	4,000	64,965
Nan Ya Plastics Corp.	14,000	31,469
President Chain Store Corp.	2,000	16,541
Standard Foods Corp.	2,300	6,336
Taiwan Semiconductor Manufacturing Co. Ltd.	70,000	278,968
Uni-President Enterprises Co.	12,720	22,271

Security	Shares	Value

Vanguard International Semiconductor Corp.	2,000	$3,101
Yang Ming Marine Transport Corp.[a]	6,000	2,541
Yulon Motor Co. Ltd.	2,000	3,238

		652,626
THAILAND — 2.18%
Advanced Information Service PCL NVDR	2,800	19,531
Airports of Thailand PCL NVDR	1,400	7,996
Bangkok Dusit Medical Services PCL NVDR	10,000	5,056
BEC World PCL NVDR	3,200	4,776
Central Pattana PCL NVDR	4,400	6,299
Charoen Pokphand Foods PCL NVDR	5,600	4,733
CP All PCL NVDR	12,800	17,740
Glow Energy PCL NVDR	1,400	3,401
Home Product Center PCL NVDR	12,266	3,512
Indorama Ventures PCL NVDR	4,200	3,198
IRPC PCL NVDR	30,000	3,235
Kasikornbank PCL Foreign	1,600	9,114
Minor International PCL NVDR	4,800	3,801
Siam Cement PCL (The) Foreign	1,200	15,206
Siam Commercial Bank PCL NVDR	2,400	11,624
TMB Bank PCL NVDR	34,800	2,438
True Corp. PCL NVDR[a]	5,600	1,211

		122,871
TURKEY — 1.67%
Akbank TAS	3,174	12,398
Anadolu Efes Biracilik ve Malt Sanayii AS	602	7,546
Arcelik AS	666	4,198
BIM Birlesik Magazalar AS	620	13,633
Coca-Cola Icecek AS	196	5,208
Eregli Demir ve Celik Fabrikalari TAS	3,828	5,703
Haci Omer Sabanci Holding AS	1,049	5,109
TAV Havalimanlari Holding AS	512	4,083
Turk Hava Yollari AO	586	1,995
Turkcell Iletisim Hizmetleri ASa	694	4,358
Turkiye Garanti Bankasi AS	6,594	26,921
Ulker Biskuvi Sanayi AS	386	3,263

		94,415
UNITED ARAB EMIRATES — 0.61%
Abu Dhabi Commercial Bank PJSC	339	866
Aldar Properties PJSC	9,687	11,604
Arabtec Holding Co.[a]	3,690	6,731
DP World Ltd.	189	4,096
Dubai Financial Market PJSC	3,774	4,367
Emaar Properties PJSC	2,397	6,820

		34,484

TOTAL COMMON STOCKS
(Cost: $4,908,580)		5,385,895

PREFERRED STOCKS — 3.92%

BRAZIL — 3.03%
Banco Bradesco SA	2,270	31,585
Companhia Brasileira de Distribuicao	400	18,154
Itau Unibanco Holding SA	7,220	112,337

65

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2014

Security	Shares	Value

Lojas Americanas SA	1,500	$8,888

		170,964
CHILE — 0.19%
Embotelladora Andina SA Class B	632	2,652
Sociedad Quimica y Minera de Chile SA Series B	262	7,906

		10,558
COLOMBIA — 0.42%
Bancolombia SA	1,202	16,758
Grupo Aval Acciones y Valores SA	10,148	6,989

		23,747
RUSSIA — 0.28%
AK Transneft OAO	4	9,168
Sberbank of Russia	3,400	6,721

		15,889

TOTAL PREFERRED STOCKS
(Cost: $248,922)		221,158

RIGHTS — 0.00%

CHINA — 0.00%
China Merchants Bank Co. Ltd. Class Ha,d	800	—
Uni-President China Holdings Ltd.[a]	800	151

		151

TOTAL RIGHTS
(Cost: $0)		151

SHORT-TERM INVESTMENTS — 2.72%

MONEY MARKET FUNDS — 2.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	144,950	144,950

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	8,435	$8,435

		153,385

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,385)		153,385

TOTAL INVESTMENTS IN SECURITIES — 102.10%
(Cost: $5,310,887)		5,760,589
Other Assets, Less Liabilities — (2.10)%		(118,674)

NET ASSETS — 100.00%		$5,641,915

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

66

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 95.57%

BRAZIL — 5.48%
AMBEV SA	1,743,700	$12,329,231
CCR SA	1,043,500	8,173,824
Cielo SA	1,040,440	18,567,938
EcoRodovias Infraestrutura e Logistica SA	1,662,800	10,763,851
Estacio Participacoes SA	129,600	1,553,663
Kroton Educacional SA	97,200	2,464,396
Natura Cosmeticos SA	261,000	4,492,637
Souza Cruz SA	914,600	9,357,825
Totvs SA	554,400	9,654,205
Tractebel Energia SA	1,076,400	15,932,093
Transmissora Alianca de Energia Eletrica SA	554,200	4,793,241
Ultrapar Participacoes SA	324,400	7,788,030

		105,870,934
CHILE — 4.65%
AES Gener SA	5,259,364	2,761,133
Aguas Andinas SA Series A	20,311,514	13,132,400
Banco de Chile	193,879,293	25,812,332
Banco de Credito e Inversiones	130,391	7,488,714
Colbun SA	44,501,391	11,014,284
Compania Cervecerias Unidas SA	162,324	1,916,309
CorpBanca SA	593,934,564	7,076,245
Empresa Nacional de Electricidad SA	7,678,029	11,266,331
Empresa Nacional de Telecomunicaciones SA	162,705	2,043,573
S.A.C.I. Falabella SA	244,118	2,278,698
Vina Concha y Toro SA	2,479,922	5,087,319

		89,877,338
CHINA — 20.99%
AAC Technologies Holdings Inc.[a]	987,000	5,824,267
Agricultural Bank of China Ltd. Class H	14,020,000	6,256,870
Bank of China Ltd. Class H	37,851,000	18,015,103
Bank of Communications Co. Ltd. Class H	2,282,000	1,527,622
Beijing Enterprises Holdings Ltd.	1,784,000	15,244,520
China BlueChemical Ltd. Class H	1,968,000	1,053,431
China CITIC Bank Corp. Ltd. Class H	3,912,000	2,275,665
China Communications Services Corp. Ltd. Class H	11,880,000	5,638,937
China Construction Bank Corp. Class H	19,116,000	14,029,504
China Gas Holdings Ltd.	6,600,000	10,675,162
China Life Insurance Co. Ltd. Class H	1,304,000	3,582,533
China Mengniu Dairy Co. Ltd.	2,282,000	11,199,621
China Minsheng Banking Corp. Ltd. Class H	980,500	1,006,685
China Mobile Ltd.	2,607,000	25,505,253
China Pacific Insurance (Group) Co. Ltd. Class H	712,800	2,381,225
China Petroleum & Chemical Corp. Class H	12,126,000	10,995,270
China Resources Enterprise Ltd.	652,000	1,829,110
China Resources Gas Group Ltd.	7,128,000	21,835,559
China Resources Power Holdings Co. Ltd.	3,260,000	8,556,872
China Telecom Corp. Ltd. Class H	6,524,000	3,281,796
China Vanke Co. Ltd. Class B	978,576	1,539,882
CSPC Pharmaceutical Group Ltd.	3,240,000	2,553,402
ENN Energy Holdings Ltd.	332,000	2,348,809
Guangdong Investment Ltd.	11,084,000	12,294,985
Haier Electronics Group Co. Ltd.[a]	701,000	1,640,168

Security	Shares	Value

Hanergy Solar Group Ltd.[a,b]	28,248,000	$4,117,174
Hengan International Group Co. Ltd.	1,631,000	17,303,059
Huaneng Power International Inc. Class H	1,308,000	1,381,735
Industrial and Commercial Bank of China Ltd. Class H	17,282,000	11,234,598
Inner Mongolia Yitai Coal Co. Ltd. Class B	9,602,527	12,214,414
Jiangsu Expressway Co. Ltd. Class H	10,436,000	12,531,896
Kunlun Energy Co. Ltd.	3,962,000	6,459,435
Lenovo Group Ltd.	11,892,000	14,725,130
PetroChina Co. Ltd. Class H	3,246,000	3,872,784
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,304,000	1,268,183
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,338,900	11,920,774
Shenzhou International Group Holdings Ltd.[b]	3,300,000	11,513,682
Sihuan Pharmaceutical Holdings Group Ltd.	4,860,000	5,792,169
Sino Biopharmaceutical Ltd.	11,712,000	9,547,313
Sinopec Engineering Group Co. Ltd.	1,809,000	2,085,975
Sinopharm Group Co. Ltd. Class H	388,800	1,055,629
SOHO China Ltd.	15,312,000	12,027,690
Sun Art Retail Group Ltd.[a]	17,109,500	20,104,289
Tencent Holdings Ltd.	972,000	13,703,120
Tingyi (Cayman Islands) Holding Corp.	5,404,000	15,404,253
Tsingtao Brewery Co. Ltd. Class H	1,002,000	7,883,709
Uni-President China Holdings Ltd.[a]	2,616,000	2,031,268
Want Want China Holdings Ltd.	1,956,000	2,729,789
Zhejiang Expressway Co. Ltd. Class H	12,392,000	12,275,400
ZTE Corp. Class Hb	856,800	1,653,271

		405,928,990
COLOMBIA — 1.15%
Almacenes Exito SA	178,292	2,858,821
Corporacion Financiera Colombiana SA NVS	179,195	3,513,905
Ecopetrol SA	6,218,448	11,213,246
Grupo Argos SA	405,379	4,581,998

		22,167,970
CZECH REPUBLIC — 0.67%
Telefonica Czech Republic AS	892,772	12,940,555

		12,940,555
EGYPT — 0.62%
Commercial International Bank (Egypt) SAE	2,037,866	10,285,732
Telecom Egypt Co.	849,842	1,625,912

		11,911,644
INDIA — 1.81%
Cipla Ltd.	1,545,404	10,057,287
Dabur India Ltd.	1,478,088	4,713,922
Divi’s Laboratories Ltd.	179,820	3,880,631
Dr. Reddy’s Laboratories Ltd.	117,638	4,898,730
Hindustan Unilever Ltd.	99,792	1,018,946
Sun Pharmaceuticals Industries Ltd.	912,110	9,425,960
Tata Consultancy Services Ltd.	27,216	986,275

		34,981,751
INDONESIA — 4.47%
PT Astra Agro Lestari Tbk	1,666,400	3,900,161
PT Bank Central Asia Tbk	26,470,800	24,430,224
PT Bank Danamon Indonesia Tbk	14,427,200	5,140,655
PT Bank Mandiri (Persero) Tbk	7,753,200	6,757,072
PT Bank Negara Indonesia (Persero) Tbk	7,521,000	3,076,041

67

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2014

Security	Shares	Value

PT Indocement Tunggal Prakarsa Tbk	586,200	$1,137,253
PT Indofood Sukses Makmur Tbk	4,550,900	2,660,376
PT Jasa Marga (Persero) Tbk	19,602,000	9,863,961
PT Kalbe Farma Tbk	18,014,400	2,376,204
PT Perusahaan Gas Negara (Persero) Tbk	4,244,400	1,972,237
PT Telekomunikasi Indonesia (Persero) Tbk	56,991,700	12,569,904
PT Unilever Indonesia Tbk	5,070,000	12,647,859

		86,531,947
MALAYSIA — 8.95%
Astro Malaysia Holdings Bhd	945,400	1,000,423
Axiata Group Bhd	2,754,000	5,940,000
Berjaya Sports Toto Bhd	3,482,597	4,140,529
Hong Leong Bank Bhd	3,747,100	16,187,286
IHH Healthcare Bhd[b]	15,876,000	20,308,235
Malayan Banking Bhd	9,201,600	28,294,992
Maxis Bhd	9,947,000	20,339,804
Petronas Chemicals Group Bhd	3,193,200	6,698,465
Petronas Dagangan Bhd	1,921,200	15,092,153
Petronas Gas Bhd	1,652,600	12,601,525
Public Bank Bhd	4,699,800	31,595,294
Sime Darby Bhd	2,347,800	6,978,366
Tenaga Nasional Bhd	1,043,400	3,916,403

		173,093,475
MEXICO — 1.78%
Arca Continental SAB de CV	260,800	1,696,512
Coca-Cola FEMSA SAB de CV Series L	293,400	3,372,555
El Puerto de Liverpool SAB de CV Series C1	1,597,600	18,039,962
Fibra Uno Administracion SAB de CV	356,400	1,088,712
Grupo Aeroportuario del Pacifico SAB de CV Series B	716,400	4,400,779
Grupo Aeroportuario del Sureste SAB de CV Series B	226,800	2,920,545
Wal-Mart de Mexico SAB de CV Series V	1,108,600	2,821,358

		34,340,423
PERU — 1.32%
Compania de Minas Buenaventura SA SP ADR	177,876	1,901,494
Credicorp Ltd.	150,668	23,541,875

		25,443,369
PHILIPPINES — 2.91%
Aboitiz Power Corp.	3,855,600	3,172,245
Bank of the Philippine Islands	6,281,864	12,131,585
BDO Unibank Inc.	1,036,800	2,094,689
International Container Terminal Services Inc.	2,822,060	6,965,661
Jollibee Foods Corp.	1,610,290	6,591,314
Metropolitan Bank & Trust Co.	2,700,330	5,153,184
Philippine Long Distance Telephone Co.	312,660	20,150,867

		56,259,545
POLAND — 0.24%
Bank Zachodni WBK SA	38,556	4,656,798

		4,656,798
QATAR — 0.77%
Commercial Bank of Qatar QSC (The)	74,088	1,461,406
Ooredoo QSC	48,276	2,055,709
Qatar Electricity & Water Co. QSC	137,397	7,549,286

Security	Shares	Value

Qatar Islamic Bank SAQ	77,080	$2,327,223
Qatar National Bank	30,456	1,522,800

		14,916,424
RUSSIA — 0.92%
LUKOIL OAO	205,419	11,608,237
Rosneft Oil Co. OJSC	959,180	6,269,003

		17,877,240
SOUTH AFRICA — 7.30%
Aspen Pharmacare Holdings Ltd.	314,930	8,127,850
Bidvest Group Ltd.	185,033	5,142,200
Discovery Ltd.	493,428	4,265,847
Foschini Group Ltd. (The)	177,406	1,893,951
Growthpoint Properties Ltd.	974,204	2,163,108
Liberty Holdings Ltd.	344,418	4,214,209
Life Healthcare Group Holdings Ltd.	4,107,024	16,123,477
Mediclinic International Ltd.	126,036	999,714
Mr. Price Group Ltd.	153,252	2,467,815
MTN Group Ltd.	56,700	1,194,992
Nedbank Group Ltd.	383,940	8,048,637
Pick n Pay Stores Ltd.[a]	855,920	4,695,379
PPC Ltd.	1,774,588	5,449,308
Redefine Properties Ltd.	6,609,924	5,808,177
Remgro Ltd.	622,404	12,895,899
Sasol Ltd.	101,088	5,685,475
Shoprite Holdings Ltd.	616,576	9,612,381
SPAR Group Ltd. (The)	390,072	4,643,824
Standard Bank Group Ltd.	1,671,840	22,375,447
Tiger Brands Ltd.	120,256	3,408,697
Truworths International Ltd.	569,668	4,252,696
Vodacom Group Ltd.[a]	639,900	7,758,306

		141,227,389
SOUTH KOREA — 10.86%
AmorePacific Corp.	12,315	17,491,115
AmorePacific Group	4,860	3,267,947
Cheil Industries Inc.[a]	77,908	5,070,664
CJ CheilJedang Corp.	11,666	3,773,554
Dongbu Insurance Co. Ltd.	231,575	13,097,312
E-Mart Co. Ltd.	12,927	2,965,025
Hyundai Marine & Fire Insurance Co. Ltd.	460,754	13,074,719
Hyundai Wia Corp.	11,208	1,977,495
Kangwon Land Inc.	359,640	10,734,207
Korea Electric Power Corp.	97,600	3,740,600
KT Corp.	379,080	11,295,856
KT&G Corp.	343,397	27,937,611
LG Household & Health Care Ltd.[a]	3,564	1,781,651
Lotte Shopping Co. Ltd.	8,748	2,555,287
NAVER Corp.	3,194	2,373,115
ORION Corp.	8,100	6,661,341
S1 Corp.	148,997	11,610,725
Samsung Electro-Mechanics Co. Ltd.	12,960	799,043
Samsung Electronics Co. Ltd.	6,544	9,256,020
Samsung Fire & Marine Insurance Co. Ltd.	46,332	11,807,802
Samsung Life Insurance Co. Ltd.	102,060	9,993,917
Samsung SDI Co. Ltd.[a]	33,004	4,901,104
SK C&C Co. Ltd.	41,639	6,754,807
SK Telecom Co. Ltd.	67,141	14,445,647
Yuhan Corp.	72,576	12,556,032

		209,922,596

68

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2014

Security	Shares	Value

TAIWAN — 16.93%
Advanced Semiconductor Engineering Inc.	1,629,000	$2,064,398
Advantech Co. Ltd.	2,608,000	19,308,532
Asia Cement Corp.	9,053,201	11,789,948
ASUSTeK Computer Inc.	824,000	9,095,863
Chicony Electronics Co. Ltd.	608,000	1,644,422
China Airlines Ltd.[b]	17,496,828	5,922,623
China Steel Corp.	16,005,468	13,130,830
Chunghwa Telecom Co. Ltd.	9,128,000	29,223,725
Compal Electronics Inc.	1,296,000	1,067,556
Delta Electronics Inc.	652,000	4,240,049
EVA Airways Corp.[b]	2,592,000	1,305,271
Far EasTone Telecommunications Co. Ltd.	9,489,000	21,550,446
Feng Hsin Iron & Steel Co. Ltd.	1,726,000	2,480,886
First Financial Holding Co. Ltd.	10,462,093	6,489,634
Formosa Chemicals & Fibre Corp.	338,300	811,184
Formosa Petrochemical Corp.	3,260,000	7,969,118
Formosa Plastics Corp.	2,751,840	7,038,940
Formosa Taffeta Co. Ltd.	4,566,000	5,017,415
Foxconn Technology Co. Ltd.	746,000	1,721,605
Giant Manufacturing Co. Ltd.	824,000	6,526,488
Hua Nan Financial Holdings Co. Ltd.	20,814,800	12,737,876
Kinsus Interconnect Technology Corp.	1,944,000	8,881,893
Lite-On Technology Corp.	11,158,301	18,085,189
MediaTek Inc.	324,000	5,262,143
President Chain Store Corp.	1,304,000	10,784,946
ScinoPharm Taiwan Ltd.	2,061,360	4,935,907
Standard Foods Corp.	660,000	1,818,079
Synnex Technology International Corp.	4,894,000	7,923,953
Taiwan Cement Corp.	4,862,000	7,231,669
Taiwan Cooperative Financial Holding Co. Ltd.	35,490,876	19,470,241
Taiwan Mobile Co. Ltd.	7,498,000	24,730,360
Taiwan Semiconductor Manufacturing Co. Ltd.	7,209,000	28,729,736
Transcend Information Inc.	1,956,000	7,110,237
TSRC Corp.	1,705,100	2,502,023
U-Ming Marine Transport Corp.	4,240,000	7,140,785
United Microelectronics Corp.	3,588,000	1,681,193

		327,425,163
THAILAND — 2.22%
Advanced Information Service PCL NVDR	941,300	6,565,876
Bangkok Bank PCL NVDR[a]	1,552,300	8,747,350
Bangkok Dusit Medical Services PCL NVDR	11,390,200	5,759,285
CP All PCL NVDR[a]	5,830,900	8,081,204
Kasikornbank PCL NVDR	732,500	4,183,483
PTT Exploration & Production PCL NVDR	680,500	3,181,747
PTT PCL NVDR	722,500	6,470,149

		42,989,094
UNITED ARAB EMIRATES — 1.53%
DP World Ltd.	248,878	5,393,186
First Gulf Bank PJSC	714,970	3,494,116
National Bank of Abu Dhabi PJSC	4,396,518	20,648,235

		29,535,537

TOTAL COMMON STOCKS (Cost: $1,790,469,221)		1,847,898,182

Security	Shares	Value

PREFERRED STOCKS — 3.30%

BRAZIL — 0.41%
AES Tiete SA	786,800	$6,001,716
Companhia Energetica de Minas Gerais	142,886	992,471
Companhia Paranaense de Energia Class B	67,000	962,712

		7,956,899
COLOMBIA — 1.87%
Banco Davivienda SA	802,056	12,413,600
Grupo Argos SA	460,934	5,020,925
Grupo de Inversiones Suramericana SA	924,617	18,714,483

		36,149,008
RUSSIA — 0.41%
AK Transneft OAO	1,972	4,520,085
Surgutneftegas OJSC	4,683,800	3,488,419

		8,008,504
SOUTH KOREA — 0.61%
Samsung Electronics Co. Ltd.	10,807	11,726,474

		11,726,474

TOTAL PREFERRED STOCKS (Cost: $59,878,500)		63,840,885

RIGHTS — 0.00%

CHINA — 0.00%
Uni-President China Holdings Ltd.[b]	264,000	49,715

		49,715

TOTAL RIGHTS (Cost: $0)		49,715

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	37,556,879	37,556,879

69

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,185,608	$2,185,608

		39,742,487

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,742,487)		39,742,487

TOTAL INVESTMENTS IN SECURITIES — 100.93% (Cost: $1,890,090,208)		1,951,531,269
Other Assets, Less Liabilities — (0.93)%		(17,988,581)

NET ASSETS — 100.00%		$1,933,542,688

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

70

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.61%

BRAZIL — 4.92%
Aliansce Shopping Centers SA	12,500	$100,923
Alupar Investimento SA Units	4,800	36,379
Arezzo Industria e Comercio SA	5,700	72,424
Autometal SA	4,200	35,165
B2W Companhia Global do Varejo[a]	5,600	71,403
Brasil Brokers Participacoes SA	14,000	24,217
Brasil Insurance Participacoes e Administracao SA	6,400	22,826
Brazil Pharma SAa	8,400	14,043
Companhia Hering SA	9,600	93,088
Direcional Engenharia SA	5,600	27,837
Equatorial Energia SA	11,242	114,272
Eternit SA	12,600	49,714
Even Construtora e Incorporadora SA	22,200	67,301
EZ TEC Empreendimentos e Participacoes SA	7,000	71,902
Fleury SA	5,600	42,742
Gafisa SA	37,800	55,612
Helbor Empreendimentos SA	14,040	43,377
Iguatemi Empresa de Shopping Centers SA	5,900	58,183
International Meal Co. Holdings SA	4,200	33,461
Iochpe-Maxion SA	7,000	60,855
Julio Simoes Logistica SA	7,000	38,229
LPS Brasil — Consultoria de Imoveis SA	5,400	24,171
Marfrig Global Foods SAa	15,400	36,388
Mills Estruturas e Servicos de Engenharia SA	6,600	76,179
MRV Engenharia e Participacoes SA	22,400	68,607
Multiplus SA	5,300	77,124
PDG Realty SA Empreendimentos e Participacoes[a]	88,200	60,948
Prumo Logistica SAa	76,165	39,728
Restoque Comercio e Confeccoes de Roupas SAa	11,200	35,202
Santos Brasil Participacoes SA Units	4,400	40,488
Sao Martinho SA	4,200	71,340
SLC Agricola SA	4,200	35,670
Tecnisa SA	16,500	53,037
Tegma Gestao Logistica SA	2,700	21,787
TPI — Triunfo Participacoes e Investimentos SA	12,800	51,073
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,200	67,352
Vanguarda Agro SAa	39,310	49,947

		1,942,994
CHILE — 1.30%
Besalco SA	32,595	27,511
Compania SudAmericana de Vapores SAa	612,458	28,636
E.CL SA	34,912	45,469
Inversiones Aguas Metropolitanas SA	37,310	61,285
Parque Arauco SA	53,937	99,055
SalfaCorp SA	30,432	26,700
Sociedad Matriz SAAM SA	786,147	67,051
Sonda SA	66,935	159,337

		515,044
CHINA — 18.62%
361 Degrees International Ltd.	129,000	28,785
Ajisen (China) Holdings Ltd.	42,000	33,587

Security	Shares	Value

Anhui Expressway Co. Ltd. Class H	112,000	$64,285
Anton Oilfield Services Group	106,000	80,666
Anxin-China Holdings Ltd.	224,000	30,626
Asia Cement China Holdings Corp.	119,000	80,275
Asian Citrus Holdings Ltd.	84,000	19,177
Beijing Capital Land Ltd. Class H	126,000	41,767
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[b]	28,000	37,343
Boshiwa International Holding Ltd.[a,c]	32,000	3,096
Bosideng International Holdings Ltd.	336,000	55,907
BYD Electronic International Co. Ltd.[a]	56,000	36,693
C C Land Holdings Ltd.[b]	159,000	30,352
Carnival Group International Holdings Ltd.[a]	510,000	49,994
China Datang Corp. Renewable Power Co. Ltd. Class H	210,000	29,524
China Dongxiang (Group) Co. Ltd.	238,000	42,056
China High Speed Transmission Equipment Group Co. Ltd.[a]	96,000	65,131
China Huiyuan Juice Group Ltd.[a]	63,000	35,023
China Lilang Ltd.	106,000	68,224
China LotSynergy Holdings Ltd.	640,000	57,785
China Lumena New Materials Corp.[b]	210,000	33,858
China Medical System Holdings Ltd.[b]	83,000	97,635
China Merchants Land Ltd.	112,000	15,891
China Metal Recycling Holdings Ltd.[a,b,c]	12,000	—
China Modern Dairy Holdings Ltd.[a,b]	187,000	77,184
China Oil and Gas Group Ltd.	420,000	70,425
China Overseas Grand Oceans Group Ltd.	48,000	30,523
China Power International Development Ltd.[b]	239,000	84,466
China Power New Energy Development Co. Ltd.[a]	560,000	34,671
China Precious Metal Resources Holdings Co. Ltd.[a]	352,000	37,684
China Rare Earth Holdings Ltd.[a]	448,000	56,051
China Resources and Transportation Group Ltd.[a]	1,500,000	66,749
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	320,000	67,278
China Shanshui Cement Group Ltd.	126,000	45,830
China Shineway Pharmaceutical Group Ltd.[b]	36,000	65,936
China Singyes Solar Technologies Holdings Ltd.	54,000	74,666
China South City Holdings Ltd.	280,000	136,516
China Suntien Green Energy Corp. Ltd. Class H	154,000	52,439
China Travel International Investment Hong Kong Ltd.	446,000	89,741
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	195,000	22,134
China Water Affairs Group Ltd.	150,000	48,949
China Yongda Automobiles Services Holdings Ltd.	51,000	45,981
China Yurun Food Group Ltd.[a,b]	112,000	50,850
China ZhengTong Auto Services Holdings Ltd.	112,000	57,929
Chinasoft International Ltd.[a,b]	168,000	52,439
ChinaVision Media Group Ltd.[a]	320,000	75,533
Chongqing Machinery & Electric Co. Ltd. Class H	280,000	37,921
CIMC Enric Holdings Ltd.	56,000	79,887
CITIC Dameng Holdings Ltd.[a]	392,000	27,809
CITIC Resources Holdings Ltd.[a]	336,000	56,773
Comba Telecom Systems Holdings Ltd.[a,b]	112,000	31,204
Coolpad Group Ltd.	224,000	54,895
Cosco International Holdings Ltd.	196,000	80,645
Dah Chong Hong Holdings Ltd.	105,000	67,039
Dazhong Transportation Group Co. Ltd. Class B	75,200	46,925
Digital China Holdings Ltd.	82,000	72,894
Dongyue Group Ltd.	166,000	68,944
EverChina International Holdings Co. Ltd.[a]	510,000	23,681
Fantasia Holdings Group Co. Ltd.	238,500	26,763
First Tractor Co. Ltd. Class H	92,000	55,535
Fufeng Group Ltd.	88,400	32,952
Goldin Properties Holdings Ltd.[a]	96,000	55,102
Greatview Aseptic Packaging Co. Ltd.	64,000	50,685
Hangzhou Steam Turbine Co. Ltd. Class B	39,080	39,267
Harbin Electric Co. Ltd. Class H	108,000	64,357

71

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

HC International Inc.[a,b]	50,000	$113,247
Hengdeli Holdings Ltd.	169,600	31,501
Hi Sun Technology (China) Ltd.[a]	96,000	29,965
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	32,000	36,322
Hopewell Highway Infrastructure Ltd.	64,000	31,699
Hopson Development Holdings Ltd.[a,b]	48,000	44,762
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	128,000	24,765
Huabao International Holdings Ltd.	185,000	86,141
Hunan Nonferrous Metal Corp. Ltd. Class Ha	212,000	62,892
Jiangsu Future Land Co. Ltd. Class B	74,700	34,511
Ju Teng International Holdings Ltd.	72,000	54,885
Kaisa Group Holdings Ltd.	154,000	47,871
Kingdee International Software Group Co. Ltd.[a,b]	198,000	64,868
KWG Property Holdings Ltd.[b]	124,500	78,686
Labixiaoxin Snacks Group Ltd.[b]	70,000	27,087
Lao Feng Xiang Co. Ltd. Class B	8,000	19,712
Li Ning Co. Ltd.[a,b]	77,000	54,227
Lijun International Pharmaceutical (Holding) Co. Ltd.	192,000	77,514
Lonking Holdings Ltd.[b]	168,000	29,687
Luthai Textile Co. Ltd. Class B	55,800	74,204
MIE Holdings Corp.	112,000	20,225
Mingfa Group International Co. Ltd.[a]	176,000	48,807
Minth Group Ltd.[b]	72,000	125,000
MMG Ltd.	128,000	32,359
NetDragon Websoft Inc.[b]	21,000	37,813
New World Department Store China Ltd.	51,000	19,932
North Mining Shares Co. Ltd.[a]	1,280,000	59,435
NVC Lighting Holdings Ltd.	108,000	25,353
Peak Sport Products Co. Ltd.	186,000	50,621
Phoenix Satellite Television Holdings Ltd.	96,000	33,928
Ports Design Ltd.	42,000	18,906
Renhe Commercial Holdings Co. Ltd.[a]	812,000	42,417
REXLot Holdings Ltd.[b]	700,000	76,745
Semiconductor Manufacturing International Corp.[a]	1,584,000	134,844
Shenguan Holdings Group Ltd.	144,000	62,222
Shenzhen Expressway Co. Ltd. Class H	144,000	69,094
Shenzhen International Holdings Ltd.	79,500	94,543
Shenzhen Investment Ltd.	204,000	66,834
Shougang Concord International Enterprises Co. Ltd.[a]	1,460,000	63,086
Shougang Fushan Resources Group Ltd.	128,000	31,534
Shunfeng Photovoltaic International Ltd.[a,b]	96,000	131,006
Sino Oil And Gas Holdings Ltd.[a]	1,330,000	40,828
Sinopec Kantons Holdings Ltd.	84,000	70,317
Sinopoly Battery Ltd.[a]	320,000	20,637
Sinotrans Ltd. Class H	196,000	110,224
Sinotrans Shipping Ltd.[a]	231,000	63,762
Skyworth Digital Holdings Ltd.	140,000	66,813
Sparkle Roll Group Ltd.[a]	432,000	27,025
Springland International Holdings	80,000	33,432
Sunac China Holdings Ltd.[b]	126,000	65,008
Sunny Optical Technology Group Co Ltd.	56,000	67,174
Superb Summit International Group Ltd.[a]	320,000	43,751
TCL Communication Technology Holdings Ltd.	56,000	62,985
Tech Pro Technology Development Ltd.[a]	208,000	103,558
Texhong Textile Group Ltd.[b]	21,000	16,821
Tianjin Development Holdings Ltd.[a]	84,000	68,258
Tianjin Port Development Holdings Ltd.	306,000	47,757
Tianneng Power International Ltd.	84,000	29,578
Tibet 5100 Water Resources Holdings Ltd.[b]	126,000	47,781
Tong Ren Tang Technologies Co. Ltd. Class H	28,000	79,454
Towngas China Co. Ltd.	96,000	110,451
Travelsky Technology Ltd. Class H	112,000	95,344
Vinda International Holdings Ltd.	16,000	24,765

Security	Shares	Value

VODone Ltd.[a]	392,000	$40,955
West China Cement Ltd.	496,000	49,261
Wison Engineering Services Co. Ltd.[c]	112,000	24,313
Xingda International Holdings Ltd.	72,000	28,510
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	266,000	48,033
XTEP International Holdings Ltd.	104,000	44,267
Yanchang Petroleum International Ltd.[a]	570,000	29,408
Yip’s Chemical Holdings Ltd.	42,000	29,849
Yuexiu Real Estate Investment Trust	168,000	80,176
Yuexiu Transport Infrastructure Ltd.	102,000	55,388

		7,350,065
COLOMBIA — 0.02%
Bolsa de Valores de Colombia	858,911	9,437

		9,437
CZECH REPUBLIC — 0.10%
Pegas Nonwovens SA	608	17,954
Philip Morris CR AS	42	21,363

		39,317
EGYPT — 0.85%
Orascom Telecom Media And Technology Holding SAE SP GDR[a,b]	379,722	334,155

		334,155
GREECE — 0.91%
Ellaktor SAa	8,540	45,797
Frigoglass SAa	2,436	12,964
Hellenic Exchanges — Athens Stock Exchange SA Holding	4,760	55,405
Intralot SA	9,520	27,150
Marfin Investment Group Holdings SAa	54,404	34,743
Metka SA	3,670	66,104
Motor Oil (Hellas) Corinth Refineries SA	3,556	40,275
Mytilineos Holdings SAa	8,895	77,924

		360,362
INDIA — 6.21%
Amtek Auto Ltd.	19,296	63,449
Andhra Bank	42,882	69,124
Ashok Leyland Ltd.	199,824	109,398
Bajaj Finance Ltd.	992	33,926
Bharat Forge Ltd.	12,795	108,624
Biocon Ltd.	9,207	68,137
CESC Ltd.	11,994	117,210
Cox & Kings Ltd.	22,366	63,665
EID Parry India Ltd.[a]	19,334	64,883
Gujarat Fluorochemicals Ltd.	7,756	53,048
Gujarat Gas Co. Ltd.	6,386	40,414
Gujarat Mineral Development Corp. Ltd.	20,594	52,539
Gujarat State Petronet Ltd.	36,344	44,807
GVK Power & Infrastructure Ltd.[a]	218,148	60,361
Hexaware Technologies Ltd.	26,508	64,442
Housing Development & Infrastructure Ltd.[a]	30,968	47,534
IIFL Holdings Ltd.	31,083	57,127
Indiabulls Housing Finance Ltd.	14,574	96,399
Indian Hotels Co. Ltd.	52,728	79,908
Indraprastha Gas Ltd.	5,616	30,622
Jammu & Kashmir Bank Ltd. (The)	3,864	97,960

72

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Jindal Saw Ltd.	31,094	$47,017
Just Dial Ltd.[a]	2,296	54,680
Manappuram Finance Ltd.	58,164	20,474
MAX India Ltd.	22,092	98,571
MindTree Ltd.	4,262	108,894
PTC India Ltd.	38,406	55,701
Redington India Ltd.	35,392	62,980
SE Investments Ltd.	13,709	86,572
Syndicate Bank	29,834	71,291
Tata Global Beverages Ltd.	30,940	78,070
Thermax Ltd.	7,336	109,860
Torrent Pharmaceuticals Ltd.	8,540	88,356
UPL Ltd.	19,152	97,818
Voltas Ltd.	15,392	48,632

		2,452,493
INDONESIA — 3.47%
PT ACE Hardware Indonesia Tbk	714,000	55,041
PT Agung Podomoro Land Tbk	844,500	19,386
PT Alam Sutera Realty Tbk	916,500	39,251
PT Arwana Citramulia Tbk	504,000	42,953
PT Bank Bukopin Tbk	1,082,200	59,787
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	308,000	22,820
PT Bank Tabungan Negara (Persero) Tbk	724,423	67,634
PT Bumi Resources Tbk[a]	1,113,000	19,066
PT Ciputra Development Tbk	854,000	77,171
PT Gajah Tunggal Tbk	161,000	24,202
PT Garuda Indonesia (Persero) Tbk[a]	644,409	24,176
PT Hanson International Tbk[a]	1,015,000	54,336
PT Japfa Comfeed Indonesia Tbk	429,000	48,320
PT Kawasan Industri Jababeka Tbk	1,960,178	41,470
PT Medco Energi Internasional Tbk	145,500	40,503
PT Mitra Adiperkasa Tbk	77,000	34,131
PT MNC Investama Tbk	1,967,000	53,913
PT MNC Sky Vision Tbk	112,985	20,032
PT Multipolar Tbk	12,829	863
PT Pakuwon Jati Tbk	1,803,932	63,041
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	224,000	44,320
PT Ramayana Lestari Sentosa Tbk	369,000	39,191
PT Sampoerna Agro Tbk	154,000	31,130
PT Sentul City Tbk[a]	2,065,000	26,000
PT Sigmagold Inti Perkasa Tbk[a]	728,000	27,748
PT Sugih Energy Tbk[a]	1,052,026	42,081
PT Summarecon Agung Tbk	1,060,800	114,030
PT Surya Semesta Internusa Tbk	432,450	26,484
PT Timah (Persero) Tbk	721,096	88,014
PT Trada Maritime Tbk[a]	483,000	77,156
PT Wijaya Karya (Persero) Tbk	231,000	46,398

		1,370,648
MALAYSIA — 4.81%
Carlsberg Brewery Malaysia Bhd	22,500	86,415
DRB-Hicom Bhd	125,000	95,705
Eastern & Oriental Bhd	82,600	64,527
Hai-O Enterprise Bhd	24,388	18,369
Hibiscus Petroleum Bhd[a]	56,000	27,538
IGB Corp. Bhd	129,900	110,777
IJM Land Bhd	56,000	54,030
KNM Group Bhd[a]	201,600	46,745
KPJ Healthcare Bhd	100,150	102,862
Magnum Bhd	84,800	81,554

Security	Shares	Value

Mah Sing Group Bhd	82,620	$57,857
Malaysian Airline System Bhd[a]	625,600	35,048
Malaysian Pacific Industries Bhd	70,000	103,704
Malaysian Resources Corp. Bhd	154,000	76,688
Media Prima Bhd	95,200	76,444
OSK Holdings Bhd	108,387	57,348
POS Malaysia Bhd	71,800	110,840
QL Resources Bhd	98,700	100,451
Sarawak Oil Palms Bhd	29,400	64,235
Scomi Group Bhd[a]	451,800	59,762
Sunway Real Estate Investment Trust Bhd	191,700	82,933
TAN Chong Motor Holdings Bhd	35,700	60,000
TIME dotCom Bhd[a]	58,400	79,066
Top Glove Corp. Bhd	57,700	86,918
Wah Seong Corp. Bhd	109,946	65,358
WCT Holdings Bhd	139,890	94,044

		1,899,218
MEXICO — 2.57%
Alsea SAB de CV	35,159	119,751
Axtel SAB de CV CPO[a,b]	105,000	36,310
Banregio Grupo Financiero SAB de CV	16,800	97,809
Bolsa Mexicana de Valores SAB de CV	29,400	61,137
Concentradora Fibra Hotelera Mexicana SAB de CV	29,400	50,217
Consorcio ARA SAB de CVa,b	107,800	49,257
Corporacion Geo SAB de CV Series Ba,c	38,700	—
Corporacion Inmobiliaria Vesta SAB de CV	40,200	82,377
Empresas ICA SAB de CVa,b	47,700	96,597
Grupo Aeromexico SAB de CVa	27,051	47,949
Grupo Aeroportuario del Centro Norte SAB de CV	20,700	77,630
Grupo Herdez SAB de CV	17,900	55,501
Industrias CH SAB de CV Series Ba	9,600	54,496
Macquarie Mexico Real Estate Management SA de CV	36,400	68,424
TF Administradora Industrial S de RL SAB de CV	28,800	59,061
TV Azteca SAB de CV CPO	96,600	55,850
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	50

		1,012,416
PHILIPPINES — 1.12%
Belle Corp.	615,933	77,141
Cebu Air Inc.	24,080	29,993
Cosco Capital Inc.[a]	130,200	29,161
EEI Corp.	216,972	52,563
Filinvest Land Inc.	1,572,000	57,124
First Gen Corp.	91,800	41,122
First Philippine Holdings Corp.	24,370	37,818
Manila Water Co. Inc.	66,900	38,836
Melco Crown Philippines Resorts Corp.[a]	103,600	30,781
Philex Petroleum Corp.[a]	12,817	2,273
Philippine National Bank[a]	21,303	44,549

		441,361
POLAND — 1.34%
Asseco Poland SA	6,510	87,866
Budimex SA	1,428	61,261
Globe Trade Centre SAa	21,742	57,399
Lubelski Wegiel Bogdanka SA	3,126	118,632
Netia SA	26,949	45,355
Rovese SAa	39,452	16,534
TVN SA	16,496	84,758

73

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Warsaw Stock Exchange SA	4,521	$55,127

		526,932
QATAR — 0.62%
Al Khalij Commercial Bank	3,875	25,124
Qatar Insurance Co. SAQ	3,248	70,760
Qatar National Cement Co.	752	30,989
Qatari Investors Group	2,512	46,582
Salam International Investment Co.	5,536	21,901
United Development Co. PSC	6,864	49,877

		245,233
RUSSIA — 0.96%
Aeroflot — Russian Airlines OJSC	44,056	69,707
LSR Group OJSC SP GDR[a,d]	29,983	118,103
M Video OJSC	5,280	38,476
Pharmstandard GDR[a,d]	3,822	36,672
PIK Group[a]	43,530	115,258

		378,216
SOUTH AFRICA — 7.41%
Acucap Properties Ltd.	14,130	59,077
Adcock Ingram Holdings Ltd.	14,580	75,781
Aeci Ltd.	9,453	102,722
African Oxygen Ltd.	7,920	16,156
ArcelorMittal South Africa Ltd.[a]	18,217	61,964
Astral Foods Ltd.	7,104	78,197
Aveng Ltd.[a]	22,848	51,034
AVI Ltd.	24,248	133,065
Brait SEa	26,950	143,258
Capital Property Fund	110,667	109,791
City Lodge Hotels Ltd.	2,000	24,377
Clicks Group Ltd.	17,268	103,685
Clover Industries Ltd.	23,106	39,952
DataTec Ltd.	20,474	100,206
DRDGOLD Ltd.	5,383	1,282
Emira Property Fund	32,457	43,731
Famous Brands Ltd.	5,043	49,507
Fountainhead Property Trust	25,261	17,972
Grindrod Ltd.	29,634	78,539
Group Five Ltd.	15,912	65,024
Hyprop Investments Ltd.	16,254	121,370
Illovo Sugar Ltd.	15,810	45,561
JSE Ltd.	8,336	76,399
Lewis Group Ltd.	4,653	29,192
Mondi Ltd.	10,066	179,136
Murray & Roberts Holdings Ltd.[a]	36,657	88,320
Omnia Holdings Ltd.	4,281	94,080
Pick n Pay Holdings Ltd.	15,210	36,201
Pinnacle Holdings Ltd.	23,019	25,251
Resilient Property Income Fund Ltd.	23,866	128,082
Reunert Ltd.	11,152	69,649
Royal Bafokeng Platinum Ltd.[a]	3,528	24,334
SA Corporate Real Estate Fund Nominees Pty Ltd.	141,096	54,525
Sibanye Gold Ltd.	53,364	132,102
Sun International Ltd.	9,989	100,043
Super Group Ltd.[a]	24,300	67,502
Tongaat Hulett Ltd.	6,762	88,443
Trencor Ltd.	11,136	81,018
Vukile Property Fund Ltd.	48,907	79,157

Security	Shares	Value

Wilson Bayly Holmes-Ovcon Ltd.	3,846	$48,697

		2,924,382
SOUTH KOREA — 16.11%
Able C&C Co. Ltd.	1,078	22,507
Ahnlab Inc.	644	30,963
Asiana Airlines Inc.[a]	15,120	71,732
Binggrae Co. Ltd.	561	46,191
Chabio & Diostech Co. Ltd.[a]	6,919	109,868
Chong Kun Dang Pharmaceutical Corp.	954	65,458
CJ CGV Co. Ltd.	1,800	81,690
CJ E&M Corp.[a]	1,880	79,608
CJ O Shopping Co. Ltd.	266	94,125
Com2uS Corp.[a]	688	30,145
Cosmax BTI Inc.	4	191
Cosmax Inc.[a]	635	51,163
CrucialTec Co. Ltd.[a]	3,201	27,988
D.I Corp.[a]	1,440	17,220
Daesang Corp.	1,840	85,309
Daishin Securities Co. Ltd.	5,760	51,491
Daum Communications Corp.	1,050	100,657
Dong-A Socio Holdings Co. Ltd.	490	60,277
Dong-A ST Co. Ltd.	463	44,975
Dongsuh Companies Inc.	4,116	66,166
Dongyang Mechatronics Corp.	6,510	65,406
Doosan Engine Co. Ltd.[a]	8,680	79,041
Duksan Hi-Metal Co. Ltd.[a]	3,373	54,553
Fila Korea Ltd.	1,087	94,934
Foosung Co. Ltd.[a]	7,420	23,783
GemVax & Kael Co. Ltd.[a]	2,588	63,165
Grand Korea Leisure Co. Ltd.	3,050	123,022
Green Cross Corp.	574	69,204
GS Home Shopping Inc.	224	52,893
Hana Tour Service Inc.	882	55,935
Handsome Co. Ltd.	1,590	41,690
Hanjin Heavy Industries & Construction Co. Ltd.[a]	5,048	55,666
Hanjin Shipping Co. Ltd.[a]	11,450	67,789
Hankook Tire Worldwide Co. Ltd.	3,030	69,350
Hanmi Pharm Co. Ltd.[a]	590	60,145
Hansol Paper Co.	5,180	59,152
Hanssem Co. Ltd.	1,088	94,488
Hanwha Investment & Securities Co. Ltd.[a]	11,370	39,731
Huchems Fine Chemical Corp.	3,360	78,714
Hwa Shin Co. Ltd.	3,060	37,493
Hyundai Corp.	2,240	65,430
Hyundai Greenfood Co. Ltd.	4,200	69,369
Hyundai Home Shopping Network Corp.	490	73,245
Hyundai Securities Co. Ltd.[a]	6,720	40,312
Ilyang Pharmaceutical Co. Ltd.	1,200	29,994
Interflex Co. Ltd.[a]	882	11,758
INTOPS Co. Ltd.	1,830	34,082
Jusung Engineering Co. Ltd.[a]	6,398	26,590
KEPCO Plant Service & Engineering Co. Ltd.	1,128	71,758
KIWOOM Securities Co. Ltd.	1,047	42,488
Kolao Holdings	2,522	62,420
Kolon Industries Inc.	1,668	113,631
Komipharm International Co. Ltd.[a]	3,465	36,681
Korea Petrochemical Industrial Co. Ltd.	812	52,929
Korean Reinsurance Co.	8,434	82,670
KT Skylife Co. Ltd.	1,710	38,467
Kumho Tire Co. Inc.[a]	6,740	79,939
LF Corp.	2,490	66,631

74

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

LG Hausys Ltd.	826	$155,047
LG International Corp.	3,072	82,054
LG Life Sciences Ltd.[a]	1,260	41,683
LIG Insurance Co. Ltd.	3,570	99,206
Lock & Lock Co. Ltd.	1,775	22,879
Lotte Chilsung Beverage Co. Ltd.	56	87,277
Lotte Food Co. Ltd.	70	52,215
Lumens Co. Ltd.[a]	1,584	18,321
Mando Corp.	952	104,046
Medipost Co. Ltd.[a]	591	37,249
Medy-Tox Inc.	392	50,719
MegaStudy Co. Ltd.	713	46,685
Meritz Finance Group Inc.	9,600	67,281
Meritz Fire & Marine Insurance Co. Ltd.	5,790	72,361
Namhae Chemical Corp.	8,250	81,675
Namyang Dairy Products Co. Ltd.	57	51,905
Nexen Tire Corp.	2,520	37,669
NHN Entertainment Corp.[a]	848	61,676
NongShim Co. Ltd.	246	74,871
OCI Materials Co. Ltd.	770	27,398
Partron Co. Ltd.	3,864	45,829
Poongsan Corp.	2,380	63,454
POSCO Chemtech Co. Ltd.	448	67,099
POSCO ICT Co. Ltd.	6,389	51,478
S&T Dynamics Co. Ltd.	6,110	65,280
S.M. Entertainment Co.[a]	1,783	76,811
Samsung Fine Chemicals Co. Ltd.	1,413	53,877
Samyang Holdings Corp.	384	27,251
SeAH Besteel Corp.	1,170	32,398
Seegene Inc.[a]	816	45,031
Seoul Semiconductor Co. Ltd.	2,976	112,599
SFA Engineering Corp.	912	37,099
SK Broadband Co. Ltd.[a]	12,796	45,906
SK Chemicals Co. Ltd.	1,626	96,106
SK Securities Co. Ltd.[a]	101,600	71,803
SKC Co. Ltd.	1,961	61,702
Soulbrain Co. Ltd.	843	28,921
Sung Kwang Bend Co. Ltd.	2,007	40,821
Sungwoo Hitech Co. Ltd.	2,912	41,673
Suprema Inc.[a]	2,358	52,004
Taekwang Industrial Co. Ltd.	55	68,898
Taewoong Co. Ltd.[a]	2,279	49,145
Taihan Electric Wire Co. Ltd.[a]	9,521	19,132
TK Corp.[a]	1,999	32,820
TONGYANG Life Insurance Co.	2,760	27,189
TONGYANG Securities Inc.[a]	10,440	23,332
ViroMed Co. Ltd.[a]	1,296	62,755
Wonik IPS Co. Ltd.[a]	8,271	94,044
Woongjin Thinkbig Co. Ltd.[a]	5,880	45,705
YESCO Co. Ltd.	1,030	38,163
Youngone Corp.	1,960	86,934

		6,359,748
TAIWAN — 21.00%
Ability Enterprise Co. Ltd.	54,000	37,818
ALI Corp.	39,000	42,270
Altek Corp.	51,133	54,653
Ambassador Hotel Ltd. (The)	27,000	24,807
AmTRAN Technology Co. Ltd.	78,312	56,412
Asia Optical Co. Inc.[a]	30,000	29,564
Asia Polymer Corp.	78,400	62,750
BES Engineering Corp.	248,000	67,323

Security	Shares	Value

Career Technology (MFG.) Co. Ltd.	50,000	$74,203
Cathay Real Estate Development Co. Ltd.	84,000	49,024
Cheng Loong Corp.	132,000	56,567
Cheng Uei Precision Industry Co. Ltd.	32,000	61,256
China Bills Finance Corp.	153,000	60,719
China Man-Made Fibers Corp.[a]	93,000	33,651
China Petrochemical Development Corp.	144,000	55,707
China Steel Chemical Corp.	12,000	72,835
China Synthetic Rubber Corp.	51,000	49,409
Chipbond Technology Corp.	39,000	69,584
Chong Hong Construction Co.	12,040	33,849
Chroma ATE Inc.	27,000	67,443
Chung Hung Steel Corp.[a]	247,000	62,604
Compeq Manufacturing Co. Ltd.	114,000	79,078
Coretronic Corp.	80,000	92,845
CSBC Corp. Taiwan	69,420	42,135
Cyberlink Corp.	16,125	52,700
CyberTAN Technology Inc.	42,000	43,631
D-Link Corp.	126,000	83,620
Dynapack International Technology Corp.	9,000	26,563
Elan Microelectronics Corp.	36,000	68,673
Eternal Chemical Co. Ltd.	38,000	40,046
Everlight Electronics Co. Ltd.	16,000	37,778
Faraday Technology Corp.	42,000	57,988
Feng Hsin Iron & Steel Co. Ltd.	32,000	45,996
Feng Tay Enterprise Co. Ltd.	16,000	45,569
Firich Enterprises Co. Ltd.	16,000	92,044
FLEXium Interconnect Inc.	15,101	39,936
Formosan Rubber Group Inc.	84,000	82,780
G Tech Optoelectronics Corp.	35,000	41,612
Gallop No. 1 REIT	112,000	65,328
Gemtek Technology Corp.	36,000	34,156
Genesis Photonics Inc.[a]	62,899	43,212
Genius Electronic Optical Co. Ltd.	6,357	19,441
Gigabyte Technology Co. Ltd.	63,000	108,412
Gigastorage Corp.[a]	56,400	69,876
Gintech Energy Corp.[a]	56,000	61,910
Global Unichip Corp.	12,000	39,619
Gloria Material Technology Corp.	86,818	67,172
Goldsun Development & Construction Co. Ltd.	210,000	73,886
Grand Pacific Petrochemical Corp.	98,000	63,731
Great Wall Enterprise Co. Ltd.	56,253	57,031
Greatek Electronics Inc.	56,000	72,555
Green Energy Technology Inc.[a]	36,125	30,119
HannStar Display Corp.[a]	168,000	62,750
HannsTouch Solution Inc.[a]	84,000	25,352
Hey Song Corp.	22,500	23,862
Ho Tung Chemical Corp.	151,951	68,664
Holy Stone Enterprise Co. Ltd.	64,500	90,774
Huaku Development Co. Ltd.	22,080	55,448
Huang Hsiang Construction Co.	12,000	18,729
Hung Sheng Construction Ltd.	68,000	44,448
Infortrend Technology Inc.	84,000	56,587
ITEQ Corp.	51,600	54,895
Jih Sun Financial Holdings Co. Ltd.	91,761	25,399
Kenda Rubber Industrial Co. Ltd.	48,783	111,930
Kerry TJ Logistics Co. Ltd.	42,000	56,167
King Yuan Electronics Co. Ltd.	112,000	97,114
King’s Town Bank	73,000	69,627
Kingdom Construction Co.	39,000	41,490
Kinpo Electronics Inc.	168,000	71,715
Lealea Enterprise Co. Ltd.	157,690	56,007
Lien Hwa Industrial Corp.	70,000	48,323

75

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Macronix International Co. Ltd.[a]	240,000	$58,588
Makalot Industrial Co. Ltd.	14,000	71,901
Masterlink Securities Corp.	208,000	70,407
Medigen Biotechnology Corp.[a]	8,397	116,775
Mercuries & Associates Ltd.	29,548	18,772
Micro-Star International Co. Ltd.	93,000	138,327
Microbio Co. Ltd.[a]	65,727	71,239
MIN AIK Technology Co. Ltd.	14,000	75,170
Mitac Holdings Corp.[a]	69,000	60,404
Motech Industries Inc.[a]	28,000	45,709
Nan Kang Rubber Tire Co. Ltd.[a]	32,000	38,152
Neo Solar Power Corp.[a]	83,854	104,309
Newmax Technology Co. Ltd.[a]	15,939	32,053
Pan-International Industrial Corp.	48,480	35,407
PChome Online Inc.	6,312	48,942
Pixart Imaging Inc.	21,635	49,785
President Securities Corp.	127,510	69,952
Primax Electronics Ltd.	16,000	21,344
Prince Housing & Development Corp.	131,959	62,491
Radium Life Tech Co. Ltd.	70,557	54,120
Ritek Corp.[a]	266,000	40,629
Sanyang Industry Co. Ltd.	76,820	70,196
Senao International Co. Ltd.	9,000	21,610
Shihlin Electric & Engineering Corp.	56,000	68,260
Shining Building Business Co. Ltd.[a]	75,600	64,165
Shinkong Synthetic Fibers Corp.	126,135	43,538
Shinkong Textile Co. Ltd.	27,000	34,667
Silitech Technology Corp.	32,200	38,659
Sino-American Silicon Products Inc.[a]	42,000	79,839
Sinyi Realty Co.	33,508	57,662
Soft-World International Corp.	21,140	83,191
Solar Applied Materials Technology Corp.	56,799	52,659
Solartech Energy Corp.[a]	83,744	70,239
Ta Chen Stainless Pipe Co. Ltd.	203,600	118,485
Ta Chong Bank Ltd.[a]	96,808	32,608
Taichung Commercial Bank Co. Ltd.	90,395	31,503
Taiflex Scientific Co. Ltd.	21,000	42,090
Taiwan Hon Chuan Enterprise Co. Ltd.	27,000	53,486
Taiwan Life Insurance Co. Ltd.[a]	48,599	35,089
Taiwan Paiho Ltd.	56,050	82,433
Taiwan Secom Co. Ltd.	30,000	77,437
Taiwan Surface Mounting Technology Co. Ltd.	40,141	57,965
Taiwan TEA Corp.[a]	91,000	60,848
Taiwan-Sogo Shinkong Security Corp.	64,000	88,363
Ton Yi Industrial Corp.	84,000	87,682
Tong Hsing Electronic Industries Ltd.	16,000	84,574
Tong Yang Industry Co. Ltd.	47,133	66,804
Topco Technologies Corp.	13,000	31,865
Tripod Technology Corp.	12,000	23,531
Tsann Kuen Enterprise Co. Ltd.	15,000	20,160
TTY Biopharm Co. Ltd.	23,852	75,011
TXC Corp.	36,000	53,306
Union Bank of Taiwan[a]	108,383	39,398
Unity Opto Technology Co. Ltd.[a]	51,679	58,598
UPC Technology Corp.	115,661	49,180
USI Corp.	64,950	42,238
Visual Photonics Epitaxy Co. Ltd.	69,900	78,326
Wah Lee Industrial Corp.	42,000	81,239
Waterland Financial Holdings Co. Ltd.	168,941	53,580
Weikeng Industrial Co. Ltd.	129,000	110,133
Win Semiconductors Corp.	36,000	34,757
Winbond Electronics Corp.[a]	252,000	95,806
Wintek Corp.[a]	112,000	39,779

Security	Shares	Value

WT Microelectronics Co. Ltd.	55,299	$81,144
Yageo Corp.[a]	128,100	75,402
YFY Inc.	202,000	96,333
Yieh Phui Enterprise Co. Ltd.[a]	201,014	62,613
YungShin Global Holding Corp.	35,000	79,138
Yungtay Engineering Co. Ltd.	40,000	96,313
Zinwell Corp.	39,000	41,685

		8,289,234
THAILAND — 3.85%
Amata Corp. PCL NVDR	93,600	45,617
Bangkok Expressway PCL NVDR	25,600	27,097
Bangkok Land PCL NVDR	1,458,400	71,521
Central Plaza Hotel PCL NVDR	61,200	60,119
Delta Electronics (Thailand) PCL NVDR	56,000	97,228
Energy Absolute PCL NVDR	155,200	69,965
Esso (Thailand) PCL NVDR[a]	212,300	38,477
G J Steel PCL NVDR[a]	10,545,900	19,274
Hana Microelectronics PCL NVDR	81,200	85,331
Hemaraj Land and Development PCL NVDR	596,400	63,945
Jasmine International PCL NVDR	460,800	110,884
Khon Kaen Sugar Industry PCL NVDR	135,500	56,544
Kiatnakin Bank PCL NVDR	50,432	65,671
Pruksa Real Estate PCL NVDR	69,300	53,300
Siam Global House PCL NVDR	70,400	29,164
Sino-Thai Engineering & Construction PCL NVDR	86,128	57,716
Sri Trang Agro-Industry PCL NVDR	146,500	63,366
Supalai PCL NVDR	110,300	66,187
Thai Airways International PCL NVDR[a]	66,300	30,090
Thai Vegetable Oil PCL NVDR	101,200	69,974
Thaicom PCL NVDR	66,800	79,354
Thanachart Capital PCL NVDR	77,000	79,744
TISCO Financial Group PCL NVDR	50,740	60,662
TTW PCL NVDR	224,000	70,959
VGI Global Media PCL NVDR	120,000	46,055

		1,518,244
TURKEY — 1.79%
Akcansa Cimento Sanayi ve TAS	6,512	40,269
Aksa Akrilik Kimya Sanayii AS	6,000	20,743
Asya Katilim Bankasi ASa	103,259	78,891
Bizim Toptan Satis Magazalari ASb	6,742	60,846
Cimsa Cimento Sanayi ve TAS	5,200	33,397
Dogan Sirketler Grubu Holding ASa	70,000	28,412
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	103,152	82,258
Kombassan Holdings ASa	15,008	21,929
Koza Anadolu Metal Madencilik Isletmeleri ASa	25,802	30,062
Net Holding ASb	45,555	52,207
Nortel Networks Netas Telekomunikasyon ASb	7,112	23,738
Sekerbank TAS[a]	30,000	28,794
Tekfen Holding AS	16,352	43,414
Trakya Cam Sanayii AS	20,000	23,207
Turkiye Sinai Kalkinma Bankasi AS	101,187	83,106
Yazicilar Holding AS	6,356	55,390

		706,663
UNITED ARAB EMIRATES — 0.63%
Air Arabia PJSC	193,264	72,613
Ajman Bank PJSC[a]	22,885	20,561
Al Waha Capital PJSC	80,528	69,062

76

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Dana Gas PJSC[a]	283,248	$64,779
Eshraq Properties Co PJSC	53,260	20,446

		247,461

TOTAL COMMON STOCKS (Cost: $37,816,862)		38,923,623

PREFERRED STOCKS — 0.95%

BRAZIL — 0.78%
Banco ABC Brasil SA	6,438	37,628
Banco Daycoval SA	6,000	24,395
Banco Industrial e Comercial SA	6,300	20,925
Banco Panamericano SA	17,711	26,452
Companhia de Ferro Ligas da Bahia — Ferbasa	7,500	40,759
GOL Linhas Aereas Inteligentes SA	8,100	47,559
Marcopolo SA	28,800	55,724
Randon SA Implementos e Participacoes	10,125	29,341
Saraiva Livreiros Editores SA	2,800	23,468

		306,251
COLOMBIA — 0.17%
Avianca Holdings SA	34,937	68,693

		68,693

TOTAL PREFERRED STOCKS (Cost: $463,951)		374,944

RIGHTS — 0.00%

BRAZIL — 0.00%
Brasil Pharma SAa	3,494	15
GOL Linhas Aereas Inteligentes SAa	198	—

		15
SOUTH KOREA — 0.00%
Jusung Engineering Co. Ltd.[a]	1,085	670

		670

TOTAL RIGHTS (Cost: $0)		685

SHORT-TERM INVESTMENTS — 5.21%

MONEY MARKET FUNDS — 5.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	1,944,769	1,944,769

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	113,175	$113,175

		2,057,944

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,057,944)		2,057,944

TOTAL INVESTMENTS IN SECURITIES — 104.77% (Cost: $40,338,757)		41,357,196
Other Assets, Less Liabilities — (4.77)%		(1,882,479)

NET ASSETS — 100.00%		$39,474,717

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

77

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 91.41%

BRAZIL — 4.41%
Banco Bradesco SA	1,600	$22,798
Banco do Brasil SA	8,000	81,211
Banco Santander (Brasil) SA Units	9,600	64,455
BM&F Bovespa SA	16,800	82,238
Centrais Eletricas Brasileiras SA	2,400	7,051
Companhia de Saneamento Basico do Estado de Sao Paulo	3,200	31,072
Companhia de Saneamento de Minas Gerais SA	800	13,788
Companhia Siderurgica Nacional SA	4,800	18,382
CPFL Energia SA	1,600	12,982
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	14,145
Duratex SA	2,400	9,865
EDP Energias do Brasil SA	2,400	10,047
Fibria Celulose SAa	800	7,543
Petroleo Brasileiro SA	28,000	196,483
Porto Seguro SA	800	11,124
Souza Cruz SA	1,600	16,371
Sul America SA Units	1,600	12,326
TIM Participacoes SA	8,000	43,370
Tractebel Energia SA	1,600	23,682
Vale SA	12,000	151,936

		830,869
CHILE — 1.58%
AES Gener SA	20,030	10,516
Aguas Andinas SA Series A	26,592	17,193
Banco de Chile	185,811	24,738
Banco de Credito e Inversiones	296	17,000
Banco Santander (Chile) SA	687,880	42,838
CAP SA	576	8,281
Colbun SA	72,472	17,937
Compania Cervecerias Unidas SA	1,360	16,055
CorpBanca SA	1,473,488	17,555
Empresa Nacional de Electricidad SA	32,472	47,648
Empresa Nacional de Telecomunicaciones SA	1,160	14,570
Empresas CMPC SA	11,017	24,010
Enersis SA	122,024	39,508

		297,849
CHINA — 18.44%
Agile Property Holdings Ltd.	16,000	12,382
Agricultural Bank of China Ltd. Class H	210,000	93,719
Air China Ltd. Class H	16,000	9,142
Aluminum Corp. of China Ltd. Class Ha	32,000	11,433
Anta Sports Products Ltd.[b]	8,000	11,763
Bank of China Ltd. Class H	736,000	350,298
Bank of Communications Co. Ltd. Class H	88,000	58,909
BBMG Corp. Class H	8,000	5,397
Belle International Holdings Ltd.	16,000	15,870
China Agri-Industries Holdings Ltd.	17,800	7,347
China BlueChemical Ltd. Class H	16,000	8,564
China CITIC Bank Corp. Ltd. Class H	80,000	46,537
China Coal Energy Co. Class H	40,000	22,804
China Communications Construction Co. Ltd. Class H	40,000	26,725
China Communications Services Corp. Ltd. Class H	16,000	7,595

Security	Shares	Value

China Construction Bank Corp. Class H	680,000	$499,062
China COSCO Holdings Co. Ltd. Class Ha	12,000	4,674
China Everbright Bank Co. Ltd.[a]	24,000	10,618
China Everbright Ltd.	16,000	22,660
China International Marine Containers (Group) Co. Ltd. Class H	3,200	5,688
China Merchants Bank Co. Ltd. Class H	44,000	81,043
China Minsheng Banking Corp. Ltd. Class H	32,000	32,855
China Mobile Ltd.	56,000	547,869
China National Building Material Co. Ltd. Class H	32,000	28,934
China Petroleum & Chemical Corp. Class H	246,000	223,061
China Railway Construction Corp. Ltd. Class H	16,000	13,538
China Railway Group Ltd. Class H	32,000	14,900
China Resources Cement Holdings Ltd.	16,000	10,092
China Shenhua Energy Co. Ltd. Class H	32,000	87,709
China Telecom Corp. Ltd. Class H	128,000	64,388
Chongqing Rural Commercial Bank Co. Ltd. Class H	24,000	11,082
CITIC Pacific Ltd.[b]	16,000	27,943
CITIC Securities Co. Ltd. Class H	8,000	17,253
COSCO Pacific Ltd.	16,000	21,133
Country Garden Holdings Co. Ltd.	24,000	10,092
Datang International Power Generation Co. Ltd. Class H	16,000	6,212
Evergrande Real Estate Group Ltd.[b]	32,000	14,157
Far East Horizon Ltd.	16,000	10,876
Fosun International Ltd.	12,000	14,162
Franshion Properties (China) Ltd.	32,000	9,576
GOME Electrical Appliances Holdings Ltd.	64,000	10,731
Guangdong Investment Ltd.[b]	16,000	17,748
Guangzhou R&F Properties Co. Ltd. Class H	9,600	13,200
Haitong Securities Co. Ltd. Class H	9,600	14,339
Industrial and Commercial Bank of China Ltd. Class H	696,000	452,452
Jiangsu Expressway Co. Ltd. Class H	16,000	19,213
Jiangxi Copper Co. Ltd. Class H	16,000	26,498
Kingboard Chemical Holdings Co. Ltd.	5,000	9,377
New World China Land Ltd.	32,000	26,622
Nine Dragons Paper (Holdings) Ltd.[b]	16,000	10,401
PetroChina Co. Ltd. Class H	192,000	229,074
Poly Property Group Co. Ltd.	16,000	7,285
Shanghai Electric Group Co. Ltd. Class H	32,000	11,557
Shanghai Industrial Holdings Ltd.	8,000	24,713
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,800	9,027
Shui On Land Ltd.	36,833	9,597
Sino-Ocean Land Holdings Ltd.	28,000	14,735
Sinopec Shanghai Petrochemical Co. Ltd. Class H	32,000	7,883
SOHO China Ltd.[b]	20,000	15,710
Yanzhou Coal Mining Co. Ltd. Class Hb	16,000	12,609
Yuexiu Property Co. Ltd.	64,000	12,713
Zhejiang Expressway Co. Ltd. Class H	16,000	15,849
Zijin Mining Group Co. Ltd. Class H	48,000	11,082
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	14,400	9,584
ZTE Corp. Class Ha	3,200	6,175

		3,476,236
COLOMBIA — 0.79%
Almacenes Exito SA	832	13,341
Ecopetrol SA	30,744	55,438
Grupo Argos SA	1,752	19,803
Grupo de Inversiones Suramericana SA	2,232	44,941
Interconexion Electrica SA ESP	3,344	15,822

		149,345

78

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2014

Security	Shares	Value

CZECH REPUBLIC — 0.22%
CEZ AS	1,448	$42,394

		42,394
EGYPT — 0.18%
Global Telecom Holding SP GDR[a]	9,019	33,100

		33,100
GREECE — 0.63%
Alpha Bank AEa	23,840	22,446
Hellenic Telecommunications Organization SAa	792	11,358
OPAP SA	2,184	37,133
Piraeus Bank SAa	13,150	32,299
Public Power Corp. SA	1,040	15,611

		118,847
HUNGARY — 0.25%
MOL Hungarian Oil and Gas PLC	408	23,541
OTP Bank PLC	1,088	23,792

		47,333
INDIA — 7.15%
ACC Ltd.	224	5,068
Aditya Birla Nuvo Ltd.	416	9,174
Ambuja Cements Ltd.	6,824	25,129
Bajaj Auto Ltd.	840	27,634
Bharat Heavy Electricals Ltd.	5,584	22,888
Bharat Petroleum Corp. Ltd.	1,568	13,849
Cairn India Ltd.	4,368	24,959
Cipla Ltd.	1,616	10,517
Coal India Ltd.	4,600	28,874
DLF Ltd.	4,456	15,844
GAIL (India) Ltd.	3,096	19,795
Hero Motocorp Ltd.	696	27,631
Hindalco Industries Ltd.	10,680	26,750
Housing Development Finance Corp. Ltd.	4,896	72,649
ICICI Bank Ltd.	2,088	50,108
Infosys Ltd.	4,352	216,488
Jindal Steel & Power Ltd.	2,336	11,771
JSW Steel Ltd.	816	16,729
LIC Housing Finance Ltd.	2,305	12,418
Mahindra & Mahindra Ltd.	3,048	63,730
NTPC Ltd.	15,608	42,394
Oil & Natural Gas Corp. Ltd.	7,152	45,770
Oil India Ltd.	976	9,416
Piramal Enterprises Ltd.	680	7,780
Power Finance Corp. Ltd.	2,848	14,071
Power Grid Corp. of India Ltd.	7,968	16,451
Reliance Capital Ltd.	968	8,672
Reliance Communications Ltd.	4,104	9,484
Reliance Industries Ltd.	12,280	221,264
Reliance Infrastructure Ltd.	1,136	13,281
Reliance Power Ltd.[a]	4,392	7,035
Rural Electrification Corp. Ltd.	2,968	16,058
Sesa Sterlite Ltd.	11,164	52,986
Shriram Transport Finance Co. Ltd.	1,384	22,185
State Bank of India	1,392	59,888
Tata Power Co. Ltd.	10,441	18,341

Security	Shares	Value

Tata Steel Ltd.	2,744	$22,062
Wipro Ltd.	5,880	50,372
Yes Bank Ltd.	1,000	9,636

		1,349,151
INDONESIA — 2.71%
PT Adaro Energy Tbk	152,000	15,949
PT Astra Agro Lestari Tbk	4,000	9,362
PT Astra International Tbk	123,200	74,659
PT Bank Danamon Indonesia Tbk	36,000	12,827
PT Bank Mandiri (Persero) Tbk	88,800	77,391
PT Bank Negara Indonesia (Persero) Tbk	69,600	28,466
PT Bank Rakyat Indonesia (Persero) Tbk	52,000	45,430
PT Bukit Asam (Persero) Tbk	8,000	7,332
PT Gudang Garam Tbk	3,641	16,232
PT Indo Tambangraya Megah Tbk	4,000	9,816
PT Indofood Sukses Makmur Tbk	44,000	25,722
PT Perusahaan Gas Negara (Persero) Tbk	100,800	46,839
PT Telekomunikasi Indonesia (Persero) Tbk	468,000	103,221
PT United Tractors Tbk	16,000	29,704
PT XL Axiata Tbk	16,000	7,503

		510,453
MALAYSIA — 4.04%
AirAsia Bhd	12,000	9,337
Alliance Financial Group Bhd	11,200	17,046
AMMB Holdings Bhd	14,400	32,896
Axiata Group Bhd	11,200	24,157
Berjaya Sports Toto Bhd	6,621	7,872
British American Tobacco (Malaysia) Bhd	800	15,661
CIMB Group Holdings Bhd	46,300	105,771
Genting Bhd	9,600	29,072
Genting Malaysia Bhd	27,200	34,455
Hong Leong Bank Bhd	4,800	20,736
Hong Leong Financial Group Bhd	800	3,834
IOI Properties Group Bhd[a]	12,600	9,726
Lafarge Malaysia Bhd	4,800	14,760
Malayan Banking Bhd	42,400	130,380
Maxis Bhd	16,800	34,353
MISC Bhd	12,000	23,081
MMC Corp. Bhd	4,000	3,374
Petronas Chemicals Group Bhd	25,600	53,702
PPB Group Bhd	4,800	23,425
RHB Capital Bhd	5,600	14,641
Sime Darby Bhd	28,000	83,224
Telekom Malaysia Bhd	9,600	18,465
UEM Sunrise Bhd	7,200	4,594
UMW Holdings Bhd	5,600	18,824
YTL Corp. Bhd	41,600	21,104
YTL Power International Bhd[a]	14,840	6,974

		761,464
MEXICO — 5.10%
America Movil SAB de CV Series L	162,400	156,866
Arca Continental SAB de CV	4,000	26,020
Cemex SAB de CV CPO[a]	72,001	92,655
Coca-Cola FEMSA SAB de CV Series L	4,000	45,979
Controladora Comercial Mexicana SAB de CV BC Units	4,000	15,539
Fibra Uno Administracion SAB de CV	12,800	39,101
Fomento Economico Mexicano SAB de CV BD Units	18,400	174,499

79

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2014

Security	Shares	Value

Grupo Aeroportuario del Pacifico SAB de CV Series B	3,200	$19,657
Grupo Aeroportuario del Sureste SAB de CV Series B	1,600	20,603
Grupo Carso SAB de CV Series A1	3,200	16,594
Grupo Comercial Chedraui SAB de CV	3,200	10,892
Grupo Financiero Banorte SAB de CV Series O	8,000	57,803
Grupo Financiero Inbursa SAB de CV Series O	8,000	21,902
Grupo Financiero Santander Mexico SAB de CV Series B	16,800	44,636
Grupo Lala SAB de CV	3,200	8,049
Grupo Mexico SAB de CV Series B	36,000	118,447
Industrias Penoles SAB de CV	1,400	33,843
Kimberly-Clark de Mexico SAB de CV Series A	14,400	38,460
OHL Mexico SAB de CVa	7,200	19,969

		961,514
PERU — 0.41%
Compania de Minas Buenaventura SA SP ADR	1,236	13,213
Credicorp Ltd.	416	65,000

		78,213
PHILIPPINES — 1.00%
Aboitiz Equity Ventures Inc.	17,700	21,925
Aboitiz Power Corp.	13,600	11,190
Ayala Corp.	1,280	18,079
BDO Unibank Inc.	8,800	17,779
Energy Development Corp.	66,400	9,075
Globe Telecom Inc.	360	13,905
JG Summit Holdings Inc.	22,360	25,194
Megaworld Corp.	96,000	10,312
Metro Pacific Investments Corp.	99,200	11,336
Metropolitan Bank & Trust Co.	2,680	5,114
Philippine Long Distance Telephone Co.	400	25,780
SM Investments Corp.	573	10,293
SM Prime Holdings Inc.	24,630	9,434

		189,416
POLAND — 1.78%
Bank Handlowy w Warszawie SA	320	12,646
ENEA SA	2,074	10,951
Grupa Lotos SAa	762	9,354
Jastrzebska Spolka Weglowa SA	552	8,550
KGHM Polska Miedz SA	1,320	50,486
Orange Polska SA	4,192	14,456
Polska Grupa Energetyczna SA	7,168	49,556
Polski Koncern Naftowy Orlen SA	3,200	44,542
Polskie Gornictwo Naftowe i Gazownictwo SA	17,504	26,860
Powszechny Zaklad Ubezpieczen SA	536	78,959
Synthos SA	5,288	7,696
Tauron Polska Energia SA	11,784	20,766

		334,822
QATAR — 0.40%
Barwa Real Estate Co.	320	3,798
Commercial Bank of Qatar QSC (The)	192	3,787
Doha Bank QSC	173	2,994
Industries Qatar QSC	181	9,388
Ooredoo QSC	752	32,022
Qatar Electricity & Water Co. QSC	152	8,352

Security	Shares	Value

Qatar Islamic Bank SAQ	472	$14,251

		74,592
RUSSIA — 4.91%
Gazprom OAO	112,040	454,740
LUKOIL OAO	4,824	272,604
MMC Norilsk Nickel OJSC	512	98,344
Rosneft Oil Co. OJSC	7,120	46,535
Surgutneftegas OJSC	24,000	17,709
Uralkali OJSC	8,160	36,474

		926,406
SOUTH AFRICA — 7.50%
African Bank Investments Ltd.	13,763	10,923
African Rainbow Minerals Ltd.	880	15,457
Barclays Africa Group Ltd.	3,224	46,942
Barloworld Ltd.	2,192	20,864
Exxaro Resources Ltd.	1,160	15,177
FirstRand Ltd.	28,880	108,685
Foschini Group Ltd. (The)	1,848	19,729
Gold Fields Ltd.	7,592	26,649
Growthpoint Properties Ltd.	18,736	41,601
Harmony Gold Mining Co. Ltd.[a]	3,792	9,967
Impala Platinum Holdings Ltd.	5,024	52,577
Imperial Holdings Ltd.	1,752	33,187
Investec Ltd.	2,584	22,174
Kumba Iron Ore Ltd.	600	18,310
Liberty Holdings Ltd.	1,104	13,508
Mediclinic International Ltd.	3,392	26,905
MMI Holdings Ltd.	9,720	23,483
MTN Group Ltd.	7,968	167,931
Nedbank Group Ltd.	1,960	41,088
PPC Ltd.	5,000	15,354
Redefine Properties Ltd.	31,152	27,373
RMB Holdings Ltd.	6,400	31,432
Sappi Ltd.[a]	1,808	6,304
Sasol Ltd.	5,232	294,262
Standard Bank Group Ltd.	11,512	154,073
Steinhoff International Holdings Ltd.	16,688	84,372
Tiger Brands Ltd.	1,496	42,405
Vodacom Group Ltd.	3,664	44,423

		1,415,155
SOUTH KOREA — 13.41%
BS Financial Group Inc.	1,520	23,168
CJ Corp.	64	8,939
Coway Co. Ltd.	160	13,456
Daelim Industrial Co. Ltd.	262	20,699
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	640	16,844
DGB Financial Group Inc.	1,030	15,750
Dongbu Insurance Co. Ltd.	408	23,075
Doosan Heavy Industries & Construction Co. Ltd.	566	18,613
GS Engineering & Construction Corp.[a]	200	6,499
GS Holdings Corp.	560	23,795
Hana Financial Group Inc.	2,675	97,146
Hanwha Chemical Corp.	720	13,268
Hanwha Corp.	480	12,750
Hanwha Life Insurance Co. Ltd.	2,480	15,752
Hite Jinro Co. Ltd.	240	5,081
Hyosung Corp.	88	5,891

80

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2014

Security	Shares	Value

Hyundai Department Store Co. Ltd.	144	$18,632
Hyundai Development Co. Engineering & Construction	480	13,456
Hyundai Engineering & Construction Co. Ltd.	736	38,524
Hyundai Heavy Industries Co. Ltd.	392	71,084
Hyundai Marine & Fire Insurance Co. Ltd.	560	15,891
Hyundai Merchant Marine Co. Ltd.[a]	423	3,943
Hyundai Mipo Dockyard Co. Ltd.	48	7,599
Hyundai Mobis Co. Ltd.	648	182,929
Hyundai Motor Co.	1,456	320,400
Hyundai Steel Co.	664	44,779
Industrial Bank of Korea	2,020	27,720
Kangwon Land Inc.	1,200	35,817
KB Financial Group Inc.	3,750	127,732
KCC Corp.	48	27,571
Kia Motors Corp.	2,480	142,937
Korea Investment Holdings Co. Ltd.	400	15,174
Korea Zinc Co. Ltd.	75	27,311
KT Corp.	560	16,687
KT&G Corp.	1,032	83,960
LG Chem Ltd.	440	112,135
LG Corp.	920	54,738
Lotte Confectionery Co. Ltd.	8	13,809
Lotte Shopping Co. Ltd.	104	30,378
LS Corp.	184	12,968
LS Industrial Systems Co. Ltd.	72	4,552
Mirae Asset Securities Co. Ltd.	240	10,010
OCI Co. Ltd.[a]	56	9,606
POSCO	632	179,032
S-Oil Corp.	456	24,628
Samsung Card Co. Ltd.	320	11,778
Samsung Electro-Mechanics Co. Ltd.	192	11,838
Samsung Fire & Marine Insurance Co. Ltd.	312	79,514
Samsung Heavy Industries Co. Ltd.	1,480	40,837
Samsung SDI Co. Ltd.	160	23,760
Shinhan Financial Group Co. Ltd.	4,000	173,887
Shinsegae Co. Ltd.	64	13,111
SK Holdings Co. Ltd.	248	44,729
SK Innovation Co. Ltd.	576	60,129
SK Networks Co. Ltd.[a]	480	4,460
SK Telecom Co. Ltd.	88	18,934
Woori Finance Holdings Co. Ltd.[a]	3,154	37,099
Woori Investment & Securities Co. Ltd.	1,360	11,491
Yuhan Corp.	16	2,768

		2,529,063
TAIWAN — 11.94%
Acer Inc.[a]	20,000	13,006
Advanced Semiconductor Engineering Inc.	56,000	70,968
Asia Cement Corp.	16,300	21,227
Asia Pacific Telecom Co. Ltd.	16,000	9,498
ASUSTeK Computer Inc.	8,000	88,309
AU Optronics Corp.[a]	88,000	33,603
Catcher Technology Co. Ltd.	8,000	71,501
Chang Hwa Commercial Bank Ltd.	25,050	15,204
Chicony Electronics Co. Ltd.	8,050	21,772
China Development Financial Holding Corp.	128,000	38,931
China Life Insurance Co. Ltd.	24,000	22,651
China Motor Co. Ltd.	8,000	7,750
China Steel Corp.	40,840	33,505
Chunghwa Telecom Co. Ltd.	40,000	128,062
Clevo Co.	8,000	15,074
Compal Electronics Inc.	40,000	32,949

Security	Shares	Value

CTBC Financial Holding Co. Ltd.	120,529	$76,774
CTCI Corp.	8,000	13,873
E.Sun Financial Holding Co. Ltd.	56,000	36,978
Far Eastern Department Stores Ltd.	8,000	7,430
Far Eastern New Century Corp.	32,400	33,496
Far EasTone Telecommunications Co. Ltd.	16,000	36,338
First Financial Holding Co. Ltd.	67,510	41,876
Formosa Chemicals & Fibre Corp.	16,720	40,092
Formosa Taffeta Co. Ltd.	8,000	8,791
Foxconn Technology Co. Ltd.	8,000	18,462
Fubon Financial Holding Co. Ltd.	64,000	92,098
Hon Hai Precision Industry Co. Ltd.	108,800	335,266
Hua Nan Financial Holdings Co. Ltd.	58,100	35,555
Innolux Corp.[a]	65,640	25,940
Inventec Corp.	24,000	22,411
Lite-On Technology Corp.	16,089	26,077
Mega Financial Holding Co. Ltd.	94,130	78,637
Novatek Microelectronics Corp. Ltd.	8,000	40,953
Pegatron Corp.	16,000	30,948
Pou Chen Corp.	16,000	17,662
Powertech Technology Inc.	8,000	15,448
Quanta Computer Inc.	24,000	64,591
Realtek Semiconductor Corp.	8,060	24,864
Ruentex Development Co. Ltd.	8,586	15,749
Ruentex Industries Ltd.	8,000	19,743
Shin Kong Financial Holding Co. Ltd.	65,259	20,719
Siliconware Precision Industries Co. Ltd.	32,000	51,225
SinoPac Financial Holdings Co. Ltd.	32,955	14,617
Synnex Technology International Corp.	16,000	25,906
Taishin Financial Holdings Co. Ltd.	62,076	30,846
Taiwan Cement Corp.	32,000	47,596
Taiwan Cooperative Financial Holding Co. Ltd.	56,153	30,806
Taiwan Glass Industry Corp.	8,000	7,137
Taiwan Mobile Co. Ltd.	16,000	52,772
Teco Electric and Machinery Co. Ltd.	16,000	17,929
U-Ming Marine Transport Corp.	8,000	13,473
Unimicron Technology Corp.	8,000	7,350
United Microelectronics Corp.	112,000	52,479
Walsin Lihwa Corp.[a]	40,000	13,407
Wistron Corp.	24,900	21,175
WPG Holdings Co. Ltd.	16,000	22,304
Yuanta Financial Holding Co. Ltd.	72,000	37,578

		2,251,381
THAILAND — 2.05%
Bangkok Bank PCL Foreign	4,800	27,048
Bangkok Bank PCL NVDR	5,600	31,556
Banpu PCL NVDR	9,900	8,745
BTS Group Holdings PCL NVDR	39,200	10,090
Kasikornbank PCL Foreign	4,800	27,341
Kasikornbank PCL NVDR	6,400	36,552
Krung Thai Bank PCL NVDR	36,800	21,185
PTT Exploration & Production PCL NVDR	13,600	63,588
PTT Global Chemical PCL NVDR	16,000	33,506
PTT PCL NVDR	8,000	71,642
Siam Commercial Bank PCL NVDR	7,200	34,871
Thai Oil PCL NVDR	8,000	12,123
True Corp. PCL NVDR[a]	36,000	7,786

		386,033

81

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2014

Security	Shares	Value

TURKEY — 1.86%
Akbank TAS	6,288	$24,561
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,824	22,810
Enka Insaat ve Sanayi AS	4,347	12,101
Ford Otomotiv Sanayi AS	560	7,434
Haci Omer Sabanci Holding AS	5,888	28,678
KOC Holding AS	6,104	30,167
Koza Altin Isletmeleri AS	424	4,231
Tofas Turk Otomobil Fabrikasi AS	1,136	7,052
Turk Hava Yollari AO	2,530	8,614
Turk Telekomunikasyon AS	4,496	13,032
Turkcell Iletisim Hizmetleri ASa	5,312	33,355
Turkiye Halk Bankasi AS	5,560	43,276
Turkiye Is Bankasi AS Class C	15,456	44,061
Turkiye Petrol Rafinerileri AS	1,216	29,613
Turkiye Sise ve Cam Fabrikalari AS	3,896	5,414
Turkiye Vakiflar Bankasi TAO Class D	7,616	18,402
Yapi ve Kredi Bankasi AS	7,976	18,624

		351,425
UNITED ARAB EMIRATES — 0.65%
Abu Dhabi Commercial Bank PJSC	6,824	17,427
DP World Ltd.	776	16,816
Dubai Islamic Bank PJSC	4,752	10,027
Emaar Properties PJSC	10,912	31,046
First Gulf Bank PJSC	4,072	19,900
National Bank of Abu Dhabi PJSC	5,872	27,578

		122,794

TOTAL COMMON STOCKS
(Cost: $17,218,128)		17,237,855

PREFERRED STOCKS — 7.98%

BRAZIL — 5.87%
AES Tiete SA	800	6,102
Banco Bradesco SA	13,600	189,232
Banco do Estado do Rio Grande do Sul SA Class B	1,600	7,575
Bradespar SA	2,400	19,902
Braskem SA Class A	1,600	10,443
Centrais Eletricas Brasileiras SA Class B	2,400	10,357
Companhia Energetica de Minas Gerais	6,796	47,202
Companhia Energetica de Sao Paulo Class B	1,600	19,174
Companhia Paranaense de Energia Class B	800	11,495
Gerdau SA	8,000	47,542
Itausa - Investimentos Itau SA	30,496	116,108
Metalurgica Gerdau SA	2,400	17,451
Oi SA	26,400	22,833
Petroleo Brasileiro SA	40,000	297,631
Suzano Papel e Celulose SA Class A	3,200	11,513
Telefonica Brasil SA	2,400	47,881
Usinas Siderurgicas de Minas Gerais SA Class A	4,000	14,070
Vale SA Class A	18,400	210,328

		1,106,839
COLOMBIA — 0.24%
Banco Davivienda SA	920	14,239
Grupo Argos SA	1,112	12,113

Security	Shares	Value

Grupo de Inversiones Suramericana SA	920	$18,621

		44,973
RUSSIA — 0.26%
Surgutneftegas OJSC	65,600	48,858

		48,858
SOUTH KOREA — 1.61%
Hyundai Motor Co. Ltd.	232	32,746
Hyundai Motor Co. Ltd. Series 2	352	52,100
LG Chem Ltd.	72	11,574
Samsung Electronics Co. Ltd.	192	208,336

		304,756

TOTAL PREFERRED STOCKS
(Cost: $1,662,539)		1,505,426

RIGHTS — 0.01%

SOUTH KOREA — 0.01%
BS Financial Group Inc.[a]	257	491
GS Engineering & Construction Corp.[a]	116	631

		1,122

TOTAL RIGHTS (Cost: $0)		1,122

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	101,003	101,003
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	5,878	5,878

		106,881

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,881)		106,881

TOTAL INVESTMENTS IN SECURITIES — 99.97% (Cost: $18,987,548)		18,851,284
Other Assets, Less Liabilities — 0.03%		5,383

NET ASSETS — 100.00%		$18,856,667

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

82

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2014

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

83

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMU ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.58%

AUSTRIA — 0.86%
Andritz AG	199,356	$11,886,410
Erste Group Bank AG	751,626	26,143,352
IMMOEAST AG Escrow[a,b]	105,078	1
IMMOFINANZ AGa	2,618,047	9,316,970
IMMOFINANZ AG Escrow[a,b]	68,575	1
OMV AG	398,712	16,534,066
Raiffeisen International Bank Holding AG	317,892	10,657,968
Telekom Austria AG	608,844	5,926,085
Vienna Insurance Group AG	105,066	5,685,970
Voestalpine AG	304,422	14,100,727

		100,251,550
BELGIUM — 3.83%
Ageas	603,456	25,395,083
Anheuser-Busch InBev NV	2,182,140	239,729,835
Belgacom SA	414,876	13,759,530
Colruyt SA	204,744	11,484,061
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	277,482	19,749,770
Groupe Bruxelles Lambert SA	220,908	23,023,998
KBC Groep NVa	676,194	40,294,350
Solvay SA	161,640	26,170,151
Telenet Group Holding NVa	142,815	8,564,901
UCB SA	307,116	24,507,525
Umicore SA	296,340	14,266,206

		446,945,410
FINLAND — 2.76%
Elisa OYJ	390,630	11,641,471
Fortum OYJ	1,217,688	29,725,969
Kone OYJ Class B	845,916	34,859,715
Metso OYJ[c]	309,810	12,056,871
Neste Oil OYJ	350,220	7,177,952
Nokia OYJ[a]	10,153,686	82,092,169
Nokian Renkaat OYJ[c]	304,422	12,910,608
Orion OYJ Class B	269,400	8,499,142
Sampo OYJ Class A	1,212,300	61,173,969
Stora Enso OYJ Class R	1,481,700	15,194,238
UPM-Kymmene OYJ	1,427,820	25,152,974
Wartsila OYJ Abp	406,794	21,970,502

		322,455,580
FRANCE — 32.87%
Accor SA	460,674	24,399,613
Aeroports de Paris	80,820	10,532,025
Airbus Group NV	1,594,848	114,492,555
Alcatel-Lucent[a,c]	7,562,058	30,863,563
ALSTOM	587,292	23,240,300
ArcelorMittal	2,704,776	41,337,002
Arkema SA	156,252	15,993,164
Atos SA	212,826	19,138,141
AXA SA	4,916,550	121,497,841
BNP Paribas SA	2,869,110	201,115,903
Bollore	13,470	8,644,348

Security	Shares	Value

Bouygues SA	519,942	$24,161,586
Bureau Veritas SA	603,456	18,214,631
Cap Gemini SA	390,630	28,432,055
Carrefour SA	1,670,280	60,785,773
Casino Guichard-Perrachon SA	153,558	19,792,928
Christian Dior SA	148,342	31,071,496
CNP Assurances SA	466,062	10,060,969
Compagnie de Saint-Gobain	1,204,218	68,678,230
Compagnie Generale des Etablissements Michelin Class B	503,778	62,143,724
Credit Agricole SA	2,718,246	42,451,614
Danone SA	1,540,968	114,872,076
Dassault Systemes SA	172,416	21,889,554
Edenred SA	554,964	17,413,572
Electricite de France	661,956	23,263,782
Essilor International SA	554,964	58,355,724
Eurazeo	102,372	8,842,489
Eutelsat Communications SA	412,182	14,446,354
Fonciere des Regions	78,126	7,827,077
GDF Suez	3,927,852	109,794,537
Gecina SA	59,268	8,467,527
Groupe Eurotunnel SA Registered	1,271,568	16,830,653
Icade	99,678	9,988,991
Iliad SA	70,044	22,413,178
Imerys SA	94,290	7,908,944
JCDecaux SA	183,192	7,306,762
Kering	204,744	45,288,074
Klepierre	272,094	13,223,352
L’Air Liquide SA	848,610	123,729,233
L’Oreal SA	651,948	113,870,853
Lafarge SA	506,472	43,795,430
Lagardere SCA	315,198	10,995,599
Legrand SA	722,641	45,788,635
LVMH Moet Hennessy Louis Vuitton SA	757,014	150,764,003
Natixis	2,524,278	17,222,525
Orange	5,027,004	84,133,011
Pernod Ricard SA	576,516	70,762,339
PSA Peugeot Citroen SAa	1,064,130	15,072,375
Publicis Groupe SA	493,002	42,570,113
Remy Cointreau SA	67,350	6,249,369
Renault SA	519,942	48,997,184
Rexel SA	730,074	17,463,788
Safran SA	735,462	49,962,987
Sanofi	3,232,800	346,023,880
Schneider Electric SA	1,417,044	133,575,040
SCOR SE	420,264	14,686,605
SES SA Class A FDR	829,752	30,174,159
Societe BIC SA	78,455	10,262,371
Societe Generale	1,947,762	112,332,755
Sodexo	256,546	27,599,519
STMicroelectronics NVa	1,729,548	17,322,809
Suez Environnement SA	769,859	15,484,541
Technip SA	277,769	29,859,972
Thales SA	247,848	14,850,412
Total SA	5,808,264	408,013,502
Unibail-Rodamco SE	264,012	73,888,862
Valeo SA	205,547	27,627,210
Vallourec SA	293,646	15,987,724
Veolia Environnement	1,112,622	21,285,571
Vinci SA	1,309,284	97,011,527
Vivendi SA	3,270,516	85,863,976
Wendel	88,902	13,441,290
Zodiac Aerospace	503,778	17,928,190

		3,839,777,466

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

May 31, 2014

Security	Shares	Value

GERMANY — 27.50%
Adidas AG	568,434	$61,075,229
Allianz SE Registered	1,236,546	209,903,802
Axel Springer SE	107,760	6,947,828
BASF SE	2,491,950	287,231,104
Bayer AG Registered	2,244,102	324,898,440
Bayerische Motoren Werke AG	897,102	112,731,152
Beiersdorf AG	274,788	27,777,195
Brenntag AG	140,088	26,198,090
Celesio AG	137,394	4,891,381
Commerzbank AGa	2,618,568	41,609,548
Continental AG	299,034	70,775,757
Daimler AG Registered	2,610,486	248,281,177
Deutsche Bank AG Registered	2,761,350	111,966,175
Deutsche Boerse AG	522,636	39,937,143
Deutsche Lufthansa AG Registered	627,702	16,573,878
Deutsche Post AG Registered	2,618,568	97,225,917
Deutsche Telekom AG Registered	8,445,690	142,040,343
Deutsche Wohnen AG Bearer	778,566	17,285,129
E.ON SE	5,428,410	105,813,855
Fraport AG	102,372	7,861,853
Fresenius Medical Care AG & Co. KGaA	587,292	38,947,537
Fresenius SE & Co. KGaA	342,138	51,098,332
GEA Group AG	495,696	21,343,874
Hannover Rueck SE Registered	164,334	14,629,552
HeidelbergCement AG	382,548	32,980,346
Henkel AG & Co. KGaA	317,892	32,268,874
Hochtief AG	64,656	5,889,111
Hugo Boss AG	86,721	12,336,444
Infineon Technologies AG	3,052,302	37,897,522
K+S AG Registered	466,062	16,217,112
Kabel Deutschland Holding AG	61,962	8,827,050
Lanxess AG	247,848	17,640,571
Linde AG	503,778	105,348,736
MAN SE	99,678	12,463,116
Merck KGaA	175,110	30,107,254
METRO AGa	436,428	18,235,070
Muenchener Rueckversicherungs-Gesellschaft AG Registered	487,614	108,189,810
Osram Licht AGa	239,766	12,179,009
ProSiebenSat.1 Media AG Registered	592,680	26,999,847
QIAGEN NVa	646,560	14,848,501
RTL Group SA	105,066	12,257,953
RWE AG	1,330,836	53,480,996
SAP AG	2,500,032	191,585,358
Siemens AG Registered	2,149,812	285,901,569
Sky Deutschland AGa,c	1,188,054	11,095,218
Telefonica Deutschland Holding AGd	762,567	5,927,037
ThyssenKrupp AGa	1,228,464	36,928,918
United Internet AG Registered[e]	315,198	14,582,663
Volkswagen AG	80,820	21,312,186

		3,212,544,562
IRELAND — 1.00%
Bank of Ireland[a]	65,825,196	25,329,751
CRH PLC	1,996,254	54,697,711
Irish Bank Resolution Corp. Ltd.[a,b]	446,666	6
Kerry Group PLC Class A	428,346	32,644,314
Ryanair Holdings PLC[a]	43,520	426,505
Ryanair Holdings PLC SP ADR[a]	66,332	3,771,637

		116,869,924

Security	Shares	Value

ITALY — 8.21%
Assicurazioni Generali SpA	3,162,756	$71,684,452
Atlantia SpA	1,120,704	31,166,264
Banca Monte dei Paschi di Siena SpA[a,c]	264,012	8,956,007
Banco Popolare SCa	972,534	18,778,067
CNH Industrial NVa	2,556,606	28,013,605
Enel Green Power SpA	4,828,254	13,558,921
Enel SpA	17,874,690	101,271,097
Eni SpA	6,896,640	175,888,120
Exor SpA	269,400	11,579,713
Fiat SpA[a,c]	2,373,414	24,824,203
Finmeccanica SpA[a]	1,101,846	9,051,218
Intesa Sanpaolo SpA	31,530,576	105,755,614
Intesa Sanpaolo SpA RNC	2,529,666	7,221,285
Luxottica Group SpA	452,592	25,876,799
Mediobanca SpA[a]	1,635,258	16,400,734
Pirelli & C. SpA	649,254	10,959,077
Prysmian SpA	554,964	12,896,418
Saipem SpA[a]	719,298	18,766,634
Snam SpA	5,560,416	32,671,642
Telecom Italia SpA[a]	27,260,586	33,887,787
Telecom Italia SpA RNC	16,349,886	15,628,328
Tenaris SA	1,279,650	28,671,737
Terna SpA	4,156,290	22,084,697
UniCredit SpA	11,894,993	103,799,291
Unione di Banche Italiane SpA	2,333,004	21,504,556
UnipolSai SpA	2,451,540	8,443,412

		959,339,678
LUXEMBOURG — 0.10%
Altice SAa	164,334	11,952,102

		11,952,102
NETHERLANDS — 8.36%
AEGON NV	4,900,386	42,554,953
Akzo Nobel NV	649,254	48,708,978
ASML Holding NV	969,840	83,320,997
Corio NV	188,580	9,440,039
Delta Lloyd NV	533,412	12,966,963
Fugro NV CVA	202,050	11,669,318
Gemalto NVc	215,520	23,424,105
Heineken Holding NV	274,788	18,151,917
Heineken NV	625,008	44,101,135
ING Groep NV CVA[a]	10,417,698	146,064,018
Koninklijke Ahold NV	2,532,360	46,062,260
Koninklijke DSM NV	468,756	33,837,024
Koninklijke KPN NVa	8,682,762	32,120,113
Koninklijke Philips NV	2,629,344	83,131,017
Koninklijke Vopak NV	191,274	9,754,989
OCI NVa	231,684	8,880,500
Randstad Holding NV	336,750	19,611,990
Reed Elsevier NV	1,896,576	42,507,472
Royal Boskalis Westminster NV CVA	234,378	13,362,106
TNT Express NV	1,185,360	10,604,223
Unilever NV CVA	4,426,242	191,825,040
Wolters Kluwer NV	821,670	24,621,778
Ziggo NV	406,794	19,197,822

		975,918,757

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

May 31, 2014

Security	Shares	Value

PORTUGAL — 0.57%
Banco Espirito Santo SA Registered[a,c]	4,974,110	$6,753,488
Energias de Portugal SA	6,282,408	29,747,143
Galp Energia SGPS SA Class B	1,045,272	18,542,245
Jeronimo Martins SGPS SA	686,407	11,740,746

		66,783,622
SPAIN — 11.52%
Abertis Infraestructuras SA	1,067,729	23,420,797
Actividades de Construcciones y Servicios SA	482,226	21,448,220
Amadeus IT Holding SA Class A	1,039,884	45,733,543
Banco Bilbao Vizcaya Argentaria SA	16,013,136	205,484,308
Banco de Sabadell SA	9,283,524	30,706,840
Banco Popular Espanol SA	4,736,052	33,482,641
Banco Santander SA	32,055,906	329,114,102
Bankia SAa	12,467,832	25,366,365
CaixaBank SA	4,781,850	29,114,891
Distribuidora Internacional de Alimentacion SA	1,681,056	15,545,665
Enagas SA	424,953	12,519,391
Ferrovial SA	1,115,316	24,167,853
Gas Natural SDG SA	977,922	28,216,397
Grifols SA	409,488	22,210,992
Iberdrola SA	13,968,390	100,620,776
Industria de Diseno Textil SA	592,680	86,131,008
International Consolidated Airlines Group SAa	2,785,596	18,473,281
Mapfre SA	2,632,038	10,760,281
Red Electrica Corporacion SA	240,784	20,679,689
Repsol SA	2,354,556	66,394,802
Telefonica SA	11,139,690	187,120,258
Zardoya Otis SA	462,483	8,355,519

		1,345,067,619

TOTAL COMMON STOCKS
(Cost: $10,282,549,584)		11,397,906,270

PREFERRED STOCKS — 1.96%

GERMANY — 1.96%
Bayerische Motoren Werke AG	148,170	14,306,643
Fuchs Petrolub SE	96,984	9,197,601
Henkel AG & Co. KGaA	484,920	56,065,662
Porsche Automobil Holding SE	414,876	44,355,447
Volkswagen AG	393,324	104,658,548

		228,583,901

TOTAL PREFERRED STOCKS (Cost: $202,988,660)		228,583,901

RIGHTS — 0.02%

PORTUGAL — 0.01%
Banco Espirito Santo SAa,c	4,703,776	860,084

		860,084

Security	Shares	Value

SPAIN — 0.01%
Abertis Infraestructuras SAa	998,032	$1,094,940

		1,094,940

TOTAL RIGHTS
(Cost: $904,053)		1,955,024

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	82,275,460	82,275,460
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	4,787,988	4,787,988
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	8,012,953	8,012,953

		95,076,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,076,401)		95,076,401

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $10,581,518,698)		11,723,521,596
Other Assets, Less Liabilities — (0.37)%		(43,064,946)

NET ASSETS — 100.00%		$11,680,456,650

FDR — Fiduciary Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRANCE ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.55%

AEROSPACE & DEFENSE — 5.12%
Airbus Group NV	184,408	$13,238,467
Safran SA	85,100	5,781,196
Thales SA	29,008	1,738,085
Zodiac Aerospace	58,460	2,080,444

		22,838,192
AIR FREIGHT & LOGISTICS — 0.24%
Bollore	1,702	1,092,255

		1,092,255
AUTO COMPONENTS — 2.32%
Compagnie Generale des Etablissements Michelin Class B	58,312	7,193,099
Valeo SA	23,680	3,182,787

		10,375,886
AUTOMOBILES — 1.66%
PSA Peugeot Citroen SAa	122,618	1,736,766
Renault SA	60,310	5,683,365

		7,420,131
BEVERAGES — 1.99%
Pernod Ricard SA	66,674	8,183,655
Remy Cointreau SA	7,622	707,241

		8,890,896
BUILDING PRODUCTS — 1.78%
Compagnie de Saint-Gobain	139,416	7,951,089

		7,951,089
CHEMICALS — 3.62%
Arkema SA	17,760	1,817,824
L’Air Liquide SA	98,198	14,317,487

		16,135,311
COMMERCIAL BANKS — 9.68%
BNP Paribas SA	332,260	23,290,418
Credit Agricole SA	314,130	4,905,857
Natixis	291,338	1,987,727
Societe Generale	225,700	13,016,735

		43,200,737
COMMERCIAL SERVICES & SUPPLIES — 0.71%
Edenred SAb	63,862	2,003,852
Societe BIC SA	8,954	1,171,235

		3,175,087

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.80%
Alcatel-Lucent[a,b]	875,938	$3,575,028

		3,575,028
CONSTRUCTION & ENGINEERING — 3.14%
Bouygues SA	60,162	2,795,714
Vinci SA	151,626	11,234,744

		14,030,458
CONSTRUCTION MATERIALS — 1.34%
Imerys SA	10,747	901,447
Lafarge SA	58,608	5,067,926

		5,969,373
DIVERSIFIED FINANCIAL SERVICES — 0.57%
Eurazeo	11,840	1,022,692
Wendel	9,916	1,499,222

		2,521,914
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.00%
Iliad SA	8,214	2,628,374
Orange	582,084	9,741,882
Vivendi SA	378,510	9,937,384

		22,307,640
ELECTRIC UTILITIES — 0.60%
Electricite de France	75,924	2,668,273

		2,668,273
ELECTRICAL EQUIPMENT — 5.24%
ALSTOM	67,858	2,685,275
Legrand SA	83,398	5,284,340
Schneider Electric SA	163,614	15,422,772

		23,392,387
ENERGY EQUIPMENT & SERVICES — 0.77%
Technip SA	32,116	3,452,447

		3,452,447
FOOD & STAPLES RETAILING — 2.09%
Carrefour SA	193,214	7,031,553
Casino Guichard-Perrachon SA	17,760	2,289,183

		9,320,736
FOOD PRODUCTS — 2.98%
Danone SA	178,266	13,288,910

		13,288,910

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.51%
Essilor International SA	64,010	$6,730,797

		6,730,797
HOTELS, RESTAURANTS & LEISURE — 1.35%
Accor SA	53,724	2,845,493
Sodexo	29,600	3,184,403

		6,029,896
INSURANCE — 3.79%
AXA SA	569,282	14,068,103
CNP Assurances SA	53,724	1,159,750
SCOR SE	48,100	1,680,910

		16,908,763
IT SERVICES — 1.24%
Atos SA	24,642	2,215,904
Cap Gemini SA	45,288	3,296,293

		5,512,197
MACHINERY — 0.42%
Vallourec SA	34,262	1,865,414

		1,865,414
MEDIA — 2.74%
Eutelsat Communications SA	48,470	1,698,800
JCDecaux SA	20,868	832,337
Lagardere SCA	37,148	1,295,898
Publicis Groupe SA	56,906	4,913,763
SES SA Class A FDR	95,386	3,468,738

		12,209,536
METALS & MINING — 1.07%
ArcelorMittal	313,686	4,794,053

		4,794,053
MULTI-UTILITIES — 3.80%
GDF Suez	454,508	12,704,780
Suez Environnement SA	88,208	1,774,170
Veolia Environnement	129,278	2,473,217

		16,952,167
OIL, GAS & CONSUMABLE FUELS — 10.57%
Total SA	671,846	47,195,210

		47,195,210
PERSONAL PRODUCTS — 2.95%
L’Oreal SA	75,480	13,183,524

		13,183,524

Security	Shares	Value

PHARMACEUTICALS — 8.98%
Sanofi	374,218	$40,054,555

		40,054,555
PROFESSIONAL SERVICES — 0.47%
Bureau Veritas SA	69,338	2,092,889

		2,092,889
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.94%
Fonciere des Regions	8,880	889,646
Gecina SA	6,882	983,221
Icade	11,618	1,164,270
Klepierre	31,228	1,517,633
Unibail-Rodamco SE	30,562	8,553,366

		13,108,136
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.45%
STMicroelectronics NVa	200,318	2,006,345

		2,006,345
SOFTWARE — 0.56%
Dassault Systemes SA	19,832	2,517,827

		2,517,827
TEXTILES, APPAREL & LUXURY GOODS — 5.90%
Christian Dior SA	17,168	3,595,984
Kering	23,754	5,254,234
LVMH Moet Hennessy Louis Vuitton SA	87,690	17,464,004

		26,314,222
TRADING COMPANIES & DISTRIBUTORS — 0.45%
Rexel SA	84,582	2,023,250

		2,023,250
TRANSPORTATION INFRASTRUCTURE — 0.71%
Aeroports de Paris	9,324	1,215,053
Groupe Eurotunnel SA Registered	146,964	1,945,236

		3,160,289

TOTAL COMMON STOCKS
(Cost: $448,146,594)		444,265,820

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,499,632	2,499,632
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	145,465	145,465

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	215,126	$215,126

		2,860,223

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,860,223)		2,860,223

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $451,006,817)		447,126,043
Other Assets, Less Liabilities — (0.19)%		(833,291)

NET ASSETS — 100.00%		$446,292,752

FDR — Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 103.36%

ARGENTINA — 5.74%
Banco Macro SA SP ADR[a]	218,792	$6,920,391
BBVA Banco Frances SA SP ADR[a]	266,526	2,558,649
Cresud SA SP ADR	31,744	398,705
Groupo Financiero Galicia SP ADR	498,636	6,771,477
Pampa Energia SA SP ADR[a]	41,045	364,480
Petrobras Argentina SA Class B SP ADR[a]	422,836	2,389,023
Telecom Argentina SA SP ADR	480,447	10,392,069
YPF SA SP ADR	477,062	14,254,612

		44,049,406
BANGLADESH — 1.51%
GrameenPhone Ltd.	832,000	2,861,629
Islami Bank Bangladesh Ltd.	4,930,401	1,553,785
Lafarge Surma Cement Ltd.[a]	462,000	468,414
Square Pharmaceuticals Ltd.	1,511,525	5,271,059
Titas Gas Transmission & Distribution Co. Ltd.	1,406,900	1,404,629

		11,559,516
ESTONIA — 0.23%
Tallink Group AS	1,641,768	1,756,376

		1,756,376
JORDAN — 0.73%
Arab Bank PLC	362,368	4,629,022
Jordan Phosphate Mines Co.	49,328	449,101
Jordan Telecommunications Co. PSC	109,087	495,815

		5,573,938
KAZAKHSTAN — 2.74%
Halyk Savings Bank of Kazakhstan JSC SP GDR[b]	371,300	3,958,058
KazMunaiGaz Exploration Production JSC SP GDR[b]	896,162	12,608,999
KCell JSC SP GDR[b]	286,151	4,461,094

		21,028,151
KENYA — 4.39%
Co-operative Bank of Kenya Ltd. (The)	9,144,696	2,241,858
East African Breweries Ltd.	2,446,442	7,894,448
Equity Bank Ltd.	12,904,200	6,143,106
Kenya Commercial Bank Ltd.	14,150,360	7,906,130
Safaricom Ltd.	64,360,200	9,503,587

		33,689,129
KUWAIT — 21.40%
Agility Public Warehousing Co. KSC	3,840,898	11,036,280
Al-Qurain Petrochemicals Co.	518,402	478,129
ALAFCO Aviation Lease and Finance Co. KSCC	457,502	421,960
Burgan Bank SAK	3,587,540	7,126,720
Commercial Real Estate Co. KPSC	1,814,580	643,696
Gulf Bank KSC[a]	7,688,453	9,818,528
Jazeera Airways	258,240	412,231

Security	Shares	Value

Kuwait Finance House	12,031,008	$34,996,192
Kuwait International Bank KSCP	644,796	720,506
Kuwait Portland Cement Co.	48,140	242,493
Kuwait Projects Co. Holding KSC	3,771,016	9,765,313
Mabanee Co. KPSC	1,718,724	6,828,560
Mobile Telecommunications Co. KSC	13,440,000	32,420,007
National Bank of Kuwait SAK	13,483,344	47,830,238
National Industries Group Holding KPSC[a]	826,268	732,767
National Real Estate Co. KSC[a]	671,956	371,852
Warba Bank KSCP[a]	379,600	377,042

		164,222,514
MAURITIUS — 1.18%
MCB Group Ltd.[a]	833,748	6,088,862
State Bank of Mauritius Ltd.	85,771,524	2,969,341

		9,058,203
MOROCCO — 3.63%
Attijariwafa Bank	165,624	6,329,451
Banque Centrale Populaire	130,248	3,003,955
Douja Promotion Groupe Addoha SA	1,009,422	7,365,040
Maroc Telecom SA	930,228	11,151,641

		27,850,087
NIGERIA — 12.52%
Access Bank PLC	67,632,032	4,198,424
Afriland Properties PLC[a]	7,291	98
Dangote Cement PLC	3,832,192	5,535,127
FBN Holdings PLC	95,042,272	8,937,595
Guaranty Trust Bank PLC	84,707,584	15,577,449
Guinness Nigeria PLC	3,716,490	4,111,438
Lafarge Cement WAPCO Nigeria PLC	5,898,048	4,078,245
Nestle Nigeria PLC	1,683,576	11,103,116
Nigerian Breweries PLC	21,542,560	23,315,485
Union Bank of Nigeria PLC[a]	11,693,582	758,969
United Bank for Africa PLC	94,174,080	4,439,552
Zenith Bank PLC	89,743,680	14,010,384

		96,065,882
OMAN — 3.52%
Ahli Bank SAOG	2,080,512	956,495
Bank Sohar	510,138	303,433
BankMuscat SAOG	5,276,348	8,771,072
HSBC Bank Oman SAOG	4,820,276	2,003,232
National Bank of Oman SAOG	1,573,692	1,324,354
Oman Cables Industry	47,436	300,633
Oman Cement Co. SAOG	956,222	1,957,150
Oman Telecommunications Co. SAOG	1,526,124	6,421,613
Omani Qatari Telecommunications Co. SAOG	1,786,496	2,682,064
Raysut Cement Co.	340,078	1,899,137
Renaissance Services SAOG	230,346	394,879

		27,014,062
PAKISTAN — 4.99%
Bank Al Habib Ltd.	752,000	335,416
Engro Corp. Ltd.[a]	1,250,461	2,710,283
Fauji Fertilizer Co. Ltd.	3,528,650	3,959,226
Hub Power Co. Ltd. (The)	3,016,030	1,745,978

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2014

Security	Shares	Value

Lucky Cement Ltd.	86,298	$324,849
MCB Bank Ltd.	3,007,566	9,183,943
National Bank of Pakistan	3,198,126	1,969,374
Oil & Gas Development Co. Ltd.	3,825,000	9,636,348
Pakistan Oilfields Ltd.	384,000	2,122,021
Pakistan Petroleum Ltd.	960,150	2,145,863
Pakistan State Oil Co. Ltd.	201,000	858,757
United Bank Ltd.	1,804,767	3,324,012

		38,316,070
QATAR — 17.57%
Al Khalij Commercial Bank	449,120	2,911,877
Barwa Real Estate Co.	485,462	5,761,527
Commercial Bank of Qatar QSC (The)	263,290	5,193,468
Doha Bank QSC	263,824	4,566,185
Industries Qatar QSC	332,026	17,221,568
Masraf Al Rayan QSC	1,834,122	33,054,506
Ooredoo QSC	399,464	17,010,143
Qatar Electricity & Water Co. QSC	137,328	7,545,495
Qatar Gas Transport Co. Ltd.	663,190	4,154,047
Qatar Islamic Bank SAQ	247,714	7,479,057
Qatar National Bank	336,482	16,824,100
Qatar Navigation QSC	143,028	3,497,113
Vodafone Qatar QSC[a]	1,687,404	9,633,037

		134,852,123
ROMANIA — 1.91%
Banca Transilvania[a]	9,987,119	5,403,464
BRD-Groupe Societe Generale SAa	674,327	1,871,243
OMV Petrom SA	21,849,400	2,980,772
Societatea Nationala de Gaze Naturale ROMGAZ SA	356,129	3,964,044
Transgaz SA Medias	7,104	426,207

		14,645,730
SLOVENIA — 0.18%
Telekom Slovenije DD	6,528	1,357,992

		1,357,992
SRI LANKA — 1.56%
Commercial Bank of Ceylon PLC	3,475,290	3,461,965
John Keells Holdings PLC	4,760,082	8,541,865

		12,003,830
UNITED ARAB EMIRATES — 17.33%
Abu Dhabi Commercial Bank PJSC	5,585,018	14,263,050
Arabtec Holding Co.[a]	9,285,628	16,938,348
Dana Gas PJSC[a]	16,717,440	3,823,262
DP World Ltd.	845,566	18,323,415
Dubai Financial Market PJSC	9,980,722	11,548,774
Dubai Islamic Bank PJSC	2,564,882	5,411,954
Emaar Properties PJSC	13,290,969	37,814,461
First Gulf Bank PJSC	2,140,852	10,462,515
National Bank of Abu Dhabi PJSC	3,072,458	14,429,791

		133,015,570
VIETNAM — 2.23%
Bank for Foreign Trade of Vietnam JSC[a]	1,165,800	1,597,930

Security	Principal or Shares	Value

Bao Viet Holdings	316,160	$605,198
Masan Group Corp.[a]	1,501,080	6,988,367
PetroVietnam Drilling and Well Services JSC	120,600	478,809
Petrovietnam Fertilizer & Chemicals JSC	719,580	1,105,346
Saigon Thuong Tin Commercial JSB	2,263,256	2,192,922
Vingroup JSC[a]	1,290,418	4,177,886

		17,146,458

TOTAL COMMON STOCKS (Cost: $666,301,140)		793,205,037

CONVERTIBLE BONDS — 0.00%

OMAN — 0.00%
BankMuscat SAOG
4.50%, 03/20/17[c]	540,521	—

		—

TOTAL CONVERTIBLE BONDS (Cost: $0)		—

TOTAL INVESTMENTS IN SECURITIES — 103.36%
(Cost: $666,301,140)		793,205,037
Other Assets, Less Liabilities — (3.36)%		(25,765,525)

NET ASSETS — 100.00%		$767,439,512

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 92.63%

AIR FREIGHT & LOGISTICS — 2.81%
Deutsche Post AG Registered	4,550,832	$168,969,763

		168,969,763
AIRLINES — 0.48%
Deutsche Lufthansa AG Registered	1,084,512	28,635,514

		28,635,514
AUTO COMPONENTS — 2.04%
Continental AG	517,296	122,434,292

		122,434,292
AUTOMOBILES — 11.03%
Bayerische Motoren Werke AG	1,558,128	195,796,648
Daimler AG Registered	4,530,240	430,867,401
Volkswagen AG	139,152	36,694,300

		663,358,349
CAPITAL MARKETS — 3.23%
Deutsche Bank AG Registered[a]	4,797,312	194,519,591

		194,519,591
CHEMICALS — 12.30%
BASF SE	4,321,824	498,148,950
K+S AG Registered	809,952	28,183,123
Lanxess AG	430,560	30,645,091
Linde AG	873,600	182,684,944

		739,662,108
COMMERCIAL BANKS — 1.20%
Commerzbank AGb	4,553,328	72,353,256

		72,353,256
CONSTRUCTION & ENGINEERING — 0.16%
Hochtief AG	108,576	9,889,510

		9,889,510
CONSTRUCTION MATERIALS — 0.95%
HeidelbergCement AG	663,312	57,185,658

		57,185,658
DIVERSIFIED FINANCIAL SERVICES — 1.15%
Deutsche Boerse AG	907,920	69,378,556

		69,378,556

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.27%
Deutsche Telekom AG Registered	14,660,880	$246,567,945
Telefonica Deutschland Holding AGc	1,312,876	10,204,303

		256,772,248
ELECTRICAL EQUIPMENT — 0.35%
Osram Licht AGb	418,704	21,268,236

		21,268,236
FOOD & STAPLES RETAILING — 0.53%
METRO AGb	762,528	31,860,356

		31,860,356
HEALTH CARE PROVIDERS & SERVICES — 2.74%
Celesio AG	238,992	8,508,384
Fresenius Medical Care AG & Co. KGaA	1,017,744	67,493,892
Fresenius SE & Co. KGaA	592,800	88,534,718

		164,536,994
HOUSEHOLD PRODUCTS — 0.93%
Henkel AG & Co. KGaA	550,368	55,867,261

		55,867,261
INDUSTRIAL CONGLOMERATES — 8.25%
Siemens AG Registered	3,730,896	496,168,511

		496,168,511
INSURANCE — 9.60%
Allianz SE Registered	2,147,808	364,590,615
Hannover Rueck SE Registered	283,296	25,219,940
Muenchener Rueckversicherungs-Gesellschaft AG Registered	843,648	187,185,184

		576,995,739
INTERNET SOFTWARE & SERVICES — 0.42%
United Internet AG Registered[d]	547,872	25,347,347

		25,347,347
LIFE SCIENCES TOOLS & SERVICES — 0.43%
QIAGEN NVa,b	1,128,192	25,909,366

		25,909,366
MACHINERY — 0.96%
GEA Group AG	859,872	37,024,708
MAN SE	165,984	20,753,606

		57,778,314
MEDIA — 1.90%
Axel Springer SE	185,952	11,989,258
Kabel Deutschland Holding AG	104,212	14,845,946
ProSiebenSat.1 Media AG Registered	1,029,600	46,903,966
RTL Group SA	182,208	21,258,039

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

May 31, 2014

Security	Shares	Value

Sky Deutschland AGa,b	2,062,320	$19,259,974

		114,257,183
METALS & MINING — 1.06%
ThyssenKrupp AGb	2,130,336	64,040,137

		64,040,137
MULTI-UTILITIES — 4.59%
E.ON SE	9,415,536	183,533,329
RWE AG	2,302,560	92,530,712

		276,064,041
PERSONAL PRODUCTS — 0.80%
Beiersdorf AG	474,240	47,938,982

		47,938,982
PHARMACEUTICALS — 10.24%
Bayer AG Registered	3,891,264	563,372,610
Merck KGaA	303,888	52,248,490

		615,621,100
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.50%
Deutsche Wohnen AG Bearer	1,345,968	29,882,157

		29,882,157
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.10%
Infineon Technologies AG	5,305,248	65,870,203

		65,870,203
SOFTWARE — 5.53%
SAP AG	4,335,552	332,247,060

		332,247,060
TEXTILES, APPAREL & LUXURY GOODS — 2.11%
Adidas AG	984,672	105,797,803
Hugo Boss AG	149,136	21,215,252

		127,013,055
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Brenntag AG	242,112	45,277,767

		45,277,767
TRANSPORTATION INFRASTRUCTURE — 0.22%
Fraport AG	173,472	13,322,113

		13,322,113

TOTAL COMMON STOCKS
(Cost: $4,906,079,972)		5,570,424,767

Security	Shares	Value

PREFERRED STOCKS — 6.58%

AUTOMOBILES — 4.71%
Bayerische Motoren Werke AG	255,216	$24,642,534
Porsche Automobil Holding SE	720,720	77,054,006
Volkswagen AG	680,784	181,148,024

		282,844,564
CHEMICALS — 0.26%
Fuchs Petrolub SE	166,608	15,800,481

		15,800,481
HOUSEHOLD PRODUCTS — 1.61%
Henkel AG & Co. KGaA	838,032	96,891,897

		96,891,897

TOTAL PREFERRED STOCKS
(Cost: $307,184,577)		395,536,942

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	57,119,278	57,119,278
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	3,324,034	3,324,034
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,635,007	2,635,007

		63,078,319

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,078,319)		63,078,319

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $5,276,342,868)		6,029,040,028
Other Assets, Less Liabilities — (0.26)%		(15,682,537)

NET ASSETS — 100.00%		$6,013,357,491

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

May 31, 2014

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
109	DAX Index (Jun. 2014)	Eurex	$36,957,182	$2,456,194

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.06%

AUSTRALIA — 0.77%
Australian Agricultural Co. Ltd.[a]	40,230	$46,615
GrainCorp Ltd. Class A	18,840	154,478
Nufarm Ltd.	18,000	71,869
Tassal Group Ltd.	13,620	49,690

		322,652
BRAZIL — 0.52%
BrasilAgro - Companhia Brasileira Propriedades Agricolas	3,000	13,896
Sao Martinho SA	7,100	120,599
SLC Agricola SA	6,000	50,958
Tereos Internacional SA	36,000	33,704

		219,157
CANADA — 11.14%
AG Growth International Inc.	1,380	57,953
Agrium Inc.	15,180	1,361,076
Potash Corp. of Saskatchewan Inc.	89,460	3,241,931

		4,660,960
CHILE — 0.11%
Empresas Aquachile SAa	39,105	27,675
Multiexport Foods SAa	70,140	16,009

		43,684
CHINA — 1.38%
Asian Citrus Holdings Ltd.	90,000	20,547
Century Sunshine Group Holdings Ltd.	150,000	20,702
China Agri-Industries Holdings Ltd.	211,200	87,172
China BlueChemical Ltd. Class H	180,000	96,350
China Huishan Dairy Holdings Co. Ltd.[a]	630,000	149,517
China Modern Dairy Holdings Ltd.[a,b]	191,000	78,835
First Tractor Co. Ltd. Class H	60,000	36,219
Sinofert Holdings Ltd.[b]	300,000	36,373
YuanShengTai Dairy Farm Ltd.[a]	270,000	50,497

		576,212
DENMARK — 0.30%
Auriga Industries A/S Class Ba	1,800	75,036
United International Enterprises Ltd.	240	49,235

		124,271
FINLAND — 0.04%
HKScan OYJ Class A	3,090	16,360

		16,360
FRANCE — 0.28%
Naturex	510	45,569

Security	Shares	Value

Vilmorin & Cie SA	540	$71,571

		117,140
GERMANY — 2.12%
K+S AG Registered	18,210	633,636
KWS Saat AG	240	82,888
Suedzucker AGb	8,460	172,007

		888,531
INDONESIA — 1.37%
PT Astra Agro Lestari Tbk	42,000	98,300
PT BW Plantation Tbk	200,300	22,132
PT Charoen Pokphand Indonesia Tbk	777,000	251,236
PT Japfa Comfeed Indonesia Tbk	519,000	58,457
PT Malindo Feedmill Tbk	92,300	23,441
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	336,000	66,480
PT Salim Ivomas Pratama Tbk	420,000	37,593
PT Sampoerna Agro Tbk	68,300	13,806

		571,445
ISRAEL — 1.39%
Israel Chemicals Ltd.	47,520	418,006
Israel Corp. Ltd. (The)[a]	281	163,600

		581,606
ITALY — 0.01%
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	120	4,996

		4,996
JAPAN — 5.48%
Hokuto Corp.	4,100	78,659
Iseki & Co. Ltd.	30,000	75,778
Kubota Corp.	120,000	1,639,393
Maruha Nichiro Corp.	6,000	94,707
Mitsui Sugar Co. Ltd.	11,000	41,516
Nihon Nohyaku Co. Ltd.	3,000	31,638
Nippon Beet Sugar Manufacturing Co. Ltd.	11,000	19,460
Nippon Meat Packers Inc.	14,000	272,446
Sakata Seed Corp.	3,000	40,277

		2,293,874
MALAYSIA — 3.06%
Felda Global Ventures Holdings Bhd	129,000	170,233
Genting Plantations Bhd	27,100	94,804
IOI Corp. Bhd	300,000	460,317
Kim Loong Resources Bhd	12,000	11,541
Kuala Lumpur Kepong Bhd	48,000	357,348
QL Resources Bhd	58,450	59,487
Rimbunan Sawit Bhd	67,100	16,603
Sarawak Oil Palms Bhd	12,000	26,218
TDM Bhd	74,200	22,170
TH Plantations Bhd	27,000	17,647
TSH Resources Bhd	36,000	44,818

		1,281,186

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2014

Security	Shares	Value

MEXICO — 0.45%
Grupo Lala SAB de CV	75,000	$188,658

		188,658
NETHERLANDS — 0.77%
Nutreco NV	7,260	320,381

		320,381
NORWAY — 3.65%
Austevoll Seafood ASA	9,660	60,643
Bakkafrost P/F	3,870	72,236
Cermaq ASA	4,380	53,893
Leroey Seafood Group ASA	2,310	77,342
Marine Harvest ASA	32,610	391,964
Yara International ASA	19,020	869,249

		1,525,327
POLAND — 0.47%
Grupa Azoty SA	5,370	141,059
Kernel Holding SAa	5,850	54,054

		195,113
RUSSIA — 1.57%
Acron JSC	872	34,024
Uralkali OJSC	139,500	623,544

		657,568
SINGAPORE — 2.55%
Bumitama Agri Ltd.	41,000	39,245
First Resources Ltd.[b]	60,000	120,129
GMG Global Ltd.[b]	390,000	27,687
Golden Agri-Resources Ltd.	750,000	343,996
Indofood Agri Resources Ltd.	60,000	47,860
Wilmar International Ltd.	191,000	489,060

		1,067,977
SOUTH AFRICA — 0.64%
Astral Foods Ltd.	4,200	46,231
Illovo Sugar Ltd.	24,450	70,460
Tongaat Hulett Ltd.	11,460	149,891

		266,582
SOUTH KOREA — 0.35%
Dongwon Industries Co. Ltd.	120	36,405
Harim Co. Ltd.[a,b]	3,341	21,090
Namhae Chemical Corp.	3,600	35,640
Nong Woo Bio Co. Ltd.	990	21,688
Silla Co. Ltd.	710	17,572
TS Corp.	410	12,941

		145,336

Security	Shares	Value

SPAIN — 0.00%
Pescanova SAa,c	414	$—

		—
SWEDEN — 0.21%
Cloetta ABa	25,170	87,421

		87,421
SWITZERLAND — 9.01%
Syngenta AG Registered	9,780	3,768,902

		3,768,902
TAIWAN — 0.43%
Sinon Corp.	60,000	36,518
Taiwan Fertilizer Co. Ltd.	71,000	143,726
Taiyen Biotech Co. Ltd.	1	1

		180,245
THAILAND — 0.68%
Charoen Pokphand Foods PCL NVDR	283,100	239,294
GFPT PCL NVDR	58,100	23,891
Khon Kaen Sugar Industry PCL NVDR	55,100	22,994

		286,179
TURKEY — 0.05%
Gubre Fabrikalari TAS	10,860	20,847

		20,847
UNITED STATES — 49.26%
AGCO Corp.	9,450	509,922
Alico Inc.	330	12,372
American Vanguard Corp.	3,120	47,486
Archer-Daniels-Midland Co.	68,850	3,094,119
Bunge Ltd.	15,300	1,188,963
Cal-Maine Foods Inc.	1,500	104,640
CF Industries Holdings Inc.	5,850	1,423,363
Darling Ingredients Inc.[a]	17,340	346,627
Deere & Co.	36,780	3,353,232
Fresh Del Monte Produce Inc.	4,560	132,103
Ingredion Inc.	7,800	593,970
Intrepid Potash Inc.[a]	6,390	103,582
Lindsay Corp.	1,410	118,849
Monsanto Co.	55,080	6,711,498
Mosaic Co. (The)	33,840	1,691,662
Pilgrim’s Pride Corp.[a]	6,900	175,536
Sanderson Farms Inc.	2,220	205,372
Scotts Miracle-Gro Co. (The) Class A	4,980	298,551
Titan International Inc.	6,090	96,283
Toro Co. (The)	6,150	397,167

		20,605,297

TOTAL COMMON STOCKS
(Cost: $40,362,088)		41,017,907

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 0.72%

INDIA — 0.72%
iShares India 50 ETF[d]	10,751	$299,523

		299,523

TOTAL INVESTMENT COMPANIES
(Cost: $255,961)		299,523

PREFERRED STOCKS — 0.74%

CHILE — 0.74%
Sociedad Quimica y Minera de Chile SA Series B	10,290	310,507

		310,507

TOTAL PREFERRED STOCKS
(Cost: $284,190)		310,507

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	372,686	372,686
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	21,689	21,689
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	25,574	25,574

		419,949

TOTAL SHORT-TERM INVESTMENTS
(Cost: $419,949)		419,949

TOTAL INVESTMENTS IN SECURITIES — 100.52%
(Cost: $41,322,188)		42,047,886
Other Assets, Less Liabilities — (0.52)%		(216,774)

NET ASSETS — 100.00%		$41,831,112

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

97

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.03%

AUSTRALIA — 1.65%
Aurora Oil and Gas Ltd.[a]	1,100	$4,279
AWE Ltd.[a]	938	1,550
Beach Energy Ltd.	2,211	3,406
Buru Energy Ltd.[a,b]	2,150	2,241
Drillsearch Energy Ltd.[a,b]	812	1,175
Karoon Gas Australia Ltd.[a]	264	604
Roc Oil Co. Ltd.[a]	1,350	672
Santos Ltd.	1,830	24,730
Senex Energy Ltd.[a]	1,285	885
Sundance Energy Australia Ltd.[a]	2,070	2,100
Whitehaven Coal Ltd.[a,b]	1,360	1,880
Woodside Petroleum Ltd.	1,230	48,275

		91,797
AUSTRIA — 0.22%
OMV AG	296	12,275

		12,275
BRAZIL — 0.75%
Petroleo Brasileiro SA	5,400	37,893
QGEP Participacoes SA	1,000	3,968

		41,861
CANADA — 10.48%
Advantage Oil & Gas Ltd.[a]	272	1,633
ARC Resources Ltd.	586	16,865
Athabasca Oil Corp.[a]	600	4,172
Bankers Petroleum Ltd.[a]	422	2,530
Baytex Energy Corp.	248	10,344
Bellatrix Exploration Ltd.[a]	456	3,989
Birchcliff Energy Ltd.[a]	158	1,957
BlackPearl Resources Inc.[a]	502	1,059
Bonavista Energy Corp.	312	4,649
Bonterra Energy Corp.	56	2,973
Cameco Corp.	718	14,336
Canacol Energy Ltd.[a]	160	1,062
Canadian Natural Resources Ltd.	2,026	82,339
Canadian Oil Sands Ltd.	882	18,528
Cenovus Energy Inc.	1,514	44,994
Crescent Point Energy Corp.	722	29,556
Crew Energy Inc.[a]	354	3,400
DeeThree Exploration Ltd.[a]	168	1,598
Denison Mines Corp.[a]	538	649
Encana Corp.	1,348	31,346
Enerplus Corp.	420	9,546
Husky Energy Inc.	660	22,228
Imperial Oil Ltd.	552	27,141
Ithaca Energy Inc.[a]	538	1,229
Kelt Exploration Ltd.[a]	168	2,011
Legacy Oil & Gas Inc. Class Aa	226	1,769
Lightstream Resources Ltd.	312	2,207
Long Run Exploration Ltd.	228	1,153
MEG Energy Corp.[a]	308	10,733

Security	Shares	Value

NuVista Energy Ltd.[a]	156	$1,600
Pacific Rubiales Energy Corp.	610	11,904
Painted Pony Petroleum Ltd.[a]	194	2,055
Paramount Resources Ltd. Class Aa	136	7,145
Parex Resources Inc.[a]	200	2,161
Pengrowth Energy Corp.	1,125	7,097
Penn West Petroleum Ltd.	900	8,346
Peyto Exploration & Development Corp.	250	8,859
Raging River Exploration Inc.[a]	242	2,247
RMP Energy Inc.[a]	262	2,012
Suncor Energy Inc.	2,876	110,527
Surge Energy Inc.	200	1,243
Talisman Energy Inc.	1,932	19,928
TORC Oil & Gas Ltd.	156	2,075
Tourmaline Oil Corp.[a]	302	15,019
TransGlobe Energy Corp.	116	803
Trilogy Energy Corp.	178	4,690
Twin Butte Energy Ltd.	600	1,044
Vermilion Energy Inc.	190	12,812
Whitecap Resources Inc.	318	4,355

		581,918
CHINA — 2.60%
China Coal Energy Co. Class Hb	6,000	3,421
China Shenhua Energy Co. Ltd. Class H	6,000	16,445
CNOOC Ltd.	34,000	58,326
Hidili Industry International Development Ltd.[a,b]	12,000	1,393
Kunlun Energy Co. Ltd.	8,000	13,043
MIE Holdings Corp.[b]	4,000	722
PetroChina Co. Ltd. Class H	40,000	47,724
Yanzhou Coal Mining Co. Ltd. Class Hb	4,000	3,152

		144,226
COLOMBIA — 0.34%
Ecopetrol SA	10,476	18,891

		18,891
FINLAND — 0.09%
Neste Oil OYJ	244	5,001

		5,001
FRANCE — 5.12%
Etablissements Maurel et Prom	148	2,547
MPI	356	2,016
Total SA	3,980	279,583

		284,146
GREECE — 0.04%
Motor Oil (Hellas) Corinth Refineries SA	176	1,993

		1,993
HUNGARY — 0.10%
MOL Hungarian Oil and Gas PLC	100	5,770

		5,770

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2014

Security	Shares	Value

INDIA — 0.77%
Reliance Industries Ltd. SP GDR[c]	1,200	$42,924

		42,924
INDONESIA — 0.19%
PT Adaro Energy Tbk	21,200	2,224
PT Bukit Asam (Persero) Tbk	2,000	1,833
PT Energi Mega Persada Tbk[a]	244,000	1,986
PT Indo Tambangraya Megah Tbk	1,000	2,454
PT Medco Energi Internasional Tbk	3,600	1,002
PT Sugih Energy Tbk[a]	23,000	920

		10,419
ISRAEL — 0.03%
Naphtha Israel Petroleum Corp. Ltd.[a]	123	890
Oil Refineries Ltd.[a]	2,911	861

		1,751
ITALY — 2.27%
Eni SpA	4,802	122,467
ERG SpA	172	2,570
Saras SpAab	582	862

		125,899
JAPAN — 1.13%
Cosmo Oil Co. Ltd.	2,000	3,833
Idemitsu Kosan Co. Ltd.	200	4,154
INPEX Corp.	1,600	23,085
Japan Petroleum Exploration Co. Ltd.	100	4,153
JX Holdings Inc.	4,000	20,836
Showa Shell Sekiyu K.K.	600	6,475

		62,536
MALAYSIA — 0.03%
Petron Malaysia Refining & Marketing Bhd	1,800	1,782

		1,782
NEW ZEALAND — 0.01%
New Zealand Oil & Gas Ltd.	968	637

		637
NORWAY — 1.28%
Det norske oljeselskap ASA[a,b]	94	996
DNO International ASA[a]	1,152	4,181
Statoil ASA	2,146	65,815

		70,992
POLAND — 0.20%
Grupa Lotos SAa	84	1,031
Lubelski Wegiel Bogdanka SA	64	2,429
Polski Koncern Naftowy Orlen SA	558	7,767

		11,227

Security	Shares	Value

PORTUGAL — 0.21%
Galp Energia SGPS SA Class B	650	$11,530

		11,530
RUSSIA — 2.02%
LUKOIL OAO	938	53,006
NovaTek OAO SP GDR[d]	178	20,648
Rosneft Oil Co. OJSC	2,070	13,529
Surgutneftegas OJSC	12,800	9,445
Tatneft OAO Class S	2,600	15,301

		111,929
SOUTH AFRICA — 0.08%
Exxaro Resources Ltd.	354	4,631

		4,631
SOUTH KOREA — 0.32%
S-Oil Corp.	102	5,509
SK Innovation Co. Ltd.	116	12,109

		17,618
SPAIN — 0.83%
Repsol SA	1,637	46,161

		46,161
SWEDEN — 0.14%
Lundin Petroleum ABa	394	7,721

		7,721
THAILAND — 0.39%
Bangchak Petroleum PCL NVDR	1,000	914
Banpu PCL NVDR	3,000	2,650
Esso (Thailand) PCL NVDR[a]	6,400	1,160
IRPC PCL NVDR	29,800	3,213
PTT Exploration & Production PCL NVDR	2,031	9,496
Thai Oil PCL NVDR	2,600	3,940

		21,373
TURKEY — 0.10%
Turkiye Petrol Rafinerileri AS	228	5,553

		5,553
UNITED KINGDOM — 17.16%
Afren PLC[a]	1,888	4,833
Amerisur Resources PLC[a]	1,274	1,287
Anglo Pacific Group PLC	212	644
BG Group PLC	6,310	129,232
BP PLC	34,776	293,408
Cairn Energy PLC[a]	1,010	3,344
EnQuest PLC[a]	1,766	4,168
Faroe Petroleum PLC[a]	328	747
Hargreaves Services PLC	54	705
Heritage Oil PLC[a]	340	1,812

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2014

Security	Shares	Value

Ophir Energy PLC[a]	964	$4,156
Premier Oil PLC	986	5,822
Royal Dutch Shell PLC Class A	6,804	267,628
Royal Dutch Shell PLC Class B	5,031	205,484
Salamander Energy PLC[a]	485	1,206
SOCO International PLC[a]	434	3,057
Tullow Oil PLC	1,724	24,377
Xcite Energy Ltd.[a,b]	462	566

		952,476
UNITED STATES — 49.48%
Abraxas Petroleum Corp.[a]	392	1,968
Alpha Natural Resources Inc.[a]	538	1,818
Anadarko Petroleum Corp.	926	95,248
Antero Resources Corp.[a]	20	1,230
Apache Corp.	730	68,051
Approach Resources Inc.[a]	92	1,796
Arch Coal Inc.	542	1,930
Athlon Energy Inc.[a]	86	3,738
Bill Barrett Corp.[a]	94	2,350
Bonanza Creek Energy Inc.[a]	46	2,467
Cabot Oil & Gas Corp.	796	28,847
Callon Petroleum Co.[a]	198	2,089
Carrizo Oil & Gas Inc.[a]	64	3,677
Chesapeake Energy Corp.	1,004	28,835
Chevron Corp.	3,594	441,307
Cimarex Energy Co.	172	22,210
Clayton Williams Energy Inc.[a]	12	1,495
Cloud Peak Energy Inc.[a]	176	3,251
Cobalt International Energy Inc.[a]	540	9,985
Comstock Resources Inc.	84	2,284
Concho Resources Inc.[a]	198	26,096
ConocoPhillips	2,226	177,946
CONSOL Energy Inc.	456	20,141
Contango Oil & Gas Co.[a]	44	1,892
Continental Resources Inc.[a]	82	11,509
CVR Energy Inc.	32	1,506
Delek US Holdings Inc.	64	1,988
Denbury Resources Inc.	728	12,296
Devon Energy Corp.	732	54,095
Diamondback Energy Inc.[a]	61	4,604
Energen Corp.	134	11,441
Energy XXI (Bermuda) Ltd.	122	2,617
EOG Resources Inc.	1,032	109,186
EPL Oil & Gas Inc.[a]	82	3,109
EQT Corp.	282	30,140
EXCO Resources Inc.	295	1,552
Exxon Mobil Corp.	8,120	816,304
Forest Oil Corp.[a]	234	576
Goodrich Petroleum Corp.[a]	86	2,494
Gulfport Energy Corp.[a]	172	10,583
Halcon Resources Corp.[a]	520	3,245
Hess Corp.	552	50,398
HollyFrontier Corp.	348	17,139
Kodiak Oil & Gas Corp.[a]	564	7,180
Kosmos Energy Ltd.[a]	194	2,033
Laredo Petroleum Inc.[a]	128	3,542
Linn Co. LLC	199	5,536
Magnum Hunter Resources Corp.[a]	322	2,467
Marathon Oil Corp.	1,304	47,805
Marathon Petroleum Corp.	564	50,416
Matador Resources Co.[a]	114	2,836

Security	Shares	Value

Murphy Oil Corp.	342	$21,091
Newfield Exploration Co.[a]	244	8,901
Noble Energy Inc.	664	47,854
Northern Oil and Gas Inc.[a]	170	2,592
Oasis Petroleum Inc.[a]	222	10,989
Occidental Petroleum Corp.	1,500	149,535
PBF Energy Inc.	70	2,234
PDC Energy Inc.[a]	68	4,365
Peabody Energy Corp.	548	8,856
Penn Virginia Corp.[a]	82	1,245
Pioneer Natural Resources Co.	264	55,482
QEP Resources Inc.	324	10,349
Range Resources Corp.	298	27,699
Resolute Energy Corp.[a]	106	882
Rex Energy Corp.[a]	66	1,312
Rosetta Resources Inc.[a]	124	5,844
RSP Permian Inc.[a]	72	1,944
Sanchez Energy Corp.[a]	94	3,236
SandRidge Energy Inc.[a]	656	4,376
SM Energy Co.	138	10,462
Solazyme Inc.[a]	76	759
Southwestern Energy Co.[a]	686	31,192
Stone Energy Corp.[a]	108	4,794
Swift Energy Co.[a]	162	1,758
Tesoro Corp.	256	14,387
Triangle Petroleum Corp.[a]	202	2,030
Ultra Petroleum Corp.[a]	286	7,728
VAALCO Energy Inc.[a]	276	1,794
Valero Energy Corp.	986	55,265
W&T Offshore Inc.	120	1,760
Western Refining Inc.	124	5,086
Whiting Petroleum Corp.[a]	230	16,525
WPX Energy Inc.[a]	356	7,540

		2,747,114

TOTAL COMMON STOCKS
(Cost: $4,786,757)		5,442,151

PREFERRED STOCKS — 1.22%

BRAZIL — 1.05%
Petroleo Brasileiro SA	7,800	58,038

		58,038
RUSSIA — 0.17%
Surgutneftegas OJSC	12,800	9,533

		9,533

TOTAL PREFERRED STOCKS
(Cost: $115,088)		67,571

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2014

Security	Shares	Value

WARRANTS — 0.00%

UNITED STATES — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	50	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	16,164	16,164
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	941	941
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	1,391	1,391

		18,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,496)		18,496

TOTAL INVESTMENTS IN SECURITIES — 99.58%
(Cost: $4,920,341)		5,528,218
Other Assets, Less Liabilities — 0.42%		23,476

NET ASSETS — 100.00%		$5,551,694

NVDR — Non-Voting Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.01%

AUSTRALIA — 5.85%
Medusa Mining Ltd.[a]	197,680	$301,728
Newcrest Mining Ltd.[a]	275,408	2,496,579
Resolute Mining Ltd.[a]	610,400	338,019

		3,136,326
CANADA — 61.64%
Agnico-Eagle Mines Ltd.	77,952	2,368,317
Alacer Gold Corp.	184,800	403,349
Argonaut Gold Inc.[a]	119,280	406,443
AuRico Gold Inc.	162,288	560,464
Barrick Gold Corp.	515,200	8,350,619
Centerra Gold Inc.	128,800	546,823
China Gold International Resources Corp. Ltd.[a]	141,792	386,521
Eldorado Gold Corp.	370,048	2,119,721
Goldcorp Inc.	359,968	8,460,085
Kinross Gold Corp.[a]	587,440	2,207,262
New Gold Inc.[a]	272,720	1,459,228
Osisko Mining Corp.[a]	245,616	1,825,410
Primero Mining Corp.[a]	100,352	635,835
SEMAFO Inc.	187,824	617,518
Timmins Gold Corp.[a]	197,904	251,515
Yamana Gold Inc.	331,968	2,473,289

		33,072,399
CHINA — 0.67%
China Precious Metal Resources Holdings Co. Ltd.[a,b]	3,361,000	359,815

		359,815
HONG KONG — 0.81%
G-Resources Group Ltd.[a]	17,136,000	435,421

		435,421
PERU — 2.11%
Compania de Minas Buenaventura SA SP ADR	105,952	1,132,627

		1,132,627
SOUTH AFRICA — 10.37%
AngloGold Ashanti Ltd.[a]	147,280	2,294,555
Gold Fields Ltd.	409,360	1,436,894
Harmony Gold Mining Co. Ltd.[a]	240,016	630,896
Sibanye Gold Ltd.	485,856	1,202,733

		5,565,078
TURKEY — 0.75%
Koza Altin Isletmeleri AS	40,544	404,627

		404,627
UNITED KINGDOM — 7.19%
African Barrick Gold PLC	21,840	79,494

Security	Shares	Value

Centamin PLC[a]	734,720	$749,906
Highland Gold Mining Ltd.	238,112	253,617
Pan African Resources PLC	1,391,264	350,046
Randgold Resources Ltd.	33,152	2,422,821

		3,855,884
UNITED STATES — 10.62%
Allied Nevada Gold Corp.[a]	100,576	277,590
Gold Resource Corp.	54,768	239,884
McEwen Mining Inc.[a]	183,120	397,370
Newmont Mining Corp.	208,992	4,783,827

		5,698,671

TOTAL COMMON STOCKS
(Cost: $68,957,594)		53,660,848

SHORT-TERM INVESTMENTS — 0.97%

MONEY MARKET FUNDS — 0.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	489,056	489,056
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	28,461	28,461
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,164	4,164

		521,681

TOTAL SHORT-TERM INVESTMENTS
(Cost: $521,681)		521,681

TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $69,479,275)		54,182,529
Other Assets, Less Liabilities — (0.98)%		(524,182)

NET ASSETS — 100.00%		$53,658,347

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

102

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 95.86%

AUSTRALIA — 18.75%
Alumina Ltd.[a]	458,520	$608,111
Aquarius Platinum Ltd.[a,b]	248,901	105,402
Aquila Resources Ltd.[a]	34,696	112,052
Arrium Ltd.	249,716	210,332
Atlas Iron Ltd.	161,533	102,982
BC Iron Ltd.	20,701	67,818
BHP Billiton Ltd.	585,496	20,167,533
BlueScope Steel Ltd.[a]	102,323	556,155
Cudeco Ltd.[a,b]	27,058	45,077
Fortescue Metals Group Ltd.	284,761	1,168,769
Iluka Resources Ltd.	76,284	617,679
Independence Group NL	41,891	165,699
Kagara Ltd.[a,c]	1,161	—
Lynas Corp. Ltd.[a,b]	380,605	49,592
Metals X Ltd.[a]	148,331	35,893
Mirabela Nickel Ltd.[a,c]	4,350,312	41
Mount Gibson Iron Ltd.	119,316	81,620
OZ Minerals Ltd.	55,746	225,690
PanAust Ltd.	93,236	190,905
Rio Tinto Ltd.	78,892	4,354,090
Sandfire Resources NLa	16,952	93,401
Sims Metal Management Ltd.[a]	30,481	274,041
Sirius Resources NLa	40,750	120,605
Sundance Resources Ltd.[a]	610,272	52,254
Syrah Resources Ltd.[a]	16,789	57,814
Tiger Resources Ltd.[a]	164,956	59,107
Western Areas NL	34,273	144,497
Western Desert Resources Ltd.[a,b]	59,432	17,147

		29,684,306
AUSTRIA — 0.61%
AMAG Austria Metall AGd	489	15,834
Voestalpine AG	20,375	943,764

		959,598
BELGIUM — 0.28%
Bekaert NV	7,498	284,126
Nyrstar NVa,b	33,537	111,067
Viohalco SAa	8,854	53,546

		448,739
BRAZIL — 2.25%
Companhia Siderurgica Nacional SA	142,600	546,102
Paranapanema SAa	32,800	42,992
Vale SA	235,300	2,979,211

		3,568,305
CANADA — 4.78%
Canam Group Inc.	7,172	91,611
Capstone Mining Corp.[a]	58,680	141,046
Dominion Diamond Corp.[a]	13,203	173,024
Dundee Precious Metals Inc.[a]	18,908	62,513

Security	Shares	Value

First Quantum Minerals Ltd.	109,821	$2,313,032
HudBay Minerals Inc.	35,045	308,542
Imperial Metals Corp.[a]	7,661	106,676
Ivanhoe Mines Ltd.[a,b]	70,253	88,637
Labrador Iron Ore Royalty Corp.	11,247	290,847
Lundin Mining Corp.[a]	96,455	505,437
Major Drilling Group International Inc.	14,629	113,572
Nevsun Resources Ltd.	35,746	119,170
Sherritt International Corp.	58,800	250,720
Taseko Mines Ltd.[a]	37,979	83,943
Teck Resources Ltd. Class B	103,342	2,300,296
Thompson Creek Metals Co. Inc.[a,b]	33,211	92,673
Turquoise Hill Resources Ltd.[a,b]	145,362	516,736

		7,558,475
CHILE — 0.14%
CAP SA	15,118	217,336

		217,336
CHINA — 1.25%
Aluminum Corp. of China Ltd. Class Ha,b	570,000	203,651
China Metal Recycling Holdings Ltd.[a,c]	132,000	—
China Rare Earth Holdings Ltd.[a]	326,000	40,787
China Vanadium Titano-Magnetite Mining Co. Ltd.	163,000	18,501
Chinalco Mining Corp.	652,000	92,507
Chongqing Iron & Steel Co. Ltd. Class Ha	244,000	34,619
CITIC Dameng Holdings Ltd.[a]	163,000	11,563
Fosun International Ltd.	326,000	384,744
Honbridge Holdings Ltd.[a]	326,000	65,596
Hunan Nonferrous Metal Corp. Ltd. Class Ha	326,000	96,712
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	32,774	25,646
Jiangxi Copper Co. Ltd. Class H	285,000	472,001
MMG Ltd.	652,000	164,830
North Mining Shares Co. Ltd.[a,b]	1,630,000	75,687
Shougang Concord International Enterprises Co. Ltd.[a]	978,000	42,259
Shougang Fushan Resources Group Ltd.	652,000	160,625
Tiangong International Co. Ltd.[b]	326,000	58,868
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	163,000	29,434

		1,978,030
FINLAND — 0.32%
Outokumpu OYJ[a]	866,070	305,258
Rautaruukki OYJ[a]	14,290	207,474

		512,732
FRANCE — 2.04%
Aperam[a]	9,413	307,369
ArcelorMittal	182,886	2,795,041
Eramet[a]	978	125,499

		3,227,909
GERMANY — 2.04%
Aurubis AG	6,194	337,743
Salzgitter AG	8,272	353,921
ThyssenKrupp AGa	84,336	2,535,229

		3,226,893

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2014

Security	Shares	Value

GREECE — 0.09%
Mytilineos Holdings SAa	16,443	$144,048

		144,048
HONG KONG — 0.04%
CST Mining Group Ltd.[a]	3,912,000	26,743
IRC Ltd.[a]	326,000	30,695

		57,438
INDIA — 1.23%
Sesa Sterlite Ltd. SP ADR	65,957	1,237,354
Tata Steel Ltd. SP GDR[e]	88,998	703,084

		1,940,438
INDONESIA — 0.13%
PT Aneka Tambang (Persero) Tbk	652,000	67,015
PT Borneo Lumbung Energi & Metal Tbk[a]	1,496,608	15,255
PT Krakatau Steel (Persero) Tbk[a]	966,300	39,231
PT Timah (Persero) Tbk	658,067	80,321

		201,822
JAPAN — 7.52%
Asahi Holdings Inc.	12,200	204,442
Dowa Holdings Co. Ltd.	43,000	379,940
Hitachi Metals Ltd.	31,000	438,744
JFE Holdings Inc.	97,800	1,856,129
Kobe Steel Ltd.	652,000	903,553
Maruichi Steel Tube Ltd.	12,200	299,769
Mitsubishi Materials Corp.	262,000	800,845
Mitsui Mining & Smelting Co. Ltd.	122,000	297,371
Neturen Co. Ltd.	12,200	78,300
Nippon Light Metal Holdings Co. Ltd.	130,400	188,400
Nippon Steel & Sumitomo Metal Corp.	1,304,400	3,679,422
Nippon Yakin Kogyo Co. Ltd.[a]	32,600	100,288
Nisshin Steel Co. Ltd.	16,300	165,331
OSAKA Titanium Technologies Co. Ltd.	12,200	246,290
Sumitomo Metal Mining Co. Ltd.	91,000	1,376,471
Toho Titanium Co. Ltd.[a]	12,200	82,257
Tokyo Steel Manufacturing Co. Ltd.	16,300	75,296
TOPY Industries Ltd.	52,000	95,061
UACJ Corp.	83,386	291,763
Yamato Kogyo Co. Ltd.	12,200	345,094

		11,904,766
MALAYSIA — 0.06%
Ann Joo Resources Bhd[a]	50,429	17,265
CSC Steel Holdings Bhd	24,306	8,473
Lion Industries Corp. Bhd	99,418	17,173
Press Metal Bhd	44,800	49,499

		92,410
MEXICO — 1.76%
Grupo Mexico SAB de CV Series B	700,900	2,306,104
Grupo Simec SAB de CV Series Ba	16,300	72,073
Industrias CH SAB de CV Series Ba	32,600	185,059

Security	Shares	Value

Minera Frisco SAB de CV Series A1[a]	114,100	$219,360

		2,782,596
NETHERLANDS — 0.03%
AMG Advanced Metallurgical Group NVa	5,379	53,236

		53,236
NORWAY — 0.84%
Norsk Hydro ASA	245,479	1,335,577

		1,335,577
PERU — 0.57%
Southern Copper Corp.	30,155	896,207

		896,207
PHILIPPINES — 0.08%
Atlas Consolidated Mining & Development Corp.	163,000	51,707
Nickel Asia Corp.	114,100	70,278

		121,985
POLAND — 0.69%
Jastrzebska Spolka Weglowa SA	7,824	121,195
KGHM Polska Miedz SA	25,428	972,546

		1,093,741
RUSSIA — 1.77%
Alrosa AO	342,300	409,514
Mechel OAO SP ADR[a,b]	56,235	108,533
MMC Norilsk Nickel OJSC	10,106	1,941,134
Severstal OAO	40,750	347,341

		2,806,522
SINGAPORE — 0.07%
Midas Holdings Ltd.[b]	285,000	103,438

		103,438
SOUTH AFRICA — 1.83%
African Rainbow Minerals Ltd.	20,375	357,880
Anglo American Platinum Ltd.[a]	10,432	444,534
ArcelorMittal South Africa Ltd.[a]	36,186	123,084
Assore Ltd.	6,520	209,453
Impala Platinum Holdings Ltd.	97,474	1,020,075
Kumba Iron Ore Ltd.	14,181	432,756
Merafe Resources Ltd.[a]	291,119	31,082
Northam Platinum Ltd.[a]	55,029	220,974
Royal Bafokeng Platinum Ltd.[a]	8,991	62,014

		2,901,852
SOUTH KOREA — 3.44%
Dongkuk Steel Mill Co. Ltd.[b]	8,150	66,785
Hyundai BNG Steel Co. Ltd.[a]	1,630	35,869
Hyundai Hysco Co. Ltd.	1,621	115,196
Hyundai Steel Co.	13,102	883,569
KISCO Corp.	1,220	32,348

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2014

Security	Shares	Value

KISWIRE Ltd.	1,220	$43,170
Korea Zinc Co. Ltd.	1,467	534,200
Poongsan Corp.	3,260	86,916
Poongsan Holdings Corp.	1,220	40,061
POSCO	11,899	3,370,722
POSCO Chemtech Co. Ltd.	326	48,827
Posco M-Tech Co. Ltd.	4,564	18,431
SeAH Besteel Corp.	2,850	78,918
SeAH Holdings Corp.	163	17,415
SeAH Steel Corp.	448	56,648
Shine Co. Ltd.[a,b]	2,119	20,978

		5,450,053
SPAIN — 0.29%
Acerinox SA	18,745	322,033
Tubacex SA	20,049	101,771
Tubos Reunidos SA	11,410	36,433

		460,237
SWEDEN — 0.70%
Boliden AB	48,411	674,016
SSAB AB Class Aa,b	39,568	379,704
SSAB AB Class Ba,b	7,294	61,204

		1,114,924
SWITZERLAND — 0.09%
Schmolz + Bickenbach AG Registered[a]	88,509	147,523

		147,523
TAIWAN — 1.68%
China Metal Products Co. Ltd.	124,521	141,192
China Steel Corp.	1,956,287	1,604,931
Chun Yuan Steel Industrial Co. Ltd.	163,040	69,597
Chung Hung Steel Corp.[a]	163,000	41,313
Feng Hsin Iron & Steel Co. Ltd.	122,000	175,358
Gloria Material Technology Corp.	128,201	99,190
Ta Chen Stainless Pipe Co. Ltd.	163,300	95,032
Ton Yi Industrial Corp.	163,000	170,146
Tung Ho Steel Enterprise Corp.	163,000	138,345
YC INOX Co. Ltd.	122,000	118,601

		2,653,705
THAILAND — 0.09%
G J Steel PCL NVDR[a]	18,824,300	34,403
G Steel PCL NVDR[a]	9,564,400	43,700
STP & I PCL NVDR	97,800	65,240

		143,343
TURKEY — 0.42%
Borusan Mannesmann Boru Sanayi ve TAS	7,720	25,215
Eregli Demir ve Celik Fabrikalari TAS	262,758	391,464
Izmir Demir Celik Sanayi ASa	17,027	23,497
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	26,268	36,501
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba	13,058	20,202
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	130,284	103,894
Koza Anadolu Metal Madencilik Isletmeleri ASa	31,724	36,962

Security	Shares	Value

Park Elektrik Uretim Madencilik Sanayi ve TAS[a]	9,468	$20,933

		658,668
UNITED KINGDOM — 27.13%
African Minerals Ltd.[a]	48,370	86,610
Anglo American PLC	253,954	6,208,514
Antofagasta PLC	71,394	944,251
BHP Billiton PLC	384,028	12,032,720
Evraz PLC[a]	65,526	115,186
Ferrexpo PLC	33,252	76,356
Gem Diamonds Ltd.[a]	17,767	47,459
Glencore PLC	1,930,208	10,468,900
Kazakhmys PLC[a]	53,138	246,448
Lonmin PLC[a]	79,055	340,657
New World Resources PLC Class Aa,b	19,071	8,157
Petra Diamonds Ltd.[a]	64,223	167,727
Rio Tinto PLC	231,623	11,876,847
Vedanta Resources PLC	18,032	332,706

		42,952,538
UNITED STATES — 12.85%
A.M. Castle & Co.[a,b]	4,034	48,690
AK Steel Holding Corp.[a]	26,569	162,602
Alcoa Inc.	196,578	2,675,427
Allegheny Technologies Inc.	20,049	823,412
Carpenter Technology Corp.	8,965	560,223
Century Aluminum Co.[a]	10,880	148,512
Cliffs Natural Resources Inc.[b]	28,321	444,073
Commercial Metals Co.	20,701	367,443
Compass Minerals International Inc.	5,868	545,665
Freeport-McMoRan Copper & Gold Inc.	188,754	6,427,074
Globe Specialty Metals Inc.	12,551	250,894
Haynes International Inc.	2,241	118,997
Horsehead Holding Corp.[a,b]	9,454	156,747
Kaiser Aluminum Corp.	3,423	234,373
Materion Corp.	3,545	120,849
Molycorp Inc.[a,b]	33,252	92,108
Nucor Corp.	57,702	2,921,452
Olympic Steel Inc.	2,119	50,136
Reliance Steel & Aluminum Co.	14,018	1,008,595
RTI International Metals Inc.[a]	4,401	118,035
Schnitzer Steel Industries Inc. Class A	5,379	134,045
Steel Dynamics Inc.	40,750	703,753
Stillwater Mining Co.[a,b]	21,027	353,464
SunCoke Energy Inc.[a]	12,225	245,478
United States Steel Corp.[b]	26,895	619,661
Universal Stainless & Alloy Products Inc.[a]	1,630	49,128
US Silica Holdings Inc.	10,106	511,060
Walter Energy Inc.[b]	12,062	58,863
Worthington Industries Inc.	9,780	394,134

		20,344,893

TOTAL COMMON STOCKS
(Cost: $148,519,328)		151,744,283

PREFERRED STOCKS — 3.81%

BRAZIL — 3.81%
Bradespar SA	44,800	371,494

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2014

Security	Shares	Value

Companhia de Ferro Ligas da Bahia - Ferbasa	12,200	$66,302
Gerdau SA	163,000	968,676
Metalurgica Gerdau SA	48,900	355,569
Usinas Siderurgicas de Minas Gerais SA Class A	77,400	272,257
Vale SA Class A	349,300	3,992,801

		6,027,099

TOTAL PREFERRED STOCKS
(Cost: $7,825,329)		6,027,099

RIGHTS — 0.00%

SOUTH KOREA — 0.00%
Dongkuk Steel Mill Co. Ltd.[a,b]	2,870	4,698

		4,698

TOTAL RIGHTS
(Cost: $0)		4,698

SHORT-TERM INVESTMENTS — 1.96%

MONEY MARKET FUNDS — 1.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	2,705,386	2,705,386
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	157,439	157,439
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	239,249	239,249

		3,102,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,102,074)		3,102,074

TOTAL INVESTMENTS IN SECURITIES — 101.63%
(Cost: $159,446,731)		160,878,154
Other Assets, Less Liabilities — (1.63)%		(2,573,788)

NET ASSETS — 100.00%		$158,304,366

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

106

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.93%

AUSTRALIA — 0.29%
Alcyone Resources Ltd.[a]	26,593,384	$24,750

		24,750
CANADA — 54.22%
Alexco Resource Corp.[a,b]	57,256	63,275
Endeavour Silver Corp.[a]	44,032	168,285
Excellon Resources Inc.[a]	60,776	67,165
First Majestic Silver Corp.[a]	42,808	358,360
Fortuna Silver Mines Inc.[a]	54,936	211,983
Great Panther Silver Ltd.[a]	94,464	87,865
Klondex Mines Ltd.	60,816	106,975
MAG Silver Corp.[a,b]	24,080	169,426
Mandalay Resources Corp.	122,856	102,960
Minco Silver Corp.[a]	81,896	66,371
Pan American Silver Corp.	30,016	369,032
Scorpio Mining Corp.[a]	254,768	69,214
Silver Standard Resources Inc.[a]	32,424	211,114
Silver Wheaton Corp.	93,416	1,937,402
Silvercorp Metals Inc.	80,728	130,105
Tahoe Resources Inc.[a]	18,264	378,282
US Silver & Gold Inc.[a]	134,904	54,665
Wildcat Silver Corp.[a]	143,792	68,860

		4,621,339
HONG KONG — 2.87%
G-Resources Group Ltd.[a]	9,624,000	244,543

		244,543
MEXICO — 12.09%
Industrias Penoles SAB de CV	42,640	1,030,769

		1,030,769
PERU — 4.60%
Compania de Minas Buenaventura SA SP ADR	36,712	392,451

		392,451
UNITED KINGDOM — 14.48%
Arian Silver Corp.[a,b]	100,256	54,654
Fresnillo PLC	67,448	911,860
Hochschild Mining PLC[a]	79,232	197,024
Patagonia Gold PLC[a]	537,592	71,011

		1,234,549
UNITED STATES — 11.38%
Coeur Mining Inc.[a]	39,240	268,402
Golden Minerals Co.[a]	93,344	55,138
Hecla Mining Co.	128,872	356,976
McEwen Mining Inc.[a]	93,824	203,598

Security	Shares	Value

Paramount Gold and Silver Corp.[a]	92,968	$85,642

		969,756

TOTAL COMMON STOCKS
(Cost: $10,524,540)		8,518,157

SHORT-TERM INVESTMENTS — 2.34%

MONEY MARKET FUNDS — 2.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	188,250	188,250
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	10,955	10,955

		199,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,205)		199,205

TOTAL INVESTMENTS IN SECURITIES — 102.27%
(Cost: $10,723,745)		8,717,362
Other Assets, Less Liabilities — (2.27)%		(193,284)

NET ASSETS — 100.00%		$8,524,078

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.93%

AIRLINES — 0.57%
Cathay Pacific Airways Ltd.[a]	6,090,000	$11,091,365

		11,091,365
COMMERCIAL BANKS — 7.32%
Bank of East Asia Ltd. (The)[a]	6,090,010	24,782,801
BOC Hong Kong (Holdings) Ltd.	18,270,000	55,024,797
Hang Seng Bank Ltd.[a]	3,775,800	62,337,871

		142,145,469
DIVERSIFIED FINANCIAL SERVICES — 5.96%
First Pacific Co. Ltd.[a]	12,180,999	13,778,930
Hong Kong Exchanges and Clearing Ltd.	5,481,000	102,013,853

		115,792,783
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.17%
HKT Trust and HKT Ltd.	10,962,000	11,947,568
PCCW Ltd.	19,487,169	10,657,311

		22,604,879
ELECTRIC UTILITIES — 7.73%
Cheung Kong Infrastructure Holdings Ltd.	2,436,000	16,621,338
CLP Holdings Ltd.[a]	9,135,200	75,174,709
Power Assets Holdings Ltd.[a]	6,699,000	58,323,928

		150,119,975
GAS UTILITIES — 3.49%
Hong Kong and China Gas Co. Ltd. (The)	28,014,353	67,714,738

		67,714,738
HOTELS, RESTAURANTS & LEISURE — 13.57%
Galaxy Entertainment Group Ltd.[a]	10,963,000	87,599,926
MGM China Holdings Ltd.[a]	4,871,888	16,966,571
Sands China Ltd.	11,943,200	87,036,651
Shangri-La Asia Ltd.	7,308,000	11,462,125
SJM Holdings Ltd.	9,744,000	27,964,065
Wynn Macau Ltd.[a]	7,795,200	32,425,748

		263,455,086
HOUSEHOLD DURABLES — 1.09%
Techtronic Industries Co. Ltd.	6,698,647	21,125,110

		21,125,110
INDUSTRIAL CONGLOMERATES — 8.23%
Hutchison Whampoa Ltd.	10,962,800	147,057,726
NWS Holdings Ltd.	7,308,000	12,725,221

		159,782,947

Security	Shares	Value

INSURANCE — 15.40%
AIA Group Ltd.	59,682,000	$299,066,252

		299,066,252
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.18%
Link REIT (The)	11,571,000	61,638,770

		61,638,770
REAL ESTATE MANAGEMENT & DEVELOPMENT — 26.39%
Cheung Kong (Holdings) Ltd.	7,308,000	130,551,339
Hang Lung Properties Ltd.	10,962,000	34,782,270
Henderson Land Development Co. Ltd.	4,872,365	31,736,879
Hysan Development Co. Ltd.	3,654,000	17,886,005
Kerry Properties Ltd.	3,045,000	10,015,220
New World Development Co. Ltd.[a]	25,755,066	29,565,531
Sino Land Co. Ltd.[a]	14,616,000	22,660,319
Sun Hung Kai Properties Ltd.	7,993,000	109,282,015
Swire Pacific Ltd. Class A	3,045,000	36,192,256
Swire Properties Ltd.	5,846,400	18,248,909
Wharf (Holdings) Ltd. (The)[a]	7,308,150	51,750,293
Wheelock and Co. Ltd.	4,872,357	19,701,970

		512,373,006
ROAD & RAIL — 1.43%
MTR Corp. Ltd.	7,308,083	27,665,887

		27,665,887
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.63%
ASM Pacific Technology Ltd.[a]	1,096,200	12,279,838

		12,279,838
TEXTILES, APPAREL & LUXURY GOODS — 2.77%
Li & Fung Ltd.	29,232,000	42,455,107
Yue Yuen Industrial (Holdings) Ltd.[a]	3,654,000	11,311,307

		53,766,414

TOTAL COMMON STOCKS
(Cost: $1,818,763,078)		1,920,622,519

SHORT-TERM INVESTMENTS — 3.07%

MONEY MARKET FUNDS — 3.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%b,c,d	56,261,533	56,261,533
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%b,c,d	3,274,118	3,274,118

108

Schedule of Investments  (Unaudited)  (Continued)

iSHARES® MSCI HONG KONG ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	112,872	$112,872

		59,648,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,648,523)		59,648,523

TOTAL INVESTMENTS IN SECURITIES — 102.00%
(Cost: $1,878,411,601)		1,980,271,042
Other Assets, Less Liabilities — (2.00)%		(38,798,152)

NET ASSETS — 100.00%		$1,941,472,890

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
139	Hang Seng Index (Jun. 2014)	Hong Kong Futures	$20,537,279	$93,469

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 2.45%
Elbit Systems Ltd.	45,900	$2,869,245

		2,869,245
BIOTECHNOLOGY — 0.36%
Kamada Ltd.[a]	53,235	420,454

		420,454
CHEMICALS — 10.63%
Frutarom	74,160	1,831,900
Israel Chemicals Ltd.	863,145	7,592,594
Israel Corp. Ltd. (The)[a]	5,220	3,039,113

		12,463,607
COMMERCIAL BANKS — 25.28%
Bank Hapoalim BM	2,054,250	11,977,703
Bank Leumi le-Israel BMa	2,565,495	10,142,311
First International Bank of Israel Ltd.	40,320	661,280
Israel Discount Bank Ltd. Class Aa	1,834,831	3,222,709
Mizrahi Tefahot Bank Ltd.	269,055	3,649,635
Union Bank of Israel[a]	1	1

		29,653,639
COMMUNICATIONS EQUIPMENT — 0.60%
Ituran Location and Control Ltd.	29,745	709,324

		709,324
CONSTRUCTION & ENGINEERING — 1.26%
Electra (Israel) Ltd.	3,420	496,506
Shikun & Binui Ltd.	401,715	978,551

		1,475,057
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.83%
Bezeq The Israel Telecommunication Corp. Ltd.	3,157,245	5,663,587

		5,663,587
ELECTRICAL EQUIPMENT — 0.73%
Ormat Industries Ltd.	111,105	860,560

		860,560
FOOD & STAPLES RETAILING — 0.97%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	12,015	581,550
Shufersal Ltd.	152,550	558,720

		1,140,270
FOOD PRODUCTS — 2.52%
Osem Investment Ltd.	66,960	1,532,773

Security	Shares	Value

Strauss Group Ltd.	74,565	$1,417,229

		2,950,002
INDUSTRIAL CONGLOMERATES — 0.38%
Discount Investment Corp. Ltd. Registered[a]	50,805	442,368

		442,368
INSURANCE — 3.58%
Clal Insurance Enterprises Holdings Ltd.[a]	38,160	736,171
Harel Insurance Investments & Financial Services Ltd.	209,475	1,227,416
Menorah Mivtachim Holdings Ltd.	49,185	594,667
Migdal Insurance & Financial Holdings Ltd.	726,525	1,181,937
Phoenix Holdings Ltd.	122,896	455,418

		4,195,609
IT SERVICES — 0.36%
MATRIX IT Ltd.	67,545	423,202

		423,202
MACHINERY — 0.25%
Plasson Industries Ltd.	6,885	295,185

		295,185
OIL, GAS & CONSUMABLE FUELS — 5.68%
Delek Group Ltd. (The)	9,180	3,890,861
Naphtha Israel Petroleum Corp. Ltd.[a]	68,266	496,316
Oil Refineries Ltd.[a]	2,160,585	638,906
Paz Oil Co. Ltd.	9,990	1,633,838

		6,659,921
PHARMACEUTICALS — 23.68%
Teva Pharmaceutical Industries Ltd.	554,085	27,776,043

		27,776,043
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.19%
Africa Israel Investments Ltd.[a,b]	217,395	456,950
Africa Israel Properties Ltd.[a]	25,336	484,243
Airport City Ltd.[a]	66,645	667,409
AL-ROV (Israel) Ltd.[a]	8,235	338,600
Alony Hetz Properties & Investments Ltd.	153,630	1,128,891
Alrov Properties and Lodgings Ltd.[a]	8,955	263,777
Amot Investments Ltd.	158,220	515,707
Bayside Land Corp. Ltd.	1,260	340,087
Gazit Globe Ltd.	171,405	2,219,431
Jerusalem Economy Ltd.	39,645	388,345
Jerusalem Oil Exploration Ltd.[a]	17,460	774,734
Melisron Ltd.	29,251	780,747
Nitsba Holdings (1995) Ltd.[a]	51,030	761,409
Norstar Holdings Inc.	18,135	491,102

		9,611,432
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.18%
EZchip Semiconductor Ltd.[a]	55,575	1,381,454

		1,381,454

110

Schedule of Investments  (Unaudited)  (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2014

Security	Shares	Value

SOFTWARE — 3.77%
NICE Systems Ltd.	113,805	$4,423,747

		4,423,747
SPECIALTY RETAIL — 0.56%
Delek Automotive Systems Ltd.	65,025	659,424

		659,424
WIRELESS TELECOMMUNICATION SERVICES — 2.46%
Cellcom Israel Ltd.	109,890	1,439,676
Partner Communications Co. Ltd.[a]	171,000	1,449,536

		2,889,212

TOTAL COMMON STOCKS
(Cost: $129,927,829)		116,963,342

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	67,645	67,645
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,936	3,936
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	40,891	40,891

		112,472

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,472)		112,472

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $130,040,301)		117,075,814
Other Assets, Less Liabilities — 0.18%		214,534

NET ASSETS — 100.00%		$117,290,348

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.71%
Finmeccanica SpA[a]	2,997,984	$24,627,223

		24,627,223
AUTO COMPONENTS — 2.09%
Pirelli & C. SpA	1,781,056	30,063,319

		30,063,319
AUTOMOBILES — 3.45%
Fiat SpA[a]	4,757,280	49,757,726

		49,757,726
CAPITAL MARKETS — 2.50%
Mediobanca SpA[a]	3,588,768	35,993,359

		35,993,359
COMMERCIAL BANKS — 26.00%
Banca Monte dei Paschi di Siena SpA[a,b]	752,352	25,521,832
Banco Popolare SCa	2,122,688	40,985,690
Intesa Sanpaolo SpA	38,150,720	127,960,010
Intesa Sanpaolo SpA RNC	3,790,592	10,820,775
UniCredit SpA	14,194,829	123,868,353
Unione di Banche Italiane SpA	4,943,328	45,565,321

		374,721,981
DIVERSIFIED FINANCIAL SERVICES — 2.06%
Exor SpA	690,336	29,672,950

		29,672,950
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.61%
Telecom Italia SpA[a,b]	37,769,376	46,951,323
Telecom Italia SpA RNC	20,390,752	19,490,861

		66,442,184
ELECTRIC UTILITIES — 11.63%
Enel SpA	21,511,936	121,878,329
Terna SpA	8,606,624	45,731,814

		167,610,143
ELECTRICAL EQUIPMENT — 2.18%
Prysmian SpA	1,355,104	31,490,309

		31,490,309
ENERGY EQUIPMENT & SERVICES — 4.68%
Saipem SpA[a]	400,928	10,460,295
Tenaris SA	2,542,112	56,958,361

		67,418,656

Security	Shares	Value

GAS UTILITIES — 4.33%
Snam SpA	10,609,088	$62,336,401

		62,336,401
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.74%
Enel Green Power SpA	3,779,712	10,614,358

		10,614,358
INSURANCE — 6.14%
Assicurazioni Generali SpA	2,839,136	64,349,544
UnipolSai SpA	7,019,232	24,175,118

		88,524,662
MACHINERY — 3.84%
CNH Industrial NVa	5,045,600	55,286,362

		55,286,362
OIL, GAS & CONSUMABLE FUELS — 16.24%
Eni SpA	9,177,824	234,066,184

		234,066,184
TEXTILES, APPAREL & LUXURY GOODS — 3.61%
Luxottica Group SpA	911,200	52,097,560

		52,097,560
TRANSPORTATION INFRASTRUCTURE — 4.05%
Atlantia SpA	2,101,472	58,440,973

		58,440,973

TOTAL COMMON STOCKS
(Cost: $1,245,159,785)		1,439,164,350

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	15,860,405	15,860,405
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	922,990	922,990

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	609,702	$609,702

		17,393,097

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,393,097)		17,393,097

TOTAL INVESTMENTS IN SECURITIES — 101.07%
(Cost: $1,262,552,882)		1,456,557,447
Other Assets, Less Liabilities — (1.07)%		(15,363,257)

NET ASSETS — 100.00%		$1,441,194,190

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

113

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.91%

AIR FREIGHT & LOGISTICS — 0.31%
Yamato Holdings Co. Ltd.	1,970,000	$41,938,375

		41,938,375
AIRLINES — 0.25%
ANA Holdings Inc.[a]	5,910,000	12,895,179
Japan Airlines Co. Ltd.	394,000	20,562,583

		33,457,762
AUTO COMPONENTS — 2.87%
Aisin Seiki Co. Ltd.	985,200	35,778,800
Bridgestone Corp.	3,349,000	120,997,828
Denso Corp.	2,561,000	117,371,301
Koito Manufacturing Co. Ltd.	591,000	14,033,672
NGK Spark Plug Co. Ltd.	351,000	9,666,342
NHK Spring Co. Ltd.	788,000	7,311,141
NOK Corp.	591,000	10,867,964
Stanley Electric Co. Ltd.	655,800	15,585,281
Sumitomo Rubber Industries Inc.	985,000	14,608,728
Toyoda Gosei Co. Ltd.	394,000	7,822,301
Toyota Industries Corp.	788,000	36,633,151

		390,676,509
AUTOMOBILES — 11.15%
Daihatsu Motor Co. Ltd.	788,000	13,592,216
Fuji Heavy Industries Ltd.	2,955,200	78,276,711
Honda Motor Co. Ltd.	8,471,000	296,645,270
Isuzu Motors Ltd.	5,910,000	36,071,650
Mazda Motor Corp.	13,790,000	59,635,363
Mitsubishi Motors Corp.	3,152,000	32,094,668
Nissan Motor Co. Ltd.	13,002,000	117,439,068
Suzuki Motor Corp.	1,970,000	58,570,446
Toyota Motor Corp.	14,184,000	803,125,697
Yamaha Motor Co. Ltd.	1,379,000	21,685,586

		1,517,136,675
BEVERAGES — 0.95%
Asahi Group Holdings Ltd.	1,773,000	49,994,958
Kirin Holdings Co. Ltd.	4,030,000	56,997,101
Suntory Beverage & Food Ltd.	591,000	22,566,563

		129,558,622
BUILDING PRODUCTS — 1.21%
Asahi Glass Co. Ltd.	5,910,000	32,876,898
Daikin Industries Ltd.	1,182,000	70,458,794
LIXIL Group Corp.	1,379,000	35,713,450
TOTO Ltd.	1,970,000	24,919,063

		163,968,205
CAPITAL MARKETS — 1.48%
Daiwa Securities Group Inc.	7,880,000	63,585,237

Security	Shares	Value

Nomura Holdings Inc.	18,912,000	$124,351,349
SBI Holdings Inc.	1,182,010	13,464,540

		201,401,126
CHEMICALS — 3.37%
Air Water Inc.	78,000	1,205,131
Asahi Kasei Corp.	5,910,000	44,145,658
Daicel Corp.	1,970,000	17,948,695
Hitachi Chemical Co. Ltd.	591,000	9,171,841
JSR Corp.	985,000	16,544,941
Kaneka Corp.	1,970,000	12,294,953
Kansai Paint Co. Ltd.	203,000	3,192,295
Kuraray Co. Ltd.	1,773,000	21,277,046
Mitsubishi Chemical Holdings Corp.	6,895,000	28,530,100
Mitsubishi Gas Chemical Co. Inc.	1,970,000	11,520,468
Mitsui Chemicals Inc.	3,940,000	9,797,238
Nippon Paint Co. Ltd.	800,000	12,761,315
Nitto Denko Corp.	788,000	36,354,337
Shin-Etsu Chemical Co. Ltd.	2,167,000	128,833,682
Sumitomo Chemical Co. Ltd.	7,880,000	29,198,093
Taiyo Nippon Sanso Corp.	1,970,000	17,251,659
Teijin Ltd.	3,940,000	8,945,304
Toray Industries Inc.	7,880,000	50,186,643

		459,159,399
COMMERCIAL BANKS — 9.27%
Aozora Bank Ltd.	5,910,000	18,122,954
Bank of Kyoto Ltd. (The)	1,970,000	16,341,638
Bank of Yokohama Ltd. (The)	5,976,000	33,302,786
Chiba Bank Ltd. (The)	3,940,000	25,596,737
Chugoku Bank Ltd. (The)	70,000	992,776
Fukuoka Financial Group Inc.	3,946,000	17,103,406
Gunma Bank Ltd. (The)	1,970,000	10,320,016
Hachijuni Bank Ltd. (The)	1,970,000	10,804,069
Hiroshima Bank Ltd. (The)	1,970,000	8,848,494
Hokuhoku Financial Group Inc.	5,910,000	11,675,365
Iyo Bank Ltd. (The)	1,970,000	18,490,835
Joyo Bank Ltd. (The)	3,940,000	19,362,131
Mitsubishi UFJ Financial Group Inc.	65,010,080	366,118,982
Mizuho Financial Group Inc.	117,412,080	228,488,789
Resona Holdings Inc.	11,032,000	57,683,660
Seven Bank Ltd.	3,152,000	11,710,217
Shinsei Bank Ltd.	7,880,000	16,419,087
Shizuoka Bank Ltd. (The)	2,886,000	27,088,604
Sumitomo Mitsui Financial Group Inc.	6,374,400	257,181,306
Sumitomo Mitsui Trust Holdings Inc.	17,730,320	71,621,815
Suruga Bank Ltd.	1,970,000	33,922,453
Yamaguchi Financial Group Inc.	73,000	695,238

		1,261,891,358
COMMERCIAL SERVICES & SUPPLIES — 0.88%
Dai Nippon Printing Co. Ltd.	1,970,000	19,749,374
PARK24 Co. Ltd.	591,000	11,181,631
Secom Co. Ltd.	985,000	59,983,881
Toppan Printing Co. Ltd.	3,940,000	29,198,093

		120,112,979
COMPUTERS & PERIPHERALS — 2.53%
Brother Industries Ltd.	1,182,000	18,715,436

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2014

Security	Shares	Value

Canon Inc.	5,910,050	$193,894,018
Konica Minolta Holdings Inc.	2,955,000	25,441,840
NEC Corp.	13,790,000	42,557,963
Ricoh Co. Ltd.	3,546,000	43,390,535
Seiko Epson Corp.	591,000	20,533,540

		344,533,332
CONSTRUCTION & ENGINEERING — 0.93%
Chiyoda Corp.	235,000	2,778,564
JGC Corp.	860,000	24,715,121
Kajima Corp.	3,940,000	16,341,638
Obayashi Corp.	3,940,000	26,409,947
Shimizu Corp.	3,940,000	26,100,152
Taisei Corp.	5,910,000	30,437,270

		126,782,692
CONSTRUCTION MATERIALS — 0.16%
Taiheiyo Cement Corp.	5,910,000	22,305,175

		22,305,175
CONSUMER FINANCE — 0.27%
Acom Co. Ltd.[b]	2,167,000	8,263,757
AEON Financial Service Co. Ltd.	591,070	14,854,450
Credit Saison Co. Ltd.	788,000	14,180,825

		37,299,032
CONTAINERS & PACKAGING — 0.06%
Toyo Seikan Group Holdings Ltd.	591,000	8,701,342

		8,701,342
DIVERSIFIED CONSUMER SERVICES — 0.12%
Benesse Holdings Inc.	394,000	16,515,898

		16,515,898
DIVERSIFIED FINANCIAL SERVICES — 1.13%
Japan Exchange Group Inc.	1,379,000	32,975,645
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,152,000	17,007,696
ORIX Corp.	6,501,000	103,126,581

		153,109,922
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.86%
Nippon Telegraph and Telephone Corp.	1,970,500	117,015,686

		117,015,686
ELECTRIC UTILITIES — 1.44%
Chubu Electric Power Co. Inc.[b]	3,349,000	40,255,806
Chugoku Electric Power Co. Inc. (The)	1,576,000	20,942,081
Hokuriku Electric Power Co.	788,000	10,130,267
Kansai Electric Power Co. Inc. (The)[b]	3,743,000	34,543,978
Kyushu Electric Power Co. Inc.[b]	2,167,000	23,854,145
Shikoku Electric Power Co. Inc.[b]	788,000	10,145,756
Tohoku Electric Power Co. Inc.	2,364,000	25,116,556
Tokyo Electric Power Co. Inc.[b]	7,486,000	30,386,928

		195,375,517

Security	Shares	Value

ELECTRICAL EQUIPMENT — 1.82%
Fuji Electric Co. Ltd.	1,970,000	$8,654,872
Mabuchi Motor Co. Ltd.	197,000	14,599,047
Mitsubishi Electric Corp.	9,850,000	114,333,383
Nidec Corp.	985,000	57,302,226
Sumitomo Electric Industries Ltd.	3,940,000	52,974,790

		247,864,318
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.31%
Citizen Holdings Co. Ltd.	1,379,000	10,571,723
FUJIFILM Holdings Corp.	2,364,000	61,060,416
Hamamatsu Photonics K.K.	394,000	19,013,612
Hirose Electric Co. Ltd.	197,000	28,210,625
Hitachi High-Technologies Corp.	394,000	8,906,580
Hitachi Ltd.	25,610,000	172,168,067
Hoya Corp.	2,167,000	67,111,082
IBIDEN Co. Ltd.	591,000	10,798,260
Japan Display Inc.[b]	1,773,000	10,298,717
Keyence Corp.	206,426	80,231,129
Kyocera Corp.	1,576,000	70,121,893
Murata Manufacturing Co. Ltd.	985,000	83,479,827
Nippon Electric Glass Co. Ltd.	1,970,500	9,857,826
Omron Corp.	985,000	36,981,670
Shimadzu Corp.	236,000	2,020,306
TDK Corp.	591,000	25,238,538
Yaskawa Electric Corp.	1,182,000	14,486,746
Yokogawa Electric Corp.	985,000	11,801,219

		722,358,236
FOOD & STAPLES RETAILING — 1.77%
AEON Co. Ltd.	3,152,000	38,011,735
FamilyMart Co. Ltd.	394,000	16,883,778
Lawson Inc.	394,000	28,307,435
Seven & I Holdings Co. Ltd.	3,940,080	157,533,495

		240,736,443
FOOD PRODUCTS — 1.34%
Ajinomoto Co. Inc.	3,940,000	61,571,576
Calbee Inc.	197,300	5,557,637
Kikkoman Corp.	1,711,000	34,389,847
Meiji Holdings Co. Ltd.	394,028	24,824,016
Nippon Meat Packers Inc.	94,000	1,829,279
Nisshin Seifun Group Inc.	1,069,250	12,421,775
Nissin Foods Holdings Co. Ltd.	394,000	19,168,510
Toyo Suisan Kaisha Ltd.	103,000	3,133,176
Yakult Honsha Co. Ltd.	394,000	19,749,373

		182,645,189
GAS UTILITIES — 0.85%
Osaka Gas Co. Ltd.	9,850,000	39,208,315
Toho Gas Co. Ltd.	1,970,000	9,874,687
Tokyo Gas Co. Ltd.	11,820,000	66,915,524

		115,998,526
HEALTH CARE EQUIPMENT & SUPPLIES — 0.73%
Olympus Corp.[b]	1,182,300	38,056,243

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2014

Security	Shares	Value

Sysmex Corp.	788,000	$27,649,123
Terumo Corp.	1,576,000	33,426,783

		99,132,149
HEALTH CARE PROVIDERS & SERVICES — 0.41%
Alfresa Holdings Corp.	197,000	11,907,711
Medipal Holdings Corp.	788,000	11,075,139
Miraca Holdings Inc.	394,000	18,529,559
Suzuken Co. Ltd.	394,000	13,940,734

		55,453,143
HEALTH CARE TECHNOLOGY — 0.09%
M3 Inc.	788,000	12,252,356

		12,252,356
HOTELS, RESTAURANTS & LEISURE — 0.33%
McDonald’s Holdings Co. (Japan) Ltd.[a]	394,000	11,144,843
Oriental Land Co. Ltd.	205,000	34,151,555

		45,296,398
HOUSEHOLD DURABLES — 2.61%
Casio Computer Co. Ltd.	1,182,000	15,741,412
Iida Group Holdings Co. Ltd.	788,080	11,866,318
Nikon Corp.	1,773,000	28,090,579
Panasonic Corp.	11,426,015	122,744,453
Rinnai Corp.	197,000	17,271,021
Sekisui Chemical Co. Ltd.	1,977,000	21,393,454
Sekisui House Ltd.	2,364,000	31,111,072
Sharp Corp.[a,b]	7,880,000	22,305,175
Sony Corp.	5,319,000	85,055,905

		355,579,389
HOUSEHOLD PRODUCTS — 0.26%
Unicharm Corp.	591,000	35,804,452

		35,804,452
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.13%
Electric Power Development Co. Ltd.	591,000	17,542,091

		17,542,091
INDUSTRIAL CONGLOMERATES — 0.59%
Toshiba Corp.	19,700,000	80,740,086

		80,740,086
INSURANCE — 2.51%
Dai-ichi Life Insurance Co. Ltd. (The)	4,334,000	64,235,805
MS&AD Insurance Group Holdings Inc.	2,589,640	61,339,942
NKSJ Holdings Inc.	1,753,250	48,731,544
Sony Financial Holdings Inc.	985,000	16,235,147
T&D Holdings Inc.	2,955,000	38,482,235
Tokio Marine Holdings Inc.	3,546,000	112,083,503

		341,108,176

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.38%
Rakuten Inc.	3,940,000	$51,077,301

		51,077,301
INTERNET SOFTWARE & SERVICES — 0.44%
Dena Co. Ltd.[a]	486,200	6,350,777
Gree Inc.[a]	486,200	4,439,332
Kakaku.com Inc.	788,000	13,793,582
Yahoo! Japan Corp.	7,683,000	35,415,273

		59,998,964
IT SERVICES — 0.85%
Fujitsu Ltd.	9,850,000	66,702,541
ITOCHU Techno-Solutions Corp.	197,000	8,112,733
Nomura Research Institute Ltd.	591,000	19,836,503
NTT Data Corp.	591,000	21,491,965

		116,143,742
LEISURE EQUIPMENT & PRODUCTS — 0.74%
Namco Bandai Holdings Inc.	985,098	21,474,739
Sankyo Co. Ltd.	197,000	7,328,566
Sega Sammy Holdings Inc.	985,000	18,916,802
Shimano Inc.	394,000	40,660,475
Yamaha Corp.	788,000	12,275,591

		100,656,173
MACHINERY — 5.63%
Amada Co. Ltd.	1,970,000	18,626,370
FANUC Corp.	985,000	167,676,053
Hino Motors Ltd.	1,576,000	19,842,312
Hitachi Construction Machinery Co. Ltd.	591,000	10,931,859
IHI Corp.	5,910,000	24,802,890
JTEKT Corp.	1,182,000	18,018,399
Kawasaki Heavy Industries Ltd.	7,880,000	29,662,784
Komatsu Ltd.	4,925,000	107,314,610
Kubota Corp.	5,910,000	80,740,085
Kurita Water Industries Ltd.	591,000	12,825,475
Makita Corp.	591,000	32,237,948
Mitsubishi Heavy Industries Ltd.	15,760,000	91,853,949
Nabtesco Corp.	394,000	8,550,317
NGK Insulators Ltd.	1,970,000	40,854,096
NSK Ltd.	1,970,000	23,815,421
SMC Corp.	219,000	57,254,902
Sumitomo Heavy Industries Ltd.	1,970,000	8,751,683
THK Co. Ltd.	591,600	13,030,376

		766,789,529
MARINE — 0.33%
Mitsui O.S.K. Lines Ltd.	5,910,000	21,201,533
Nippon Yusen K.K.	7,880,000	23,234,557

		44,436,090
MEDIA — 0.47%
Dentsu Inc.	985,000	38,869,477
Hakuhodo DY Holdings Inc.	1,379,000	12,482,766

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2014

Security	Shares	Value

Toho Co. Ltd.	591,000	$12,686,068

		64,038,311
METALS & MINING — 1.89%
Daido Steel Co. Ltd.	1,970,000	9,681,065
Hitachi Metals Ltd.	242,000	3,425,033
JFE Holdings Inc.	2,561,050	48,605,706
Kobe Steel Ltd.	15,760,000	21,840,484
Maruichi Steel Tube Ltd.	197,000	4,840,533
Mitsubishi Materials Corp.	5,910,000	18,064,868
Nippon Steel & Sumitomo Metal Corp.	39,400,705	111,140,619
Sumitomo Metal Mining Co. Ltd.	2,258,000	34,154,622
Yamato Kogyo Co. Ltd.	197,000	5,572,421

		257,325,351
MULTILINE RETAIL — 0.58%
Don Quijote Holdings Co. Ltd.	197,000	11,617,278
Isetan Mitsukoshi Holdings Ltd.	1,773,060	23,194,681
J. Front Retailing Co. Ltd.	1,970,000	14,153,718
Marui Group Co. Ltd.	1,182,000	11,164,205
Takashimaya Co. Ltd.	1,970,000	19,342,769

		79,472,651
OIL, GAS & CONSUMABLE FUELS — 1.26%
Idemitsu Kosan Co. Ltd.	788,000	16,364,873
INPEX Corp.	4,531,000	65,374,298
JX Holdings Inc.	11,623,095	60,545,878
Showa Shell Sekiyu K.K.	985,000	10,629,810
TonenGeneral Sekiyu K.K.	1,970,000	18,897,440

		171,812,299
PAPER & FOREST PRODUCTS — 0.12%
Oji Holdings Corp.	3,940,000	16,612,708

		16,612,708
PERSONAL PRODUCTS — 1.05%
Kao Corp.	2,758,000	109,051,393
Shiseido Co. Ltd.	1,970,000	33,128,606

		142,179,999
PHARMACEUTICALS — 5.09%
Astellas Pharma Inc.	11,623,050	148,965,130
Chugai Pharmaceutical Co. Ltd.	1,182,000	31,622,232
Daiichi Sankyo Co. Ltd.	3,546,069	60,085,734
Dainippon Sumitomo Pharma Co. Ltd.	788,000	8,627,766
Eisai Co. Ltd.	1,379,000	56,450,292
Hisamitsu Pharmaceutical Co. Inc.	197,000	7,996,560
Kyowa Hakko Kirin Co. Ltd.	1,970,000	23,873,507
Mitsubishi Tanabe Pharma Corp.	985,000	14,327,977
Ono Pharmaceutical Co. Ltd.	394,000	30,204,924
Otsuka Holdings Co. Ltd.	1,970,000	55,627,402
Santen Pharmaceutical Co. Ltd.	394,000	21,220,895
Shionogi & Co. Ltd.	1,576,000	31,583,508
Taisho Pharmaceutical Holdings Co. Ltd.	197,000	14,211,804
Takeda Pharmaceutical Co. Ltd.	4,137,000	187,322,807

		692,120,538

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.08%
Japan Prime Realty Investment Corp.	3,940	$14,153,718
Japan Real Estate Investment Corp.	5,910	34,561,403
Japan Retail Fund Investment Corp.	9,850	21,675,905
Nippon Building Fund Inc.	7,880	46,159,320
Nippon Prologis REIT Inc.	5,398	11,820,477
United Urban Investment Corp.	11,820	18,924,547

		147,295,370
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.02%
AEON Mall Co. Ltd.	591,000	14,858,499
Daito Trust Construction Co. Ltd.	394,000	42,693,498
Daiwa House Industry Co. Ltd.	2,820,000	52,799,646
Hulic Co. Ltd.	1,379,000	18,039,697
Mitsubishi Estate Co. Ltd.	6,216,000	150,963,055
Mitsui Fudosan Co. Ltd.	4,046,000	128,086,550
Nomura Real Estate Holdings Inc.	591,000	11,367,507
NTT Urban Development Corp.	591,000	5,924,812
Sumitomo Realty & Development Co. Ltd.	1,970,000	84,593,150
Tokyo Tatemono Co. Ltd.	1,970,000	17,948,695
Tokyu Fudosan Holdings Corp.	2,561,000	20,161,787

		547,436,896
ROAD & RAIL — 3.70%
Central Japan Railway Co.	788,000	104,400,609
East Japan Railway Co.	1,773,000	135,312,251
Hankyu Hanshin Holdings Inc.	5,910,000	32,818,812
Keikyu Corp.	1,974,000	15,850,980
Keio Corp.	3,940,000	28,539,781
Keisei Electric Railway Co. Ltd.	270,000	2,497,125
Kintetsu Corp.	8,147,000	28,585,965
Nagoya Railroad Co. Ltd.	3,940,000	13,902,010
Nippon Express Co. Ltd.	3,940,000	19,323,407
Odakyu Electric Railway Co. Ltd.	2,135,000	19,200,207
Tobu Railway Co. Ltd.	5,910,000	29,391,715
Tokyu Corp.	5,910,000	40,311,956
West Japan Railway Co.	788,000	33,511,976

		503,646,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.66%
Advantest Corp.	788,000	8,914,325
Rohm Co. Ltd.	591,000	33,690,108
Tokyo Electron Ltd.	788,052	47,347,406

		89,951,839
SOFTWARE — 0.94%
GungHo Online Entertainment Inc.[a]	2,167,000	14,291,189
Konami Corp.	591,000	13,377,296
Nexon Co. Ltd.	591,000	5,187,115
Nintendo Co. Ltd.	591,000	68,367,684
Oracle Corp. Japan	197,000	8,887,218
Trend Micro Inc.	591,000	18,297,213

		128,407,715
SPECIALTY RETAIL — 1.26%
ABC-MART Inc.	197,000	10,068,308

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2014

Security	Shares	Value

Fast Retailing Co. Ltd.	246,700	$81,445,309
Nitori Holdings Co. Ltd.	394,000	19,342,769
Sanrio Co. Ltd.[a]	197,000	5,309,096
Shimamura Co. Ltd.	197,000	19,032,975
USS Co. Ltd.	1,182,000	19,354,386
Yamada Denki Co. Ltd.	4,531,000	16,699,838

		171,252,681
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
ASICS Corp.	788,000	16,976,716

		16,976,716
TOBACCO — 1.42%
Japan Tobacco Inc.	5,713,000	193,381,218

		193,381,218
TRADING COMPANIES & DISTRIBUTORS — 3.89%
ITOCHU Corp.	7,880,000	93,170,573
Marubeni Corp.	7,880,000	53,749,275
Mitsubishi Corp.	7,289,000	143,924,527
Mitsui & Co. Ltd.	8,865,000	134,353,826
Sumitomo Corp.	5,910,000	77,371,075
Toyota Tsusho Corp.	985,000	26,090,471

		528,659,747
TRANSPORTATION INFRASTRUCTURE — 0.16%
Kamigumi Co. Ltd.	1,970,000	17,755,074
Mitsubishi Logistics Corp.	242,000	3,482,117

		21,237,191
WIRELESS TELECOMMUNICATION SERVICES — 4.83%
KDDI Corp.	2,955,000	175,798,467
NTT DOCOMO Inc.	7,880,000	130,888,004
SoftBank Corp.	4,861,100	350,924,168

		657,610,639

TOTAL COMMON STOCKS (Cost: $14,485,866,940)		13,461,971,020

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	46,118,907	46,118,907
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,683,872	2,683,872

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	225,150	$225,150

		49,027,929

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,027,929)		49,027,929

TOTAL INVESTMENTS IN SECURITIES — 99.27%
(Cost: $14,534,894,869)		13,510,998,949
Other Assets, Less Liabilities — 0.73%		99,349,558

NET ASSETS — 100.00%		$13,610,348,507

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,249	TOPIX Index (Jun. 2014)	Tokyo Stock	$147,493,587	$1,749,463

See accompanying notes to schedules of investments.

118

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.05%

AEROSPACE & DEFENSE — 0.03%
Jamco Corp.	2,900	$51,761

		51,761
AIR FREIGHT & LOGISTICS — 0.28%
Kintetsu World Express Inc.	2,900	111,873
Konoike Transport Co. Ltd.	2,900	49,167
Mitsui-Soko Co. Ltd.	29,000	114,580
Shibusawa Warehouse Co. Ltd. (The)	29,000	90,638
Yusen Logistics Co. Ltd.	5,800	61,509

		427,767
AIRLINES — 0.02%
Skymark Airlines Inc.[a,b]	14,500	37,766

		37,766
AUTO COMPONENTS — 3.96%
Aisan Industry Co. Ltd.	8,700	68,834
Akebono Brake Industry Co. Ltd.	23,200	109,222
Calsonic Kansei Corp.	58,000	361,983
Eagle Industry Co. Ltd.	5,800	99,303
Exedy Corp.	8,700	234,463
FCC Co. Ltd.	8,700	146,475
Futaba Industrial Co. Ltd.	17,400	78,154
G-Tekt Corp.	5,800	71,199
Kayaba Industry Co. Ltd.	58,000	247,403
Keihin Corp.	11,600	173,752
Mitsuba Corp.	11,600	169,762
Musashi Seimitsu Industry Co. Ltd.	5,800	131,112
Nifco Inc.	14,500	425,117
Nippon Seiki Co. Ltd.	4,000	69,428
Nissan Shatai Co. Ltd.	26,100	429,934
Nissin Kogyo Co. Ltd.	11,600	212,858
Pacific Industrial Co. Ltd.	11,600	87,560
Piolax Inc.	2,900	98,762
Press Kogyo Co. Ltd.	29,000	106,315
Riken Corp.	29,000	113,440
Sanden Corp.	29,000	137,953
Showa Corp.	14,500	157,904
Tachi-S Co. Ltd.	5,800	92,234
Taiho Kogyo Co. Ltd.	5,800	55,466
Takata Corp.	8,700	193,932
Tokai Rika Co. Ltd.	14,500	256,524
Tokai Rubber Industries Ltd.	11,600	111,730
Topre Corp.	11,600	136,357
Toyo Tire & Rubber Co. Ltd.	58,000	507,347
Toyota Boshoku Corp.	20,300	225,855
TPR Co. Ltd.	5,800	118,514
TS Tech Co. Ltd.	14,500	388,491
Unipres Corp.	11,600	251,051
Yorozu Corp.	2,900	56,036

		6,124,470

Security	Shares	Value

BEVERAGES — 1.33%
Coca-Cola East Japan Co. Ltd.	23,266	$550,179
Coca-Cola West Co. Ltd.	20,300	338,782
ITO EN Ltd.	17,400	397,441
Sapporo Holdings Ltd.	87,000	365,119
Takara Holdings Inc.	58,000	412,718

		2,064,239
BIOTECHNOLOGY — 0.53%
3-D Matrix Ltd.[a,b]	3,400	125,647
GNI Group Ltd.[a,b]	29,000	82,373
Japan Tissue Engineering Co. Ltd.[b]	5,800	92,804
NanoCarrier Co. Ltd.[b]	11,600	141,031
PeptiDream Inc.[b]	1,200	85,744
ReproCELL Inc.[b]	11,600	108,766
Takara Bio Inc.	14,500	187,405

		823,770
BUILDING PRODUCTS — 1.78%
Aica Kogyo Co. Ltd.	14,500	315,239
Central Glass Co. Ltd.	58,000	195,528
Maeda Kosen Co. Ltd.	5,800	80,662
Nichias Corp.	29,000	197,238
Nichiha Corp.	5,800	60,141
Nippon Sheet Glass Co. Ltd.[b]	261,000	312,959
Nitto Boseki Co. Ltd.	58,000	216,620
Noritz Corp.	8,700	172,726
Okabe Co. Ltd.	11,600	157,221
Sankyo Tateyama Inc.	6,100	115,291
Sanwa Holdings Corp.	58,000	395,046
Sekisui Jushi Corp.	8,700	120,823
Takara Standard Co. Ltd.	29,000	230,301
Takasago Thermal Engineering Co. Ltd.	17,400	181,790

		2,751,585
CAPITAL MARKETS — 1.72%
Ichigo Group Holdings Co. Ltd.	55,100	177,628
Ichiyoshi Securities Co. Ltd.	11,600	151,178
IwaiCosmo Holdings Inc.	5,800	58,715
JAFCO Co. Ltd.	8,700	344,597
kabu.com Securities Co. Ltd.	29,000	124,557
Kyokuto Securities Co. Ltd.	8,700	130,400
Marusan Securities Co. Ltd.	17,400	124,329
Matsui Securities Co. Ltd.	31,900	311,021
Mito Securities Co. Ltd.	20,300	68,634
Monex Group Inc.	55,100	185,210
Okasan Securities Group Inc.	58,000	436,090
Sawada Holdings Co. Ltd.	5,800	45,319
SPARX Group Co. Ltd.	29,000	53,870
Tokai Tokyo Financial Holdings Inc.	66,700	454,303

		2,665,851
CHEMICALS — 6.71%
Achilles Corp.	58,000	76,957
Adeka Corp.	26,100	301,672
C. Uyemura & Co. Ltd.	2,900	140,375
Chugoku Marine Paints Ltd.	29,000	200,659
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	29,000	129,687

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Daiso Co. Ltd.	29,000	$98,334
Denki Kagaku Kogyo K.K.	116,000	420,699
DIC Corp.	232,000	620,217
Earth Chemical Co. Ltd.	2,900	107,170
Fujimi Inc.	5,800	67,209
Fujimori Kogyo Co. Ltd.	2,900	92,064
Ishihara Sangyo Kaisha Ltd.[b]	87,000	68,406
JSP Corp.	5,800	91,665
Konishi Co. Ltd.	5,800	110,932
Kureha Corp.	29,000	140,518
Lintec Corp.	14,500	267,497
Nihon Nohyaku Co. Ltd.	11,600	122,333
Nihon Parkerizing Co. Ltd.	11,600	255,612
Nippon Kayaku Co. Ltd.	58,000	734,228
Nippon Shokubai Co. Ltd.	32,000	403,204
Nippon Soda Co. Ltd.	29,000	148,214
Nippon Synthetic Chemical Industry Co. Ltd. (The)	11,000	79,463
Nippon Valqua Industries Ltd.	29,000	77,812
Nissan Chemical Industries Ltd.	40,533	612,307
NOF Corp.	29,000	224,031
Sakai Chemical Industry Co. Ltd.	29,000	82,373
Sakata INX Corp.	11,600	97,935
Sanyo Chemical Industries Ltd.	6,000	39,157
Shin-Etsu Polymer Co. Ltd.	14,500	59,571
Showa Denko K.K.	435,000	555,801
Sumitomo Bakelite Co. Ltd.	58,000	214,340
Taiyo Holdings Co. Ltd.	5,800	172,726
Takasago International Corp.	29,000	137,668
Tenma Corp.	5,800	80,377
Toagosei Co. Ltd.	58,000	253,673
Tokai Carbon Co. Ltd.	58,000	163,605
Tokuyama Corp.	87,000	252,248
Tokyo Ohka Kogyo Co. Ltd.	11,600	254,814
Tosoh Corp.	145,000	689,764
Toyo Ink SC Holdings Co. Ltd.	58,000	254,243
Toyobo Co. Ltd.	261,000	425,829
Ube Industries Ltd.	319,000	523,593
Zeon Corp.	58,000	534,139

		10,383,121
COMMERCIAL BANKS — 6.00%
77 Bank Ltd. (The)	116,000	556,371
Aichi Bank Ltd. (The)	2,900	142,086
Ashikaga Holdings Co. Ltd.	29,000	110,020
Awa Bank Ltd. (The)	58,000	314,669
Bank of Iwate Ltd. (The)	2,900	123,274
Bank of Nagoya Ltd. (The)	58,000	217,190
Bank of Saga Ltd. (The)	58,000	123,701
Bank of the Ryukyus Ltd.	11,600	156,992
Chiba Kogyo Bank Ltd. (The)	11,600	78,895
Daishi Bank Ltd. (The)	87,000	304,408
Eighteenth Bank Ltd. (The)	58,000	143,083
Higashi-Nippon Bank Ltd. (The)	58,000	140,803
Higo Bank Ltd. (The)	58,000	299,848
Hokkoku Bank Ltd. (The)	87,000	283,886
Hokuetsu Bank Ltd. (The)	58,000	116,861
Hyakugo Bank Ltd. (The)	58,000	225,741
Hyakujushi Bank Ltd. (The)	58,000	196,098
Jimoto Holdings Inc.	49,300	96,909
Juroku Bank Ltd. (The)	87,000	300,988
Kagoshima Bank Ltd. (The)	58,000	364,834
Kansai Urban Banking Corp.	87,000	101,754

Security	Shares	Value

Keiyo Bank Ltd. (The)	58,000	$266,785
Kiyo Bank Ltd. (The)	20,300	245,807
Mie Bank Ltd. (The)	29,000	62,136
Minato Bank Ltd. (The)	58,000	99,759
Miyazaki Bank Ltd. (The)	58,000	182,987
Musashino Bank Ltd. (The)	8,700	285,169
Nanto Bank Ltd. (The)	58,000	223,461
Nishi-Nippon City Bank Ltd. (The)	203,000	434,950
North Pacific Bank Ltd.	104,400	405,307
Ogaki Kyoritsu Bank Ltd. (The)	87,000	233,437
Oita Bank Ltd. (The)	58,000	201,799
San-in Godo Bank Ltd. (The)	58,000	403,027
Senshu Ikeda Holdings Inc.	63,800	303,496
Shiga Bank Ltd. (The)	58,000	319,799
Tochigi Bank Ltd. (The)	29,000	119,711
Toho Bank Ltd. (The)	58,000	195,528
Tokyo Tomin Bank Ltd. (The)[a]	8,700	96,453
TOMONY Holdings Inc.	43,500	179,994
Towa Bank Ltd. (The)	87,000	79,522
Tsukuba Bank Ltd. (The)	23,200	78,211
Yachiyo Bank Ltd. (The)	2,900	86,220
Yamagata Bank Ltd. (The)	29,000	127,977
Yamanashi Chuo Bank Ltd. (The)	58,000	255,954

		9,285,900
COMMERCIAL SERVICES & SUPPLIES — 1.89%
AEON Delight Co. Ltd.	5,800	139,264
Daiseki Co. Ltd.	11,660	205,249
Duskin Co. Ltd.	14,500	268,067
Itoki Corp.	11,600	93,945
Kokuyo Co. Ltd.	26,100	201,628
Kyodo Printing Co. Ltd.	29,000	82,088
Matsuda Sangyo Co. Ltd.	5,860	70,266
Mitsubishi Pencil Co. Ltd.	5,800	168,279
Moshi Moshi Hotline Inc.	11,600	114,352
Nissha Printing Co. Ltd.	8,700	132,965
Okamura Corp.	29,000	250,538
Oyo Corp.	5,800	90,980
Pilot Corp.	5,800	245,123
Pronexus Inc.	5,800	44,977
Sanix Inc.[b]	8,700	128,347
Sato Holdings Corp.	5,800	126,837
Sohgo Security Services Co. Ltd.	17,400	424,974
Toppan Forms Co. Ltd.	14,500	137,810

		2,925,689
COMMUNICATIONS EQUIPMENT — 0.47%
Denki Kogyo Co. Ltd.	29,000	162,465
Hitachi Kokusai Electric Inc.	29,000	359,988
Icom Inc.	2,900	66,269
Japan Radio Co. Ltd.[b]	29,000	133,392

		722,114
COMPUTERS & PERIPHERALS — 0.63%
Eizo Nanao Corp.	5,800	150,437
Elecom Co. Ltd.	2,900	59,599
Japan Digital Laboratory Co. Ltd.	5,800	93,887
Melco Holdings Inc.	2,900	50,592
Riso Kagaku Corp.	2,900	78,012
Roland DG Corp.	2,900	106,030

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Toshiba Tec Corp.	29,000	$192,393
Wacom Co. Ltd.[a]	46,400	241,246

		972,196
CONSTRUCTION & ENGINEERING — 4.22%
Chudenko Corp.	8,700	125,526
COMSYS Holdings Corp.	29,000	523,308
Fudo Tetra Corp.[a]	49,300	92,064
Hazama Ando Corp.	52,200	251,906
Hibiya Engineering Ltd.	5,800	83,798
Kandenko Co. Ltd.	29,000	158,760
Kinden Corp.	29,000	249,113
Kumagai Gumi Co. Ltd.[b]	58,000	151,634
Kyowa Exeo Corp.	23,200	319,229
Maeda Corp.	29,000	215,765
Maeda Road Construction Co. Ltd.	29,000	466,873
MIRAIT Holdings Corp.	17,400	163,320
Nippo Corp.	16,000	251,452
Nippon Densetsu Kogyo Co. Ltd.	11,600	170,332
Nippon Koei Co. Ltd.	29,000	142,228
Nippon Road Co. Ltd. (The)	29,000	153,914
Nippon Steel & Sumikin Texeng Co. Ltd.	8,000	33,889
Nishimatsu Construction Co. Ltd.	87,000	341,176
Okumura Corp.	58,000	245,693
OSJB Holdings Corp.[a]	58,000	80,947
Penta-Ocean Construction Co. Ltd.	84,100	246,320
Raito Kogyo Co. Ltd.	14,500	107,170
SHO-BOND Holdings Co. Ltd.	5,800	260,229
Sumitomo Densetsu Co. Ltd.	8,700	88,159
Sumitomo Mitsui Construction Co. Ltd.[b]	220,400	229,617
Taihei Dengyo Kaisha Ltd.	1,000	6,909
Taikisha Ltd.	8,700	193,162
Tekken Corp.	29,000	82,658
Toa Corp.	58,000	97,479
Toda Corp.	58,000	184,127
Tokyu Construction Co. Ltd.	20,340	86,362
Toshiba Plant Systems & Services Corp.	11,600	174,094
Totetsu Kogyo Co. Ltd.	5,800	121,364
Toyo Construction Co. Ltd.[a]	20,300	70,829
Toyo Engineering Corp.	29,000	141,373
Yahagi Construction Co. Ltd.	8,700	70,287
Yokogawa Bridge Holdings Corp.	11,600	152,888

		6,533,954
CONSTRUCTION MATERIALS — 0.27%
Sumitomo Osaka Cement Co. Ltd.	116,000	418,419

		418,419
CONSUMER FINANCE — 0.94%
AIFUL Corp.[b]	89,900	382,591
Hitachi Capital Corp.	14,500	350,440
J Trust Co. Ltd.	26,100	316,550
Jaccs Co. Ltd.	29,000	128,832
Orient Corp.[b]	107,300	230,957
Pocket Card Co. Ltd.	5,800	40,587

		1,449,957
CONTAINERS & PACKAGING — 0.48%
FP Corp.	5,800	182,987

Security	Shares	Value

Fuji Seal International Inc.	5,800	$174,436
Pack Corp. (The)	5,800	110,989
Rengo Co. Ltd.	58,000	274,766

		743,178
DISTRIBUTORS — 0.36%
Canon Marketing Japan Inc.	14,500	246,833
Chori Co. Ltd.	5,800	65,442
Doshisha Co. Ltd.	5,800	88,757
Paltac Corp.	11,600	154,484

		555,516
DIVERSIFIED CONSUMER SERVICES — 0.07%
Best Bridal Inc.	5,800	34,545
JP-Holdings Inc.[a]	17,400	71,143

		105,688
DIVERSIFIED FINANCIAL SERVICES — 0.97%
Century Tokyo Leasing Corp.	11,680	362,184
Financial Products Group Co. Ltd.[a]	5,800	56,492
Fuyo General Lease Co. Ltd.	5,800	230,586
IBJ Leasing Co. Ltd.	5,800	138,523
Japan Securities Finance Co. Ltd.	31,900	197,523
Ricoh Leasing Co. Ltd.	5,800	155,738
Zenkoku Hosho Co. Ltd.	14,500	357,566

		1,498,612
ELECTRIC UTILITIES — 0.38%
Hokkaido Electric Power Co. Inc.[b]	55,100	404,538
Okinawa Electric Power Co. Inc. (The)	5,800	187,832

		592,370
ELECTRICAL EQUIPMENT — 1.80%
Chiyoda Integre Co. Ltd.	5,800	87,275
Cosel Co. Ltd.	5,800	66,981
Daihen Corp.	29,000	110,590
Denyo Co. Ltd.	2,900	42,241
Fujikura Ltd.	87,000	382,220
Furukawa Electric Co. Ltd.	203,000	418,989
Futaba Corp.	8,700	128,689
GS Yuasa Corp.	116,000	662,401
IDEC Corp.	8,700	74,563
Nitto Kogyo Corp.	8,700	168,536
SWCC Showa Holdings Co. Ltd.[b]	58,000	54,725
Takaoka Toko Co. Ltd.	5,800	76,615
Tatsuta Electric Wire and Cable Co. Ltd.[a]	11,600	65,214
Toyo Tanso Co. Ltd.	2,900	64,673
Ushio Inc.	31,900	385,954

		2,789,666
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.79%
Ai Holdings Corp.	11,600	199,632
Alps Electric Co. Ltd.	55,078	634,984
Amano Corp.	17,400	173,068
Anritsu Corp.	40,600	419,787
Azbil Corp.	17,400	396,415
Canon Electronics Inc.	5,800	101,697

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Daiwabo Holdings Co. Ltd.	58,000	$105,460
Enplas Corp.	2,900	188,972
HORIBA Ltd.	8,700	288,589
Hosiden Corp.	17,400	96,111
Iriso Electronics Co. Ltd.	2,900	159,045
Japan Aviation Electronics Industry Ltd.	9,000	167,271
Japan Cash Machine Co. Ltd.	5,800	104,890
Kaga Electronics Co. Ltd.	5,800	74,506
Koa Corp.	8,700	82,002
Macnica Inc.	2,900	86,363
MARUWA Co. Ltd.	2,900	112,015
Mitsumi Electric Co. Ltd.	26,100	158,019
Nichicon Corp.	14,500	111,588
Nidec Copal Electronics Corp.	5,800	46,516
Nippon Ceramic Co. Ltd.	5,800	99,702
Nippon Chemi-Con Corp.[b]	58,000	173,866
Nippon Signal Co. Ltd. (The)	17,400	154,769
Oki Electric Industry Co. Ltd.	203,000	416,993
Ryosan Co. Ltd.	8,700	172,384
Ryoyo Electro Corp.	5,800	67,152
SIIX Corp.	2,900	45,633
Taiyo Yuden Co. Ltd.	29,000	301,558
TOKO Inc.	29,000	82,943
Topcon Corp.	23,200	461,515
Toyo Corp.	8,700	95,256
UKC Holdings Corp.	5,800	87,617

		5,866,318
ENERGY EQUIPMENT & SERVICES — 0.26%
Japan Drilling Co. Ltd.	2,900	114,295
Modec Inc.	5,800	128,775
Shinko Plantech Co. Ltd.	11,600	89,840
Toyo Kanetsu K.K.	29,000	71,542

		404,452
FOOD & STAPLES RETAILING — 3.01%
Ain Pharmaciez Inc.	2,900	132,110
Arcs Co. Ltd.	8,700	175,975
Cawachi Ltd.	5,800	106,771
cocokara fine Inc.	5,800	164,688
Cosmos Pharmaceutical Corp.	2,900	298,423
CREATE HOLDINGS Co. Ltd.	2,900	96,909
Heiwado Co. Ltd.	8,700	127,065
Izumiya Co. Ltd.	29,000	138,523
Kasumi Co. Ltd.	11,600	81,746
Kato Sangyo Co. Ltd.	5,800	122,732
Maruetsu Inc. (The)	29,000	99,759
Matsumotokiyoshi Co. Ltd.	11,600	396,757
Ministop Co. Ltd.	5,800	88,586
Mitsubishi Shokuhin Co. Ltd.	2,900	69,147
San-A & Co. Ltd.	5,800	162,978
Sugi Holdings Co. Ltd.	11,600	546,680
Sundrug Co. Ltd.	8,700	390,343
Tsuruha Holdings Inc.	8,700	466,873
UNY Co. Ltd.	63,800	403,198
Valor Co. Ltd.	11,600	183,443
Welcia Holdings Co. Ltd.	2,900	174,721
Yaoko Co. Ltd.	2,900	141,516
Yokohama Reito Co. Ltd.	11,600	89,498

		4,658,441

Security	Shares	Value

FOOD PRODUCTS — 2.99%
Ariake Japan Co. Ltd.	5,800	$144,508
Dydo Drinco Inc.	2,900	118,143
Ezaki Glico Co. Ltd.	29,000	371,959
Fuji Oil Co. Ltd.	17,400	217,703
Fujiya Co. Ltd.	29,000	54,440
Hokuto Corp.	5,800	111,274
House Foods Group Inc.	17,400	316,037
Itoham Foods Inc.	58,000	253,674
J-Oil Mills Inc.	29,000	87,218
Kagome Co. Ltd.	23,200	396,301
Kameda Seika Co. Ltd.	2,900	87,646
Kewpie Corp.	29,000	436,090
KEY Coffee Inc.	5,800	91,836
Marudai Food Co. Ltd.	29,000	90,923
Maruha Nichiro Corp.	11,600	183,101
MEGMILK SNOW BRAND Co. Ltd.	11,600	149,582
Mitsui Sugar Co. Ltd.	29,000	109,450
Morinaga & Co. Ltd.	58,000	122,561
Morinaga Milk Industry Co. Ltd.	58,000	222,321
Nichirei Corp.	58,000	285,596
Nippon Beet Sugar Manufacturing Co. Ltd.	29,000	51,305
Nippon Flour Mills Co. Ltd.	29,000	153,344
Nippon Suisan Kaisha Ltd.[b]	72,500	228,734
Nisshin OilliO Group Ltd. (The)	29,000	100,329
Prima Meat Packers Ltd.	29,000	66,696
Sakata Seed Corp.	8,700	116,804
Warabeya Nichiyo Co. Ltd.	2,900	56,264

		4,623,839
GAS UTILITIES — 0.07%
Shizuoka Gas Co. Ltd.	17,400	106,372

		106,372
HEALTH CARE EQUIPMENT & SUPPLIES — 1.56%
Asahi Intecc Co. Ltd.	5,800	230,871
Eiken Chemical Co. Ltd.	5,800	96,966
Fukuda Denshi Co. Ltd.	2,900	155,339
Hogy Medical Co. Ltd.	2,900	155,624
JEOL Ltd.	29,000	98,049
Mani Inc.	2,900	136,243
Nagaileben Co. Ltd.	5,800	122,675
Nakanishi Inc.	5,800	224,601
Nihon Kohden Corp.	11,600	525,019
Nikkiso Co. Ltd.	17,400	201,457
Nipro Corp.[a]	31,900	280,922
Paramount Bed Holdings Co. Ltd.	5,800	188,402

		2,416,168
HEALTH CARE PROVIDERS & SERVICES — 0.80%
AS ONE Corp.	2,900	90,068
BML Inc.	2,900	110,733
Message Co. Ltd.	2,900	106,315
Nichii Gakkan Co.	14,500	124,984
Ship Healthcare Holdings Inc.	8,700	307,828
Toho Holdings Co. Ltd.	14,500	279,611
Tokai Corp. (GIFU)	2,900	71,941
Tsukui Corp.	8,700	84,054

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Vital KSK Holdings Inc.	8,700	$64,302

		1,239,836
HOTELS, RESTAURANTS & LEISURE — 3.05%
Accordia Golf Co. Ltd.[a]	26,100	334,250
Atom Corp.	14,500	75,674
Colowide Co. Ltd.	17,400	188,117
Doutor Nichires Holdings Co. Ltd.	11,600	197,808
Fuji Kyuko Co. Ltd.	29,000	297,852
Fujita Kanko Inc.	29,000	98,049
H.I.S. Co. Ltd.	11,600	343,172
Hiramatsu Inc.	8,700	53,186
Ichibanya Co. Ltd.	2,900	112,870
Kappa Create Co. Ltd.[b]	8,700	84,653
Kisoji Co. Ltd.	5,800	107,455
KNT-CT Holdings Co. Ltd.[b]	29,000	48,169
Kura Corp.	2,900	60,312
Kyoritsu Maintenance Co. Ltd.	2,900	107,455
MOS Food Services Inc.	8,700	181,277
Ohsho Food Service Corp.	2,900	118,001
PGM Holdings K.K.	5,800	59,570
Plenus Co. Ltd.	5,800	128,319
Resorttrust Inc.	20,300	374,297
Ringer Hut Co. Ltd.[a]	5,800	86,819
Round One Corp.	20,300	135,673
Royal Holdings Co. Ltd.	8,700	135,530
Saint Marc Holdings Co. Ltd.	2,900	141,231
Saizeriya Co. Ltd.	8,700	107,141
Starbucks Coffee Japan Ltd.	11,600	127,578
Tokyo Dome Corp.	58,000	285,596
Tokyotokeiba Co. Ltd.[a]	29,000	84,083
Toridoll Corp.	5,800	53,813
Watami Co. Ltd.	5,800	74,905
Yomiuri Land Co. Ltd.	6,000	25,711
Yoshinoya Holdings Co. Ltd.	14,500	186,265
Zensho Holdings Co. Ltd.[a]	31,900	303,810

		4,718,641
HOUSEHOLD DURABLES — 2.18%
Alpine Electronics Inc.	11,600	141,829
Chofu Seisakusho Co. Ltd.	5,800	146,503
Clarion Co. Ltd.[b]	29,000	66,696
Cleanup Corp.	5,800	49,538
Corona Corp.	5,800	62,535
Foster Electric Co. Ltd.	8,700	94,914
France Bed Holdings Co. Ltd.	29,000	52,160
Fujitsu General Ltd.	29,000	314,669
Funai Electric Co. Ltd.	5,800	55,751
Haseko Corp.	84,100	608,360
JVC Kenwood Corp.[b]	40,600	76,216
Misawa Homes Co. Ltd.	8,700	99,275
PanaHome Corp.	29,000	212,630
Pioneer Corp.[b]	84,100	177,714
Sangetsu Co. Ltd.	8,700	227,109
Starts Corp. Inc.	8,700	120,908
Sumitomo Forestry Co. Ltd.	40,600	437,344
Takamatsu Construction Group Co. Ltd.	2,900	44,664
Tama Home Co. Ltd.	8,700	62,421
Tamron Co. Ltd.	5,800	132,708
Token Corp.	2,320	101,925

Security	Shares	Value

West Holdings Corp.[a]	5,800	$88,586

		3,374,455
HOUSEHOLD PRODUCTS — 0.56%
Lion Corp.	58,000	332,910
Pigeon Corp.	11,600	539,840

		872,750
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.05%
Eneres Co. Ltd.[b]	5,800	74,449

		74,449
INDUSTRIAL CONGLOMERATES — 0.32%
Katakura Industries Co. Ltd.	5,800	69,775
Nisshinbo Holdings Inc.	35,000	328,517
TOKAI Holdings Corp.	26,100	94,914

		493,206
INTERNET & CATALOG RETAIL — 0.51%
Askul Corp.[a]	5,800	141,715
Belluna Co. Ltd.	14,500	70,116
Ikyu Corp.	5,800	67,437
Senshukai Co. Ltd.	8,700	73,708
Start Today Co. Ltd.	17,400	433,012

		785,988
INTERNET SOFTWARE & SERVICES — 0.89%
F@N Communications Inc.	11,600	174,664
GMO Internet Inc.	20,300	207,499
Gurunavi Inc.	8,700	125,269
Infomart Corp.	5,800	107,113
Internet Initiative Japan Inc.[a]	8,700	225,997
Mixi Inc.	2,900	346,022
SMS Co. Ltd.	2,900	73,081
UNITED Inc.[a]	5,800	115,151

		1,374,796
IT SERVICES — 1.76%
Digital Garage Inc.	11,600	187,775
Future Architect Inc.	8,700	49,937
GMO Payment Gateway Inc.	2,937	106,805
Ines Corp.	11,600	73,081
Information Services International-Dentsu Ltd.	2,900	34,631
IT Holdings Corp.	26,148	443,317
NEC Networks & System Integration Corp.	5,800	133,563
Net One Systems Co. Ltd.	26,100	195,471
Nihon Unisys Ltd.	17,400	150,665
NS Solutions Corp.	5,800	143,824
OBIC Co. Ltd.	20,300	645,442
SCSK Corp.	14,756	380,992
Trans Cosmos Inc.	8,700	176,061

		2,721,564
LEISURE EQUIPMENT & PRODUCTS — 0.58%
Daikoku Denki Co. Ltd.	2,900	43,410
Dunlop Sports Co. Ltd.	2,900	34,830

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Fields Corp.	2,900	$38,707
Heiwa Corp.	11,600	241,474
Mars Engineering Corp.	2,900	53,727
Mizuno Corp.	29,000	176,146
Roland Corp.	5,800	106,771
Tomy Co. Ltd.	20,300	102,353
Universal Entertainment Corp.	5,800	96,966

		894,384
LIFE SCIENCES TOOLS & SERVICES — 0.16%
Chiome Bioscience Inc.[a,b]	5,800	91,209
CMIC Holdings Co. Ltd.	5,800	86,420
EPS Co. Ltd.	5,800	68,463

		246,092
MACHINERY — 8.07%
Aichi Corp.	11,600	49,367
Aida Engineering Ltd.	14,500	127,549
Asahi Diamond Industrial Co. Ltd.	14,500	234,292
Bando Chemical Industries Ltd.	29,000	110,590
CKD Corp.	14,500	124,556
Daifuku Co. Ltd.	26,100	340,407
Daiwa Industries Ltd.	8,000	51,108
DMG Mori Seiki Co Ltd.	37,700	459,462
Ebara Corp.	145,000	877,881
Fuji Machine Manufacturing Co. Ltd.	20,300	163,605
Fujitec Co. Ltd.	23,200	258,804
Furukawa Co. Ltd.	87,000	165,030
Glory Ltd.	17,400	514,757
Hitachi Koki Co. Ltd.	14,500	114,438
Hitachi Zosen Corp.	49,300	238,881
Hoshizaki Electric Co. Ltd.	11,600	532,429
Iseki & Co. Ltd.	58,000	146,503
Japan Steel Works Ltd. (The)	87,000	342,032
Juki Corp.[b]	29,000	62,991
Kitz Corp.	26,100	133,649
Komori Corp.	14,500	186,692
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,700	126,808
Makino Milling Machine Co. Ltd.	29,000	230,586
Max Co. Ltd.	4,000	43,599
Meidensha Corp.	58,000	231,441
Minebea Co. Ltd.	87,000	903,818
Mitsui Engineering & Shipbuilding Co. Ltd.	232,000	449,201
Miura Co. Ltd.	8,700	274,908
Nachi-Fujikoshi Corp.	58,000	369,964
Namura Shipbuilding Co. Ltd.[a]	11,600	94,059
Nippon Sharyo Ltd.	29,000	106,315
Nippon Thompson Co. Ltd.	29,000	140,803
Nitta Corp.	5,800	125,583
Nitto Kohki Co. Ltd.	2,900	55,381
Noritake Co. Ltd.	29,000	72,112
NTN Corp.	145,000	574,328
Obara Group Inc.	2,900	111,160
Oiles Corp.	5,880	131,938
Okuma Corp.	29,000	267,355
OSG Corp.	23,200	396,073
Ryobi Ltd.	29,000	88,358
Shibuya Kogyo Co. Ltd.	2,900	78,724
Shima Seiki Manufacturing Ltd.	8,700	139,976
ShinMaywa Industries Ltd.	29,000	246,263
Sintokogio Ltd.	14,500	100,757

Security	Shares	Value

Star Micronics Co. Ltd.	11,600	$152,888
Tadano Ltd.	31,000	468,908
Takeuchi Manufacturing Co. Ltd.	2,900	87,218
Takuma Co. Ltd.	29,000	174,436
Teikoku Sen-I Co. Ltd.	5,800	114,296
Tocalo Co. Ltd.	5,800	91,550
Torishima Pump Manufacturing Co. Ltd.	5,800	44,464
Toshiba Machine Co. Ltd.	29,000	123,131
Tsubakimoto Chain Co.	29,000	224,031
Tsugami Corp.	29,000	151,064
Union Tool Co.	2,900	67,694
YAMABIKO Corp.	2,900	119,569
Yushin Precision Equipment Co. Ltd.	2,900	72,568

		12,486,350
MARINE — 0.51%
Daiichi Chuo Kisen Kaisha[b]	58,000	51,305
Iino Kaiun Kaisha Ltd.	26,100	132,366
Kawasaki Kisen Kaisha Ltd.	261,000	546,395
NS United Kaiwn Kaisha Ltd.	29,000	66,411

		796,477
MEDIA — 1.98%
Adways Inc.[a,b]	8,700	135,787
Asatsu-DK Inc.	8,700	208,896
Avex Group Holdings Inc.	11,600	197,922
COOKPAD Inc.[a,b]	2,900	64,672
CyberAgent Inc.	14,500	578,603
Daiichikosho Co. Ltd.	11,600	342,032
Gakken Holdings Co. Ltd.	29,000	78,952
Kadokawa Corp.[a]	5,800	181,562
Next Co. Ltd.	5,800	51,932
Shochiku Co. Ltd.	29,000	248,258
SKY Perfect JSAT Holdings Inc.	52,200	271,402
Toei Co. Ltd.	29,000	157,050
Tohokushinsha Film Corp.	5,800	46,744
Tokyo Broadcasting System Holdings Inc.	11,600	130,656
TV Asahi Holdings Corp.	5,800	101,412
USEN Corp.[b]	35,380	120,315
ValueCommerce Co. Ltd.[a]	5,800	54,269
Zenrin Co. Ltd.	8,700	92,520

		3,062,984
METALS & MINING — 2.41%
Aichi Steel Corp.	29,000	103,179
Asahi Holdings Inc.	8,700	145,791
Dowa Holdings Co. Ltd.	87,000	768,716
Godo Steel Ltd.	29,000	39,619
Kurimoto Ltd.	29,000	70,116
Kyoei Steel Ltd.	5,800	96,567
Mitsubishi Steel Manufacturing Co. Ltd.	29,000	57,290
Mitsui Mining & Smelting Co. Ltd.	174,000	424,119
Nakayama Steel Works Ltd.[b]	58,000	39,904
Neturen Co. Ltd.	8,700	55,837
Nippon Denko Co. Ltd.	29,000	78,952
Nippon Light Metal Holdings Co. Ltd.	150,800	217,874
Nippon Yakin Kogyo Co. Ltd.[a,b]	43,500	133,820
Nisshin Steel Co. Ltd.	23,200	235,318
Nittetsu Mining Co. Ltd.	29,000	114,865
Osaka Steel Co. Ltd.	2,900	47,884

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

OSAKA Titanium Technologies Co. Ltd.	5,800	$117,089
Pacific Metals Co. Ltd.[b]	29,000	137,098
Sanyo Special Steel Co. Ltd.	29,000	116,861
Toho Zinc Co. Ltd.	29,000	95,199
Tokyo Rope Manufacturing Co. Ltd.[b]	29,000	38,193
Tokyo Steel Manufacturing Co. Ltd.	29,000	133,962
TOPY Industries Ltd.	58,000	106,030
UACJ Corp.	71,140	248,915
Yodogawa Steel Works Ltd.	29,000	115,436

		3,738,634
MULTILINE RETAIL — 1.17%
Daiei Inc. (The)[b]	34,800	102,952
Fuji Co. Ltd.	5,800	113,840
H2O Retailing Corp.	29,000	230,586
Izumi Co. Ltd.	11,600	363,123
Matsuya Co. Ltd.	8,700	87,988
Parco Co. Ltd.	5,800	45,433
Ryohin Keikaku Co. Ltd.	5,800	630,478
Seria Co. Ltd.	5,800	237,142

		1,811,542
OIL, GAS & CONSUMABLE FUELS — 0.56%
Cosmo Oil Co. Ltd.	174,000	333,481
ITOCHU Enex Co. Ltd.	17,400	111,673
Japan Petroleum Exploration Co. Ltd.	8,700	361,271
Nippon Coke & Engineering Co. Ltd.	55,100	61,737

		868,162
PAPER & FOREST PRODUCTS — 0.77%
Daio Paper Corp.[a]	29,000	344,026
Hokuetsu Kishu Paper Co. Ltd.	37,700	183,785
Mitsubishi Paper Mills Ltd.[b]	87,000	74,392
Nippon Paper Industries Co. Ltd.	29,000	593,995

		1,196,198
PERSONAL PRODUCTS — 1.34%
Aderans Co. Ltd.	5,800	86,648
Artnature Inc.	2,900	81,460
Dr. Ci:Labo Co. Ltd.	2,900	92,919
Euglena Co. Ltd.[a,b]	20,300	209,494
Fancl Corp.	11,600	138,067
Kobayashi Pharmaceutical Co. Ltd.	8,700	559,222
Kose Corp.	8,700	306,546
Mandom Corp.	5,800	197,523
Milbon Co. Ltd.	3,400	115,622
Noevir Holdings Co. Ltd.	2,900	54,782
Pola Orbis Holdings Inc.	5,800	226,311

		2,068,594
PHARMACEUTICALS — 2.38%
Fuso Pharmaceutical Industries Ltd.	29,000	90,068
JCR Pharmaceuticals Co. Ltd.	2,900	66,440
Kaken Pharmaceutical Co. Ltd.	29,000	578,603
Kissei Pharmaceutical Co. Ltd.	5,800	133,221
KYORIN Holdings Inc.	14,500	279,896
Mochida Pharmaceutical Co. Ltd.	2,900	195,528
Nichi-Iko Pharmaceutical Co. Ltd.	12,850	185,529

Security	Shares	Value

Nippon Shinyaku Co. Ltd.	12,000	$233,761
Rohto Pharmaceutical Co. Ltd.	26,100	400,434
Sawai Pharmaceutical Co. Ltd.	8,700	540,410
Seikagaku Corp.	11,600	129,858
Sosei Group Corp.[b]	2,900	79,066
Torii Pharmaceutical Co. Ltd.	2,900	84,852
Towa Pharmaceutical Co. Ltd.	2,900	116,576
Tsumura & Co.	17,400	391,455
ZERIA Pharmaceutical Co. Ltd.	8,700	185,210

		3,690,907
PROFESSIONAL SERVICES — 0.83%
Benefit One Inc.	8,700	65,585
En-Japan Inc.	2,900	51,504
Meitec Corp.	8,700	264,647
Nihon M&A Center Inc.	8,700	225,655
Nomura Co. Ltd.	11,600	80,491
Temp Holdings Co. Ltd.	14,500	444,641
Weathernews Inc.	2,900	77,242
Yumeshin Holdings Co. Ltd.[a]	8,700	83,798

		1,293,563
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.76%
Activia Properties Inc.	58	486,825
Advance Residence Investment Corp.	377	930,782
AEON REIT Investment Corp.	261	328,094
Comforia Residential REIT Inc.	29	211,204
Daiwa House REIT Investment Corp.	87	373,669
Daiwa Office Investment Corp.	58	294,147
Daiwahouse Residential Investment Corp.	116	507,347
Frontier Real Estate Investment Corp.	145	786,673
Fukuoka REIT Corp.	203	346,364
Global One Real Estate Investment Corp. Ltd.	58	175,576
GLP J-REIT	580	614,517
Hankyu REIT Inc.	29	156,764
Heiwa Real Estate REIT Inc.	232	188,801
Hulic Reit Inc.[b]	203	299,278
Ichigo Real Estate Investment Corp.	203	125,298
Industrial & Infrastructure Fund Investment Corp.	58	517,608
Japan Excellent Inc.	348	473,714
Japan Hotel REIT Investment Corp.	725	338,112
Japan Logistics Fund Inc.	261	583,078
Japan Rental Housing Investments Inc.	348	220,610
Kenedix Realty Investment Corp.	87	454,902
Kenedix Residential Investment Corp.	58	127,977
MID REIT Inc.	58	132,708
Mori Hills REIT Investment Corp.	377	510,226
MORI TRUST Sogo REIT Inc.	319	504,154
Nippon Accommodations Fund Inc.	145	528,724
Nomura Real Estate Master Fund Inc.	493	562,556
Nomura Real Estate Office Fund Inc.	116	540,980
Nomura Real Estate Residential Fund Inc.	58	324,930
ORIX JREIT Inc.	580	774,701
Premier Investment Corp.	58	226,311
Sekisui House SI Investment Corp.	261	256,011
TOKYU REIT Inc.	290	395,902
Top REIT Inc.	58	267,355

		13,565,898

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.42%
Airport Facilities Co. Ltd.	5,800	$39,562
Ardepro Co. Ltd.[b]	29,000	49,880
Daibiru Corp.	14,500	144,366
Daikyo Inc.	87,000	185,552
Goldcrest Co. Ltd.	5,800	118,457
Heiwa Real Estate Co. Ltd.	11,600	176,602
Kenedix Inc.[b]	75,400	327,552
Leopalace21 Corp.[b]	72,500	329,205
Open House Co. Ltd.	2,900	65,471
Raysum Co. Ltd.[b]	5,800	72,739
Relo Holdings Inc.	2,900	167,025
Sumitomo Real Estate Sales Co. Ltd.	5,800	173,866
Sun Frontier Fudousan Co. Ltd.	5,800	62,820
Takara Leben Co. Ltd.	26,100	87,731
TOC Co. Ltd.	20,300	133,677
Tosei Corp.	8,700	60,882

		2,195,387
ROAD & RAIL — 1.44%
Fukuyama Transporting Co. Ltd.	29,000	173,866
Hitachi Transport System Ltd.	14,500	232,154
Nippon Konpo Unyu Soko Co. Ltd.	17,400	297,225
Sankyu Inc.	87,000	387,351
Seino Holdings Co. Ltd.	44,000	481,321
Senko Co. Ltd.	29,000	143,653
Sotetsu Holdings Inc.	116,000	413,858
Trancom Co. Ltd.	2,900	101,042

		2,230,470
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.56%
Dainippon Screen Manufacturing Co. Ltd.	58,000	248,543
DISCO Corp.	8,700	557,511
Megachips Corp.	5,800	72,568
Micronics Japan Co. Ltd.	2,900	161,895
Mimasu Semiconductor Industry Co. Ltd.	5,800	50,963
Mitsui High-Tech Inc.	8,700	54,298
Sanken Electric Co. Ltd.	29,000	220,895
Shindengen Electric Manufacturing Co. Ltd.	29,000	149,924
Shinko Electric Industries Co. Ltd.	20,300	166,199
Sumco Corp.	34,800	272,257
Tokyo Seimitsu Co. Ltd.	11,600	208,639
ULVAC Inc.[b]	11,600	251,735

		2,415,427
SOFTWARE — 1.20%
Broadleaf Co. Ltd.	5,800	100,956
Capcom Co. Ltd.	14,500	245,265
Colopl Inc.[a,b]	11,600	266,671
DTS Corp.	5,800	100,044
Dwango Co. Ltd.[a]	5,800	152,375
Fuji Soft Inc.	5,800	119,084
Justsystems Corp.[b]	11,600	94,743
Marvelous AQL Inc.	8,700	68,663
NSD Co. Ltd.	8,700	111,844
Obic Business Consultants Co. Ltd.	2,900	89,783
Square Enix Holdings Co. Ltd.	26,100	406,590

Security	Shares	Value

Tecmo Koei Holdings Co. Ltd.	8,700	$105,175

		1,861,193
SPECIALTY RETAIL — 2.74%
Adastria Holdings Co. Ltd.	2,900	66,240
Alpen Co. Ltd.	5,800	100,101
Aoki Holdings Inc.	14,500	203,794
Aoyama Trading Co. Ltd.	14,500	391,341
Arc Land Sakamoto Co. Ltd.	2,900	59,058
Asahi Co. Ltd.	5,800	77,356
Autobacs Seven Co. Ltd.	20,300	331,799
BIC Camera Inc.	20,300	149,439
Chiyoda Co. Ltd.	5,800	133,164
DCM Holdings Co. Ltd.	26,100	177,771
EDION Corp.	23,200	157,791
Geo Holdings Corp.	11,600	94,971
Gulliver International Co. Ltd.	17,400	133,905
Honeys Co. Ltd.	5,800	52,787
Jin Co. Ltd.[a]	2,900	81,831
Joshin Denki Co. Ltd.	7,000	59,649
K’s Holdings Corp.	11,600	334,051
Keiyo Co. Ltd.[a]	11,600	54,497
Kohnan Shoji Co. Ltd.	8,700	86,534
Komeri Co. Ltd.	8,700	236,771
Nishimatsuya Chain Co. Ltd.	14,500	115,008
Pal Co. Ltd.	2,900	65,015
Paris Miki Holdings Inc.	11,600	56,435
Shimachu Co. Ltd.	14,500	326,070
T-Gaia Corp.	8,700	83,883
Tsutsumi Jewelry Co. Ltd.	2,900	65,015
United Arrows Ltd.	5,800	240,562
VT Holdings Co. Ltd.	23,200	129,972
Xebio Co. Ltd.	5,800	112,700
Yellow Hat Ltd.	2,900	63,076

		4,240,586
TEXTILES, APPAREL & LUXURY GOODS — 1.28%
Daidoh Ltd.	8,700	44,464
Descente Ltd.	29,000	245,978
Fujibo Holdings Inc.	29,000	80,947
Gunze Ltd.	58,000	161,325
Japan Wool Textile Co. Ltd. (The)	29,000	214,055
Kurabo Industries Ltd.	58,000	98,619
Onward Holdings Co. Ltd.	29,000	197,808
Sanyo Shokai Ltd.	29,000	66,126
Seiko Holdings Corp.	29,000	116,006
Seiren Co. Ltd.	14,500	116,148
TSI Holdings Co. Ltd.	26,100	169,305
Unitika Ltd.[b]	174,000	73,537
Wacoal Holdings Corp.	29,000	294,717
Yondoshi Holdings Inc.	5,727	103,007

		1,982,042
TRADING COMPANIES & DISTRIBUTORS — 2.81%
Hanwa Co. Ltd.	58,000	231,441
Inaba Denki Sangyo Co. Ltd.	5,800	181,562
Inabata & Co. Ltd.	11,600	102,267
Iwatani Corp.	58,000	333,481
Japan Pulp & Paper Co. Ltd.	29,000	98,619
Kamei Corp.	8,700	65,756

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2014

Security	Shares	Value

Kanamoto Co. Ltd.	8,700	$320,655
Kanematsu Corp.	116,000	188,117
Kuroda Electric Co. Ltd.	8,700	123,986
Misumi Group Inc.	26,100	692,614
MonotaRO Co. Ltd.	8,700	200,259
Nagase & Co. Ltd.	31,900	385,013
NEC Capital Solutions Ltd.	2,900	49,652
Nippon Steel & Sumikin Bussan Corp.	30,440	109,799
Nishio Rent All Co. Ltd.	2,900	117,003
Onoken Co. Ltd.	5,800	64,530
Sojitz Corp.	371,200	591,030
Trusco Nakayama Corp.	5,800	129,744
Wakita & Co. Ltd.	11,600	137,953
Yamazen Corp.	17,400	118,172
Yuasa Trading Co. Ltd.	58,000	114,581

		4,356,234
TRANSPORTATION INFRASTRUCTURE — 0.29%
Japan Airport Terminal Co. Ltd.	11,600	298,138
Sumitomo Warehouse Co. Ltd. (The)	29,000	143,938

		442,076
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Japan Communications Inc.[b]	34,800	236,002

		236,002

TOTAL COMMON STOCKS
(Cost: $145,981,522)		153,334,066

SHORT-TERM INVESTMENTS — 2.24%

MONEY MARKET FUNDS — 2.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,250,044	3,250,044
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	189,135	189,135
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	20,566	20,566

		3,459,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,459,745)		3,459,745

TOTAL INVESTMENTS IN SECURITIES — 101.29%
(Cost: $149,441,267)		156,793,811
Other Assets, Less Liabilities — (1.29)%		(1,989,495)

NET ASSETS — 100.00%		$154,804,316

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

127

Schedule of Investments  (Unaudited)

iSHARES® MSCI MALAYSIA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.89%

AIRLINES — 0.60%
AirAsia Bhd	6,094,300	$4,741,908

		4,741,908
AUTOMOBILES — 1.15%
UMW Holdings Bhd	2,710,800	9,111,933

		9,111,933
CHEMICALS — 3.62%
Petronas Chemicals Group Bhd	13,635,300	28,603,150

		28,603,150
COMMERCIAL BANKS — 32.04%
Alliance Financial Group Bhd	5,277,200	8,031,593
AMMB Holdings Bhd	8,549,837	19,531,840
CIMB Group Holdings Bhd	25,428,564	58,090,775
Hong Leong Bank Bhd	2,911,640	12,578,140
Hong Leong Financial Group Bhd	1,025,300	4,914,292
Malayan Banking Bhd	22,742,920	69,934,656
Public Bank Bhd	10,610,521	71,331,233
RHB Capital Bhd	3,281,900	8,580,131

		252,992,660
CONSTRUCTION & ENGINEERING — 4.17%
Dialog Group Bhd	8,690,900	9,899,998
Gamuda Bhd	8,403,600	11,508,198
IJM Corp. Bhd	5,530,540	11,515,504

		32,923,700
CONSTRUCTION MATERIALS — 0.77%
Lafarge Malaysia Bhd	1,969,260	6,055,490

		6,055,490
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.35%
Telekom Malaysia Bhd	5,530,900	10,638,332

		10,638,332
ELECTRIC UTILITIES — 6.92%
Tenaga Nasional Bhd	14,554,712	54,631,132

		54,631,132
ENERGY EQUIPMENT & SERVICES — 3.05%
Sapurakencana Petroleum Bhd[a]	18,542,900	24,065,949

		24,065,949
FOOD PRODUCTS — 8.07%
Felda Global Ventures Holdings Bhd	4,937,000	6,515,057

Security	Shares	Value

Genting Plantations Bhd	1,109,000	$3,879,602
IOI Corp. Bhd	14,948,130	22,936,284
Kuala Lumpur Kepong Bhd	2,477,500	18,444,382
PPB Group Bhd	2,448,266	11,947,965

		63,723,290
GAS UTILITIES — 2.96%
Petronas Gas Bhd	3,062,500	23,352,397

		23,352,397
HEALTH CARE PROVIDERS & SERVICES — 1.92%
IHH Healthcare Bhd[a]	11,885,000	15,203,035

		15,203,035
HOTELS, RESTAURANTS & LEISURE — 6.99%
Berjaya Sports Toto Bhd	3,289,576	3,911,043
Genting Bhd	10,535,100	31,903,679
Genting Malaysia Bhd	15,312,400	19,396,660

		55,211,382
INDUSTRIAL CONGLOMERATES — 5.65%
MMC Corp. Bhd	3,707,200	3,126,832
Sime Darby Bhd	13,948,125	41,458,013

		44,584,845
MARINE — 1.23%
MISC Bhd	5,061,620	9,735,702

		9,735,702
MEDIA — 1.02%
Astro Malaysia Holdings Bhd	7,594,300	8,036,296

		8,036,296
MULTI-UTILITIES — 1.63%
YTL Corp. Bhd	24,947,612	12,656,274
YTL Power International Bhd[a]	400,500	188,221

		12,844,495
MULTILINE RETAIL — 0.06%
Parkson Holdings Bhd	567,200	453,689

		453,689
OIL, GAS & CONSUMABLE FUELS — 1.27%
Petronas Dagangan Bhd	1,279,900	10,054,365

		10,054,365
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
IOI Properties Group Bhd[a]	2,746,165	2,119,667
UEM Sunrise Bhd	2,534,600	1,617,158

		3,736,825

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

May 31, 2014

Security	Shares	Value

TOBACCO — 1.64%
British American Tobacco (Malaysia) Bhd	662,100	$12,961,746

		12,961,746
TRANSPORTATION INFRASTRUCTURE — 0.85%
Malaysia Airports Holdings Bhd	2,838,000	6,677,647

		6,677,647
WIRELESS TELECOMMUNICATION SERVICES — 10.46%
Axiata Group Bhd	13,212,900	28,498,412
DiGi.Com Bhd	18,019,000	30,396,197
Maxis Bhd	11,596,500	23,712,731

		82,607,340

TOTAL COMMON STOCKS
(Cost: $324,805,132)		772,947,308

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	255,140	255,140

		255,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $255,140)		255,140

TOTAL INVESTMENTS IN SECURITIES — 97.92%
(Cost: $325,060,272)		773,202,448
Other Assets, Less Liabilities — 2.08%		16,439,522

NET ASSETS — 100.00%		$789,641,970

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

129

Schedule of Investments  (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AIRLINES — 0.70%
Controladora Vuela Cia de Aviacion SAB de CVa	7,546,073	$6,673,218
Grupo Aeromexico SAB de CVa,b	7,560,836	13,401,925

		20,075,143
BEVERAGES — 9.37%
Arca Continental SAB de CV	5,788,629	37,655,215
Coca-Cola FEMSA SAB de CV Series L	1,896,058	21,794,685
Fomento Economico Mexicano SAB de CV BD Units	21,306,610	202,063,852
Organizacion Cultiba SAB de CV	4,451,500	8,520,064

		270,033,816
BUILDING PRODUCTS — 0.00%
Corporacion Geo SAB de CV Series Ba,b,c	15,588,128	12
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	11,869

		11,881
CAPITAL MARKETS — 0.28%
Grupo Financiero Interacciones SA de CV Series O	1,190,100	8,018,158

		8,018,158
CHEMICALS — 2.23%
Mexichem SAB de CV	16,203,574	64,330,776

		64,330,776
COMMERCIAL BANKS — 13.43%
Banregio Grupo Financiero SAB de CVb	3,883,800	22,611,361
Grupo Financiero Banorte SAB de CV Series O	27,056,678	195,495,195
Grupo Financiero Inbursa SAB de CV Series O	34,887,392	95,510,963
Grupo Financiero Santander Mexico SAB de CV Series Bb	27,748,050	73,723,109

		387,340,628
CONSTRUCTION & ENGINEERING — 2.63%
Empresas ICA SAB de CVa,b	11,667,988	23,628,843
Promotora y Operadora Infraestructura SAB de CVa	3,740,800	52,263,934

		75,892,777
CONSTRUCTION MATERIALS — 5.43%
Cemex SAB de CV CPO[a]	121,706,100	156,619,110

		156,619,110
CONSUMER FINANCE — 1.37%
Compartamos SAB de CVb	18,803,206	33,285,700
Credito Real SAB de CV	2,883,000	6,122,889

		39,408,589

Security	Shares	Value

CONTAINERS & PACKAGING — 0.32%
Bio Pappel SAB de CVa,b	4,277,300	$9,177,158

		9,177,158
DIVERSIFIED FINANCIAL SERVICES — 0.62%
Bolsa Mexicana de Valores SAB de CV	8,597,887	17,879,275

		17,879,275
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.43%
Axtel SAB de CV CPO[a,b]	35,505,777	12,278,098

		12,278,098
FOOD & STAPLES RETAILING — 6.49%
Controladora Comercial Mexicana SAB de CV BC Units	7,353,955	28,567,759
Grupo Comercial Chedraui SAB de CV	7,035,900	23,947,812
Wal-Mart de Mexico SAB de CV Series V	52,874,933	134,565,339

		187,080,910
FOOD PRODUCTS — 5.03%
Gruma SAB de CV Series Ba	2,583,800	27,170,207
Grupo Bimbo SAB de CV Series A	24,904,004	71,991,992
Grupo Herdez SAB de CVb	3,996,844	12,392,592
Grupo Lala SAB de CV	9,365,800	23,559,152
Industrias Bachoco SAB de CV Series B	2,301,448	9,981,258

		145,095,201
HOTELS, RESTAURANTS & LEISURE — 1.19%
Alsea SAB de CVb	8,145,266	27,742,706
Hoteles City Express SAB de CVa,b	3,446,700	6,634,398

		34,377,104
HOUSEHOLD DURABLES — 0.44%
Consorcio ARA SAB de CVa,b	27,996,319	12,792,350

		12,792,350
HOUSEHOLD PRODUCTS — 2.20%
Kimberly-Clark de Mexico SAB de CV Series A	23,738,254	63,401,623

		63,401,623
INDUSTRIAL CONGLOMERATES — 5.66%
Alfa SAB de CV Series A	41,241,651	115,310,611
Grupo Carso SAB de CV Series A1	9,258,833	48,011,962

		163,322,573
INSURANCE — 0.35%
Qualitas Controladora SAB de CV	3,383,900	9,984,589

		9,984,589
MEDIA — 7.04%
Grupo Televisa SAB de CV CPO	27,548,897	185,928,562

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2014

Security	Shares	Value

TV Azteca SAB de CV CPO[b]	29,690,239	$17,165,589

		203,094,151
METALS & MINING — 8.33%
Grupo Mexico SAB de CV Series B	38,411,386	126,381,325
Grupo Simec SAB de CV Series Ba,b	3,509,254	15,516,692
Industrias CH SAB de CV Series Ba,b	3,822,183	21,697,204
Industrias Penoles SAB de CV	2,200,933	53,204,821
Minera Frisco SAB de CV Series A1[a,b]	12,194,503	23,444,225

		240,244,267
MULTILINE RETAIL — 1.59%
El Puerto de Liverpool SAB de CV Series C1	3,290,495	37,155,988
Grupo Famsa SAB de CV Series Aa,b	6,564,840	8,815,358

		45,971,346
PHARMACEUTICALS — 1.21%
Genomma Lab Internacional SAB de CV Series Ba,b	13,656,193	34,818,331

		34,818,331
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.36%
Concentradora Fibra Hotelera Mexicana SAB de CVb	10,729,700	18,326,830
Fibra Shop Portafolios Inmobiliarios SAPI de CV	5,832,800	8,018,202
Fibra Uno Administracion SAB de CV	20,899,100	63,841,444
Macquarie Mexico Real Estate Management SA de CVb	11,796,700	22,175,247
TF Administradora Industrial S de RL SAB de CV	6,446,700	13,220,532

		125,582,255
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.67%
Corporacion Inmobiliaria Vesta SAB de CV	9,378,849	19,219,042

		19,219,042
TRANSPORTATION INFRASTRUCTURE — 4.66%
Grupo Aeroportuario del Centro Norte SAB de CV	5,139,392	19,273,968
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,791,449	35,576,333
Grupo Aeroportuario del Sureste SAB de CV Series B	3,462,865	44,591,939
OHL Mexico SAB de CVa,b	12,576,900	34,881,265

		134,323,505
WIRELESS TELECOMMUNICATION SERVICES — 13.76%
America Movil SAB de CV Series L	410,791,018	396,793,127

		396,793,127

TOTAL COMMON STOCKS (Cost: $3,084,030,302)		2,877,165,783

SHORT-TERM INVESTMENTS — 3.71%

MONEY MARKET FUNDS — 3.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	100,652,521	100,652,521

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	5,857,433	$5,857,433
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	335,354	335,354

		106,845,308

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,845,308)		106,845,308

TOTAL INVESTMENTS IN SECURITIES — 103.50%
(Cost: $3,190,875,610)		2,984,011,091
Other Assets, Less Liabilities — (3.50)%		(100,827,782)

NET ASSETS — 100.00%		$2,883,183,309

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

131

Schedule of Investments  (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.20%

AIR FREIGHT & LOGISTICS — 1.53%
PostNL NVa	258,120	$1,266,575
TNT Express NV	256,500	2,294,648

		3,561,223
BEVERAGES — 5.76%
Heineken Holding NV	59,040	3,900,058
Heineken NV	135,180	9,538,424

		13,438,482

CAPITAL MARKETS — 0.15%
BinckBank NV	30,600	357,884

		357,884
CHEMICALS — 7.84%
Akzo Nobel NV	140,400	10,533,228
Koninklijke DSM NV	100,980	7,289,214
Koninklijke Ten Cate NV	15,660	446,502

		18,268,944
CONSTRUCTION & ENGINEERING — 3.10%
Arcadis NV	35,100	1,241,697
Grontmij NVa	41,040	243,605
Koninklijke BAM Groep NV	136,260	712,684
OCI NVa	49,500	1,897,346
Royal Boskalis Westminster NV CVA	49,284	2,809,726
Royal Imtech NVa,b	201,060	314,687

		7,219,745
DIVERSIFIED FINANCIAL SERVICES — 13.54%
ING Groep NV CVA[a]	2,251,620	31,569,418
SNS REAAL NVa,b,c	68,952	1

		31,569,419
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.76%
Koninklijke KPN NVa	1,877,580	6,945,726
Ziggo NV	88,020	4,153,926

		11,099,652
ELECTRICAL EQUIPMENT — 0.40%
Kendrion NV	6,480	228,219
TKH Group NV	20,340	716,078

		944,297
ENERGY EQUIPMENT & SERVICES — 1.81%
Fugro NV CVA	41,904	2,420,149
SBM Offshore NVa	110,160	1,794,056

		4,214,205

Security	Shares	Value

FOOD & STAPLES RETAILING — 4.35%
Amsterdam Commodities NV	9,000	$210,618
Koninklijke Ahold NV	545,580	9,923,806

		10,134,424
FOOD PRODUCTS — 19.02%
Corbion NV	38,340	855,381
Koninklijke Wessanen NV	44,460	271,853
Nutreco NV	41,220	1,819,020
Unilever NV CVA	955,080	41,391,379

		44,337,633
HOUSEHOLD DURABLES — 0.19%
TomTom NVa,b	58,860	436,686

		436,686
INDUSTRIAL CONGLOMERATES — 7.44%
Koninklijke Philips NV	548,199	17,332,209

		17,332,209
INSURANCE — 5.13%
AEGON NV	1,062,180	9,223,971
Delta Lloyd NV	112,211	2,727,790

		11,951,761
LEISURE EQUIPMENT & PRODUCTS — 0.10%
Accell Group NV	12,060	227,511

		227,511
MACHINERY — 0.83%
Aalberts Industries NV	58,500	1,926,606

		1,926,606
MEDIA — 7.32%
Altice SAa	35,640	2,592,117
Reed Elsevier NV	408,960	9,165,915
Wolters Kluwer NV	177,120	5,307,495

		17,065,527
METALS & MINING — 0.06%
AMG Advanced Metallurgical Group NVa	15,300	151,426

		151,426
OIL, GAS & CONSUMABLE FUELS — 0.90%
Koninklijke Vopak NV	41,220	2,102,223

		2,102,223
PROFESSIONAL SERVICES — 2.23%
Brunel International NVa	5,760	361,944
Randstad Holding NV	72,900	4,245,625

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2014

Security	Shares	Value

USG People NV	37,800	$598,070

		5,205,639
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.21%
Corio NV	37,581	1,881,250
Eurocommercial Properties NV	23,760	1,145,784
Nieuwe Steen Investments NV	75,420	476,185
VastNed Retail NV	11,160	569,313
Wereldhave NV	12,060	1,075,760

		5,148,292
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.37%
ASM International NV	29,520	1,230,399
ASML Holding NV	209,520	18,000,305
BE Semiconductor Industries NV	16,380	273,469

		19,504,173
SOFTWARE — 2.16%
Gemalto NVb	46,440	5,047,399

		5,047,399

TOTAL COMMON STOCKS (Cost: $229,657,275)		231,245,360

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,203,053	1,203,053
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	70,011	70,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	26,200	26,200

		1,299,264

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,299,264)		1,299,264

TOTAL INVESTMENTS IN SECURITIES — 99.76% (Cost: $230,956,539)		232,544,624
Other Assets, Less Liabilities — 0.24%		557,671

NET ASSETS — 100.00%		$233,102,295

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

133

Schedule of Investments  (Unaudited)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.96%

AUSTRALIA — 62.97%
AGL Energy Ltd.	1,079,910	$15,478,114
ALS Ltd.[a]	757,002	6,305,649
Alumina Ltd.[b]	4,877,700	6,469,038
Amcor Ltd.	2,318,718	22,896,709
AMP Ltd.	5,669,634	27,913,895
APA Group	1,633,284	10,625,482
Asciano Ltd.	1,908,267	9,945,736
ASX Ltd.	376,158	12,596,248
Aurizon Holdings Ltd.	4,034,007	18,546,986
Australia and New Zealand Banking Group Ltd.	4,569,489	142,427,067
Bank of Queensland Ltd.	710,142	7,931,151
Bendigo and Adelaide Bank Ltd.	851,574	9,296,729
BGP Holdings PLC[b,c]	27,004,595	368
BHP Billiton Ltd.	6,062,193	208,813,509
Boral Ltd.	1,524,867	7,521,727
Brambles Ltd.	2,995,845	26,822,803
Caltex Australia Ltd.	256,665	5,338,926
CFS Retail Property Trust Group	4,167,984	7,952,243
Coca-Cola Amatil Ltd.	1,118,463	9,847,421
Cochlear Ltd.	110,760	6,171,659
Commonwealth Bank of Australia	3,058,893	232,279,545
Computershare Ltd.	923,355	10,939,736
Crown Resorts Ltd.	711,207	10,762,826
CSL Ltd.	922,077	60,578,724
Dexus Property Group	10,780,782	11,187,547
Federation Centres	2,840,994	6,663,166
Flight Centre Travel Group Ltd.	103,944	4,815,751
Fortescue Metals Group Ltd.	3,001,596	12,319,713
Goodman Group	3,340,692	15,825,738
GPT Group	3,282,330	11,913,973
Harvey Norman Holdings Ltd.	1,094,607	3,260,003
Iluka Resources Ltd.	800,880	6,484,798
Incitec Pivot Ltd.	3,186,480	8,155,557
Insurance Australia Group Ltd.	4,494,939	24,891,468
James Hardie Industries SE	856,899	11,428,404
Leighton Holdings Ltd.[a]	198,372	3,734,960
Lend Lease Group	1,063,722	13,275,982
Macquarie Group Ltd.	553,374	30,916,964
Metcash Ltd.	1,737,441	4,608,554
Mirvac Group	7,189,176	12,110,650
National Australia Bank Ltd.	4,458,090	138,954,856
Newcrest Mining Ltd.[b]	1,444,353	13,093,087
Orica Ltd.	709,077	12,974,381
Origin Energy Ltd.	2,109,126	29,621,123
Qantas Airways Ltd.[b]	2,247,550	2,938,972
QBE Insurance Group Ltd.	2,360,892	25,005,073
Ramsay Health Care Ltd.	255,813	11,273,333
REA Group Ltd.	100,536	4,259,255
Rio Tinto Ltd.	831,552	45,893,783
Santos Ltd.	1,865,880	25,215,064
Seek Ltd.	621,960	9,800,070
Sonic Healthcare Ltd.	740,601	12,207,103
SP AusNet	3,456,351	4,439,220
Stockland Corp. Ltd.	4,497,495	16,324,694
Suncorp Group Ltd.	2,463,771	30,611,975
Sydney Airport	2,135,538	8,725,324

Security	Shares	Value

Tabcorp Holdings Ltd.	1,526,997	$4,945,693
Tatts Group Ltd.	2,797,542	7,915,165
Telstra Corp. Ltd.	8,316,585	41,332,915
Toll Holdings Ltd.	1,352,763	6,823,870
TPG Telecom Ltd.	513,117	2,841,470
Transurban Group	3,356,241	23,208,747
Treasury Wine Estates Ltd.	1,240,086	6,001,570
Wesfarmers Ltd.	2,174,517	87,752,971
Westfield Group	3,772,869	37,572,081
Westfield Retail Trust	5,751,213	17,074,967
Westpac Banking Corp.	5,901,804	189,062,500
Woodside Petroleum Ltd.	1,257,339	49,347,566
Woolworths Ltd.	2,386,878	83,371,676
WorleyParsons Ltd.	394,050	5,889,882

		2,013,533,905
HONG KONG — 23.08%
AIA Group Ltd.	22,876,214	114,632,613
ASM Pacific Technology Ltd.[a]	468,600	5,249,345
Bank of East Asia Ltd. (The)	2,470,920	10,055,208
BOC Hong Kong (Holdings) Ltd.[a]	7,135,500	21,490,391
Cathay Pacific Airways Ltd.	2,130,000	3,879,246
Cheung Kong (Holdings) Ltd.	2,556,000	45,660,813
Cheung Kong Infrastructure Holdings Ltd.	1,277,208	8,714,657
CLP Holdings Ltd.	3,621,000	29,797,664
First Pacific Co. Ltd.	4,686,500	5,301,286
Galaxy Entertainment Group Ltd.[a]	4,473,000	35,741,537
Hang Lung Properties Ltd.	4,260,736	13,519,255
Hang Seng Bank Ltd.	1,469,700	24,264,519
Henderson Land Development Co. Ltd.	1,917,261	12,488,366
HKT Trust and HKT Ltd.	4,259,456	4,642,414
Hong Kong and China Gas Co. Ltd. (The)	10,863,406	26,258,421
Hong Kong Exchanges and Clearing Ltd.	2,108,700	39,247,694
Hutchison Whampoa Ltd.	4,047,000	54,287,465
Hysan Development Co. Ltd.[a]	1,277,830	6,254,864
Kerry Properties Ltd.	1,278,000	4,203,432
Li & Fung Ltd.	11,077,200	16,087,976
Link REIT (The)	4,366,086	23,258,160
MGM China Holdings Ltd.	1,789,200	6,230,970
MTR Corp. Ltd.	2,768,786	10,481,671
New World Development Co. Ltd.	9,610,921	11,032,858
NWS Holdings Ltd.	2,982,000	5,192,475
PCCW Ltd.	7,520,867	4,113,077
Power Assets Holdings Ltd.	2,592,000	22,566,894
Sands China Ltd.	4,600,800	33,528,554
Shangri-La Asia Ltd.	2,983,000	4,678,642
Sino Land Co. Ltd.	5,538,800	8,587,232
SJM Holdings Ltd.	3,834,000	11,003,102
Sun Hung Kai Properties Ltd.	2,982,000	40,770,545
Swire Pacific Ltd. Class A	1,278,000	15,190,050
Swire Properties Ltd.	2,172,600	6,781,537
Techtronic Industries Co. Ltd.	2,555,707	8,059,776
Wharf (Holdings) Ltd. (The)	2,982,600	21,120,314
Wheelock and Co. Ltd.	1,704,000	6,890,332
Wynn Macau Ltd.[a]	2,982,000	12,404,246
Yue Yuen Industrial (Holdings) Ltd.	1,384,500	4,285,853

		737,953,454
NEW ZEALAND — 1.13%
Auckland International Airport Ltd.	1,899,534	6,225,770
Contact Energy Ltd.	764,032	3,535,629

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2014

Security	Shares	Value

Fletcher Building Ltd.	1,341,474	$10,194,454
Ryman Healthcare Ltd.	694,593	4,906,959
Telecom Corp. of New Zealand Ltd.	3,510,240	8,017,663
Xero Ltd.[b]	118,215	3,212,042

		36,092,517
SINGAPORE — 11.78%
Ascendas REIT	3,834,813	7,524,939
CapitaCommercial Trust	3,834,000	5,168,476
CapitaLand Ltd.	4,899,000	12,465,848
CapitaMall Trust Management Ltd.	4,473,000	7,385,722
CapitaMalls Asia Ltd.	2,376,000	4,453,875
City Developments Ltd.	852,000	7,040,817
ComfortDelGro Corp. Ltd.	3,834,000	7,125,769
DBS Group Holdings Ltd.	3,195,000	43,070,634
Genting Singapore PLC	11,715,400	12,569,069
Global Logistic Properties Ltd.	5,751,000	12,752,985
Golden Agri-Resources Ltd.	13,419,987	6,155,221
Hutchison Port Holdings Trust	10,650,000	7,987,500
Jardine Cycle & Carriage Ltd.	213,000	7,404,411
Keppel Corp. Ltd.	2,769,200	23,480,713
Keppel Land Ltd.	1,491,000	4,138,858
Noble Group Ltd.	8,307,708	9,178,140
Olam International Ltd.	612,549	1,143,353
Oversea-Chinese Banking Corp. Ltd.	4,899,600	38,105,612
SembCorp Industries Ltd.	1,917,240	8,273,656
SembCorp Marine Ltd.[a]	1,491,200	4,900,685
Singapore Airlines Ltd.	1,065,800	8,850,140
Singapore Exchange Ltd.	1,491,000	8,194,464
Singapore Press Holdings Ltd.[a]	2,828,517	9,250,524
Singapore Technologies Engineering Ltd.	2,982,000	9,205,392
Singapore Telecommunications Ltd.	15,123,328	47,047,405
StarHub Ltd.	1,065,000	3,567,981
United Overseas Bank Ltd.	2,433,000	43,802,345
UOL Group Ltd.	852,000	4,485,462
Wilmar International Ltd.	3,621,000	9,271,655
Yangzijiang Shipbuilding[a]	3,621,000	2,917,250

		376,918,901

TOTAL COMMON STOCKS
(Cost: $2,828,873,795)		3,164,498,777

SHORT-TERM INVESTMENTS — 1.24%

MONEY MARKET FUNDS — 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	34,867,090	34,867,090
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	2,029,077	2,029,077

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,588,001	$2,588,001

		39,484,168

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,484,168)		39,484,168

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $2,868,357,963)		3,203,982,945
Other Assets, Less Liabilities — (0.20)%		(6,304,959)

NET ASSETS — 100.00%		$3,197,677,986

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

135

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.89%

AEROSPACE & DEFENSE — 2.46%
Singapore Technologies Engineering Ltd.	8,261,000	$25,501,591

		25,501,591
AIRLINES — 2.41%
Singapore Airlines Ltd.	3,004,467	24,948,352

		24,948,352
COMMERCIAL BANKS — 33.03%
DBS Group Holdings Ltd.	9,012,500	121,494,237
Oversea-Chinese Banking Corp. Ltd.	13,518,000	105,133,410
United Overseas Bank Ltd.[a]	6,416,000	115,510,007

		342,137,654
DISTRIBUTORS — 2.52%
Jardine Cycle & Carriage Ltd.	751,000	26,106,633

		26,106,633
DIVERSIFIED FINANCIAL SERVICES — 2.39%
Singapore Exchange Ltd.	4,506,000	24,764,759

		24,764,759
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.41%
Singapore Telecommunications Ltd.	41,305,568	128,498,157

		128,498,157
FOOD & STAPLES RETAILING — 0.29%
Olam International Ltd.	1,620,941	3,025,567

		3,025,567
FOOD PRODUCTS — 4.01%
Golden Agri-Resources Ltd.	36,048,628	16,534,089
Wilmar International Ltd.	9,763,000	24,998,389

		41,532,478
HOTELS, RESTAURANTS & LEISURE — 3.27%
Genting Singapore PLC	31,542,400	33,840,807

		33,840,807
INDUSTRIAL CONGLOMERATES — 6.74%
Keppel Corp. Ltd.	5,558,100	47,128,467
SembCorp Industries Ltd.	5,257,000	22,686,053

		69,814,520
MACHINERY — 2.19%
SembCorp Marine Ltd.[a]	4,506,000	14,808,535

Security	Shares	Value

Yangzijiang Shipbuilding[a]	9,763,000	$7,865,537

		22,674,072
MEDIA — 2.61%
Singapore Press Holdings Ltd.[a]	8,261,000	27,017,190

		27,017,190
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.39%
Ascendas REIT[a]	10,514,335	20,631,966
CapitaCommercial Trust[a]	10,514,000	14,173,541
CapitaMall Trust Management Ltd.	12,767,800	21,081,918

		55,887,425
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.87%
CapitaLand Ltd.[a]	13,518,000	34,397,495
CapitaMalls Asia Ltd.	6,777,000	12,703,665
City Developments Ltd.	2,253,000	18,618,498
Global Logistic Properties Ltd.[a]	15,771,000	34,972,584
Keppel Land Ltd.	3,755,000	10,423,484
UOL Group Ltd.	2,253,000	11,861,205

		122,976,931
ROAD & RAIL — 1.89%
ComfortDelGro Corp. Ltd.	10,514,000	19,541,036

		19,541,036
TRADING COMPANIES & DISTRIBUTORS — 2.32%
Noble Group Ltd.	21,779,999	24,061,978

		24,061,978
TRANSPORTATION INFRASTRUCTURE — 2.12%
Hutchison Port Holdings Trust[a]	29,289,000	21,966,750

		21,966,750
WIRELESS TELECOMMUNICATION SERVICES — 0.97%
StarHub Ltd.	3,004,000	10,064,053

		10,064,053

TOTAL COMMON STOCKS
(Cost: $964,610,709)		1,024,359,953

SHORT-TERM INVESTMENTS — 5.36%

MONEY MARKET FUNDS — 5.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	51,978,438	51,978,438
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	3,024,865	3,024,865

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	494,157	$494,157

		55,497,460

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,497,460)		55,497,460

TOTAL INVESTMENTS IN SECURITIES — 104.25%
(Cost: $1,020,108,169)		1,079,857,413
Other Assets, Less Liabilities — (4.25)%		(44,070,168)

NET ASSETS — 100.00%		$1,035,787,245

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
170	MSCI Singapore Index (Jun. 2014)	Singapore	$10,140,470	$11,531

See accompanying notes to schedules of investments.

137

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

CAPITAL MARKETS — 1.41%
Coronation Fund Managers Ltd.	435,298	$4,164,713
Investec Ltd.	460,426	3,950,952

		8,115,665
COMMERCIAL BANKS — 8.49%
Barclays Africa Group Ltd.	649,207	9,452,491
Nedbank Group Ltd.	390,789	8,192,215
Standard Bank Group Ltd.	2,323,226	31,093,418

		48,738,124
CONSTRUCTION MATERIALS — 0.56%
PPC Ltd.	1,043,099	3,203,091

		3,203,091
CONTAINERS & PACKAGING — 0.69%
Nampak Ltd.	1,140,018	3,943,409

		3,943,409
DISTRIBUTORS — 1.19%
Imperial Holdings Ltd.	361,765	6,852,642

		6,852,642
DIVERSIFIED FINANCIAL SERVICES — 8.75%
African Bank Investments Ltd.[a]	2,730,149	2,166,836
FirstRand Ltd.	5,936,608	22,341,334
Remgro Ltd.	921,077	19,084,254
RMB Holdings Ltd.	1,351,352	6,636,899

		50,229,323
FOOD & STAPLES RETAILING — 3.93%
Massmart Holdings Ltd.	207,121	2,670,288
Pick n Pay Stores Ltd.[a]	458,382	2,514,577
Shoprite Holdings Ltd.	873,899	13,624,031
SPAR Group Ltd. (The)	315,056	3,750,755

		22,559,651
FOOD PRODUCTS — 1.54%
Tiger Brands Ltd.	311,710	8,835,526

		8,835,526
HEALTH CARE PROVIDERS & SERVICES — 3.08%
Life Healthcare Group Holdings Ltd.	1,795,778	7,049,919
Mediclinic International Ltd.	712,444	5,651,085
Netcare Ltd.	1,837,220	4,964,638

		17,665,642

Security	Shares	Value

HOUSEHOLD DURABLES — 2.93%
Steinhoff International Holdings Ltd.	3,327,618	$16,823,984

		16,823,984
INDUSTRIAL CONGLOMERATES — 2.93%
Bidvest Group Ltd.	606,319	16,850,040

		16,850,040
INSURANCE — 6.21%
Discovery Ltd.	623,226	5,387,994
Liberty Holdings Ltd.	218,455	2,672,958
MMI Holdings Ltd.	1,953,502	4,719,598
Rand Merchant Insurance Holdings Ltd.	1,279,957	3,798,601
Sanlam Ltd.	3,417,380	19,085,989

		35,665,140
MEDIA — 14.52%
Naspers Ltd. Class N	756,504	83,395,386

		83,395,386
METALS & MINING — 8.11%
African Rainbow Minerals Ltd.	206,722	3,631,002
Anglo American Platinum Ltd.[a,b]	103,261	4,400,209
AngloGold Ashanti Ltd.[b]	770,864	12,009,710
Assore Ltd.	66,640	2,140,791
Gold Fields Ltd.	1,475,155	5,177,939
Harmony Gold Mining Co. Ltd.[b]	747,954	1,966,040
Impala Platinum Holdings Ltd.	1,028,817	10,766,673
Kumba Iron Ore Ltd.	123,327	3,763,520
Northam Platinum Ltd.[b]	685,060	2,750,920

		46,606,804
MULTILINE RETAIL — 1.80%
Woolworths Holdings Ltd.	1,459,410	10,333,595

		10,333,595
OIL, GAS & CONSUMABLE FUELS — 10.98%
Exxaro Resources Ltd.[a]	273,530	3,578,666
Sasol Ltd.	1,057,577	59,481,118

		63,059,784
PAPER & FOREST PRODUCTS — 0.63%
Sappi Ltd.[b]	1,036,598	3,614,075

		3,614,075
PHARMACEUTICALS — 2.75%
Aspen Pharmacare Holdings Ltd.	611,441	15,780,334

		15,780,334
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.43%
Growthpoint Properties Ltd.	4,078,809	9,056,527

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2014

Security	Shares	Value

Redefine Properties Ltd.	5,585,414	$4,907,934

		13,964,461
SPECIALTY RETAIL — 2.93%
Foschini Group Ltd. (The)	382,526	4,083,771
Mr. Price Group Ltd.	456,847	7,356,602
Truworths International Ltd.	725,694	5,417,464

		16,857,837
TRADING COMPANIES & DISTRIBUTORS — 0.69%
Barloworld Ltd.	419,478	3,992,745

		3,992,745
WIRELESS TELECOMMUNICATION SERVICES — 13.34%
MTN Group Ltd.	3,225,916	67,988,456
Vodacom Group Ltd.[a]	712,172	8,634,549

		76,623,005

TOTAL COMMON STOCKS
(Cost: $628,044,021)		573,710,263

SHORT-TERM INVESTMENTS — 3.01%

MONEY MARKET FUNDS — 3.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	16,059,661	16,059,661
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	934,586	934,586
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	281,931	281,931

		17,276,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,276,178)		17,276,178

TOTAL INVESTMENTS IN SECURITIES — 102.90%
(Cost: $645,320,199)		590,986,441
Other Assets, Less Liabilities — (2.90)%		(16,655,609)

NET ASSETS — 100.00%		$574,330,832

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

139

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.02%

AEROSPACE & DEFENSE — 0.24%
Korea Aerospace Industries Ltd.[a]	339,410	$10,612,800

		10,612,800
AIR FREIGHT & LOGISTICS — 0.59%
Hyundai Glovis Co. Ltd.	101,332	26,172,302

		26,172,302
AIRLINES — 0.20%
Korean Air Lines Co. Ltd.[b]	265,841	8,690,254

		8,690,254
AUTO COMPONENTS — 4.66%
Halla Visteon Climate Control Corp.[a]	314,090	14,623,873
Hankook Tire Co. Ltd.	555,103	32,918,772
Hyundai Mobis Co. Ltd.	485,662	137,101,212
Hyundai Wia Corp.	120,932	21,336,757

		205,980,614
AUTOMOBILES — 7.91%
Hyundai Motor Co.	1,093,226	240,569,728
Kia Motors Corp.	1,891,134	108,996,941

		349,566,669
BEVERAGES — 0.14%
Hite Jinro Co. Ltd.[a]	287,980	6,097,204

		6,097,204
BUILDING PRODUCTS — 0.48%
KCC Corp.	37,133	21,329,090

		21,329,090
CAPITAL MARKETS — 1.42%
Daewoo Securities Co. Ltd.[b]	1,394,347	11,876,961
Hyundai Securities Co. Ltd.[a,b]	7	42
Korea Investment Holdings Co. Ltd.	327,894	12,438,245
Mirae Asset Securities Co. Ltd.	235,762	9,833,045
Samsung Securities Co. Ltd.	483,321	19,447,488
Woori Investment & Securities Co. Ltd.	1,069,028	9,032,564

		62,628,345
CHEMICALS — 4.53%
Cheil Industries Inc.	363,557	23,662,208
Hanwha Chemical Corp.[a]	865,862	15,955,897
Hanwha Corp.	373,770	9,928,609
Hyosung Corp.	201,250	13,473,216
Kumho Petro Chemical Co. Ltd.[a]	118,255	9,412,180
LG Chem Ltd.	334,312	85,200,078
Lotte Chemical Corp.	130,112	20,533,260

Security	Shares	Value

OCI Co. Ltd.[a,b]	127,552	$21,879,632

		200,045,080
COMMERCIAL BANKS — 8.75%
BS Financial Group Inc.	1,283,852	19,568,613
DGB Financial Group Inc.	1,081,250	16,533,523
Hana Financial Group Inc.	2,022,138	73,436,790
Industrial Bank of Korea	1,542,220	21,163,576
KB Financial Group Inc.	2,797,872	95,300,972
Shinhan Financial Group Co. Ltd.	3,078,867	133,844,100
Woori Finance Holdings Co. Ltd.[b]	2,280,092	26,819,353

		386,666,927
COMMERCIAL SERVICES & SUPPLIES — 0.26%
S1 Corp.	145,670	11,351,465

		11,351,465
CONSTRUCTION & ENGINEERING — 2.46%
Daelim Industrial Co. Ltd.	217,576	17,189,400
Daewoo Engineering & Construction Co. Ltd.[a,b]	965,664	7,903,641
Doosan Heavy Industries & Construction Co. Ltd.	407,556	13,402,768
GS Engineering & Construction Corp.[a,b]	303,308	9,855,577
Hyundai Development Co. Engineering & Construction	463,239	12,986,312
Hyundai Engineering & Construction Co. Ltd.	543,254	28,435,369
Samsung Engineering Co. Ltd.[a,b]	237,445	18,968,602

		108,741,669
CONSUMER FINANCE — 0.25%
Samsung Card Co. Ltd.	303,430	11,168,199

		11,168,199
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.67%
KT Corp.	455,642	13,577,256
LG Uplus Corp.	1,698,645	15,967,463

		29,544,719
ELECTRIC UTILITIES — 1.61%
Korea Electric Power Corp.	1,860,630	71,310,168

		71,310,168
ELECTRICAL EQUIPMENT — 0.44%
LS Corp.	151,224	10,657,720
LS Industrial Systems Co. Ltd.	137,212	8,674,940

		19,332,660
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.79%
LG Display Co. Ltd.[b]	1,713,222	45,592,999
LG Innotek Co. Ltd.[a,b]	99,875	12,481,928
Samsung Electro-Mechanics Co. Ltd.[a]	449,865	27,736,236
Samsung SDI Co. Ltd.[a]	253,427	37,633,984

		123,445,147

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.81%
E-Mart Co. Ltd.	155,003	$35,552,541

		35,552,541
FOOD PRODUCTS — 1.21%
CJ CheilJedang Corp.	62,808	20,316,252
Lotte Confectionery Co. Ltd.	6,125	10,572,559
ORION Corp.[a]	27,442	22,567,965

		53,456,776
GAS UTILITIES — 0.29%
Korea Gas Corp.[b]	224,129	12,807,999

		12,807,999
HOTELS, RESTAURANTS & LEISURE — 1.24%
Hotel Shilla Co. Ltd.	232,798	21,107,444
Kangwon Land Inc.	821,032	24,505,415
Paradise Co. Ltd.	254,021	9,362,076

		54,974,935
HOUSEHOLD DURABLES — 2.04%
Coway Co. Ltd.	409,086	34,404,606
LG Electronics Inc.	780,790	55,792,581

		90,197,187
HOUSEHOLD PRODUCTS — 0.80%
LG Household & Health Care Ltd.	70,546	35,266,085

		35,266,085
INDUSTRIAL CONGLOMERATES — 2.70%
CJ Corp.	118,586	16,563,914
Doosan Corp.	73,351	9,167,078
LG Corp.	703,969	41,884,845
Samsung Techwin Co. Ltd.	300,726	16,860,936
SK Holdings Co. Ltd.	193,060	34,819,682

		119,296,455
INSURANCE — 3.49%
Dongbu Insurance Co. Ltd.	337,980	19,115,317
Hanwha Life Insurance Co. Ltd.	1,815,630	11,532,329
Hyundai Marine & Fire Insurance Co. Ltd.	515,770	14,635,896
Samsung Fire & Marine Insurance Co. Ltd.	258,464	65,870,065
Samsung Life Insurance Co. Ltd.	441,949	43,276,519

		154,430,126
INTERNET SOFTWARE & SERVICES — 3.36%
NAVER Corp.[a]	199,981	148,584,197

		148,584,197

Security	Shares	Value

IT SERVICES — 0.63%
SK C&C Co. Ltd.	172,635	$28,005,384

		28,005,384
MACHINERY — 3.05%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	734,562	19,332,474
Doosan Infracore Co. Ltd.[a,b]	1,105,260	13,271,354
Hyundai Heavy Industries Co. Ltd.	302,914	54,929,514
Hyundai Mipo Dockyard Co. Ltd.[a]	89,352	14,144,626
Samsung Heavy Industries Co. Ltd.	1,195,050	32,974,571

		134,652,539
MARINE — 0.13%
Hyundai Merchant Marine Co. Ltd.[a,b]	623,070	5,808,073

		5,808,073
MEDIA — 0.38%
Cheil Worldwide Inc.[b]	725,700	16,751,848

		16,751,848
METALS & MINING — 4.32%
Hyundai Steel Co.	517,680	34,911,178
Korea Zinc Co. Ltd.	65,482	23,844,896
POSCO	466,832	132,243,137

		190,999,211
MULTILINE RETAIL — 1.17%
Hyundai Department Store Co. Ltd.	120,736	15,621,596
Lotte Shopping Co. Ltd.	83,421	24,367,239
Shinsegae Co. Ltd.	57,660	11,812,331

		51,801,166
OIL, GAS & CONSUMABLE FUELS — 1.84%
GS Holdings Corp.	399,728	16,985,110
S-Oil Corp.	347,001	18,741,183
SK Innovation Co. Ltd.	437,674	45,689,356

		81,415,649
PERSONAL PRODUCTS — 1.15%
AmorePacific Corp.	24,388	34,638,514
AmorePacific Group	23,784	15,992,770

		50,631,284
PHARMACEUTICALS — 0.77%
Celltrion Inc.[a,b]	479,412	22,861,590
Yuhan Corp.	65,099	11,262,471

		34,124,061
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.97%
Samsung Electronics Co. Ltd.	690,075	976,061,777

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2014

Security	Shares	Value

SK Hynix Inc.[b]	3,962,840	$171,495,183

		1,147,556,960

SOFTWARE — 0.44%
NCsoft Corp.[a]	118,568	19,583,129

		19,583,129
TOBACCO — 1.47%
KT&G Corp.	798,964	65,000,992

		65,000,992
TRADING COMPANIES & DISTRIBUTORS — 1.98%
Daewoo International Corp.[a]	369,943	11,676,303
Samsung C&T Corp.	910,942	65,182,088
SK Networks Co. Ltd.[b]	1,128,750	10,488,679

		87,347,070
WIRELESS TELECOMMUNICATION SERVICES — 0.38%
SK Telecom Co. Ltd.	77,685	16,714,230

		16,714,230

TOTAL COMMON STOCKS (Cost: $2,349,186,190)		4,287,641,209

PREFERRED STOCKS — 2.67%

AUTOMOBILES — 1.52%
Hyundai Motor Co. Ltd.	183,454	25,894,311
Hyundai Motor Co. Ltd.
Series 2	279,136	41,314,973

		67,209,284
CHEMICALS — 0.25%
LG Chem Ltd.	67,499	10,850,653

		10,850,653
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.90%
Samsung Electronics Co. Ltd.	36,715	39,838,762

		39,838,762

TOTAL PREFERRED STOCKS (Cost: $57,374,123)		117,898,699

RIGHTS — 0.02%

COMMERCIAL BANKS — 0.01%
BS Financial Group Inc.[b]	218,322	417,299

		417,299

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.01%
GS Engineering & Construction Corp.[a], [b]	100,144	$544,794

		544,794

TOTAL RIGHTS (Cost: $0)		962,093

SHORT-TERM INVESTMENTS — 4.14%

MONEY MARKET FUNDS — 4.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	166,295,798	166,295,798
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	9,677,519	9,677,519
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,258,480	7,258,480

		183,231,797

TOTAL SHORT-TERM INVESTMENTS (Cost: $183,231,797)		183,231,797

TOTAL INVESTMENTS IN SECURITIES —103.85%
(Cost: $2,589,792,110)		4,589,733,798
Other Assets, Less Liabilities — (3.85)%		(170,309,596)

NET ASSETS — 100.00%		$4,419,424,202

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

142

Schedule of Investments  (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.69%

AIRLINES — 2.17%
International Consolidated Airlines Group SAa	7,690,852	$51,003,546

		51,003,546
BIOTECHNOLOGY — 2.54%
Grifols SA	1,100,266	59,679,404

		59,679,404
COMMERCIAL BANKS — 46.22%
Banco Bilbao Vizcaya Argentaria SA	22,687,206	291,127,535
Banco de Sabadell SA	22,350,300	73,927,432
Banco Popular Espanol SA	11,011,468	77,848,180
Banco Santander SA	49,625,006	509,493,923
Bankia SAa	31,500,344	64,088,866
CaixaBank SA	11,557,564	70,369,671

		1,086,855,607
CONSTRUCTION & ENGINEERING — 5.29%
Actividades de Construcciones y Servicios SA	1,358,634	60,428,681
Ferrovial SA	2,953,616	64,002,093

		124,430,774
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.23%
Telefonica SA	15,719,344	264,047,536

		264,047,536
ELECTRIC UTILITIES — 6.50%
Iberdrola SA	15,963,766	114,994,393
Red Electrica Corporacion SA	439,703	37,763,811

		152,758,204
FOOD & STAPLES RETAILING — 2.06%
Distribuidora Internacional de Alimentacion SA	5,249,568	48,545,692

		48,545,692
GAS UTILITIES — 4.27%
Enagas SA	851,753	25,093,195
Gas Natural SDG SA	2,610,838	75,331,613

		100,424,808
INSURANCE — 1.65%
Mapfre SAb	9,475,206	38,736,477

		38,736,477
IT SERVICES — 4.32%
Amadeus IT Holding SA Class A	2,308,430	101,523,519

		101,523,519

Security	Shares	Value

MACHINERY — 1.59%
Zardoya Otis SA	2,067,678	$37,356,015

		37,356,015
OIL, GAS & CONSUMABLE FUELS — 4.66%
Repsol SA	3,888,732	109,656,170

		109,656,170
SPECIALTY RETAIL — 4.52%
Industria de Diseno Textil SA	731,798	106,348,281

		106,348,281
TRANSPORTATION INFRASTRUCTURE — 2.67%
Abertis Infraestructuras SA	2,861,267	62,762,324

		62,762,324

TOTAL COMMON STOCKS (Cost: $2,080,319,148)		2,344,128,357

RIGHTS — 0.12%

TRANSPORTATION INFRASTRUCTURE — 0.12%
Abertis Infraestructuras SAa	2,566,310	2,815,495

		2,815,495

TOTAL RIGHTS (Cost: $2,465,958)		2,815,495

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	426,670	426,670
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	24,830	24,830

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,454,667	$1,454,667

		1,906,167

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,906,167)		1,906,167

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $2,084,691,273)		2,348,850,019
Other Assets, Less Liabilities — 0.11%		2,523,873

NET ASSETS — 100.00%		$2,351,373,892

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

144

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWEDEN ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

BUILDING PRODUCTS — 4.01%
Assa Abloy AB Class B	417,620	$21,125,769

		21,125,769
COMMERCIAL BANKS — 27.08%
Nordea Bank AB	3,770,170	55,708,457
Skandinaviska Enskilda Banken AB Class A	1,887,840	25,676,343
Svenska Handelsbanken AB Class A	619,210	31,527,362
Swedbank AB Class A	1,124,040	29,953,309

		142,865,471
COMMERCIAL SERVICES & SUPPLIES — 0.87%
Securitas AB Class B	394,820	4,566,050

		4,566,050
COMMUNICATIONS EQUIPMENT — 8.98%
Telefonaktiebolaget LM Ericsson Class B	3,774,730	47,384,031

		47,384,031
CONSTRUCTION & ENGINEERING — 2.11%
Skanska AB Class B	480,130	11,141,241

		11,141,241
DIVERSIFIED FINANCIAL SERVICES — 7.03%
Industrivarden AB Class C	155,420	3,122,500
Investment AB Kinnevik Class B	292,410	11,622,506
Investor AB Class B	568,670	22,356,205

		37,101,211
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.15%
TeliaSonera AB	2,952,790	21,912,631

		21,912,631
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.90%
Hexagon AB Class B	318,440	10,025,590

		10,025,590
HEALTH CARE EQUIPMENT & SUPPLIES — 2.34%
Elekta AB Class Ba	458,470	5,937,041
Getinge AB Class B	249,090	6,413,983

		12,351,024
HOUSEHOLD DURABLES — 2.19%
Electrolux AB Class B	299,630	7,540,429
Husqvarna AB Class B	511,670	4,017,709

		11,558,138

Security	Shares	Value

HOUSEHOLD PRODUCTS — 3.85%
Svenska Cellulosa AB Class B	728,080	$20,295,596

		20,295,596
MACHINERY — 19.99%
Alfa Laval AB	395,770	10,386,466
Atlas Copco AB Class A	836,380	24,566,636
Atlas Copco AB Class B	485,830	13,419,111
Sandvik AB	1,330,950	18,988,807
SKF AB Class B	495,710	12,727,258
Volvo AB Class B	1,739,260	25,334,970

		105,423,248
METALS & MINING — 0.92%
Boliden AB	348,840	4,856,823

		4,856,823
OIL, GAS & CONSUMABLE FUELS — 1.04%
Lundin Petroleum ABb	278,540	5,458,462

		5,458,462
SPECIALTY RETAIL — 9.45%
Hennes & Mauritz AB Class B	1,177,430	49,849,125

		49,849,125
TOBACCO — 1.66%
Swedish Match AB	250,420	8,765,094

		8,765,094
WIRELESS TELECOMMUNICATION SERVICES — 2.33%
Millicom International Cellular SA SDR	82,080	7,593,970
Tele2 AB Class B	395,580	4,687,359

		12,281,329

TOTAL COMMON STOCKS (Cost: $480,916,853)		526,960,833

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,784,748	3,784,748
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	220,252	220,252

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	74,744	$74,744

		4,079,744

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,079,744)		4,079,744

TOTAL INVESTMENTS IN SECURITIES — 100.67%
(Cost: $484,996,597)		531,040,577
Other Assets, Less Liabilities — (0.67)%		(3,525,102)

NET ASSETS — 100.00%		$527,515,475

SDR	— Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

146

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.19%

BIOTECHNOLOGY — 1.22%
Actelion Ltd. Registered[a]	142,020	$14,139,247

		14,139,247
BUILDING PRODUCTS — 1.35%
Geberit AG Registered	47,340	15,701,449

		15,701,449
CAPITAL MARKETS — 10.01%
Credit Suisse Group AG Registered	1,506,990	44,875,075
Julius Baer Group Ltd.[a]	273,520	11,859,316
Partners Group Holding AG	28,404	7,549,405
UBS AG Registered[a]	2,571,088	51,712,246

		115,996,042
CHEMICALS — 6.13%
EMS-Chemie Holding AG Registered	16,306	6,128,772
Givaudan SA Registered[a]	10,257	16,843,533
Sika AG Bearer	2,992	11,878,302
Syngenta AG Registered	93,891	36,182,616

		71,033,223
CONSTRUCTION MATERIALS — 1.92%
Holcim Ltd. Registered[a]	253,269	22,254,354

		22,254,354
DIVERSIFIED FINANCIAL SERVICES — 0.50%
Pargesa Holding SA Bearer	64,698	5,775,379

		5,775,379
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.42%
Swisscom AG Registered	27,615	16,480,343

		16,480,343
ELECTRICAL EQUIPMENT — 4.39%
ABB Ltd. Registered[a]	2,140,031	50,918,350

		50,918,350
ENERGY EQUIPMENT & SERVICES — 1.45%
Transocean Ltd.	396,604	16,756,791

		16,756,791
FOOD PRODUCTS — 20.40%
Aryzta AGa	128,081	11,963,492
Barry Callebaut AG Registered[a]	5,260	6,960,769
Lindt & Spruengli AG Participation Certificates	1,534	7,615,518
Lindt & Spruengli AG Registered	159	9,471,167

Security	Shares	Value

Nestle SA Registered	2,550,311	$200,413,164

		236,424,110
HEALTH CARE EQUIPMENT & SUPPLIES — 0.92%
Sonova Holding AG Registered[a]	69,432	10,609,555

		10,609,555
INSURANCE — 8.30%
Baloise Holding AG Registered	71,006	8,538,671
Swiss Life Holding AG Registered[a]	44,710	10,768,011
Swiss Re AGa	360,836	32,150,106
Zurich Insurance Group AGa	148,858	44,743,156

		96,199,944
LIFE SCIENCES TOOLS & SERVICES — 0.83%
Lonza Group AG Registered[a]	88,894	9,571,058

		9,571,058
MACHINERY — 1.96%
Schindler Holding AG Participation Certificates	64,698	10,009,210
Schindler Holding AG Registered	41,291	6,318,708
Sulzer AG Registered	41,817	6,361,779

		22,689,697
MARINE — 0.87%
Kuehne & Nagel International AG Registered	74,166	10,129,950

		10,129,950
PHARMACEUTICALS — 27.28%
Novartis AG Registered	1,756,051	157,739,130
Roche Holding AG Genusschein	537,309	158,376,779

		316,115,909
PROFESSIONAL SERVICES — 2.75%
Adecco SA Registered[a]	190,149	15,899,813
SGS SA Registered	6,376	16,012,215

		31,912,028
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.63%
Swiss Prime Site AG Registered[a]	90,472	7,286,743

		7,286,743
TEXTILES, APPAREL & LUXURY GOODS — 6.86%
Compagnie Financiere Richemont SA Class A Bearer	492,862	52,018,043
Swatch Group AG (The) Bearer	33,401	19,746,550
Swatch Group AG (The) Registered	70,484	7,746,578

		79,511,171

TOTAL COMMON STOCKS (Cost: $910,663,270)		1,149,505,343

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

May 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	348,314	$348,314

		348,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $348,314)		348,314

TOTAL INVESTMENTS IN SECURITIES — 99.22%
(Cost: $911,011,584)		1,149,853,657
Other Assets, Less Liabilities — 0.78%		8,998,787

NET ASSETS — 100.00%		$1,158,852,444

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

148

Schedule of Investments  (Unaudited)

iSHARES® MSCI TAIWAN ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.65%

AIRLINES — 0.36%
China Airlines Ltd.[a]	16,991,761	$5,751,659
EVA Airways Corp.[a]	9,990,212	5,030,838

		10,782,497
AUTO COMPONENTS — 1.01%
Cheng Shin Rubber Industry Co. Ltd.[b]	9,990,670	26,987,853
Nan Kang Rubber Tire Co. Ltd.[a]	3,018,404	3,598,671

		30,586,524
AUTOMOBILES — 0.39%
China Motor Co. Ltd.	3,996,000	3,871,331
Yulon Motor Co. Ltd.[b]	4,995,362	8,088,070

		11,959,401
BUILDING PRODUCTS — 0.18%
Taiwan Glass Industry Corp.	5,994,693	5,347,853

		5,347,853
CAPITAL MARKETS — 0.93%
Yuanta Financial Holding Co. Ltd.	53,946,453	28,155,675

		28,155,675
CHEMICALS — 6.73%
China Petrochemical Development Corp.	3,585,540	1,387,079
Formosa Chemicals & Fibre Corp.	20,706,610	49,650,840
Formosa Plastics Corp.[b]	26,711,518	68,325,472
LCY Chemical Corp.	1,638,048	1,494,076
Nan Ya Plastics Corp.	29,970,938	67,367,268
Taiwan Fertilizer Co. Ltd.[b]	4,783,000	9,682,283
TSRC Corp.	3,996,720	5,864,691

		203,771,709
COMMERCIAL BANKS — 9.74%
Chang Hwa Commercial Bank Ltd.	29,970,325	18,190,790
China Development Financial Holding Corp.[b]	86,913,508	26,434,483
CTBC Financial Holding Co. Ltd.	84,915,193	54,088,816
E.Sun Financial Holding Co. Ltd.	35,964,856	23,748,283
First Financial Holding Co. Ltd.	44,955,210	27,885,708
Hua Nan Financial Holdings Co. Ltd.	37,962,630	23,231,704
Mega Financial Holding Co. Ltd.	62,937,271	52,578,034
SinoPac Financial Holdings Co. Ltd.[b]	41,958,293	18,610,505
Taishin Financial Holdings Co. Ltd.	46,953,119	23,331,326
Taiwan Business Bank Ltd.[a]	22,977,818	7,072,927
Taiwan Cooperative Financial Holding Co. Ltd.	35,964,354	19,729,990

		294,902,566
COMPUTERS & PERIPHERALS — 9.71%
Acer Inc.[a,b]	16,983,841	11,044,835
Advantech Co. Ltd.	1,943,771	14,390,861

Security	Shares	Value

ASUSTeK Computer Inc.[b]	4,479,857	$49,451,657
Catcher Technology Co. Ltd.[b]	3,996,743	35,721,503
Chicony Electronics Co. Ltd.	2,997,636	8,107,528
Clevo Co.	2,997,991	5,648,947
Compal Electronics Inc.	26,973,554	22,218,965
Foxconn Technology Co. Ltd.[b]	4,995,214	11,527,866
HTC Corp.[b]	4,285,884	22,869,101
Inventec Corp.	14,985,868	13,993,574
Lite-On Technology Corp.	13,544,599	21,952,861
Pegatron Corp.[b]	9,990,037	19,323,411
Quanta Computer Inc.[b]	16,983,240	45,707,007
Wistron Corp.[b]	13,986,024	11,893,869

		293,851,985
CONSTRUCTION & ENGINEERING — 0.23%
CTCI Corp.[b]	3,996,000	6,929,749

		6,929,749
CONSTRUCTION MATERIALS — 1.62%
Asia Cement Corp.[b]	13,735,644	17,887,876
Taiwan Cement Corp.	20,979,504	31,204,611

		49,092,487
DIVERSIFIED FINANCIAL SERVICES — 2.46%
Chailease Holding Co. Ltd.[b]	4,995,400	12,544,517
Fubon Financial Holding Co. Ltd.	42,957,515	61,817,104

		74,361,621
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.73%
Asia Pacific Telecom Co. Ltd.[b]	9,990,000	5,930,266
Chunghwa Telecom Co. Ltd.	23,975,648	76,759,174

		82,689,440
ELECTRICAL EQUIPMENT — 0.67%
Teco Electric and Machinery Co. Ltd.	11,561,092	12,954,685
Walsin Lihwa Corp.[a]	21,978,069	7,366,213
Ya Hsin Industrial Co. Ltd.[a,c]	6,845,461	2

		20,320,900
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 14.51%
AU Optronics Corp.[a,b]	55,944,830	21,362,602
Cheng Uei Precision Industry Co. Ltd.	1,173,761	2,246,882
Delta Electronics Inc.	11,669,180	75,886,348
Hon Hai Precision Industry Co. Ltd.	70,929,388	218,568,156
Innolux Corp.[a,b]	45,954,869	18,160,951
Largan Precision Co. Ltd.	641,794	41,950,818
Pacific Electric Wire & Cable Co. Ltd.[a,c]	197	—
Simplo Technology Co. Ltd.[b]	1,892,835	9,973,752
Synnex Technology International Corp.[b]	7,992,538	12,940,845
TPK Holding Co. Ltd.	1,487,466	12,054,301
Unimicron Technology Corp.	8,520,794	7,828,713
WPG Holdings Co. Ltd.	8,991,744	12,534,555
Zhen Ding Technology Holding Ltd.[b]	1,824,072	5,742,522

		439,250,445

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.99%
President Chain Store Corp.	3,640,215	$30,106,996

		30,106,996
FOOD PRODUCTS — 1.80%
Standard Foods Corp.[b]	1,998,458	5,505,082
Uni-President Enterprises Co.	27,972,159	48,974,949

		54,480,031
HOTELS, RESTAURANTS & LEISURE — 0.08%
Formosa International Hotels Corp.	215,622	2,541,975

		2,541,975
INDUSTRIAL CONGLOMERATES — 0.68%
Far Eastern New Century Corp.	19,980,431	20,656,429

		20,656,429
INSURANCE — 3.52%
Cathay Financial Holding Co. Ltd.	49,857,603	76,319,020
China Life Insurance Co. Ltd.	15,984,049	15,085,578
Shin Kong Financial Holding Co. Ltd.[b]	47,952,898	15,224,411

		106,629,009
LEISURE EQUIPMENT & PRODUCTS — 0.80%
Giant Manufacturing Co. Ltd.[b]	1,943,590	15,394,194
Merida Industry Co. Ltd.[b]	1,259,000	8,733,288

		24,127,482
MACHINERY — 0.41%
Hiwin Technologies Corp.[b]	1,207,919	12,407,299

		12,407,299
MARINE — 0.53%
Evergreen Marine Corp. Ltd.[a]	10,989,766	6,303,846
U-Ming Marine Transport Corp.	2,997,800	5,048,737
Wan Hai Lines Ltd.	1,841,854	896,802
Yang Ming Marine Transport Corp.[a]	8,991,635	3,808,300

		16,057,685
METALS & MINING — 2.08%
China Steel Corp.[b]	73,926,958	60,649,419
Feng Hsin Iron & Steel Co. Ltd.	1,516,050	2,179,112

		62,828,531
MULTILINE RETAIL — 0.18%
Far Eastern Department Stores Ltd.	5,994,212	5,567,318

		5,567,318

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.56%
Formosa Petrochemical Corp.[b]	6,993,950	$17,096,815

		17,096,815
PHARMACEUTICALS — 0.08%
ScinoPharm Taiwan Ltd.[b]	999,720	2,393,820

		2,393,820
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.51%
Farglory Land Development Co. Ltd.	1,998,270	3,332,061
Highwealth Construction Corp.[b]	1,998,200	4,658,057
Ruentex Development Co. Ltd.[b]	3,996,487	7,330,436

		15,320,554
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 32.40%
Advanced Semiconductor Engineering Inc.[b]	39,960,448	50,641,044
Epistar Corp.[b]	4,995,047	11,327,581
Hermes Microvision Inc.	252,000	10,084,874
Kinsus Interconnect Technology Corp.	1,789,043	8,173,914
MediaTek Inc.	8,991,175	146,027,321
Novatek Microelectronics Corp. Ltd.[b]	3,545,544	18,150,139
Phison Electronics Corp.[b]	896,698	6,578,965
Powertech Technology Inc.[b]	3,996,036	7,716,079
Radiant Opto-Electronics Corp.[b]	2,896,583	11,881,733
Realtek Semiconductor Corp.[b]	2,885,063	8,899,913
Siliconware Precision Industries Co. Ltd.	18,668,214	29,883,586
Taiwan Semiconductor Manufacturing Co. Ltd.	156,605,882	624,115,086
Transcend Information Inc.	999,905	3,634,745
United Microelectronics Corp.[b]	76,923,501	36,043,261
Vanguard International Semiconductor Corp.[b]	4,995,000	7,745,994

		980,904,235
SPECIALTY RETAIL — 0.62%
Hotai Motor Co. Ltd.[b]	1,596,000	18,629,004

		18,629,004
TEXTILES, APPAREL & LUXURY GOODS — 1.23%
Eclat Textile Co. Ltd.	999,000	10,327,992
Formosa Taffeta Co. Ltd.[b]	4,730,515	5,198,195
Pou Chen Corp.	12,987,103	14,336,033
Ruentex Industries Ltd.	2,997,262	7,396,821

		37,259,041
WIRELESS TELECOMMUNICATION SERVICES — 1.91%
Far EasTone Telecommunications Co. Ltd.	9,990,259	22,688,854
Taiwan Mobile Co. Ltd.	10,632,609	35,069,118

		57,757,972

TOTAL COMMON STOCKS
(Cost: $1,680,031,782)		3,016,767,048

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.42%

MONEY MARKET FUNDS — 6.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	178,464,518	$178,464,518
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	10,385,672	10,385,672
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,549,745	5,549,745

		194,399,935

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,399,935)		194,399,935

TOTAL INVESTMENTS IN SECURITIES — 106.07%
(Cost: $1,874,431,717)		3,211,166,983
Other Assets, Less Liabilities — (6.07)%		(183,890,125)

NET ASSETS — 100.00%		$3,027,276,858

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
75	MSCI Taiwan Index (Jun. 2014)	Singapore	$2,432,250	$5,771

See accompanying notes to schedules of investments.

151

Schedule of Investments  (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.65%

AIRLINES — 0.47%
Nok Airlines PCL NVDR	617,000	$330,771
Thai Airways International PCL NVDR[a]	4,274,266	1,939,889

		2,270,660
AUTO COMPONENTS — 0.60%
Somboon Advance Technology PCL NVDR	1,807,525	957,994
Sri Trang Agro-Industry PCL NVDR	4,575,271	1,978,947

		2,936,941
BUILDING PRODUCTS — 0.45%
Diamond Building Products PCL NVDR	1,707,800	319,920
Dynasty Ceramic PCL NVDR	1,104,000	1,866,342

		2,186,262
CAPITAL MARKETS — 0.07%
Asia Plus Securities PCL NVDR	3,124,000	329,243

		329,243
CHEMICALS — 4.40%
Indorama Ventures PCL NVDR	7,452,110	5,674,771
PTT Global Chemical PCL NVDR	6,819,807	14,281,503
Siam Gas and Petrochemicals PCL NVDR	2,858,000	1,479,927

		21,436,201
COMMERCIAL BANKS — 25.87%
Bangkok Bank PCL Foreign	1,695,800	9,555,985
Bangkok Bank PCL NVDR[b]	2,213,700	12,474,398
Kasikornbank PCL Foreign	5,030,100	28,651,499
Kasikornbank PCL NVDR	2,818,400	16,096,558
Kiatnakin Bank PCL NVDR	2,248,273	2,927,617
Krung Thai Bank PCL NVDR	16,692,800	9,609,928
LH Financial Group PCL NVDR	33,346,061	1,645,465
Siam Commercial Bank PCL NVDR	7,417,500	35,923,926
Thanachart Capital PCL NVDR	3,535,400	3,661,395
TISCO Financial Group PCL NVDR	2,380,510	2,846,026
TMB Bank PCL NVDR	39,294,800	2,752,910

		126,145,707
CONSTRUCTION & ENGINEERING — 1.50%
CH. Karnchang PCL NVDR	3,190,800	2,147,934
Italian-Thai Development PCL NVDR[a]	11,809,748	1,669,121
Sino-Thai Engineering & Construction PCL NVDR	4,263,728	2,857,204
Sriracha Construction PCL NVDR	310,500	338,117
Toyo-Thai Corp. PCL	262,300	317,588

		7,329,964
CONSTRUCTION MATERIALS — 4.64%
Siam Cement PCL (The) Foreign	1,232,000	15,611,087
Siam Cement PCL (The) NVDR[b]	421,800	5,370,466

Security	Shares	Value

TPI Polene PCL NVDR	4,246,200	$1,655,540

		22,637,093
CONSUMER FINANCE — 0.08%
Krungthai Card PCL NVDR	284,800	368,687

		368,687
CONTAINERS & PACKAGING — 0.22%
Polyplex PCL NVDR	3,521,850	1,072,754

		1,072,754
DISTRIBUTORS — 0.33%
Energy Earth PCL NVDR	7,357,400	1,254,993
Jaymart PCL NVDR	770,300	340,218

		1,595,211
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.24%
Jasmine International PCL NVDR[b]	18,647,168	4,487,134
Samart Telcoms PCL NVDR	679,000	314,371
Thaicom PCL NVDR	1,379,100	1,638,285
True Corp. PCL NVDR[a,b]	20,755,000	4,488,593

		10,928,383
ELECTRICAL EQUIPMENT — 0.08%
Gunkul Engineering PCL NVDR	894,066	367,648

		367,648
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.79%
Cal-Comp Electronics (Thailand) PCL NVDR	18,983,412	1,561,231
Delta Electronics (Thailand) PCL NVDR	2,775,344	4,818,599
Hana Microelectronics PCL NVDR	3,625,500	3,809,922
KCE Electronics PCL NVDR	473,300	555,043
Loxley PCL NVDR	2,690,205	327,774
Samart Corp. PCL NVDR	3,401,037	2,061,549
SVI PCL NVDR	3,682,815	491,341

		13,625,459
FOOD & STAPLES RETAILING — 5.34%
CP All PCL NVDR	18,767,900	26,010,949

		26,010,949
FOOD PRODUCTS — 3.39%
Charoen Pokphand Foods PCL NVDR	12,876,100	10,883,697
GFPT PCL NVDR	4,527,700	1,861,832
Khon Kaen Sugar Industry PCL NVDR	4,069,600	1,698,249
Thai Vegetable Oil PCL NVDR	2,983,253	2,062,743

		16,506,521
HEALTH CARE PROVIDERS & SERVICES — 3.21%
Bangkok Chain Hospital PCL NVDR	6,589,825	1,575,697
Bangkok Dusit Medical Services PCL NVDR	12,665,600	6,404,172
Bumrungrad Hospital PCL NVDR	1,855,576	6,443,365
Chularat Hospital PCL NVDR	887,500	337,915

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2014

Security	Shares	Value

Vibhavadi Medical Center PCL NVDR	2,043,960	$902,754

		15,663,903
HOTELS, RESTAURANTS & LEISURE — 1.77%
Central Plaza Hotel PCL NVDR	3,083,600	3,029,123
Erawan Group PCL (The) NVDR	2,642,500	331,620
Minor International PCL NVDR	6,259,500	4,957,265
MK Restaurants Group PCL NVDR[b]	191,700	332,833

		8,650,841
HOUSEHOLD PRODUCTS — 0.06%
DSG International Thailand PCL	1,184,180	312,006

		312,006
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.45%
CK Power PCL NVDR[a]	817,300	328,613
Glow Energy PCL NVDR	2,620,700	6,366,153
SPCG PCL NVDR[a]	486,600	367,581

		7,062,347
INSURANCE — 0.07%
Thai Reinsurance PCL NVDR[a]	3,327,200	344,577

		344,577
INTERNET & CATALOG RETAIL — 0.09%
OfficeMate PCL NVDR	283,500	440,405

		440,405
MACHINERY — 0.06%
Bjc Heavy Industries PCL NVDR	260,700	313,666

		313,666
MARINE — 1.02%
Precious Shipping PCL NVDR	2,549,900	1,999,998
Thoresen Thai Agencies PCL NVDR[a]	4,672,806	2,960,535

		4,960,533
MEDIA — 2.24%
BEC World PCL NVDR	4,797,600	7,160,597
GMM Grammy PCL NVDR[a]	88,912	39,811
Major Cineplex Group PCL NVDR	3,353,000	1,766,887
MCOT PCL NVDR	1,213,800	961,279
RS PCL NVDR	1,272,800	333,417
VGI Global Media PCL NVDR[b]	1,718,220	659,445

		10,921,436
METALS & MINING — 0.73%
G J Steel PCL NVDR[a]	526,252,700	961,778
STP & I PCL NVDR	3,384,400	2,257,641
Univentures PCL NVDR	1,283,500	326,446

		3,545,865

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 16.87%
Bangchak Petroleum PCL NVDR	2,352,900	$2,150,076
Banpu PCL NVDR	5,739,000	5,069,479
Energy Absolute PCL NVDR	1,850,700	834,309
Esso (Thailand) PCL NVDR[a]	7,571,000	1,372,143
IRPC PCL NVDR	51,600,100	5,563,946
PTT Exploration & Production PCL NVDR	5,972,184	27,923,553
PTT PCL NVDR	3,712,600	33,247,164
Thai Oil PCL NVDR	3,999,900	6,061,378

		82,222,048
PHARMACEUTICALS — 0.07%
Mega Lifesciences PCL NVDR	483,100	326,677

		326,677
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.09%
Amata Corp. PCL NVDR	3,882,400	1,892,123
Ananda Development PCL NVDR	5,209,000	349,065
AP (Thailand) PCL NVDR	7,368,460	1,223,214
Asset Corp. PCL NVDR	12,090,237	1,222,650
Bangkok Land PCL NVDR	51,145,000	2,508,177
Central Pattana PCL NVDR	5,715,700	8,182,696
Country Group Development PCL NVDR[a]	8,989,400	336,794
Golden Land Property Development PCL NVDR[a]	1,597,600	428,233
Hemaraj Land and Development PCL NVDR	27,337,300	2,931,078
LPN Development PCL NVDR	3,399,847	1,667,302
MBK PCL NVDR	712,900	310,523
Natural Park PCL NVDR[a]	204,959,300	374,583
Pruksa Real Estate PCL NVDR	4,139,080	3,183,423
Quality Houses PCL NVDR	25,648,041	2,640,584
Rojana Industrial Park PCL NVDR	1,545,644	331,916
Sansiri PCL NVDR	21,626,728	1,231,860
Siam Future Development PCL NVDR	6,222,173	1,023,446
Supalai PCL NVDR	3,956,600	2,374,201
Thai Factory Development PCL NVDR	1,693,700	340,494
Ticon Industrial Connection PCL NVDR	3,440,593	1,592,964
WHA Corp. PCL NVDR	518,002	437,848

		34,583,174
ROAD & RAIL — 1.08%
BTS Group Holdings PCL NVDR	20,409,800	5,253,208

		5,253,208
SOFTWARE — 0.07%
Mono Technology PCL NVDR	1,463,500	343,252

		343,252
SPECIALTY RETAIL — 1.17%
Home Product Center PCL NVDR[b]	12,739,808	3,647,706
Siam Global House PCL NVDR[b]	4,923,604	2,039,629

		5,687,335
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
MC Group PLC NVDR	649,600	362,098

		362,098

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2014

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 3.00%
Airports of Thailand PCL NVDR	1,853,800	$10,587,496
Bangkok Aviation Fuel PCL NVDR	698,800	723,704
Bangkok Expressway PCL NVDR	2,396,300	2,536,443
Bangkok Metro PCL NVDR[a]	14,707,441	474,867
Namyong Terminal PCL NVDR	569,300	313,870

		14,636,380
WATER UTILITIES — 0.63%
Eastern Water Resources and Management PCL NVDR	966,700	320,957
TTW PCL NVDR	8,699,466	2,755,847

		3,076,804
WIRELESS TELECOMMUNICATION SERVICES — 6.43%
Advanced Information Service PCL NVDR	4,496,219	31,362,600

		31,362,600

TOTAL COMMON STOCKS
(Cost: $577,055,340)		485,816,838

RIGHTS — 0.00%

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
Ticon Industrial Connection PCL NVDR[a]	782,798	4,769

		4,769

TOTAL RIGHTS
(Cost: $0)		4,769

WARRANTS — 0.00%

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.00%
Loxley PCL NVDR (Expires 04/21/16)[a]	50,876	—

		—
MARINE — 0.00%
Thoresen Thai Agencies PCL NVDR (Expires 2/28/17)[a]	1	—

		—
METALS & MINING — 0.00%
G J Steel PCL NVDR (Expires 02/07/20)[a]	30	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.54%

MONEY MARKET FUNDS — 1.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	5,210,677	$5,210,677
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	303,233	303,233
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,956,236	1,956,236

		7,470,146

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,470,146)		7,470,146

TOTAL INVESTMENTS IN SECURITIES — 101.19%
(Cost: $584,525,486)		493,291,753
Other Assets, Less Liabilities — (1.19)%		(5,777,361)

NET ASSETS — 100.00%		$487,514,392

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

154

Schedule of Investments  (Unaudited)

iSHARES® MSCI TURKEY ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AIRLINES — 2.29%
Turk Hava Yollari AO	3,970,645	$13,518,622

		13,518,622
AUTO COMPONENTS — 0.13%
Goodyear Lastikleri Turk AS	25,836	793,881

		793,881
AUTOMOBILES — 2.08%
Ford Otomotiv Sanayi ASa	504,915	6,702,625
Tofas Turk Otomobil Fabrikasi AS	899,335	5,582,731

		12,285,356
BEVERAGES — 5.63%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,490,760	18,686,109
Coca-Cola Icecek AS	548,990	14,588,527

		33,274,636
BUILDING PRODUCTS — 0.35%
Trakya Cam Sanayii AS	1,787,325	2,073,919

		2,073,919
CHEMICALS — 0.20%
Gubre Fabrikalari TAS[a]	602,771	1,157,072

		1,157,072
COMMERCIAL BANKS — 37.97%
Akbank TAS	12,948,005	50,575,246
Albaraka Turk Katilim Bankasi AS	1,941,919	1,567,111
Asya Katilim Bankasi ASa,b	3,516,767	2,686,862
Sekerbank TAS[a,b]	2,517,577	2,416,355
Tekstil Bankasi ASa,b	754,862	692,071
Turkiye Garanti Bankasi AS	16,616,685	67,841,017
Turkiye Halk Bankasi AS	4,495,855	34,993,046
Turkiye Is Bankasi AS Class C	11,329,530	32,297,438
Turkiye Sinai Kalkinma Bankasi ASa	4,315,912	3,544,727
Turkiye Vakiflar Bankasi TAO Class Da	5,394,985	13,035,347
Yapi ve Kredi Bankasi ASa	6,253,936	14,603,069

		224,252,289
COMMUNICATIONS EQUIPMENT — 0.11%
Nortel Networks Netas Telekomunikasyon ASa	185,567	619,384

		619,384
CONSTRUCTION & ENGINEERING — 0.36%
Tekfen Holding ASa	798,324	2,119,512

		2,119,512

Security	Shares	Value

CONSTRUCTION MATERIALS — 1.43%
Adana Cimento Sanayii TAS Class Aa	412,321	$836,771
Akcansa Cimento Sanayi ve TAS[a]	344,219	2,128,563
Baticim Bati Anodolu Cimento Sanayii ASb	373,975	1,216,106
Cimsa Cimento Sanayi ve TAS	388,704	2,496,451
Konya Cimento Sanayii AS	6,916	932,943
Mardin Cimento Sanayii ve TAS	352,458	816,265

		8,427,099
CONTAINERS & PACKAGING — 0.23%
Anadolu Cam Sanayii AS	746,141	648,446
Kartonsan Karton Sanayi ve TAS	6,156	727,538

		1,375,984
DISTRIBUTORS — 0.28%
Dogus Otomotiv Servis ve TAS	395,686	1,630,585

		1,630,585
DIVERSIFIED FINANCIAL SERVICES — 5.45%
Haci Omer Sabanci Holding AS	6,604,690	32,168,770

		32,168,770
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.85%
Turk Telekomunikasyon ASa	3,776,305	10,945,550

		10,945,550
FOOD & STAPLES RETAILING — 5.93%
BIM Birlesik Magazalar AS	1,528,890	33,619,227
Bizim Toptan Satis Magazalari ASa	158,272	1,428,393

		35,047,620
FOOD PRODUCTS — 1.77%
Pinar Sut Mamulleri Sanayii AS	131,019	1,072,952
Ulker Biskuvi Sanayi AS	1,107,205	9,358,002

		10,430,954
GAS UTILITIES — 0.00%
Aygaz AS	1	4

		4
HEALTH CARE PROVIDERS & SERVICES — 0.14%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	893,439	827,653

		827,653
HOTELS, RESTAURANTS & LEISURE — 0.13%
Net Holding ASa	657,538	753,553

		753,553
HOUSEHOLD DURABLES — 1.94%
Arcelik AS	1,701,295	10,723,471

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2014

Security	Shares	Value

Vestel Elektronik Sanayi ve TAS[b]	603,058	$740,073

		11,463,544
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.52%
Akenerji Elektrik Uretim ASa,b	1,570,512	877,423
Aksa Enerji Uretim ASb	1,102,285	1,563,264
Zorlu Enerji Elektrik Uretim ASa,b	1,078,714	612,964

		3,053,651
INDUSTRIAL CONGLOMERATES — 7.82%
Akfen Holding ASa	630,035	1,365,848
Alarko Holding AS	483,677	1,177,897
Dogan Sirketler Grubu Holding ASa,b	6,167,167	2,503,148
Enka Insaat ve Sanayi AS	3,366,458	9,371,813
KOC Holding AS	4,560,430	22,538,656
Kombassan Holdings ASb	1,167,065	1,705,290
Turkiye Sise ve Cam Fabrikalari AS	3,954,860	5,495,484
Yazicilar Holding AS	230,236	2,006,402

		46,164,538
INSURANCE — 0.52%
Aksigorta AS	658,577	996,891
Anadolu Anonim Turk Sigorta Sirketi[b]	1,438,330	940,938
Anadolu Hayat Emeklilik ASa	501,285	1,146,574

		3,084,403
MACHINERY — 0.28%
Otokar Otomotiv ve Savunma Sanayi ASa	60,481	1,638,954

		1,638,954
MEDIA — 0.46%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret ASa,b	779,661	752,037
Dogan Yayin Holding ASa,b	3,493,090	783,952
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASa,b	45,023	705,164
Galatasaray Sportif Sinai ve Ticari Yatirimlar ASa,b	46,664	502,470

		2,743,623
METALS & MINING — 4.81%
Borusan Mannesmann Boru Sanayi ve TAS[a]	304,889	995,818
Eregli Demir ve Celik Fabrikalari TAS	10,070,625	15,003,510
Izmir Demir Celik Sanayi ASa,b	672,086	927,480
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ab	959,731	1,333,596
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Bb	397,591	615,125
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	4,933,735	3,934,360
Koza Altin Isletmeleri AS	329,245	3,285,847
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	1,256,146	1,463,564
Park Elektrik Uretim Madencilik Sanayi ve TAS[a,b]	375,355	829,861

		28,389,161
MULTILINE RETAIL — 0.12%
Boyner Buyuk Magazacilik ASa,b	266,852	733,964

		733,964
OIL, GAS & CONSUMABLE FUELS — 3.97%
Ipek Dogal Enerji Kaynaklari ve Uretim ASa,b	750,220	934,999

Security	Shares	Value

Turcas Petrolculuk ASa	488,414	$587,720
Turkiye Petrol Rafinerileri AS	900,770	21,936,429

		23,459,148
PHARMACEUTICALS — 0.21%
EIS Eczacibasi Ilac Sanayi ve TAS	1,182,578	1,259,263

		1,259,263
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.23%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	147,705	1,177,860
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	397,762	923,084
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,667,350	17,490,449
Halk Gayrimenkul Yatrm Ortakligi AS	1,211,140	653,514
Is Gayrimenkul Yatirim Ortakligi AS	2,202,075	1,345,934
Sinpas Gayrimenkul Yatirim Ortakligi AS	1,717,973	730,110
Torunlar Gayrimenkul Yatirim Ortakligi AS	899,009	1,433,812
Vakif Gayrimenkul Yatirim Ortakligi ASa	763,560	1,236,018

		24,990,781
TEXTILES, APPAREL & LUXURY GOODS — 0.31%
Aksa Akrilik Kimya Sanayii AS	532,219	1,839,970

		1,839,970
TRANSPORTATION INFRASTRUCTURE — 1.59%
TAV Havalimanlari Holding AS	1,176,085	9,378,579

		9,378,579
WIRELESS TELECOMMUNICATION SERVICES — 6.73%
Turkcell Iletisim Hizmetleri ASa,b	6,330,195	39,748,861

		39,748,861

TOTAL COMMON STOCKS
(Cost: $655,799,129)		589,650,883

SHORT-TERM INVESTMENTS — 6.53%

MONEY MARKET FUNDS — 6.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	36,315,056	36,315,056
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,113,340	2,113,340

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	150,515	$150,515

		38,578,911

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,578,911)		38,578,911

TOTAL INVESTMENTS IN SECURITIES — 106.37%
(Cost: $694,378,040)		628,229,794
Other Assets, Less Liabilities — (6.37)%		(37,611,971)

NET ASSETS — 100.00%		$590,617,823

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

157

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.12%

AEROSPACE & DEFENSE — 2.30%
BAE Systems PLC	4,654,791	$33,034,464
Cobham PLC	1,665,497	8,908,866
Meggitt PLC	1,166,464	9,479,582
Rolls-Royce Holdings PLC[a]	2,750,516	47,981,251

		99,404,163
AIR FREIGHT & LOGISTICS — 0.19%
Royal Mail PLC[a]	950,813	8,165,619

		8,165,619
AIRLINES — 0.14%
easyJet PLC	232,164	5,958,135

		5,958,135
AUTO COMPONENTS — 0.37%
GKN PLC	2,399,027	15,798,268

		15,798,268
BEVERAGES — 4.70%
Coca-Cola HBC AGa	293,053	6,744,105
Diageo PLC	3,673,500	118,243,989
SABMiller PLC	1,409,629	78,286,714

		203,274,808
CAPITAL MARKETS — 1.10%
3i Group PLC	1,421,456	10,297,711
Aberdeen Asset Management PLC	1,339,690	10,001,980
Hargreaves Lansdown PLC	346,914	7,093,321
ICAP PLC	805,492	5,398,968
Investec PLC	801,434	6,956,682
Schroders PLC	181,842	7,887,634

		47,636,296
CHEMICALS — 0.58%
Croda International PLC	198,620	8,771,985
Johnson Matthey PLC	299,751	16,149,543

		24,921,528
COMMERCIAL BANKS — 13.87%
Barclays PLC	23,917,984	99,093,594
HSBC Holdings PLC	27,547,055	290,728,725
Lloyds Banking Group PLC[a]	83,519,367	109,075,107
Royal Bank of Scotland Group PLC[a]	3,630,427	21,106,213
Standard Chartered PLC	3,550,765	79,957,698

		599,961,337
COMMERCIAL SERVICES & SUPPLIES — 0.81%
Aggreko PLC	374,568	10,473,463

Security	Shares	Value

Babcock International Group PLC	733,345	$14,933,138
G4S PLC	2,269,656	9,517,527

		34,924,128
CONTAINERS & PACKAGING — 0.24%
Rexam PLC	1,158,488	10,328,063

		10,328,063
DIVERSIFIED FINANCIAL SERVICES — 0.20%
London Stock Exchange Group PLC	257,774	8,465,953

		8,465,953
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.96%
BT Group PLC	11,571,582	77,056,149
Inmarsat PLC	622,982	7,643,880

		84,700,029
ELECTRIC UTILITIES — 0.85%
SSE PLC	1,413,523	36,892,367

		36,892,367
ENERGY EQUIPMENT & SERVICES — 0.39%
AMEC PLC	436,056	8,835,543
Petrofac Ltd.	379,738	8,038,360

		16,873,903
FOOD & STAPLES RETAILING — 1.88%
J Sainsbury PLC	1,808,462	10,498,688
Tesco PLC	11,843,559	60,302,667
Wm Morrison Supermarkets PLC	3,074,136	10,400,472

		81,201,827
FOOD PRODUCTS — 2.74%
Associated British Foods PLC	521,124	26,380,582
Tate & Lyle PLC	681,282	7,913,539
Unilever PLC	1,877,431	84,396,188

		118,690,309
HEALTH CARE EQUIPMENT & SUPPLIES — 0.53%
Smith & Nephew PLC	1,307,475	22,939,774

		22,939,774
HOTELS, RESTAURANTS & LEISURE — 2.33%
Carnival PLC	268,787	10,933,119
Compass Group PLC	2,615,879	43,680,034
InterContinental Hotels Group PLC	378,260	14,941,885
TUI Travel PLC	735,936	5,064,839
Whitbread PLC	265,533	18,644,115
William Hill PLC	1,268,700	7,567,366

		100,831,358

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2014

Security	Shares	Value

HOUSEHOLD DURABLES — 0.23%
Persimmon PLC[a]	445,728	$10,003,456

		10,003,456
HOUSEHOLD PRODUCTS — 1.87%
Reckitt Benckiser Group PLC	948,051	81,100,948

		81,100,948
INDUSTRIAL CONGLOMERATES — 0.30%
Smiths Group PLC	576,931	12,783,529

		12,783,529
INSURANCE — 5.66%
Admiral Group PLC	282,756	6,915,019
Aviva PLC	4,310,770	37,888,743
Direct Line Insurance Group PLC	2,194,184	9,322,498
Friends Life Group Ltd.	2,074,395	10,901,240
Legal & General Group PLC	8,655,842	33,422,482
Old Mutual PLC	7,163,816	24,272,798
Prudential PLC	3,745,619	87,047,075
RSA Insurance Group PLC	1,481,235	11,920,879
Standard Life PLC	3,476,583	23,325,805

		245,016,539
INTERNET & CATALOG RETAIL — 0.14%
ASOS PLC[a]	79,322	6,023,213

		6,023,213
MACHINERY — 0.73%
IMI PLC	398,821	10,683,338
Melrose Industries PLC	1,567,761	7,363,121
Weir Group PLC (The)	311,806	13,702,816

		31,749,275
MEDIA — 3.06%
British Sky Broadcasting Group PLC	1,497,939	22,173,431
ITV PLC	5,593,909	17,086,354
Pearson PLC	1,198,080	23,532,430
Reed Elsevier PLC	1,698,853	27,099,443
WPP PLC	1,968,309	42,490,895

		132,382,553
METALS & MINING — 8.04%
Anglo American PLC	2,039,522	49,861,003
Antofagasta PLC	576,840	7,629,237
BHP Billiton PLC	3,089,516	96,803,570
Fresnillo PLC	323,376	4,371,866
Glencore PLC[a]	15,538,808	84,278,078
Randgold Resources Ltd.	128,705	9,406,045
Rio Tinto PLC	1,860,738	95,412,378

		347,762,177

Security	Shares	Value

MULTI-UTILITIES — 2.85%
Centrica PLC	7,428,364	$41,815,682
National Grid PLC	5,456,713	81,460,144

		123,275,826
MULTILINE RETAIL — 1.00%
Marks & Spencer Group PLC	2,386,617	17,982,354
Next PLC	226,780	25,257,879

		43,240,233
OIL, GAS & CONSUMABLE FUELS — 16.63%
BG Group PLC	4,987,248	102,141,136
BP PLC	27,013,775	227,917,314
Royal Dutch Shell PLC Class A	5,701,928	224,279,010
Royal Dutch Shell PLC Class B	3,577,046	146,099,101
Tullow Oil PLC	1,331,380	18,825,809

		719,262,370
PHARMACEUTICALS — 8.61%
AstraZeneca PLC	1,844,529	132,528,204
GlaxoSmithKline PLC	7,107,347	190,863,510
Shire PLC	859,872	49,240,378

		372,632,092
PROFESSIONAL SERVICES — 1.26%
Capita PLC	964,184	17,903,239
Experian PLC	1,452,667	25,267,884
Intertek Group PLC	236,038	11,552,907

		54,724,030
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.42%
British Land Co. PLC	1,399,858	16,788,584
Hammerson PLC	1,042,826	10,390,163
Intu Properties PLC	1,282,078	6,774,060
Land Securities Group PLC	1,153,635	20,666,348
SEGRO PLC	1,085,699	6,728,960

		61,348,115
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.74%
ARM Holdings PLC	2,060,936	31,803,608

		31,803,608
SOFTWARE — 0.25%
Sage Group PLC (The)	1,605,391	11,035,114

		11,035,114
SPECIALTY RETAIL — 0.65%
Kingfisher PLC	3,476,050	22,855,785
Sports Direct International PLC[a]	393,943	5,197,041

		28,052,826

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.39%
Burberry Group PLC	648,915	$16,686,068

		16,686,068
TOBACCO — 5.32%
British American Tobacco PLC	2,759,654	166,663,886
Imperial Tobacco Group PLC	1,408,240	63,588,091

		230,251,977
TRADING COMPANIES & DISTRIBUTORS — 1.05%
Bunzl PLC	487,959	13,684,964
Travis Perkins PLC	361,177	10,195,963
Wolseley PLC	388,850	21,686,917

		45,567,844
WATER UTILITIES — 0.60%
Severn Trent PLC	349,517	11,537,652
United Utilities Group PLC	997,459	14,522,415

		26,060,067
WIRELESS TELECOMMUNICATION SERVICES — 3.14%
Vodafone Group PLC	38,673,607	135,901,034

		135,901,034

TOTAL COMMON STOCKS
(Cost: $3,919,265,400)		4,287,630,759

PREFERRED STOCKS — 0.01%

AEROSPACE & DEFENSE — 0.01%
Rolls-Royce Holdings PLC	368,774,834	618,565

		618,565

TOTAL PREFERRED STOCKS
(Cost: $618,730)		618,565

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	734,021	$734,021

		734,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $734,021)		734,021

TOTAL INVESTMENTS IN SECURITIES — 99.15%
(Cost: $3,920,618,151)		4,288,983,345
Other Assets, Less Liabilities — 0.85%		36,589,447

NET ASSETS — 100.00%		$4,325,572,792

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Financial futures contracts purchased as of May 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
311	FTSE 100 Index (Jun. 2014)	NYSE Liffe London	$35,590,000	$1,212,236

See accompanying notes to schedules of investments.

160

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.69%
B/E Aerospace Inc.[a]	421	$40,732
Boeing Co. (The)	2,905	392,901
General Dynamics Corp.	1,197	141,390
Honeywell International Inc.	3,065	285,505
L-3 Communications Holdings Inc.	353	42,773
Lockheed Martin Corp.	1,124	183,943
Northrop Grumman Corp.	847	102,953
Precision Castparts Corp.	598	151,282
Raytheon Co.	1,294	126,255
Rockwell Collins Inc.	501	39,599
Textron Inc.	1,189	46,632
TransDigm Group Inc.	208	39,252
United Technologies Corp.	3,577	415,719

		2,008,936
AIR FREIGHT & LOGISTICS — 0.74%
C.H. Robinson Worldwide Inc.	611	36,574
Expeditors International of Washington Inc.	833	37,910
FedEx Corp.	1,220	175,875
United Parcel Service Inc. Class B	2,927	304,057

		554,416
AIRLINES — 0.13%
American Airlines Group Inc.[a]	741	29,758
Delta Air Lines Inc.	874	34,881
Southwest Airlines Co.	722	19,097
United Continental Holdings Inc.[a]	372	16,506

		100,242
AUTO COMPONENTS — 0.48%
Autoliv Inc.	398	42,188
BorgWarner Inc.	938	58,991
Delphi Automotive PLC	1,236	85,358
Johnson Controls Inc.	2,732	132,119
TRW Automotive Holdings Corp.[a]	477	40,483

		359,139
AUTOMOBILES — 0.76%
Ford Motor Co.	15,138	248,869
General Motors Co.	5,233	180,957
Harley-Davidson Inc.	905	64,472
Tesla Motors Inc.[a,b]	359	74,589

		568,887
BEVERAGES — 2.01%
Brown-Forman Corp. Class B NVS	495	45,872
Coca-Cola Co. (The)	16,315	667,447
Coca-Cola Enterprises Inc.	999	45,594
Constellation Brands Inc. Class Aa	683	57,461
Dr Pepper Snapple Group Inc.	812	46,852
Molson Coors Brewing Co. Class B NVS	631	41,476

Security	Shares	Value

Monster Beverage Corp.[a]	593	$41,142
PepsiCo Inc.	6,263	553,211

		1,499,055
BIOTECHNOLOGY — 2.42%
Alexion Pharmaceuticals Inc.[a]	814	135,385
Amgen Inc.	3,106	360,265
Biogen Idec Inc.[a]	973	310,747
BioMarin Pharmaceutical Inc.[a]	591	34,254
Celgene Corp.[a]	1,671	255,713
Gilead Sciences Inc.[a]	6,329	513,978
Pharmacyclics Inc.[a]	272	24,162
Regeneron Pharmaceuticals Inc.[a]	322	98,841
Vertex Pharmaceuticals Inc.[a]	966	69,803

		1,803,148
BUILDING PRODUCTS — 0.04%
Masco Corp.	1,435	30,566

		30,566
CAPITAL MARKETS — 2.13%
Affiliated Managers Group Inc.[a]	218	41,115
Ameriprise Financial Inc.	785	88,399
Bank of New York Mellon Corp. (The)	4,669	161,361
BlackRock Inc.[c]	551	168,000
Charles Schwab Corp. (The)	4,809	121,235
Eaton Vance Corp. NVS	508	18,872
Franklin Resources Inc.	1,673	92,366
Goldman Sachs Group Inc. (The)	1,770	282,864
Invesco Ltd.	1,782	65,399
Legg Mason Inc.	446	21,783
Morgan Stanley	6,097	188,153
Northern Trust Corp.	927	55,991
Raymond James Financial Inc.	520	25,168
SEI Investments Co.	616	20,285
State Street Corp.	1,776	115,919
T. Rowe Price Group Inc.	1,079	87,971
TD Ameritrade Holding Corp.	1,133	34,375

		1,589,256
CHEMICALS — 2.67%
Air Products and Chemicals Inc.	871	104,494
Airgas Inc.	274	29,132
Albemarle Corp.	327	22,625
Ashland Inc.	304	31,312
Celanese Corp. Series A	646	40,504
CF Industries Holdings Inc.	228	55,475
Dow Chemical Co. (The)	5,002	260,704
E.I. du Pont de Nemours and Co.	3,816	264,487
Eastman Chemical Co.	627	55,339
Ecolab Inc.	1,114	121,638
FMC Corp.	558	42,720
International Flavors & Fragrances Inc.	334	33,153
LyondellBasell Industries NV Class A	1,911	190,278
Monsanto Co.	2,159	263,074
Mosaic Co. (The)	1,330	66,487
PPG Industries Inc.	570	114,918
Praxair Inc.	1,210	160,010
Sherwin-Williams Co. (The)	351	71,818

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2014

Security	Shares	Value

Sigma-Aldrich Corp.	494	$48,674
Westlake Chemical Corp.	192	15,523

		1,992,365
COMMERCIAL BANKS — 5.63%
Bank of America Corp.	43,482	658,318
BB&T Corp.	2,922	110,802
CIT Group Inc.	796	35,406
Citigroup Inc.	12,493	594,292
Comerica Inc.	742	35,594
Fifth Third Bancorp	3,503	72,477
First Republic Bank	519	26,396
J.P. Morgan Chase & Co.	15,581	865,836
KeyCorp	3,623	49,599
M&T Bank Corp.[b]	481	58,379
PNC Financial Services Group Inc. (The)[c]	2,197	187,338
Regions Financial Corp.	5,804	59,143
SunTrust Banks Inc.	2,200	84,304
U.S. Bancorp	7,499	316,383
Wells Fargo & Co.	20,564	1,044,240

		4,198,507
COMMERCIAL SERVICES & SUPPLIES — 0.42%
ADT Corp. (The)	780	25,116
Cintas Corp.	404	25,096
Iron Mountain Inc.	616	19,182
Republic Services Inc.	1,170	41,418
Stericycle Inc.[a]	353	40,373
Tyco International Ltd.	1,894	82,654
Waste Management Inc.	1,817	81,184

		315,023
COMMUNICATIONS EQUIPMENT — 1.69%
Cisco Systems Inc.	21,195	521,821
F5 Networks Inc.[a]	310	33,650
Harris Corp.	439	33,913
Juniper Networks Inc.[a]	2,035	49,776
Motorola Solutions Inc.	939	63,307
QUALCOMM Inc.	6,957	559,691

		1,262,158
COMPUTERS & PERIPHERALS — 4.15%
Apple Inc.	3,670	2,323,110
EMC Corp.	8,334	221,351
Hewlett-Packard Co.	7,826	262,171
NetApp Inc.	1,363	50,445
SanDisk Corp.	928	89,673
Seagate Technology PLC	1,339	71,944
Western Digital Corp.	923	81,085

		3,099,779
CONSTRUCTION & ENGINEERING — 0.21%
Chicago Bridge & Iron Co. NV	389	31,665
Fluor Corp.	668	50,153
Jacobs Engineering Group Inc.[a]	542	29,848
KBR Inc.	616	14,963

Security	Shares	Value

Quanta Services Inc.[a]	874	$29,672

		156,301
CONSTRUCTION MATERIALS — 0.08%
Martin Marietta Materials Inc.	190	23,332
Vulcan Materials Co.	537	32,741

		56,073
CONSUMER FINANCE — 0.92%
American Express Co.	3,935	360,052
Capital One Financial Corp.	2,356	185,865
Discover Financial Services	1,937	114,535
Navient Corp.[a]	1,820	28,756

		689,208
CONTAINERS & PACKAGING — 0.25%
Avery Dennison Corp.	395	20,027
Ball Corp.	540	32,594
Crown Holdings Inc.[a]	557	27,210
MeadWestvaco Corp.	699	28,365
Owens-Illinois Inc.[a]	653	21,699
Rock-Tenn Co. Class A	303	30,612
Sealed Air Corp.	788	25,949

		186,456
DISTRIBUTORS — 0.12%
Genuine Parts Co.	640	55,251
LKQ Corp.[a]	1,228	34,065

		89,316
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	1,145	34,098

		34,098
DIVERSIFIED FINANCIAL SERVICES — 1.35%
Berkshire Hathaway Inc. Class Ba	4,609	591,519
CME Group Inc.	1,309	94,248
IntercontinentalExchange Group Inc.	473	92,897
Leucadia National Corp.	1,297	33,268
McGraw Hill Financial Inc.	1,115	91,174
Moody’s Corp.	791	67,662
NASDAQ OMX Group Inc. (The)	491	18,609
Voya Financial Inc.	576	20,621

		1,009,998
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.39%
AT&T Inc.	21,423	759,874
CenturyLink Inc.	2,378	89,579
Frontier Communications Corp.	4,228	24,480
Level 3 Communications Inc.[a]	726	31,690
Verizon Communications Inc.	17,039	851,269
Windstream Holdings Inc.	2,500	23,925

		1,780,817

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 1.68%
American Electric Power Co. Inc.	2,007	$107,073
Duke Energy Corp.	2,907	206,630
Edison International	1,260	69,476
Entergy Corp.	723	54,529
Exelon Corp.	3,528	129,936
FirstEnergy Corp.	1,696	57,359
NextEra Energy Inc.	1,791	174,372
Northeast Utilities	1,321	59,973
OGE Energy Corp.	794	29,164
Pepco Holdings Inc.	1,038	28,753
Pinnacle West Capital Corp.	442	24,496
PPL Corp.	2,595	91,058
Southern Co. (The)	3,653	159,928
Xcel Energy Inc.	2,050	63,058

		1,255,805
ELECTRICAL EQUIPMENT — 0.65%
AMETEK Inc.	1,013	53,770
Eaton Corp. PLC	1,956	144,138
Emerson Electric Co.	2,892	192,983
Rockwell Automation Inc.	568	68,773
Sensata Technologies Holding NVa	658	28,222

		487,886
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.56%
Amphenol Corp. Class A	641	61,408
Arrow Electronics Inc.[a]	410	23,657
Avnet Inc.	561	24,443
Corning Inc.	5,727	121,985
Flextronics International Ltd.[a]	2,433	24,743
FLIR Systems Inc.	593	20,702
TE Connectivity Ltd.	1,688	100,368
Trimble Navigation Ltd.[a]	1,098	39,605

		416,911
ENERGY EQUIPMENT & SERVICES — 2.02%
Baker Hughes Inc.	1,798	126,795
Cameron International Corp.[a]	892	57,044
Core Laboratories NV	185	29,572
Diamond Offshore Drilling Inc.[b]	291	14,859
Ensco PLC Class A	964	50,764
FMC Technologies Inc.[a]	971	56,376
Halliburton Co.	3,500	226,240
Helmerich & Payne Inc.	452	49,697
Nabors Industries Ltd.	1,093	28,669
National Oilwell Varco Inc.	1,814	148,512
Nobel Corp. PLC	1,062	33,411
Oceaneering International Inc.	445	32,062
Schlumberger Ltd.	5,374	559,111
Superior Energy Services Inc.	668	22,171
Weatherford International Ltd.[a]	3,158	68,497

		1,503,780
FOOD & STAPLES RETAILING — 2.21%
Costco Wholesale Corp.	1,809	209,880
CVS Caremark Corp.	4,865	381,027
Kroger Co. (The)	2,019	96,387

Security	Shares	Value

Safeway Inc.	948	$32,554
Sysco Corp.	2,406	90,297
Wal-Mart Stores Inc.	6,657	511,058
Walgreen Co.	3,713	267,002
Whole Foods Market Inc.	1,486	56,825

		1,645,030
FOOD PRODUCTS — 1.66%
Archer-Daniels-Midland Co.	2,708	121,698
Bunge Ltd.	601	46,704
Campbell Soup Co.	853	39,153
ConAgra Foods Inc.	1,730	55,879
General Mills Inc.	2,569	141,115
Hershey Co. (The)	633	61,616
Hormel Foods Corp.	594	29,231
J.M. Smucker Co. (The)	427	43,810
Kellogg Co.	1,081	74,567
Keurig Green Mountain Inc.	511	57,631
Kraft Foods Group Inc.	2,453	145,855
McCormick & Co. Inc. NVS	491	35,504
Mead Johnson Nutrition Co. Class A	830	74,260
Mondelez International Inc. Class A	6,989	262,926
Tyson Foods Inc. Class A	1,112	47,216

		1,237,165
HEALTH CARE EQUIPMENT & SUPPLIES — 2.05%
Abbott Laboratories	6,349	254,023
Baxter International Inc.	2,235	166,306
Becton, Dickinson and Co.	794	93,454
Boston Scientific Corp.[a]	5,448	69,898
C.R. Bard Inc.	313	46,296
CareFusion Corp.[a]	843	36,190
Covidien PLC	1,854	135,546
DENTSPLY International Inc.	604	28,563
Edwards Lifesciences Corp.[a]	450	36,540
Hologic Inc.[a]	903	22,069
Intuitive Surgical Inc.[a]	157	58,049
Medtronic Inc.	4,118	251,322
ResMed Inc.[b]	583	29,185
St. Jude Medical Inc.	1,168	75,803
Stryker Corp.	1,399	118,202
Varian Medical Systems Inc.[a]	416	34,299
Zimmer Holdings Inc.	697	72,732

		1,528,477
HEALTH CARE PROVIDERS & SERVICES — 2.18%
Aetna Inc.	1,492	115,705
AmerisourceBergen Corp.	943	69,009
Cardinal Health Inc.	1,405	99,235
Cigna Corp.	1,125	101,002
DaVita HealthCare Partners Inc.[a]	702	49,554
Express Scripts Holding Co.[a]	3,193	228,204
HCA Holdings Inc.[a]	1,269	67,244
Henry Schein Inc.[a]	349	41,758
Humana Inc.	634	78,908
Laboratory Corp. of America Holdings[a]	348	35,698
McKesson Corp.	947	179,589
Omnicare Inc.	416	26,437
Patterson Companies Inc.	366	14,333
Quest Diagnostics Inc.	599	35,874

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2014

Security	Shares	Value

UnitedHealth Group Inc.	4,069	$324,014
Universal Health Services Inc. Class B	376	33,678
WellPoint Inc.	1,162	125,914

		1,626,156
HEALTH CARE TECHNOLOGY — 0.09%
Cerner Corp.[a]	1,274	68,860

		68,860
HOTELS, RESTAURANTS & LEISURE — 1.85%
Carnival Corp.	1,568	62,767
Chipotle Mexican Grill Inc.[a]	127	69,481
Darden Restaurants Inc.	526	26,363
Las Vegas Sands Corp.	1,672	127,942
Marriott International Inc. Class A	970	59,771
McDonald’s Corp.	4,073	413,124
MGM Resorts International[a]	1,655	42,616
Royal Caribbean Cruises Ltd.	683	37,763
Starbucks Corp.	3,110	227,777
Starwood Hotels & Resorts Worldwide Inc.	786	62,762
Wyndham Worldwide Corp.	538	39,774
Wynn Resorts Ltd.	332	71,370
Yum! Brands Inc.	1,822	140,859

		1,382,369
HOUSEHOLD DURABLES — 0.37%
D.R. Horton Inc.	1,237	29,292
Garmin Ltd.	483	28,454
Leggett & Platt Inc.	546	18,521
Lennar Corp. Class A	689	28,180
Mohawk Industries Inc.[a]	253	34,322
Newell Rubbermaid Inc.	1,140	33,379
PulteGroup Inc.	1,445	28,264
Toll Brothers Inc.[a]	714	25,861
Whirlpool Corp.	326	46,797

		273,070
HOUSEHOLD PRODUCTS — 1.95%
Church & Dwight Co. Inc.	559	38,700
Clorox Co. (The)	529	47,409
Colgate-Palmolive Co.	3,780	258,552
Energizer Holdings Inc.	266	30,856
Kimberly-Clark Corp.	1,561	175,378
Procter & Gamble Co. (The)	11,156	901,293

		1,452,188
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.17%
AES Corp. (The)	2,903	40,933
Calpine Corp.[a]	1,504	35,073
NRG Energy Inc.	1,353	48,221

		124,227
INDUSTRIAL CONGLOMERATES — 2.32%
3M Co.	2,590	369,205
Danaher Corp.	2,587	202,898
General Electric Co.	41,248	1,105,034

Security	Shares	Value

Roper Industries Inc.	404	$57,239

		1,734,376
INSURANCE — 2.93%
ACE Ltd.	1,385	143,638
Aflac Inc.	1,875	114,806
Alleghany Corp.[a]	68	28,636
Allstate Corp. (The)	1,839	107,140
American International Group Inc.	5,722	309,389
Aon PLC	1,174	105,590
Arch Capital Group Ltd.[a]	557	31,710
Assurant Inc.	281	19,055
Axis Capital Holdings Ltd.	426	19,592
Chubb Corp. (The)	1,010	93,587
Cincinnati Financial Corp.	633	31,030
Everest Re Group Ltd.	193	30,884
Fidelity National Financial Inc. Class A	1,042	34,740
Genworth Financial Inc. Class Aa	2,042	34,694
Hartford Financial Services Group Inc. (The)	1,808	62,647
Lincoln National Corp.	1,083	51,941
Loews Corp.	1,404	60,554
Marsh & McLennan Companies Inc.	2,256	113,409
MetLife Inc.	3,929	200,104
PartnerRe Ltd.	191	20,508
Principal Financial Group Inc.	1,224	57,246
Progressive Corp. (The)	2,327	58,245
Prudential Financial Inc.	1,897	155,857
RenaissanceRe Holdings Ltd.[b]	168	17,501
Torchmark Corp.	364	29,458
Travelers Companies Inc. (The)	1,449	135,409
Unum Group	1,065	36,114
W.R. Berkley Corp.	450	20,056
Willis Group Holdings PLC	663	27,806
XL Group PLC	1,110	36,031

		2,187,377
INTERNET & CATALOG RETAIL — 1.35%
Amazon.com Inc.[a]	1,606	501,955
Expedia Inc.	444	32,545
Liberty Interactive Corp. Series Aa	1,930	56,221
Netflix Inc.[a]	230	96,101
Priceline.com Inc. (The)[a]	215	274,906
TripAdvisor Inc.[a,b]	470	45,670

		1,007,398
INTERNET SOFTWARE & SERVICES — 3.23%
Akamai Technologies Inc.[a]	731	39,723
eBay Inc.[a]	5,060	256,694
Equinix Inc.[a]	200	39,750
Facebook Inc. Class Aa	7,723	488,866
Google Inc. Class Aa	1,156	660,827
Google Inc. Class Ca	1,177	660,273
LinkedIn Corp. Class Aa	416	66,597
Rackspace Hosting Inc.[a]	516	18,829
Twitter Inc.[a]	484	15,701
VeriSign Inc.[a,b]	522	26,142
Yahoo! Inc.[a]	3,945	136,694

		2,410,096

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2014

Security	Shares	Value

IT SERVICES — 3.33%
Accenture PLC Class A	2,621	$213,481
Alliance Data Systems Corp.[a,b]	219	56,075
Automatic Data Processing Inc.	1,982	157,926
Cognizant Technology Solutions Corp. Class Aa	2,499	121,476
Computer Sciences Corp.	599	37,671
Fidelity National Information Services Inc.	1,191	64,493
Fiserv Inc.[a]	1,047	62,935
FleetCor Technologies Inc.[a]	292	36,912
International Business Machines Corp.	4,070	750,345
MasterCard Inc. Class A	4,226	323,078
Paychex Inc.	1,335	54,882
Teradata Corp.[a,b]	673	28,259
Total System Services Inc.	705	21,333
Vantiv Inc. Class Aa	607	18,811
Visa Inc. Class A	2,075	445,772
Western Union Co.	2,211	35,752
Xerox Corp.	4,632	57,205

		2,486,406
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Hasbro Inc.	478	25,669
Mattel Inc.	1,427	55,410
Polaris Industries Inc.	257	33,132

		114,211
LIFE SCIENCES TOOLS & SERVICES — 0.57%
Agilent Technologies Inc.	1,362	77,552
Illumina Inc.[a]	527	83,398
Mettler-Toledo International Inc.[a]	121	29,648
Quintiles Transnational Holdings Inc.[a]	241	12,286
Thermo Fisher Scientific Inc.	1,612	188,459
Waters Corp.[a]	356	35,657

		427,000
MACHINERY — 1.66%
AGCO Corp.	366	19,749
Caterpillar Inc.	2,624	268,252
Cummins Inc.	730	111,639
Deere & Co.	1,445	131,741
Dover Corp.	705	61,462
Flowserve Corp.	565	41,663
Illinois Tool Works Inc.	1,660	143,673
Ingersoll-Rand PLC	1,144	68,434
Joy Global Inc.	416	23,774
PACCAR Inc.	1,458	92,379
Pall Corp.	457	38,726
Parker Hannifin Corp.	613	76,766
Pentair Ltd. Registered	807	60,234
SPX Corp.	147	15,382
Stanley Black & Decker Inc.	617	53,926
Xylem Inc.	787	29,355

		1,237,155
MEDIA — 3.79%
Cablevision NY Group Class A	805	14,192
CBS Corp. Class B NVS	2,281	135,970
Charter Communications Inc. Class Aa	306	43,801

Security	Shares	Value

Comcast Corp. Class A	8,802	$459,464
Comcast Corp. Class A Special NVS	1,872	97,045
DIRECTV[a]	1,991	164,138
Discovery Communications Inc. Series Aa	599	46,099
Discovery Communications Inc. Series C NVS[a]	343	25,708
DISH Network Corp. Class Aa	889	52,149
Interpublic Group of Companies Inc. (The)	1,741	33,288
Liberty Global PLC Series Aa	881	39,663
Liberty Global PLC Series C NVS[a]	2,206	94,417
Liberty Media Corp.[a]	387	49,199
News Corp. Class A NVS[a]	1,593	27,177
Omnicom Group Inc.	1,075	76,486
Scripps Networks Interactive Inc. Class A	339	25,920
Sirius XM Holdings Inc.[a]	12,544	41,144
Time Warner Cable Inc.	1,142	161,205
Time Warner Inc.	3,673	256,486
Twenty-First Century Fox Inc. Class A	5,999	212,425
Twenty-First Century Fox Inc. Class B	1,807	62,269
Viacom Inc. Class B NVS	1,592	135,845
Walt Disney Co. (The)	6,847	575,216

		2,829,306
METALS & MINING — 0.43%
Alcoa Inc.	4,511	61,395
Freeport-McMoRan Copper & Gold Inc.	4,273	145,496
Newmont Mining Corp.	2,088	47,794
Nucor Corp.	1,307	66,173

		320,858
MULTI-UTILITIES — 1.15%
Alliant Energy Corp.	450	26,235
Ameren Corp.	1,010	39,744
CenterPoint Energy Inc.	1,705	41,125
CMS Energy Corp.	1,072	31,892
Consolidated Edison Inc.	1,223	67,277
Dominion Resources Inc.	2,393	165,021
DTE Energy Co.	727	55,339
Integrys Energy Group Inc.	328	19,021
MDU Resources Group Inc.	755	25,579
NiSource Inc.	1,292	48,282
PG&E Corp.	1,906	87,428
Public Service Enterprise Group Inc.	2,077	80,920
SCANA Corp.	544	28,288
Sempra Energy	958	96,135
Wisconsin Energy Corp.	930	42,334

		854,620
MULTILINE RETAIL — 0.63%
Dollar General Corp.[a]	1,294	69,591
Dollar Tree Inc.[a]	872	46,242
Family Dollar Stores Inc.	439	25,725
Kohl’s Corp.	883	48,071
Macy’s Inc.	1,501	89,895
Nordstrom Inc.	590	40,155
Sears Holdings Corp.[a,b]	173	7,276
Target Corp.	2,474	140,424

		467,379

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 8.49%
Anadarko Petroleum Corp.	2,072	$213,126
Antero Resources Corp.[a]	216	13,284
Apache Corp.	1,624	151,389
Cabot Oil & Gas Corp.	1,717	62,224
Cheniere Energy Inc.[a]	931	63,410
Chesapeake Energy Corp.	2,177	62,523
Chevron Corp.	7,855	964,515
Cimarex Energy Co.	360	46,487
Cobalt International Energy Inc.[a]	1,147	21,208
Concho Resources Inc.[a]	452	59,574
ConocoPhillips	5,045	403,297
CONSOL Energy Inc.	965	42,624
Continental Resources Inc.[a]	196	27,511
Denbury Resources Inc.	1,465	24,744
Devon Energy Corp.	1,592	117,649
Energen Corp.	296	25,273
EOG Resources Inc.	2,247	237,733
EQT Corp.	620	66,266
Exxon Mobil Corp.	17,780	1,787,423
Hess Corp.	1,204	109,925
HollyFrontier Corp.	794	39,105
Kinder Morgan Inc.	2,756	92,023
Kinder Morgan Management LLC[a,b]	420	30,269
Marathon Oil Corp.	2,867	105,104
Marathon Petroleum Corp.	1,212	108,341
Murphy Oil Corp.	711	43,847
Noble Energy Inc.	1,481	106,736
Occidental Petroleum Corp.	3,270	325,986
ONEOK Inc.	868	55,977
Peabody Energy Corp.	1,115	18,018
Phillips 66	2,411	204,429
Pioneer Natural Resources Co.	579	121,683
QEP Resources Inc.	701	22,390
Range Resources Corp.	673	62,555
Southwestern Energy Co.[a]	1,442	65,568
Spectra Energy Corp.	2,757	111,879
Tesoro Corp.	542	30,460
Valero Energy Corp.	2,191	122,806
Whiting Petroleum Corp.[a]	487	34,991
Williams Companies Inc. (The)	2,816	132,239

		6,334,591
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	1,715	81,685

		81,685
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.	1,815	25,936
Estee Lauder Companies Inc. (The) Class A	978	74,934
Herbalife Ltd.[b]	333	21,589

		122,459
PHARMACEUTICALS — 5.82%
AbbVie Inc.	6,535	355,046
Actavis PLC[a]	717	151,674
Allergan Inc.	1,228	205,641
Bristol-Myers Squibb Co.	6,790	337,735
Eli Lilly and Co.	4,146	248,179

Security	Shares	Value

Endo International PLC[a]	584	$41,225
Forest Laboratories Inc.[a]	1,004	95,159
Hospira Inc.[a]	692	34,026
Johnson & Johnson	11,639	1,180,893
Merck & Co. Inc.	12,099	700,048
Mylan Inc.[a]	1,530	76,255
Perrigo Co. PLC	550	76,010
Pfizer Inc.	26,262	778,143
Zoetis Inc.	2,057	63,150

		4,343,184
PROFESSIONAL SERVICES — 0.36%
Dun & Bradstreet Corp. (The)	161	16,623
Equifax Inc.	501	35,466
IHS Inc. Class Aa	280	35,255
Manpowergroup Inc.	330	27,053
Nielsen NV	1,169	56,416
Robert Half International Inc.	566	25,804
Towers Watson & Co. Class A	293	32,966
Verisk Analytics Inc. Class Aa	618	36,579

		266,162
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.67%
American Capital Agency Corp.	1,605	38,087
American Realty Capital Properties Inc.	3,703	45,954
American Tower Corp.	1,625	145,649
Annaly Capital Management Inc.	3,827	45,120
AvalonBay Communities Inc.	522	74,040
Boston Properties Inc.	629	75,908
Camden Property Trust	365	25,638
Crown Castle International Corp.	1,374	105,427
Digital Realty Trust Inc.	518	29,785
Duke Realty Corp.	1,371	24,267
Equity Residential	1,411	87,200
Essex Property Trust Inc.	250	45,240
Federal Realty Investment Trust	275	32,868
General Growth Properties Inc.	2,181	51,973
HCP Inc.[b]	1,881	78,532
Health Care REIT Inc.	1,201	75,939
Host Hotels & Resorts Inc.	3,155	69,631
Kimco Realty Corp.	1,647	37,749
Liberty Property Trust	626	24,232
Macerich Co. (The)	578	38,171
Plum Creek Timber Co. Inc.	745	33,599
Prologis Inc.	2,056	85,345
Public Storage	602	103,773
Rayonier Inc.	507	24,133
Realty Income Corp.	883	38,234
Regency Centers Corp.	396	21,146
Simon Property Group Inc.	1,293	215,233
SL Green Realty Corp.	391	42,811
UDR Inc.	1,039	28,593
Ventas Inc.	1,216	81,229
Vornado Realty Trust	693	74,206
Washington Prime Group Inc.[a]	656	13,038
Weyerhaeuser Co.	2,405	75,565

		1,988,315
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
CBRE Group Inc. Class Aa	1,186	35,390

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2014

Security	Shares	Value

Realogy Holdings Corp.[a]	627	$23,312

		58,702
ROAD & RAIL — 1.01%
CSX Corp.	4,145	121,863
Hertz Global Holdings Inc.[a]	1,837	54,228
J.B. Hunt Transport Services Inc.	389	30,210
Kansas City Southern Industries Inc.	454	48,814
Norfolk Southern Corp.	1,274	128,356
Union Pacific Corp.	1,872	373,033

		756,504
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.15%
Altera Corp.	1,334	44,195
Analog Devices Inc.	1,270	66,523
Applied Materials Inc.	4,982	100,587
Avago Technologies Ltd.	1,041	73,567
Broadcom Corp. Class A	2,187	69,700
Cree Inc.[a,b]	497	23,916
Intel Corp.	20,457	558,885
KLA-Tencor Corp.	675	44,226
Lam Research Corp.[a]	668	41,443
Linear Technology Corp.	964	44,498
Marvell Technology Group Ltd.	1,518	23,635
Maxim Integrated Products Inc.	1,150	39,387
Microchip Technology Inc.	806	38,366
Micron Technology Inc.[a]	4,365	124,795
NVIDIA Corp.	2,373	45,087
Texas Instruments Inc.	4,460	209,531
Xilinx Inc.	1,112	52,220

		1,600,561
SOFTWARE — 3.73%
Activision Blizzard Inc.	2,081	43,243
Adobe Systems Inc.[a]	1,952	125,982
ANSYS Inc.[a]	375	27,544
Autodesk Inc.[a]	916	47,971
CA Inc.	1,344	38,559
Citrix Systems Inc.[a]	756	46,849
Electronic Arts Inc.[a]	1,256	44,123
FireEye Inc.[a]	267	8,776
Intuit Inc.	1,107	87,774
Microsoft Corp.	32,446	1,328,339
NetSuite Inc.[a,b]	131	10,544
Nuance Communications Inc.[a,b]	993	16,072
Oracle Corp.	14,801	621,938
Red Hat Inc.[a]	772	38,693
Salesforce.com Inc.[a]	2,357	124,049
ServiceNow Inc.[a]	529	27,672
Symantec Corp.	2,845	62,562
Synopsys Inc.[a]	610	23,479
VMware Inc. Class Aa	357	34,451
Workday Inc. Class Aa	346	27,116

		2,785,736
SPECIALTY RETAIL — 2.04%
Advance Auto Parts Inc.	294	36,506
AutoNation Inc.[a]	319	18,237
AutoZone Inc.[a]	139	74,017

Security	Shares	Value

Bed Bath & Beyond Inc.[a]	874	$53,183
Best Buy Co. Inc.	1,210	33,469
CarMax Inc.[a,b]	927	41,075
Dick’s Sporting Goods Inc.	421	18,713
GameStop Corp. Class A	503	19,039
Gap Inc. (The)	1,008	41,560
Home Depot Inc. (The)	5,794	464,853
L Brands Inc.	1,025	58,825
Lowe’s Companies Inc.	4,238	199,525
O’Reilly Automotive Inc.[a]	438	64,802
PetSmart Inc.	396	22,758
Ross Stores Inc.	871	59,620
Staples Inc.	2,780	31,275
Tiffany & Co.	527	52,389
TJX Companies Inc. (The)	2,926	159,321
Tractor Supply Co.	568	36,931
Ulta Salon, Cosmetics & Fragrance Inc.[a]	252	21,395
Urban Outfitters Inc.[a]	514	17,229

		1,524,722
TEXTILES, APPAREL & LUXURY GOODS — 0.80%
Coach Inc.	1,157	47,101
Fossil Group Inc.[a]	206	21,581
Lululemon Athletica Inc.[a]	442	19,726
Michael Kors Holdings Ltd.[a]	797	75,221
Nike Inc. Class B	2,911	223,885
PVH Corp.	336	44,228
Ralph Lauren Corp.	239	36,682
Under Armour Inc. Class Aa	686	34,842
VF Corp.	1,449	91,316

		594,582
THRIFTS & MORTGAGE FINANCE — 0.11%
Hudson City Bancorp Inc.	2,030	19,833
New York Community Bancorp Inc.	1,867	28,528
Ocwen Financial Corp.[a,b]	505	17,710
People’s United Financial Inc.	1,231	17,690

		83,761
TOBACCO — 1.46%
Altria Group Inc.	8,198	340,709
Lorillard Inc.	1,490	92,633
Philip Morris International Inc.	6,522	577,458
Reynolds American Inc.	1,325	79,010

		1,089,810
TRADING COMPANIES & DISTRIBUTORS — 0.22%
Fastenal Co.	1,159	56,501
United Rentals Inc.[a]	398	40,218
W.W. Grainger Inc.	255	65,884

		162,603
WATER UTILITIES — 0.05%
American Water Works Co. Inc.	718	34,902

		34,902

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.16%
SBA Communications Corp. Class Aa	535	$54,303
Sprint Corp.[a]	3,238	30,923
T-Mobile US Inc.[a]	974	33,437

		118,663

TOTAL COMMON STOCKS
(Cost: $66,544,307)		74,408,792

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.13%[c,d,e]	545,721	545,721
BlackRock Cash Funds: Prime,
SL Agency Shares 0.11%[c,d,e]	31,758	31,758
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.00%[c,d]	61,080	61,080

		638,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $638,559)		638,559

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $67,182,866)		75,047,351
Other Assets, Less Liabilities — (0.59)%		(436,774)

NET ASSETS — 100.00%		$74,610,577

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

168

Schedule of Investments  (Unaudited)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.24%

AUSTRALIA — 3.26%
AGL Energy Ltd.	2,940	$42,138
Amcor Ltd.	6,636	65,529
AMP Ltd.	14,280	70,306
APA Group	5,145	33,471
Asciano Ltd.	6,258	32,616
ASX Ltd.	1,263	42,294
Aurizon Holdings Ltd.	10,626	48,855
Australia and New Zealand Banking Group Ltd.	12,033	375,058
Bendigo and Adelaide Bank Ltd.	2,562	27,970
BHP Billiton Ltd.	14,658	504,898
Brambles Ltd.	7,833	70,131
CFS Retail Property Trust Group	17,262	32,935
Coca-Cola Amatil Ltd.	3,234	28,474
Cochlear Ltd.	315	17,552
Commonwealth Bank of Australia	7,056	535,803
Computershare Ltd.	3,003	35,579
Crown Resorts Ltd.	3,108	47,034
CSL Ltd.	2,373	155,902
Dexus Property Group	39,501	40,991
Fortescue Metals Group Ltd.	11,311	46,425
Goodman Group	10,710	50,736
GPT Group	12,558	45,582
Iluka Resources Ltd.	2,773	22,453
Incitec Pivot Ltd.	9,282	23,757
Insurance Australia Group Ltd.	11,277	62,448
James Hardie Industries SE	3,234	43,132
Lend Lease Group	4,431	55,302
Macquarie Group Ltd.	1,501	83,861
Mirvac Group	28,476	47,970
National Australia Bank Ltd.	10,332	322,040
Newcrest Mining Ltd.[a]	5,523	50,066
Orica Ltd.	1,995	36,504
Origin Energy Ltd.	5,397	75,797
QBE Insurance Group Ltd.	7,182	76,067
Ramsay Health Care Ltd.	861	37,943
Rio Tinto Ltd.	2,184	120,536
Santos Ltd.	4,746	64,136
Sonic Healthcare Ltd.	2,226	36,690
Stockland Corp. Ltd.	13,482	48,936
Suncorp Group Ltd.	5,880	73,058
Sydney Airport	4,269	17,442
Tatts Group Ltd.	10,374	29,351
Telstra Corp. Ltd.	18,795	93,410
Toll Holdings Ltd.	4,137	20,869
Transurban Group	8,628	59,663
Wesfarmers Ltd.	4,727	190,759
Westfield Group	11,109	110,629
Westfield Retail Trust	19,341	57,422
Westpac Banking Corp.	13,587	435,255
Woodside Petroleum Ltd.	3,003	117,861
Woolworths Ltd.	5,817	203,183

		4,966,819
AUSTRIA — 0.13%
Andritz AG	609	36,311

Security	Shares	Value

Erste Group Bank AG	1,722	$59,895
IMMOFINANZ AGa	10,160	36,157
OMV AG	987	40,930
Telekom Austria AG	2,121	20,644

		193,937
BELGIUM — 0.49%
Ageas	1,470	61,862
Anheuser-Busch InBev NV	3,612	396,814
Belgacom SA	504	16,715
Colruyt SA	441	24,736
Groupe Bruxelles Lambert SA	357	37,208
KBC Groep NVa	1,443	85,988
Solvay SA	294	47,600
UCB SA	546	43,570
Umicore SA	567	27,296

		741,789
CANADA — 4.09%
Agnico-Eagle Mines Ltd.	1,344	40,833
Agrium Inc.	735	65,902
Alimentation Couche-Tard Inc. Class B	2,453	66,507
ARC Resources Ltd.	1,491	42,910
Bank of Montreal	2,688	188,830
Bank of Nova Scotia	5,649	362,241
Barrick Gold Corp.	6,090	98,710
Baytex Energy Corp.	693	28,904
BCE Inc.	903	41,447
BlackBerry Ltd.[a,b]	2,184	16,634
Bombardier Inc. Class B	8,169	27,760
Brookfield Asset Management Inc. Class A	3,255	139,691
Cameco Corp.	2,016	40,251
Canadian Imperial Bank of Commerce	1,911	168,353
Canadian National Railway Co.	3,948	239,094
Canadian Natural Resources Ltd.	5,040	204,830
Canadian Oil Sands Ltd.	2,394	50,290
Canadian Pacific Railway Ltd.	966	161,449
Canadian Tire Corp. Ltd. Class A NVS	399	38,432
Canadian Utilities Ltd. Class A	672	24,291
Catamaran Corp.[a]	1,029	45,269
Cenovus Energy Inc.	3,528	104,847
CGI Group Inc. Class Aa,b	1,260	42,818
CI Financial Corp.	1,134	36,301
Crescent Point Energy Corp.	1,659	67,912
Eldorado Gold Corp.	2,992	17,139
Enbridge Inc.	3,423	162,442
Encana Corp.	3,591	83,504
Finning International Inc.	1,113	29,889
First Quantum Minerals Ltd.	3,431	72,263
Fortis Inc.	1,113	33,354
Franco-Nevada Corp.	1,365	63,244
George Weston Ltd.	357	25,973
Gildan Activewear Inc.	609	33,107
Goldcorp Inc.	4,515	106,113
Great-West Lifeco Inc.	987	26,405
Husky Energy Inc.	1,638	55,166
IGM Financial Inc.	609	28,760
Imperial Oil Ltd.	1,386	68,148
Intact Financial Corp.	588	38,772
Inter Pipeline Ltd.	1,276	37,333
Loblaw Companies Ltd.	1,497	63,004

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

Magna International Inc. Class A	1,071	$109,423
Manulife Financial Corp.	8,085	147,799
MEG Energy Corp.[a]	756	26,345
Metro Inc. Class A	672	41,446
National Bank of Canada	1,512	63,357
Onex Corp.	588	36,525
Open Text Corp.	672	31,309
Pacific Rubiales Energy Corp.	1,117	21,798
Pembina Pipeline Corp.	1,596	62,923
Pengrowth Energy Corp.	3,927	24,773
Potash Corp. of Saskatchewan Inc.	3,927	142,310
Power Corp. of Canada	1,428	38,375
Power Financial Corp.	756	22,732
RioCan Real Estate Investment Trust	1,407	35,413
Rogers Communications Inc. Class B	1,680	67,797
Royal Bank of Canada	6,237	428,724
Saputo Inc.	756	40,820
Shaw Communications Inc. Class B	1,791	44,517
Silver Wheaton Corp.	2,730	56,619
SNC-Lavalin Group Inc.	861	41,534
Sun Life Financial Inc.	2,625	88,721
Suncor Energy Inc.	7,035	270,360
Talisman Energy Inc.	4,809	49,602
Teck Resources Ltd. Class B	2,940	65,442
TELUS Corp. NVS	64	2,414
Thomson Reuters Corp.	1,596	55,250
Tim Hortons Inc.	924	49,968
Toronto-Dominion Bank (The)	8,106	401,325
Tourmaline Oil Corp.[a]	987	49,084
TransAlta Corp.	1,575	18,856
TransCanada Corp.	3,108	144,488
Valeant Pharmaceuticals International Inc.[a]	1,569	205,674
Vermilion Energy Inc.	630	42,482
Yamana Gold Inc.	3,759	28,006

		6,245,333
DENMARK — 0.59%
Carlsberg A/S Class B	630	65,542
Coloplast A/S Class B	1,071	92,426
Danske Bank A/S	3,633	102,228
DSV A/S	1,764	58,828
Novo Nordisk A/S Class B	9,345	396,056
Novozymes A/S Class B	1,449	70,896
Vestas Wind Systems A/Sa	1,386	74,199
William Demant Holding A/Sa,b	399	35,856

		896,031
FINLAND — 0.37%
Elisa OYJ	819	24,408
Fortum OYJ	2,037	49,727
Kone OYJ Class B	1,638	67,501
Metso OYJ	756	29,421
Nokia OYJ[a]	17,409	140,751
Nokian Renkaat OYJ	483	20,484
Sampo OYJ Class A	1,995	100,670
Stora Enso OYJ Class R	3,402	34,886
UPM-Kymmene OYJ	2,793	49,203
Wartsila OYJ Abp	924	49,904

		566,955

Security	Shares	Value

FRANCE — 4.19%
Accor SA	840	$44,491
Airbus Group NV	2,832	203,307
Alcatel-Lucent[a,b]	17,241	70,367
ALSTOM	1,071	42,382
ArcelorMittal	5,187	79,273
Arkema SA	336	34,391
Atos SA	357	32,103
AXA SA	7,791	192,531
BNP Paribas SA	4,746	332,680
Bollore	42	26,953
Bouygues SA	966	44,890
Bureau Veritas SA	1,344	40,567
Cap Gemini SA	777	56,554
Carrefour SA	2,877	104,701
Casino Guichard-Perrachon SA	336	43,309
Christian Dior SA	231	48,385
Compagnie de Saint-Gobain	1,890	107,789
Compagnie Generale des Etablissements Michelin Class B	735	90,666
Credit Agricole SA	5,691	88,878
Danone SA	2,646	197,247
Dassault Systemes SA	336	42,658
Edenred SA	924	28,993
Electricite de France	1,029	36,163
Essilor International SA	945	99,369
Eutelsat Communications SA	798	27,969
GDF Suez	6,321	176,690
Groupe Eurotunnel SA Registered	3,339	44,196
Iliad SA	126	40,318
Kering	336	74,321
Klepierre	819	39,802
L’Air Liquide SA	1,407	205,144
L’Oreal SA	1,092	190,731
Lafarge SA	987	85,348
Lagardere SCA	630	21,977
Legrand SA	1,323	83,829
LVMH Moet Hennessy Louis Vuitton SA	1,113	221,661
Orange	8,778	146,911
Pernod Ricard SA	1,008	123,723
PSA Peugeot Citroen SAa	2,499	35,396
Publicis Groupe SA	882	76,160
Renault SA	917	86,414
Safran SA	1,197	81,317
Sanofi	5,439	582,165
Schneider Electric SA	2,518	237,355
SCOR SE	924	32,290
SES SA Class A FDR	1,764	64,148
Societe BIC SA	210	27,469
Societe Generale	3,451	199,029
Sodexo	525	56,480
STMicroelectronics NV	3,297	33,022
Suez Environnement SA	1,491	29,989
Technip SA	483	51,922
Thales SA	651	39,006
Total SA	9,429	662,360
Unibail-Rodamco SE	504	141,054
Vallourec SA	525	28,584
Veolia Environnement	2,205	42,184
Vinci SA	2,163	160,268
Vivendi SA	5,733	150,514

		6,388,393

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

GERMANY — 3.57%
Adidas AG	1,029	$110,561
Allianz SE Registered	2,142	363,605
BASF SE	4,242	488,948
Bayer AG Registered	3,759	544,224
Bayerische Motoren Werke AG	1,470	184,722
Beiersdorf AG	567	57,316
Brenntag AG	378	70,690
Commerzbank AGa	5,271	83,757
Continental AG	564	133,488
Daimler AG Registered	4,305	409,445
Deutsche Bank AG Registered	4,788	194,142
Deutsche Boerse AG	1,029	78,631
Deutsche Post AG Registered	4,809	178,555
Deutsche Telekom AG Registered	13,125	220,737
E.ON SE	8,379	163,329
Fresenius Medical Care AG & Co. KGaA	1,050	69,633
Fresenius SE & Co. KGaA	630	94,091
GEA Group AG	1,281	55,158
Hannover Rueck SE Registered	420	37,390
HeidelbergCement AG	840	72,418
Henkel AG & Co. KGaA	672	68,214
Infineon Technologies AG	5,670	70,399
Kabel Deutschland Holding AG	294	41,883
Lanxess AG	504	35,872
Linde AG	924	193,225
MAN SE	273	34,134
Merck KGaA	315	54,159
METRO AGa	777	32,465
Muenchener Rueckversicherungs-Gesellschaft AG Registered	882	195,695
Osram Licht AGa	903	45,868
QIAGEN NVa	1,533	35,206
RWE AG	2,478	99,581
SAP AG	4,263	326,687
Siemens AG Registered	3,822	508,284
ThyssenKrupp AGa	2,573	77,347
Volkswagen AG	84	22,151

		5,452,010
HONG KONG — 1.19%
AIA Group Ltd.	67,200	336,739
Bank of East Asia Ltd. (The)[b]	21,000	85,458
BOC Hong Kong (Holdings) Ltd.	31,500	94,870
CLP Holdings Ltd.	21,000	172,812
Galaxy Entertainment Group Ltd.	10,000	79,905
Hang Seng Bank Ltd.	10,500	173,353
Hong Kong and China Gas Co. Ltd. (The)	63,240	152,860
Hong Kong Exchanges and Clearing Ltd.	4,700	87,478
Li & Fung Ltd.	42,000	60,999
Link REIT (The)	21,000	111,867
Michael Kors Holdings Ltd.[a]	903	85,225
MTR Corp. Ltd.	31,500	119,248
New World Development Co. Ltd.	55,333	63,520
Sands China Ltd.	16,800	122,431
Wynn Macau Ltd.[b]	16,800	69,883

		1,816,648
IRELAND — 0.14%
Bank of Ireland[a]	136,206	52,412
CRH PLC	3,570	97,819

Security	Shares	Value

Kerry Group PLC Class A	924	$70,418

		220,649
ISRAEL — 0.18%
Bank Hapoalim BM	10,500	61,222
Teva Pharmaceutical Industries Ltd.	4,284	214,755

		275,977
ITALY — 1.04%
Assicurazioni Generali SpA	5,712	129,464
Atlantia SpA	2,226	61,904
Banca Monte dei Paschi di Siena SpA[a]	771	26,154
CNH Industrial NVa	4,347	47,632
Enel Green Power SpA	10,164	28,543
Enel SpA	31,080	176,087
Eni SpA	11,424	291,351
Fiat SpA[a]	4,641	48,542
Intesa Sanpaolo SpA	60,711	203,629
Intesa Sanpaolo SpA RNC	11,550	32,971
Luxottica Group SpA	1,029	58,833
Saipem SpA[a]	1,428	37,257
Snam SpA	9,807	57,623
Telecom Italia SpA[a]	58,527	72,755
Telecom Italia SpA RNC	24,171	23,104
Tenaris SA	2,352	52,699
Terna SpA	7,686	40,840
UniCredit SpA	23,007	200,766

		1,590,154
JAPAN — 7.88%
AEON Co. Ltd.	6,300	75,975
Asahi Group Holdings Ltd.	4,200	118,431
Astellas Pharma Inc.	14,700	188,400
Bridgestone Corp.	4,200	151,744
Canon Inc.	6,300	206,687
Chubu Electric Power Co. Inc.[a]	4,200	50,485
Chugai Pharmaceutical Co. Ltd.	4,200	112,363
Chugoku Electric Power Co. Inc. (The)	4,200	55,810
Dai-ichi Life Insurance Co. Ltd. (The)	6,300	93,375
Daiichi Sankyo Co. Ltd.	6,300	106,749
Daikin Industries Ltd.	2,100	125,181
Daiwa Securities Group Inc.	3,000	24,208
Denso Corp.	4,200	192,487
East Japan Railway Co.	2,100	160,268
FANUC Corp.	700	119,161
Fast Retailing Co. Ltd.	200	66,028
Fuji Heavy Industries Ltd.	4,200	111,249
FUJIFILM Holdings Corp.	4,200	108,483
Fujitsu Ltd.	9,000	60,946
Hakuhodo DY Holdings Inc.	8,400	76,037
Hitachi Ltd.	21,000	141,176
Honda Motor Co. Ltd.	10,500	367,699
Hoya Corp.	4,200	130,072
INPEX Corp.	6,300	90,898
ITOCHU Corp.	10,500	124,149
Japan Display Inc.[a]	8,400	48,793
Japan Retail Fund Investment Corp.	42	92,425
Japan Tobacco Inc.	6,300	213,251
JFE Holdings Inc.	4,200	79,711
JTEKT Corp.	4,200	64,025

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

JX Holdings Inc.	21,000	$109,391
Kansai Electric Power Co. Inc. (The)[a]	4,200	38,762
Kao Corp.	4,200	166,068
KDDI Corp.	2,100	124,933
Kirin Holdings Co. Ltd.	6,300	89,102
Kobe Steel Ltd.	21,000	29,102
Komatsu Ltd.	6,300	137,276
Konica Minolta Holdings Inc.	6,300	54,241
Kuraray Co. Ltd.	6,300	75,604
Kyocera Corp.	2,100	93,437
Kyushu Electric Power Co. Inc.[a]	4,200	46,233
Marui Group Co. Ltd.	4,200	39,670
Mazda Motor Corp.	21,000	90,815
Mitsubishi Chemical Holdings Corp.	14,700	60,826
Mitsubishi Corp.	10,500	207,327
Mitsubishi Electric Corp.	8,000	92,860
Mitsubishi Estate Co. Ltd.	5,000	121,431
Mitsubishi Heavy Industries Ltd.	21,000	122,394
Mitsubishi Motors Corp.	4,200	42,766
Mitsubishi UFJ Financial Group Inc.	72,000	405,484
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,700	79,319
Mitsui & Co. Ltd.	12,700	192,475
Mitsui Fudosan Co. Ltd.	4,000	126,630
Mizuho Financial Group Inc.	145,000	282,176
MS&AD Insurance Group Holdings Inc.	4,000	94,747
Murata Manufacturing Co. Ltd.	800	67,801
Nagoya Railroad Co. Ltd.	21,000	74,097
NEC Corp.	15,000	46,292
Nikon Corp.	4,200	66,543
Nintendo Co. Ltd.	500	57,841
Nippon Steel & Sumitomo Metal Corp.	42,470	119,798
Nippon Telegraph and Telephone Corp.	2,100	124,706
Nissan Motor Co. Ltd.	16,800	151,744
NKSJ Holdings Inc.	4,000	111,180
Nomura Holdings Inc.	23,100	151,889
NTT DOCOMO Inc.	12,600	209,288
Olympus Corp.[a]	2,100	67,595
Omron Corp.	2,100	78,844
ORIX Corp.	8,400	133,251
Otsuka Holdings Co. Ltd.	4,200	118,596
Panasonic Corp.	12,600	135,356
Rakuten Inc.	6,300	81,672
Resona Holdings Inc.	23,100	120,784
Ricoh Co. Ltd.	5,900	72,195
Sekisui House Ltd.	3,900	51,325
Seven & I Holdings Co. Ltd.	4,200	167,926
Seven Bank Ltd.	18,900	70,217
Shin-Etsu Chemical Co. Ltd.	2,100	124,850
Shionogi & Co. Ltd.	4,200	84,169
Shiseido Co. Ltd.	4,200	70,630
SoftBank Corp.	4,200	303,199
Sony Corp.	6,300	100,743
Sumitomo Corp.	8,400	109,969
Sumitomo Electric Industries Ltd.	8,400	112,941
Sumitomo Mitsui Financial Group Inc.	8,000	322,768
Sumitomo Mitsui Trust Holdings Inc.	21,000	84,830
Sumitomo Realty & Development Co. Ltd.	2,000	85,881
Suzuki Motor Corp.	2,100	62,435
T&D Holdings Inc.	6,300	82,043
Takeda Pharmaceutical Co. Ltd.	4,200	190,175
Tohoku Electric Power Co. Inc.	4,200	44,623
Tokio Marine Holdings Inc.	4,200	132,755
Tokyo Electric Power Co. Inc.[a]	9,900	40,186

Security	Shares	Value

Tokyu Fudosan Holdings Corp.	6,300	$49,598
Toshiba Corp.	21,000	86,068
Toyota Motor Corp.	14,700	832,343
USS Co. Ltd.	6,300	103,158
Yahoo! Japan Corp.	14,800	68,222
Yamada Denki Co. Ltd.	8,400	30,960
Yamato Holdings Co. Ltd.	4,200	89,412
Yokogawa Electric Corp.	4,200	50,320

		12,020,553
LUXEMBOURG — 0.03%
Altice SAa	567	41,238

		41,238
NETHERLANDS — 1.05%
AEGON NV	8,736	75,863
Akzo Nobel NV	1,134	85,076
ASML Holding NV	1,596	137,116
Corio NV	525	26,281
Fugro NV CVA	336	19,406
Gemalto NVb	458	49,778
Heineken Holding NV	504	33,293
Heineken NV	1,029	72,607
ING Groep NV CVA[a]	19,630	275,228
Koninklijke Ahold NV	4,380	79,670
Koninklijke DSM NV	736	53,128
Koninklijke KPN NVa	14,942	55,275
Koninklijke Philips NV	4,851	153,372
Koninklijke Vopak NV	378	19,278
Randstad Holding NV	729	42,456
Reed Elsevier NV	3,108	69,659
Unilever NV CVA	7,140	309,434
Wolters Kluwer NV	1,386	41,532

		1,598,452
NEW ZEALAND — 0.04%
Fletcher Building Ltd.	5,124	38,940
Telecom Corp. of New Zealand Ltd.	12,831	29,307

		68,247
NORWAY — 0.38%
DNB ASA	5,313	99,883
Norsk Hydro ASA	6,531	35,533
Orkla ASA	5,313	47,051
Seadrill Ltd.[b]	2,016	76,071
Statoil ASA	5,607	171,960
Subsea 7 SA	1,470	29,407
Telenor ASA	3,213	76,217
Yara International ASA	945	43,188

		579,310
PORTUGAL — 0.08%
Energias de Portugal SA	12,957	61,351
Galp Energia SGPS SA Class B	2,184	38,742
Jeronimo Martins SGPS SA	1,428	24,426

		124,519

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

SINGAPORE — 0.56%
Ascendas REIT	42,000	$82,415
CapitaLand Ltd.[b]	42,000	106,872
CapitaMall Trust Management Ltd.	63,000	104,024
Genting Singapore PLC	84,000	90,121
Global Logistic Properties Ltd.[b]	42,000	93,136
Golden Agri-Resources Ltd.	105,000	48,159
Hutchison Port Holdings Trust[b]	84,000	63,000
Noble Group Ltd.	63,000	69,601
Singapore Telecommunications Ltd.	63,000	195,988

		853,316
SPAIN — 1.56%
Abertis Infraestructuras SA	2,945	64,599
Actividades de Construcciones y Servicios SA	916	40,741
Amadeus IT Holding SA Class A	1,995	87,739
Banco Bilbao Vizcaya Argentaria SA	27,441	352,129
Banco de Sabadell SA	18,757	62,042
Banco Popular Espanol SA	9,735	68,824
Banco Santander SA	54,706	561,660
Bankia SAa	21,107	42,943
CaixaBank SA	8,778	53,446
Distribuidora Internacional de Alimentacion SA	4,011	37,092
Enagas SA	236	6,953
Ferrovial SA	3,360	72,808
Gas Natural SDG SA	1,911	55,139
Grifols SA	987	53,536
Iberdrola SA	22,953	165,341
Industria de Diseno Textil SA	966	140,384
International Consolidated Airlines Group SAa	11,340	75,204
Red Electrica Corporacion SA	112	9,619
Repsol SA	4,224	119,110
Telefonica SAb	17,934	301,248
Zardoya Otis SA	904	16,332

		2,386,889
SWEDEN — 1.29%
Alfa Laval AB	1,953	51,254
Assa Abloy AB Class B	1,932	97,732
Atlas Copco AB Class A	2,751	80,804
Atlas Copco AB Class B	2,352	64,965
Boliden AB	2,314	32,217
Electrolux AB Class B	1,197	30,124
Elekta AB Class B	2,058	26,650
Getinge AB Class B	1,071	27,578
Hennes & Mauritz AB Class B	4,200	177,816
Hexagon AB Class B	1,218	38,347
Investment AB Kinnevik Class B	1,344	53,420
Investor AB Class B	2,583	101,546
Lundin Petroleum ABa	1,092	21,400
Millicom International Cellular SA SDR	294	27,201
Nordea Bank AB	11,991	177,180
Sandvik AB	5,486	78,269
Skandinaviska Enskilda Banken AB Class A	6,636	90,256
Skanska AB Class B	2,352	54,577
SKF AB Class B	2,100	53,917
Svenska Cellulosa AB Class B	2,562	71,417
Svenska Handelsbanken AB Class A	2,079	105,853
Swedbank AB Class A	4,179	111,362
Swedish Match AB	1,113	38,957

Security	Shares	Value

Tele2 AB Class B	1,428	$16,921
Telefonaktiebolaget LM Ericsson Class B	13,797	173,193
TeliaSonera AB	8,295	61,557
Volvo AB Class B	7,361	107,224

		1,971,737
SWITZERLAND — 3.84%
ABB Ltd. Registered[a]	10,479	249,330
Actelion Ltd. Registered[a]	609	60,631
Adecco SA Registered[a]	756	63,215
Aryzta AGa	735	68,653
Baloise Holding AG Registered	399	47,981
Compagnie Financiere Richemont SA Class A Bearer	2,457	259,319
Credit Suisse Group AG Registered	7,140	212,614
Geberit AG Registered	252	83,582
Givaudan SA Registered[a]	84	137,941
Holcim Ltd. Registered[a]	1,239	108,869
Julius Baer Group Ltd.[a]	1,239	53,721
Kuehne & Nagel International AG Registered	315	43,024
Nestle SA Registered	14,595	1,146,931
Novartis AG Registered	10,143	911,106
Partners Group Holding AG	168	44,652
Roche Holding AG Genusschein	3,108	916,112
Schindler Holding AG Participation Certificates	252	38,986
Schindler Holding AG Registered	189	28,922
SGS SA Registered	42	105,476
Sonova Holding AG Registered[a]	273	41,716
Sulzer AG Registered	189	28,753
Swatch Group AG (The) Bearer	210	124,151
Swiss Life Holding AG Registered[a]	189	45,519
Swiss Prime Site AG Registered[a]	651	52,432
Swiss Re AGa	1,596	142,202
Swisscom AG Registered	105	62,663
Syngenta AG Registered	462	178,040
Transocean Ltd.	1,596	67,432
UBS AG Registered[a]	17,157	345,078
Zurich Insurance Group AGa	651	195,675

		5,864,726
UNITED KINGDOM — 8.83%
3i Group PLC	6,279	45,488
Aberdeen Asset Management PLC	5,607	41,861
Admiral Group PLC	987	24,138
Aggreko PLC	1,359	38,000
AMEC PLC	1,659	33,615
Anglo American PLC	6,300	154,019
Antofagasta PLC	2,079	27,497
ARM Holdings PLC	6,678	103,052
Associated British Foods PLC	1,953	98,866
AstraZeneca PLC	5,817	417,948
Aviva PLC	14,364	126,250
Babcock International Group PLC	3,156	64,266
BAE Systems PLC	15,645	111,031
Barclays PLC	73,206	303,297
BG Group PLC	15,351	314,396
BHP Billiton PLC	9,618	301,360
BP PLC	84,273	711,018
British American Tobacco PLC	8,694	525,057
British Land Co. PLC	5,649	67,749
British Sky Broadcasting Group PLC	4,599	68,077
BT Group PLC	34,125	227,241

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

Bunzl PLC	2,289	$64,196
Burberry Group PLC	2,079	53,459
Capita PLC	3,213	59,660
Carnival PLC	966	39,293
Centrica PLC	23,100	130,034
Cobham PLC	7,371	39,428
Compass Group PLC	9,051	151,134
Croda International PLC	819	36,171
Diageo PLC	11,298	363,664
Experian PLC	4,956	86,205
Friends Life Group Ltd.	5,124	26,927
G4S PLC	7,245	30,381
GKN PLC	5,985	39,413
GlaxoSmithKline PLC	21,420	575,221
Glencore PLC[a]	46,851	254,107
Hammerson PLC	5,775	57,539
HSBC Holdings PLC	84,399	890,738
ICAP PLC	3,360	22,521
IMI PLC	1,764	47,253
Imperial Tobacco Group PLC	4,473	201,975
Inmarsat PLC	2,373	29,116
InterContinental Hotels Group PLC	1,596	63,045
Intertek Group PLC	903	44,197
Intu Properties PLC	6,466	34,164
Investec PLC	3,381	29,348
ITV PLC	19,215	58,691
J Sainsbury PLC	7,077	41,084
Johnson Matthey PLC	1,155	62,227
Kingfisher PLC	10,836	71,249
Land Securities Group PLC	4,746	85,020
Legal & General Group PLC	26,313	101,601
Lloyds Banking Group PLC[a]	264,894	345,948
London Stock Exchange Group PLC	1,092	35,864
Marks & Spencer Group PLC	7,161	53,956
Meggitt PLC	5,460	44,372
National Grid PLC	15,372	229,480
Next PLC	777	86,539
Nobel Corp. PLC	1,155	36,336
Old Mutual PLC	20,769	70,371
Pearson PLC	3,612	70,946
Petrofac Ltd.	1,281	27,116
Prudential PLC	11,067	257,194
Randgold Resources Ltd.	420	30,695
Reckitt Benckiser Group PLC	2,751	235,334
Reed Elsevier PLC	5,712	91,116
Rexam PLC	4,746	42,311
Rio Tinto PLC	6,069	311,198
Rolls-Royce Holdings PLC[a]	8,946	156,058
Royal Bank of Scotland Group PLC[a]	11,277	65,561
Royal Dutch Shell PLC Class A	17,241	678,156
Royal Dutch Shell PLC Class B	12,096	494,043
Royal Mail PLC[a]	2,562	22,003
RSA Insurance Group PLC	5,267	42,389
SABMiller PLC	4,326	240,254
Sage Group PLC (The)	6,638	45,628
SEGRO PLC	6,825	42,300
Severn Trent PLC	1,176	38,820
Shire PLC	2,856	163,548
Smith & Nephew PLC	4,389	77,005
Smiths Group PLC	2,268	50,254
SSE PLC	4,323	112,829
Standard Chartered PLC	10,458	235,498
Standard Life PLC	10,416	69,885

Security	Shares	Value

Tate & Lyle PLC	2,877	$33,418
Tesco PLC	36,288	184,764
Tullow Oil PLC	4,158	58,794
Unilever PLC	5,754	258,660
United Utilities Group PLC	3,234	47,085
Vodafone Group PLC	117,981	414,591
Weir Group PLC (The)	1,197	52,604
Whitbread PLC	1,092	76,674
Wm Morrison Supermarkets PLC	12,054	40,781
Wolseley PLC	1,376	76,742
WPP PLC	5,733	123,761

		13,464,168
UNITED STATES — 54.46%
3M Co.	2,919	416,103
Abbott Laboratories	6,993	279,790
AbbVie Inc.	7,077	384,493
Accenture PLC Class A	3,004	244,676
ACE Ltd.	1,407	145,920
Actavis PLC[a]	877	185,521
Activision Blizzard Inc.	2,163	44,947
Adobe Systems Inc.[a]	2,289	147,732
ADT Corp. (The)	618	19,900
Advance Auto Parts Inc.	357	44,329
AES Corp. (The)	3,087	43,527
Aetna Inc.	1,785	138,427
Affiliated Managers Group Inc.[a]	378	71,291
Aflac Inc.	2,016	123,440
AGCO Corp.	588	31,728
Agilent Technologies Inc.	1,575	89,680
Air Products and Chemicals Inc.	966	115,891
Airgas Inc.	378	40,189
Akamai Technologies Inc.[a]	903	49,069
Albemarle Corp.	504	34,872
Alcoa Inc.	5,754	78,312
Alexion Pharmaceuticals Inc.[a]	924	153,680
Alleghany Corp.[a]	42	17,687
Allergan Inc.	1,407	235,616
Alliance Data Systems Corp.[a,b]	273	69,902
Alliant Energy Corp.	693	40,402
Allstate Corp. (The)	1,911	111,335
Altera Corp.	1,596	52,875
Altria Group Inc.	8,925	370,923
Amazon.com Inc.[a]	1,722	538,211
Ameren Corp.	1,050	41,318
American Capital Agency Corp.	1,596	37,873
American Electric Power Co. Inc.	2,058	109,794
American Express Co.	4,410	403,515
American International Group Inc.	6,384	345,183
American Tower Corp.	1,995	178,812
American Water Works Co. Inc.	987	47,978
Ameriprise Financial Inc.	1,008	113,511
AmerisourceBergen Corp.	1,197	87,596
AMETEK Inc.	1,407	74,684
Amgen Inc.	3,402	394,598
Amphenol Corp. Class A	777	74,437
Anadarko Petroleum Corp.	2,331	239,767
Analog Devices Inc.	1,452	76,056
Annaly Capital Management Inc.	3,801	44,814
ANSYS Inc.[a]	525	38,561
Aon PLC	1,344	120,879
Apache Corp.	1,722	160,525

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

Apple Inc.	4,095	$2,592,135
Applied Materials Inc.	6,048	122,109
Arch Capital Group Ltd.[a,b]	588	33,475
Archer-Daniels-Midland Co.	3,087	138,730
Arrow Electronics Inc.[a]	567	32,716
Assurant Inc.	420	28,480
AT&T Inc.	23,607	837,340
Autodesk Inc.[a]	1,134	59,388
Autoliv Inc.	462	48,972
Automatic Data Processing Inc.	2,142	170,675
AutoZone Inc.[a]	147	78,277
Avago Technologies Ltd.	1,281	90,528
AvalonBay Communities Inc.	609	86,381
Avery Dennison Corp.	672	34,070
Avnet Inc.	735	32,024
Axis Capital Holdings Ltd.	504	23,179
Baker Hughes Inc.	1,953	137,726
Ball Corp.	882	53,238
Bank of America Corp.	49,266	745,887
Bank of New York Mellon Corp. (The)	5,313	183,617
Baxter International Inc.	2,395	178,212
BB&T Corp.	2,877	109,096
Becton, Dickinson and Co.	840	98,868
Bed Bath & Beyond Inc.[a]	1,050	63,892
Berkshire Hathaway Inc. Class Ba	4,767	611,797
Best Buy Co. Inc.	1,392	38,503
Biogen Idec Inc.[a]	1,113	355,459
BlackRock Inc.[c]	651	198,490
Boeing Co. (The)	3,255	440,239
BorgWarner Inc.	882	55,469
Boston Properties Inc.	798	96,303
Boston Scientific Corp.[a]	6,846	87,834
Bristol-Myers Squibb Co.	7,455	370,812
Broadcom Corp. Class A	2,415	76,966
Brown-Forman Corp. Class B NVS	693	64,220
Bunge Ltd.	735	57,117
C.H. Robinson Worldwide Inc.	798	47,768
C.R. Bard Inc.	378	55,910
CA Inc.	1,617	46,392
Cabot Oil & Gas Corp.	2,142	77,626
Calpine Corp.[a]	1,491	34,770
Cameron International Corp.[a]	1,134	72,519
Campbell Soup Co.	945	43,376
Capital One Financial Corp.	2,583	203,773
Cardinal Health Inc.	1,512	106,793
CareFusion Corp.[a]	1,155	49,584
CarMax Inc.[a]	1,071	47,456
Carnival Corp.	1,659	66,410
Caterpillar Inc.	2,961	302,703
CBRE Group Inc. Class Aa	1,869	55,771
CBS Corp. Class B NVS	2,730	162,735
Celanese Corp. Series A	819	51,351
Celgene Corp.[a]	1,953	298,868
CenterPoint Energy Inc.	1,974	47,613
CenturyLink Inc.	2,751	103,630
Cerner Corp.[a]	1,428	77,183
CF Industries Holdings Inc.	294	71,533
Charles Schwab Corp. (The)	5,712	144,000
Charter Communications Inc. Class Aa	462	66,131
Cheniere Energy Inc.[a]	1,029	70,085
Chesapeake Energy Corp.	3,045	87,452
Chevron Corp.	8,676	1,065,326
Chipotle Mexican Grill Inc.[a]	168	91,911

Security	Shares	Value

Chubb Corp. (The)	1,109	$102,760
Church & Dwight Co. Inc.	651	45,069
Cigna Corp.	1,323	118,779
Cimarex Energy Co.	462	59,658
Cincinnati Financial Corp.	588	28,824
Cintas Corp.	735	45,658
Cisco Systems Inc.	22,869	563,035
CIT Group Inc.	861	38,297
Citigroup Inc.	13,818	657,322
Citrix Systems Inc.[a]	903	55,959
Clorox Co. (The)	483	43,286
CME Group Inc.	1,449	104,328
CMS Energy Corp.	1,449	43,108
Coach Inc.	1,302	53,004
Cobalt International Energy Inc.[a]	1,554	28,733
Coca-Cola Co. (The)	17,682	723,371
Coca-Cola Enterprises Inc.	1,533	69,966
Cognizant Technology Solutions Corp. Class Aa	2,814	136,789
Colgate-Palmolive Co.	3,948	270,043
Comcast Corp. Class A	9,933	518,503
Comcast Corp. Class A Special NVS	2,079	107,775
Comerica Inc.	861	41,302
Computer Sciences Corp.	756	47,545
ConAgra Foods Inc.	2,058	66,473
Concho Resources Inc.[a]	504	66,427
ConocoPhillips	4,958	396,343
CONSOL Energy Inc.	1,113	49,161
Consolidated Edison Inc.	1,218	67,002
Constellation Brands Inc. Class Aa	798	67,136
Continental Resources Inc.[a]	332	46,600
Core Laboratories NV	231	36,925
Corning Inc.	6,573	140,005
Costco Wholesale Corp.	1,974	229,023
Covidien PLC	2,121	155,066
Cree Inc.[a]	693	33,347
Crown Castle International Corp.	1,638	125,684
Crown Holdings Inc.[a]	882	43,086
CSX Corp.	4,788	140,767
Cummins Inc.	861	131,673
CVS Caremark Corp.	5,460	427,627
D.R. Horton Inc.	1,428	33,815
Danaher Corp.	2,751	215,761
Darden Restaurants Inc.	735	36,838
DaVita HealthCare Partners Inc.[a]	924	65,225
Deere & Co.	1,701	155,080
Delphi Automotive PLC	1,197	82,665
Denbury Resources Inc.	1,974	33,341
DENTSPLY International Inc.	777	36,744
Devon Energy Corp.	1,680	124,152
Dick’s Sporting Goods Inc.	525	23,336
Digital Realty Trust Inc.[b]	735	42,263
DIRECTV[a]	2,583	212,943
Discover Financial Services	2,352	139,074
Discovery Communications Inc. Series Aa	714	54,949
Discovery Communications Inc. Series C NVS[a]	441	33,053
DISH Network Corp. Class Aa	1,176	68,984
Dollar General Corp.[a]	1,449	77,927
Dollar Tree Inc.[a]	1,092	57,909
Dominion Resources Inc.	2,499	172,331
Dover Corp.	945	82,385
Dow Chemical Co. (The)	5,376	280,197
Dr Pepper Snapple Group Inc.	1,092	63,008
DTE Energy Co.	819	62,342

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

Duke Energy Corp.	2,919	$207,483
Duke Realty Corp.	2,604	46,091
Dun & Bradstreet Corp. (The)	294	30,356
E.I. du Pont de Nemours and Co.	4,095	283,824
Eastman Chemical Co.	798	70,431
Eaton Corp. PLC	2,205	162,486
Eaton Vance Corp. NVS	840	31,206
eBay Inc.[a]	5,313	269,528
Ecolab Inc.	1,386	151,337
Edison International	1,659	91,477
Edwards Lifesciences Corp.[a]	567	46,040
Electronic Arts Inc.[a]	1,680	59,018
Eli Lilly and Co.	4,326	258,954
EMC Corp.	8,883	235,932
Emerson Electric Co.	3,318	221,410
Energen Corp.	441	37,653
Energizer Holdings Inc.	294	34,104
Ensco PLC Class A	1,092	57,505
Entergy Corp.	756	57,018
EOG Resources Inc.	2,520	266,616
EQT Corp.	777	83,046
Equifax Inc.	714	50,544
Equinix Inc.[a]	252	50,085
Equity Residential	1,596	98,633
Essex Property Trust Inc.	279	50,488
Estee Lauder Companies Inc. (The) Class A	1,050	80,451
Everest Re Group Ltd.	231	36,965
Exelon Corp.	4,473	164,741
Expedia Inc.	483	35,404
Expeditors International of Washington Inc.	1,092	49,697
Express Scripts Holding Co.[a]	3,675	262,652
Exxon Mobil Corp.	19,909	2,001,452
F5 Networks Inc.[a]	399	43,311
Facebook Inc. Class Aa	8,568	542,354
Family Dollar Stores Inc.	483	28,304
Fastenal Co.	1,449	70,639
Federal Realty Investment Trust[b]	525	62,748
FedEx Corp.	1,344	193,751
Fidelity National Financial Inc. Class A	1,134	37,808
Fidelity National Information Services Inc.	1,197	64,818
Fifth Third Bancorp	3,738	77,339
First Republic Bank	504	25,633
FirstEnergy Corp.	1,785	60,369
Fiserv Inc.[a]	1,344	80,788
Flextronics International Ltd.[a]	3,633	36,948
FLIR Systems Inc.	924	32,257
Flowserve Corp.	945	69,684
Fluor Corp.	903	67,797
FMC Corp.	777	59,487
FMC Technologies Inc.[a]	1,113	64,621
Ford Motor Co.	16,737	275,156
Forest Laboratories Inc.[a]	1,281	121,413
Fossil Group Inc.[a]	294	30,799
Franklin Resources Inc.	2,058	113,622
Freeport-McMoRan Copper & Gold Inc.	4,916	167,390
Frontier Communications Corp.	4,641	26,871
Gap Inc. (The)	1,281	52,816
Garmin Ltd.	567	33,402
General Dynamics Corp.	1,386	163,714
General Electric Co.	45,297	1,213,507
General Growth Properties Inc.	2,457	58,550
General Mills Inc.	2,877	158,034
General Motors Co.	5,087	175,908

Security	Shares	Value

Genuine Parts Co.	693	$59,827
Gilead Sciences Inc.[a]	7,140	579,839
Goldman Sachs Group Inc. (The)	1,995	318,821
Google Inc. Class Aa	1,281	732,284
Google Inc. Class Ca	1,281	718,615
H&R Block Inc.	1,659	49,405
Halliburton Co.	4,389	283,705
Harley-Davidson Inc.	861	61,338
Harris Corp.	630	48,668
Hartford Financial Services Group Inc. (The)	1,953	67,671
Hasbro Inc.	525	28,193
HCA Holdings Inc.[a]	1,470	77,895
HCP Inc.	2,373	99,073
Health Care REIT Inc.	1,428	90,292
Helmerich & Payne Inc.	777	85,431
Henry Schein Inc.[a]	483	57,791
Herbalife Ltd.[b]	546	35,397
Hershey Co. (The)	777	75,633
Hertz Global Holdings Inc.[a]	2,445	72,176
Hess Corp.	1,407	128,459
Hewlett-Packard Co.	8,778	294,063
HollyFrontier Corp.	924	45,507
Hologic Inc.[a]	1,449	35,414
Home Depot Inc. (The)	6,434	516,200
Honeywell International Inc.	3,381	314,940
Hormel Foods Corp.	882	43,403
Hospira Inc.[a]	714	35,107
Host Hotels & Resorts Inc.	4,851	107,062
Humana Inc.	756	94,092
IHS Inc. Class Aa	315	39,662
Illinois Tool Works Inc.	2,016	174,485
Illumina Inc.[a,b]	693	109,667
Ingersoll-Rand PLC	1,533	91,704
Integrys Energy Group Inc.	504	29,227
Intel Corp.	22,092	603,553
IntercontinentalExchange Group Inc.	573	112,537
International Business Machines Corp.	4,494	828,514
International Flavors & Fragrances Inc.	483	47,943
International Paper Co.	1,974	94,022
Interpublic Group of Companies Inc. (The)	2,331	44,569
Intuit Inc.	1,323	104,901
Intuitive Surgical Inc.[a]	189	69,881
Invesco Ltd.	2,205	80,923
Iron Mountain Inc.	798	24,850
J.B. Hunt Transport Services Inc.	546	42,402
J.M. Smucker Co. (The)	567	58,174
J.P. Morgan Chase & Co.	17,199	955,748
Jacobs Engineering Group Inc.[a]	840	46,259
Johnson & Johnson	12,663	1,284,788
Johnson Controls Inc.	2,982	144,210
Joy Global Inc.	588	33,604
Juniper Networks Inc.[a]	2,520	61,639
Kansas City Southern Industries Inc.	567	60,964
KBR Inc.	903	21,934
Kellogg Co.	1,113	76,775
Keurig Green Mountain Inc.	651	73,420
KeyCorp	4,053	55,486
Kimberly-Clark Corp.	1,575	176,951
Kimco Realty Corp.	1,869	42,837
Kinder Morgan Inc.	2,961	98,868
Kinder Morgan Management LLC[a,b]	660	47,566
KLA-Tencor Corp.	882	57,789
Kohl’s Corp.	1,008	54,876

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

Kraft Foods Group Inc.	2,604	$154,834
Kroger Co. (The)	2,562	122,310
L Brands Inc.	1,113	63,875
L-3 Communications Holdings Inc.	525	63,614
Laboratory Corp. of America Holdings[a]	462	47,392
Lam Research Corp.[a]	840	52,114
Las Vegas Sands Corp.	1,911	146,230
Legg Mason Inc.	798	38,974
Leggett & Platt Inc.	798	27,068
Leucadia National Corp.	1,638	42,015
Level 3 Communications Inc.[a]	840	36,666
Liberty Global PLC Series Aa	1,302	58,616
Liberty Global PLC Series C NVS[a]	2,690	115,132
Liberty Interactive Corp. Series Aa	2,520	73,408
Liberty Media Corp.[a]	546	69,413
Liberty Property Trust	1,218	47,149
Lincoln National Corp.	1,407	67,480
Linear Technology Corp.	1,218	56,223
LinkedIn Corp. Class Aa	525	84,047
Lockheed Martin Corp.	1,260	206,199
Loews Corp.	1,260	54,344
Lorillard Inc.	1,827	113,585
Lowe’s Companies Inc.	5,187	244,204
Lululemon Athletica Inc.[a,b]	478	21,333
LyondellBasell Industries NV Class A	2,121	211,188
M&T Bank Corp.	504	61,170
Macerich Co. (The)	903	59,634
Macy’s Inc.	1,827	109,419
Manpowergroup Inc.	567	46,483
Marathon Oil Corp.	3,129	114,709
Marathon Petroleum Corp.	1,575	140,789
Marriott International Inc. Class A	1,365	84,111
Marsh & McLennan Companies Inc.	2,100	105,567
Martin Marietta Materials Inc.[b]	294	36,103
Marvell Technology Group Ltd.	2,520	39,236
Masco Corp.	1,932	41,152
MasterCard Inc. Class A	5,040	385,308
Mattel Inc.	1,470	57,080
Maxim Integrated Products Inc.	1,575	53,944
McCormick & Co. Inc. NVS	714	51,629
McDonald’s Corp.	4,263	432,396
McGraw Hill Financial Inc.	1,239	101,313
McKesson Corp.	1,071	203,104
MDU Resources Group Inc.	1,323	44,823
Mead Johnson Nutrition Co. Class A	945	84,549
MeadWestvaco Corp.	1,218	49,426
Medtronic Inc.	4,431	270,424
Merck & Co. Inc.	13,386	774,514
MetLife Inc.	4,137	210,697
MGM Resorts International[a]	2,205	56,779
Microchip Technology Inc.	1,092	51,979
Micron Technology Inc.[a]	5,103	145,895
Microsoft Corp.	36,267	1,484,771
Mohawk Industries Inc.[a]	315	42,733
Molson Coors Brewing Co. Class B NVS	798	52,453
Mondelez International Inc. Class A	7,539	283,617
Monsanto Co.	2,415	294,268
Monster Beverage Corp.[a]	756	52,451
Moody’s Corp.	987	84,428
Morgan Stanley	6,741	208,027
Mosaic Co. (The)	1,407	70,336
Motorola Solutions Inc.	1,180	79,556
Murphy Oil Corp.	903	55,688

Security	Shares	Value

Mylan Inc.[a]	1,827	$91,058
Nabors Industries Ltd.	1,470	38,558
NASDAQ OMX Group Inc. (The)	735	27,857
National Oilwell Varco Inc.	1,890	154,734
Navient Corp.[a]	2,352	37,162
NetApp Inc.	1,680	62,177
Netflix Inc.[a]	252	105,293
New York Community Bancorp Inc.	1,722	26,312
Newell Rubbermaid Inc.	1,365	39,967
News Corp. Class A NVS[a]	1,788	30,503
NextEra Energy Inc.	2,034	198,030
Nielsen NV	1,155	55,740
Nike Inc. Class B	3,360	258,418
NiSource Inc.	1,533	57,288
Noble Energy Inc.	1,638	118,051
Nordstrom Inc.	735	50,024
Norfolk Southern Corp.	1,470	148,102
Northeast Utilities	1,449	65,785
Northern Trust Corp.	1,050	63,420
Northrop Grumman Corp.	966	117,417
NRG Energy Inc.	1,785	63,617
Nucor Corp.	1,470	74,426
NVIDIA Corp.	3,066	58,254
O’Reilly Automotive Inc.[a]	546	80,781
Occidental Petroleum Corp.	3,675	366,361
Omnicare Inc.	651	41,371
Omnicom Group Inc.	1,197	85,167
ONEOK Inc.	931	60,040
Oracle Corp.	16,821	706,818
Owens-Illinois Inc.[a]	945	31,402
PACCAR Inc.	1,659	105,114
Pall Corp.	672	56,945
Parker Hannifin Corp.	756	94,674
PartnerRe Ltd.	252	27,057
Patterson Companies Inc.	588	23,026
Paychex Inc.	1,596	65,612
Pentair Ltd. Registered	1,071	79,939
People’s United Financial Inc.	1,806	25,952
Pepco Holdings Inc.	1,428	39,556
PepsiCo Inc.	6,678	589,868
Perrigo Co. PLC	611	84,440
PetSmart Inc.	546	31,379
Pfizer Inc.	29,337	869,255
PG&E Corp.	1,659	76,098
Philip Morris International Inc.	7,182	635,894
Phillips 66	2,730	231,477
Pinnacle West Capital Corp.	651	36,078
Pioneer Natural Resources Co.	693	145,641
Plum Creek Timber Co. Inc.	1,155	52,090
PNC Financial Services Group Inc. (The)[c]	2,289	195,183
PPG Industries Inc.	735	148,183
PPL Corp.	2,184	76,637
Praxair Inc.	1,197	158,291
Precision Castparts Corp.	693	175,315
Priceline.com Inc. (The)[a]	252	322,215
Principal Financial Group Inc.	1,407	65,805
Procter & Gamble Co. (The)	12,138	980,629
Progressive Corp. (The)	2,289	57,294
Prologis Inc.	2,688	111,579
Prudential Financial Inc.	2,100	172,536
Public Service Enterprise Group Inc.	3,045	118,633
Public Storage	756	130,319
PulteGroup Inc.	1,890	36,968

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

PVH Corp.	420	$55,285
QEP Resources Inc.	924	29,513
QUALCOMM Inc.	7,606	611,903
Quanta Services Inc.[a]	1,323	44,916
Quest Diagnostics Inc.	756	45,277
Rackspace Hosting Inc.[a]	714	26,054
Ralph Lauren Corp.	273	41,900
Range Resources Corp.	756	70,270
Raytheon Co.	1,491	145,477
Realty Income Corp.[b]	852	36,892
Red Hat Inc.[a]	945	47,363
Regency Centers Corp.	693	37,006
Regeneron Pharmaceuticals Inc.[a]	399	122,477
Regions Financial Corp.	6,426	65,481
RenaissanceRe Holdings Ltd.	210	21,876
Republic Services Inc.	1,428	50,551
Reynolds American Inc.	1,554	92,665
Robert Half International Inc.	882	40,210
Rock-Tenn Co. Class A	420	42,433
Rockwell Automation Inc.	714	86,451
Rockwell Collins Inc.	756	59,754
Roper Industries Inc.	567	80,333
Ross Stores Inc.	1,050	71,872
Royal Caribbean Cruises Ltd.	777	42,960
Safeway Inc.	1,386	47,595
Salesforce.com Inc.[a]	2,961	155,837
SanDisk Corp.	1,134	109,578
SBA Communications Corp. Class Aa	841	85,361
SCANA Corp.	693	36,036
Schlumberger Ltd.	6,091	633,708
Scripps Networks Interactive Inc. Class A	462	35,325
Seagate Technology PLC	1,659	89,138
SEI Investments Co.	1,134	37,343
Sempra Energy	1,071	107,475
Sherwin-Williams Co. (The)	441	90,233
Sigma-Aldrich Corp.	651	64,143
Simon Property Group Inc.	1,410	234,709
Sirius XM Holdings Inc.[a]	19,068	62,543
SL Green Realty Corp.	381	41,716
Southern Co. (The)	3,612	158,133
Southwestern Energy Co.[a]	1,638	74,480
Spectra Energy Corp.	2,814	114,192
Sprint Corp.[a]	5,193	49,593
SPX Corp.	252	26,369
St. Jude Medical Inc.	1,449	94,040
Stanley Black & Decker Inc.	798	69,745
Staples Inc.	3,108	34,965
Starbucks Corp.	3,486	255,315
Starwood Hotels & Resorts Worldwide Inc.	1,008	80,489
State Street Corp.	2,121	138,438
Stericycle Inc.[a]	462	52,839
Stryker Corp.	1,344	113,555
SunTrust Banks Inc.	2,457	94,152
Superior Energy Services Inc.	861	28,577
Symantec Corp.	3,297	72,501
Synopsys Inc.[a]	945	36,373
Sysco Corp.	2,436	91,423
T. Rowe Price Group Inc.	1,218	99,304
Target Corp.	2,604	147,803
TD Ameritrade Holding Corp.	1,281	38,866
TE Connectivity Ltd.	1,953	116,125
Teradata Corp.[a,b]	903	37,917
Tesla Motors Inc.[a,b]	420	87,263

Security	Shares	Value

Texas Instruments Inc.	4,884	$229,450
Textron Inc.	1,533	60,124
Thermo Fisher Scientific Inc.	1,575	184,133
Tiffany & Co.	588	58,453
Time Warner Cable Inc.	1,344	189,719
Time Warner Inc.	4,179	291,820
TJX Companies Inc. (The)	3,255	177,235
Toll Brothers Inc.[a]	735	26,622
Torchmark Corp.	441	35,690
Total System Services Inc.	1,113	33,679
Tractor Supply Co.	714	46,424
TransDigm Group Inc.	315	59,444
Travelers Companies Inc. (The)	1,620	151,389
Trimble Navigation Ltd.[a]	1,260	45,448
TRW Automotive Holdings Corp.[a]	546	46,339
Twenty-First Century Fox Inc. Class A	7,203	255,058
Twenty-First Century Fox Inc. Class B	1,785	61,511
Tyco International Ltd.	2,352	102,641
Tyson Foods Inc. Class A	1,764	74,899
U.S. Bancorp	7,875	332,246
UDR Inc.	1,848	50,857
Ulta Salon, Cosmetics & Fragrance Inc.[a]	259	21,989
Union Pacific Corp.	2,121	422,652
United Parcel Service Inc. Class B	3,087	320,678
United Technologies Corp.	3,885	451,515
UnitedHealth Group Inc.	4,536	361,202
Unum Group	1,155	39,166
Urban Outfitters Inc.[a]	609	20,414
Valero Energy Corp.	2,562	143,600
Varian Medical Systems Inc.[a]	546	45,018
Ventas Inc.	1,617	108,016
VeriSign Inc.[a,b]	840	42,067
Verisk Analytics Inc. Class Aa	777	45,991
Verizon Communications Inc.	18,129	905,725
Vertex Pharmaceuticals Inc.[a]	1,092	78,908
VF Corp.	1,764	111,167
Viacom Inc. Class B NVS	2,079	177,401
Visa Inc. Class A	2,373	509,792
VMware Inc. Class Aa	399	38,504
Vornado Realty Trust	882	94,445
Vulcan Materials Co.	651	39,691
W.R. Berkley Corp.	462	20,591
W.W. Grainger Inc.	315	81,387
Wal-Mart Stores Inc.	6,985	536,238
Walgreen Co.	4,116	295,982
Walt Disney Co. (The)	7,539	633,351
Washington Prime Group Inc.[a]	705	14,022
Waste Management Inc.	1,911	85,383
Waters Corp.[a]	399	39,964
Weatherford International Ltd.[a]	3,612	78,344
WellPoint Inc.	1,365	147,911
Wells Fargo & Co.	22,344	1,134,628
Western Digital Corp.	1,029	90,398
Western Union Co.	2,835	45,842
Weyerhaeuser Co.	2,940	92,375
Whirlpool Corp.	399	57,276
Whiting Petroleum Corp.[a]	609	43,757
Whole Foods Market Inc.	1,722	65,849
Williams Companies Inc. (The)	3,150	147,924
Willis Group Holdings PLC	714	29,945
Windstream Holdings Inc.	2,541	24,317
Wisconsin Energy Corp.	1,134	51,620
Wyndham Worldwide Corp.	819	60,549

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2014

Security	Shares	Value

Wynn Resorts Ltd.	438	$94,157
Xcel Energy Inc.	2,142	65,888
Xerox Corp.	5,943	73,396
Xilinx Inc.	1,365	64,100
XL Group PLC	1,323	42,945
Xylem Inc.	1,092	40,732
Yahoo! Inc.[a]	5,082	176,091
Yum! Brands Inc.	2,100	162,351
Zimmer Holdings Inc.	819	85,463
Zoetis Inc.	1,556	47,769

		83,076,109

TOTAL COMMON STOCKS
(Cost: $138,997,028)		151,403,959

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Henkel AG & Co. KGaA	819	94,692
Porsche Automobil Holding SE	672	71,845
Volkswagen AG	651	173,223

		339,760

UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	1,141,680	1,915

		1,915

TOTAL PREFERRED STOCKS
(Cost: $305,779)		341,675

RIGHTS — 0.00%

SPAIN — 0.00%
Abertis Infraestructuras SAa	2,945	3,231

		3,231

TOTAL RIGHTS
(Cost: $2,870)		3,231

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,419,448	1,419,448
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	82,604	82,604

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	80,181	$80,181

		1,582,233

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,582,233)		1,582,233

TOTAL INVESTMENTS IN SECURITIES —100.51%
(Cost: $140,887,910)		153,331,098
Other Assets, Less Liabilities — (0.51)%		(772,189)

NET ASSETS — 100.00%		$152,558,909

FDR	— Fiduciary Depositary Receipts
NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

179

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Core MSCI Emerging Markets
MSCI All Country World Minimum Volatility
MSCI Australia
MSCI Austria Capped
MSCI Belgium Capped
MSCI Brazil Capped
MSCI BRIC
MSCI Canada
MSCI Chile Capped
MSCI Colombia Capped
MSCI Emerging Markets
MSCI Emerging Markets Asia
MSCI Emerging Markets Consumer Discretionary
MSCI Emerging Markets Eastern Europe
MSCI Emerging Markets EMEA
MSCI Emerging Markets Energy Capped
MSCI Emerging Markets Growth
MSCI Emerging Markets Minimum Volatility
MSCI Emerging Markets Small-Cap
MSCI Emerging Markets Value
MSCI EMU
MSCI France
MSCI Frontier 100
MSCI Germany
MSCI Global Agriculture Producers

iShares ETF
MSCI Global Energy Producers
MSCI Global Gold Miners
MSCI Global Metals & Mining Producers
MSCI Global Silver Miners
MSCI Hong Kong
MSCI Israel Capped
MSCI Italy Capped
MSCI Japan
MSCI Japan Small-Cap
MSCI Malaysia
MSCI Mexico Capped
MSCI Netherlands
MSCI Pacific ex Japan
MSCI Singapore
MSCI South Africa
MSCI South Korea Capped
MSCI Spain Capped
MSCI Sweden
MSCI Switzerland Capped
MSCI Taiwan
MSCI Thailand Capped
MSCI Turkey
MSCI United Kingdom
MSCI USA
MSCI World

Each of the iShares Core MSCI Emerging Markets, iShares MSCI BRIC, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Consumer Discretionary, iShares MSCI Emerging Markets Energy Capped, iShares MSCI Emerging Markets Growth, iShares MSCI Emerging Markets Minimum Volatility, iShares MSCI Emerging Markets Small-Cap and iShares MSCI Emerging Markets Value ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index.

180

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

181

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1		Level 2	Level 3		Total

Core MSCI Emerging Markets
Assets:
Common Stocks	$4,259,416,973		$1,809,190	$0	[a]	$4,261,226,163
Preferred Stocks	236,179,168		—	—		236,179,168
Rights	223		191,576	0	[a]	191,799
Warrants	0	[a]	—	—		0	[a]
Money Market Funds	115,923,094		—	—		115,923,094
Futures Contracts[b]	665,660		—	—		665,660

	$4,612,185,118		$2,000,766	$0	[a]	$4,614,185,884

MSCI All Country World Minimum Volatility
Assets:
Common Stocks	$1,162,541,937		$—	$—		$1,162,541,937
Preferred Stocks	2,742,537		—	—		2,742,537
Money Market Funds	88,939,650		—	—		88,939,650

	$1,254,224,124		$—	$—		$1,254,224,124

MSCI Australia
Assets:
Common Stocks	$1,992,138,719		$—	$258		$1,992,138,977
Money Market Funds	2,615,084		—	—		2,615,084
Futures Contracts[b]	126,235		—	—		126,235

	$1,994,880,038		$—	$258		$1,994,880,296

182

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI Austria Capped
Assets:
Common Stocks	$71,153,043	$—	$26		$71,153,069
Money Market Funds	797,050	—	—		797,050

	$71,950,093	$—	$26		$71,950,119

MSCI Belgium Capped
Assets:
Common Stocks	$86,821,114	$—	$—		$86,821,114
Money Market Funds	2,576,703	—	—		2,576,703

	$89,397,817	$—	$—		$89,397,817

MSCI Brazil Capped
Assets:
Common Stocks	$2,530,136,005	$—	$—		$2,530,136,005
Preferred Stocks	1,674,531,469	—	—		1,674,531,469
Rights	3,336	—	—		3,336
Money Market Funds	1,350,273	—	—		1,350,273

	$4,206,021,083	$—	$—		$4,206,021,083

MSCI BRIC
Assets:
Common Stocks	$330,285,773	$—	$—		$330,285,773
Preferred Stocks	42,002,494	—	—		42,002,494
Rights	54	7,984	0	[a]	8,038
Money Market Funds	12,410,186	—	—		12,410,186

	$384,698,507	$7,984	$0	[a]	$384,706,491

MSCI Canada
Assets:
Common Stocks	$3,301,507,484	$—	$—		$3,301,507,484
Money Market Funds	104,113,764	—	—		104,113,764
Futures Contracts[b]	235,559	—	—		235,559

	$3,405,856,807	$—	$—		$3,405,856,807

MSCI Chile Capped
Assets:
Common Stocks	$308,944,233	$—	$—		$308,944,233
Preferred Stocks	22,055,364	—	—		22,055,364
Money Market Funds	858,062	—	—		858,062

	$331,857,659	$—	$—		$331,857,659

MSCI Colombia Capped
Assets:
Common Stocks	$18,653,578	$—	$—		$18,653,578
Preferred Stocks	5,193,706	—	—		5,193,706
Money Market Funds	27,827	—	—		27,827

	$23,875,111	$—	$—		$23,875,111

MSCI Emerging Markets
Assets:
Common Stocks	$35,502,560,937	$—	$—		$35,502,560,937
Preferred Stocks	2,206,601,892	—	—		2,206,601,892
Rights	2,535	1,381,677	3		1,384,215
Money Market Funds	1,354,230,886	—	—		1,354,230,886
Futures Contracts[b]	10,631,137	—	—		10,631,137

	$39,074,027,387	$1,381,677	$3		$39,075,409,067

183

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI Emerging Markets Asia
Assets:
Common Stocks	$37,172,420	$—	$—		$37,172,420
Preferred Stocks	486,112	—	—		486,112
Rights	—	2,289	0	[a]	2,289
Money Market Funds	352,341	—	—		352,341

	$38,010,873	$2,289	$0	[a]	$38,013,162

MSCI Emerging Markets Consumer Discretionary
Assets:
Common Stocks	$5,493,984	$—	$—		$5,493,984
Preferred Stocks	188,707	—	—		188,707
Money Market Funds	112,338	—	—		112,338

	$5,795,029	$—	$—		$5,795,029

MSCI Emerging Markets Eastern Europe
Assets:
Common Stocks	$128,311,941	$—	$—		$128,311,941
Preferred Stocks	4,734,777	—	—		4,734,777
Money Market Funds	35,091	—	—		35,091

	$133,081,809	$—	$—		$133,081,809

MSCI Emerging Markets EMEA
Assets:
Common Stocks	$10,295,518	$—	$—		$10,295,518
Preferred Stocks	149,898	—	—		149,898
Money Market Funds	104,051	—	—		104,051

	$10,549,467	$—	$—		$10,549,467

MSCI Emerging Markets Energy Capped
Assets:
Common Stocks	$1,697,898	$—	$—		$1,697,898
Preferred Stocks	165,839	—	—		165,839
Money Market Funds	16,542	—	—		16,542

	$1,880,279	$—	$—		$1,880,279

MSCI Emerging Markets Growth
Assets:
Common Stocks	$5,385,895	$—	$—		$5,385,895
Preferred Stocks	221,158	—	—		221,158
Rights	—	151	0	[a]	151
Money Market Funds	153,385	—	—		153,385

	$5,760,438	$151	$0	[a]	$5,760,589

MSCI Emerging Markets Minimum Volatility
Assets:
Common Stocks	$1,847,898,182	$—	$—		$1,847,898,182
Preferred Stocks	63,840,885	—	—		63,840,885
Rights	—	49,715	—		49,715
Money Market Funds	39,742,487	—	—		39,742,487

	$1,951,481,554	$49,715	$—		$1,951,531,269

MSCI Emerging Markets Small-Cap
Assets:
Common Stocks	$38,633,183	$263,031	$27,409		$38,923,623
Preferred Stocks	374,944	—	—		374,944
Rights	15	670	—		685
Money Market Funds	2,057,944	—	—		2,057,944

	$41,066,086	$263,701	$27,409		$41,357,196

MSCI Emerging Markets Value
Assets:
Common Stocks	$17,237,855	$—	$—		$17,237,855
Preferred Stocks	1,505,426	—	—		1,505,426
Rights	—	1,122	—		1,122
Money Market Funds	106,881	—	—		106,881

	$18,850,162	$1,122	$—		$18,851,284

184

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

MSCI EMU
Assets:
Common Stocks	$11,397,906,262	$—		$8		$11,397,906,270
Preferred Stocks	228,583,901	—		—		228,583,901
Rights	860,084	1,094,940		—		1,955,024
Money Market Funds	95,076,401	—		—		95,076,401

	$11,722,426,648	$1,094,940		$8		$11,723,521,596

MSCI France
Assets:
Common Stocks	$444,265,820	$—		$—		$444,265,820
Money Market Funds	2,860,223	—		—		2,860,223

	$447,126,043	$—		$—		$447,126,043

MSCI Frontier 100
Assets:
Common Stocks	$793,204,939	$98		$—		$793,205,037
Convertible Bonds	—	—		0	[a]	0	[a]

	$793,204,939	$98		$0	[a]	$793,205,037

MSCI Germany
Assets:
Common Stocks	$5,570,424,767	$—		$—		$5,570,424,767
Preferred Stocks	395,536,942	—		—		395,536,942
Money Market Funds	63,078,319	—		—		63,078,319
Futures Contracts[b]	2,456,194	—		—		2,456,194

	$6,031,496,222	$—		$—		$6,031,496,222

MSCI Global Agriculture Producers
Assets:
Common Stocks	$41,017,907	$—		$0	[a]	$41,017,907
Investment Companies	299,523	—		—		299,523
Preferred Stocks	310,507	—		—		310,507
Money Market Funds	419,949	—		—		419,949

	$42,047,886	$—		$0	[a]	$42,047,886

MSCI Global Energy Producers
Assets:
Common Stocks	$5,437,268	$4,883		$—		$5,442,151
Preferred Stocks	67,571	—		—		67,571
Warrants	—	0	[a]	—		0	[a]
Money Market Funds	18,496	—		—		18,496

	$5,523,335	$4,883		$—		$5,528,218

MSCI Global Gold Miners
Assets:
Common Stocks	$53,660,848	$—		$—		$53,660,848
Money Market Funds	521,681	—		—		521,681

	$54,182,529	$—		$—		$54,182,529

MSCI Global Metals & Mining Producers
Assets:
Common Stocks	$151,640,493	$103,749		$41		$151,744,283
Preferred Stocks	6,027,099	—		—		6,027,099
Rights	—	4,698		—		4,698
Money Market Funds	3,102,074	—		—		3,102,074

	$160,769,666	$108,447		$41		$160,878,154

185

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Global Silver Miners
Assets:
Common Stocks	$8,493,407	$24,750	$—	$8,518,157
Money Market Funds	199,205	—	—	199,205

	$8,692,612	$24,750	$—	$8,717,362

MSCI Hong Kong
Assets:
Common Stocks	$1,920,622,519	$—	$—	$1,920,622,519
Money Market Funds	59,648,523	—	—	59,648,523
Futures Contracts[b]	93,469	—	—	93,469

	$1,980,364,511	$—	$—	$1,980,364,511

MSCI Israel Capped
Assets:
Common Stocks	$116,963,342	$—	$—	$116,963,342
Money Market Funds	112,472	—	—	112,472

	$117,075,814	$—	$—	$117,075,814

MSCI Italy Capped
Assets:
Common Stocks	$1,439,164,350	$—	$—	$1,439,164,350
Money Market Funds	17,393,097	—	—	17,393,097

	$1,456,557,447	$—	$—	$1,456,557,447

MSCI Japan
Assets:
Common Stocks	$13,461,971,020	$—	$—	$13,461,971,020
Money Market Funds	49,027,929	—	—	49,027,929
Futures Contracts[b]	1,749,463	—	—	1,749,463

	$13,512,748,412	$—	$—	$13,512,748,412

MSCI Japan Small-Cap
Assets:
Common Stocks	$153,195,543	$138,523	$—	$153,334,066
Money Market Funds	3,459,745	—	—	3,459,745

	$156,655,288	$138,523	$—	$156,793,811

MSCI Malaysia
Assets:
Common Stocks	$772,947,308	$—	$—	$772,947,308
Money Market Funds	255,140	—	—	255,140

	$773,202,448	$—	$—	$773,202,448

MSCI Mexico Capped
Assets:
Common Stocks	$2,877,153,902	$11,869	$12	$2,877,165,783
Money Market Funds	106,845,308	—	—	106,845,308

	$2,983,999,210	$11,869	$12	$2,984,011,091

MSCI Netherlands
Assets:
Common Stocks	$231,245,359	$—	$1	$231,245,360
Money Market Funds	1,299,264	—	—	1,299,264

	$232,544,623	$—	$1	$232,544,624

MSCI Pacific ex Japan
Assets:
Common Stocks	$3,164,498,409	$—	$368	$3,164,498,777
Money Market Funds	39,484,168	—	—	39,484,168

	$3,203,982,577	$—	$368	$3,203,982,945

186

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1		Level 2		Level 3	Total

MSCI Singapore
Assets:
Common Stocks	$1,024,359,953		$—		$—	$1,024,359,953
Money Market Funds	55,497,460		—		—	55,497,460
Futures Contracts[b]	11,531		—		—	11,531

	$1,079,868,944		$—		$—	$1,079,868,944

MSCI South Africa
Assets:
Common Stocks	$573,710,263		$—		$—	$573,710,263
Money Market Funds	17,276,178		—		—	17,276,178

	$590,986,441		$—		$—	$590,986,441

MSCI South Korea Capped
Assets:
Common Stocks	$4,287,641,209		$—		$—	$4,287,641,209
Preferred Stocks	117,898,699		—		—	117,898,699
Rights	—		962,093		—	962,093
Money Market Funds	183,231,797		—		—	183,231,797

	$4,588,771,705		$962,093		$—	$4,589,733,798

MSCI Spain Capped
Assets:
Common Stocks	$2,344,128,357		$—		$—	$2,344,128,357
Rights	—		2,815,495		—	2,815,495
Money Market Funds	1,906,167		—		—	1,906,167

	$2,346,034,524		$2,815,495		$—	$2,348,850,019

MSCI Sweden
Assets:
Common Stocks	$526,960,833		$—		$—	$526,960,833
Money Market Funds	4,079,744		—		—	4,079,744

	$531,040,577		$—		$—	$531,040,577

MSCI Switzerland Capped
Assets:
Common Stocks	$1,149,505,343		$—		$—	$1,149,505,343
Money Market Funds	348,314		—		—	348,314

	$1,149,853,657		$—		$—	$1,149,853,657

MSCI Taiwan
Assets:
Common Stocks	$3,016,767,046		$—		$2	$3,016,767,048
Money Market Funds	194,399,935		—		—	194,399,935
Futures Contracts[b]	5,771		—		—	5,771

	$3,211,172,752		$—		$2	$3,211,172,754

MSCI Thailand Capped
Assets:
Common Stocks	$484,855,060		$961,778		$—	$485,816,838
Rights	—		4,769		—	4,769
Warrants	0	[a]	0	[a]	—	0	[a]
Money Market Funds	7,470,146		—		—	7,470,146

	$492,325,206		$966,547		$—	$493,291,753

MSCI Turkey
Assets:
Common Stocks	$589,650,883		$—		$—	$589,650,883
Money Market Funds	38,578,911		—		—	38,578,911

	$628,229,794		$—		$—	$628,229,794

187

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI United Kingdom
Assets:
Common Stocks	$4,287,630,759	$—	$—	$4,287,630,759
Preferred Stocks	—	618,565	—	618,565
Money Market Funds	734,021	—	—	734,021
Futures Contracts[b]	1,212,236	—	—	1,212,236

	$4,289,577,016	$618,565	$—	$4,290,195,581

MSCI USA
Assets:
Common Stocks	$74,408,792	$—	$—	$74,408,792
Money Market Funds	638,559	—	—	638,559

	$75,047,351	$—	$—	$75,047,351

MSCI World
Assets:
Common Stocks	$151,403,959	$—	$—	$151,403,959
Preferred Stocks	339,760	1,915	—	341,675
Rights	—	3,231	—	3,231
Money Market Funds	1,582,233	—	—	1,582,233

	$153,325,952	$5,146	$—	$153,331,098

[a]	Rounds to less than $1.
[b]	Futures contracts are shown at the unrealized appreciation (depreciation) on the contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$4,456,250,226	$334,898,812	$(177,628,814)	$157,269,998
MSCI All Country World Minimum Volatility	1,120,464,240	145,681,727	(11,921,843)	133,759,884
MSCI Australia	1,989,586,082	259,182,172	(254,014,193)	5,167,979
MSCI Austria Capped	90,873,839	792,992	(19,716,712)	(18,923,720)
MSCI Belgium Capped	78,639,899	13,743,035	(2,985,117)	10,757,918
MSCI Brazil Capped	3,216,974,245	1,517,957,720	(528,910,882)	989,046,838
MSCI BRIC	404,572,009	56,600,610	(76,466,128)	(19,865,518)
MSCI Canada	3,646,427,415	438,865,792	(679,671,959)	(240,806,167)
MSCI Chile Capped	293,717,479	67,665,451	(29,525,271)	38,140,180
MSCI Colombia Capped	22,996,844	1,474,887	(596,620)	878,267
MSCI Emerging Markets	38,017,032,562	5,763,932,671	(4,716,187,303)	1,047,745,368
MSCI Emerging Markets Asia	35,428,802	5,249,319	(2,664,959)	2,584,360
MSCI Emerging Markets Consumer Discretionary	5,292,310	754,612	(251,893)	502,719
MSCI Emerging Markets Eastern Europe	145,288,518	4,042,293	(16,249,002)	(12,206,709)
MSCI Emerging Markets EMEA	10,573,272	855,833	(879,638)	(23,805)
MSCI Emerging Markets Energy Capped	2,372,448	61,999	(554,168)	(492,169)
MSCI Emerging Markets Growth	5,315,425	757,979	(312,815)	445,164
MSCI Emerging Markets Minimum Volatility	1,893,687,546	162,105,677	(104,261,954)	57,843,723
MSCI Emerging Markets Small-Cap	40,485,238	4,764,920	(3,892,962)	871,958
MSCI Emerging Markets Value	19,004,056	1,149,095	(1,301,867)	(152,772)
MSCI EMU	10,603,663,792	1,207,214,455	(87,356,651)	1,119,857,804

188

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI France	$457,145,188	$30,991,996	$(41,011,141)	$(10,019,145)
MSCI Frontier 100	666,301,140	134,731,333	(7,827,436)	126,903,897
MSCI Germany	5,353,274,999	970,846,998	(295,081,969)	675,765,029
MSCI Global Agriculture Producers	41,326,188	3,204,838	(2,483,140)	721,698
MSCI Global Energy Producers	4,926,964	853,438	(252,184)	601,254
MSCI Global Gold Miners	69,845,525	1,507,690	(17,170,686)	(15,662,996)
MSCI Global Metals & Mining Producers	159,475,667	11,686,514	(10,284,027)	1,402,487
MSCI Global Silver Miners	10,732,853	154,116	(2,169,607)	(2,015,491)
MSCI Hong Kong	1,946,620,788	210,152,319	(176,502,065)	33,650,254
MSCI Israel Capped	132,216,930	2,481,631	(17,622,747)	(15,141,116)
MSCI Italy Capped	1,290,164,749	200,802,699	(34,410,001)	166,392,698
MSCI Japan	14,594,011,763	572,419,166	(1,655,431,980)	(1,083,012,814)
MSCI Japan Small-Cap	149,803,940	14,315,229	(7,325,358)	6,989,871
MSCI Malaysia	363,835,175	449,471,571	(40,104,298)	409,367,273
MSCI Mexico Capped	3,201,587,057	86,425,234	(304,001,200)	(217,575,966)
MSCI Netherlands	232,476,674	11,432,817	(11,364,867)	67,950
MSCI Pacific ex Japan	3,030,450,775	456,897,088	(283,364,918)	173,532,170
MSCI Singapore	1,076,733,129	114,055,512	(110,931,228)	3,124,284
MSCI South Africa	655,385,473	47,864,174	(112,263,206)	(64,399,032)
MSCI South Korea Capped	3,075,964,276	2,014,951,272	(501,181,750)	1,513,769,522
MSCI Spain Capped	2,094,736,048	264,968,119	(10,854,148)	254,113,971
MSCI Sweden	490,823,062	69,018,020	(28,800,505)	40,217,515
MSCI Switzerland Capped	922,491,190	256,804,899	(29,442,432)	227,362,467
MSCI Taiwan	2,064,027,276	1,382,513,883	(235,374,176)	1,147,139,707
MSCI Thailand Capped	591,721,449	6,529,326	(104,959,022)	(98,429,696)
MSCI Turkey	702,476,732	5,627,632	(79,874,570)	(74,246,938)
MSCI United Kingdom	3,972,355,357	543,865,368	(227,237,380)	316,627,988
MSCI USA	67,396,122	8,503,004	(851,775)	7,651,229
MSCI World	140,897,971	14,240,510	(1,807,383)	12,433,127

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of May 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

189

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended May 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI All Country World Minimum Volatility
iShares India 50 ETF	135,154	5,900	(141,054)	—	$—	$—	$(28,611)

MSCI Global Agriculture Producers
iShares India 50 ETF	12,191	2,038	(3,478)	10,751	$299,523	$1,113	$(3,025)

MSCI Mexico Capped
Desarrolladora Homex SAB de CV	28,207,210	5,221,000	(33,428,210)	—	$—	$—	$(19,927,540)

MSCI USA
BlackRock Inc.	1,575	337	(1,361)	551	$168,000	$4,657	$156,187
PNC Financial Services Group Inc. (The)	6,204	1,410	(5,417)	2,197	187,338	6,649	120,140

					$355,338	$11,306	$276,327

MSCI World
BlackRock Inc.	124	558	(31)	651	$198,490	$1,926	$1,212
PNC Financial Services Group Inc. (The)	436	1,962	(109)	2,289	195,183	2,629	1,002

					$393,673	$4,555	$2,214

190

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

3.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

191

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 24, 2014